                              SOUND INVESTING IN
                                A SEA OF CHANGE


--------------------------------------------------------------------------------
                              1995 ANNUAL REPORT
--------------------------------------------------------------------------------




                                                        MAINSTAY
                                                        INSTITUTIONAL FUNDS INC.

Performance Highlights--Total Returns/4/

12 Months Ended December 31, 1995

                                                                                                          -----------------------
                                                                                                             SEC Average Annual
                                                                                                                Total Returns
                                                                                                          as of December 31, 1995
---------------------------------------------------------------------------------------------------------------------------------
Funds                                      1991       1992       1993       1994     1995      1 Year    5 Year   Since Inception
---------------------------------------------------------------------------------------------------------------------------------
Equity Funds
---------------------------------------------------------------------------------------------------------------------------------
EAFE Index (Instl. Class)/2/               10.10%    -12.22%     28.97%     6.83%     9.03%     9.03%     7.74%         7.74%
---------------------------------------------------------------------------------------------------------------------------------
EAFE Index (Serv. Class)/1/                10.10     -12.22      28.97      6.83      8.63      8.63      7.66          7.66
---------------------------------------------------------------------------------------------------------------------------------
Growth Equity (Instl. Class)/2/            67.00       5.63       9.59     -2.23     37.88     37.88     21.12         21.12
---------------------------------------------------------------------------------------------------------------------------------
Growth Equity (Serv. Class)/1/             67.00       5.63       9.59     -2.23     37.50     37.50     21.05         21.05
---------------------------------------------------------------------------------------------------------------------------------
Indexed Equity (Instl. Class)/2/           29.80       7.19       9.41      0.90     36.88     36.88     16.02         16.02
---------------------------------------------------------------------------------------------------------------------------------
Indexed Equity (Serv. Class)/1/            29.80       7.19       9.41      0.90     36.70     36.70     15.99         15.99
---------------------------------------------------------------------------------------------------------------------------------
International Equity (Instl. Class)/3/       N/A        N/A        N/A       N/A      7.17      7.17       N/A          7.17
---------------------------------------------------------------------------------------------------------------------------------
International Equity (Serv. Class)/3/        N/A        N/A        N/A       N/A      6.86      6.86       N/A          6.86
---------------------------------------------------------------------------------------------------------------------------------
Multi-Asset (Instl. Class)/2/              17.90       7.09       8.79     -0.86     26.81     26.81     11.55         11.55
---------------------------------------------------------------------------------------------------------------------------------
Multi-Asset (Serv. Class)/1/               17.90       7.09       8.79     -0.86     26.70     26.70     11.53         11.53
---------------------------------------------------------------------------------------------------------------------------------
Value Equity (Instl. Class)/2/             36.60      20.71      14.90      1.22     29.42     29.42     19.94         19.94
---------------------------------------------------------------------------------------------------------------------------------
Value Equity (Serv. Class)/1/              36.60      20.71      14.90      1.22     29.32     29.32     19.92         19.92
---------------------------------------------------------------------------------------------------------------------------------

Fixed Income Funds
---------------------------------------------------------------------------------------------------------------------------------
Bond (Instl. Class)/2/                     14.00%      6.39%      9.74%    -3.31%    17.88%    17.88%     8.69%         8.69%
---------------------------------------------------------------------------------------------------------------------------------
Bond (Serv. Class)/1/                      14.00       6.39       9.74     -3.31     17.55     17.55      8.63          8.63
---------------------------------------------------------------------------------------------------------------------------------
Indexed Bond (Instl. Class)/2/             14.70       7.09       9.64     -3.44     18.07     18.07      8.95          8.95
---------------------------------------------------------------------------------------------------------------------------------
Indexed Bond (Serv. Class)/1/              14.70       7.09       9.64     -3.44     17.97     17.97      8.94          8.94
---------------------------------------------------------------------------------------------------------------------------------
International Bond (Instl. Class)/3/         N/A        N/A        N/A       N/A     18.46     18.46       N/A         18.46
---------------------------------------------------------------------------------------------------------------------------------
International Bond (Serv. Class)/3/          N/A        N/A        N/A       N/A     18.26     18.26       N/A         18.26
---------------------------------------------------------------------------------------------------------------------------------
Money Market5 (Instl. Class)/2/             5.95       3.66       2.89      3.88      5.63      5.63      4.39          4.39
---------------------------------------------------------------------------------------------------------------------------------
Money Market5 (Serv. Class)/1/              5.95       3.66       2.89      3.88      5.46      5.46      4.36          4.36
---------------------------------------------------------------------------------------------------------------------------------
Short-Term Bond (Instl. Class)/2/          11.30       5.94       5.67      0.11     10.27     10.27      6.58          6.58
---------------------------------------------------------------------------------------------------------------------------------
Short-Term Bond (Serv. Class)/1/           11.30       5.94       5.67      0.11     10.07     10.07      6.54          6.54
---------------------------------------------------------------------------------------------------------------------------------

/1/ Performance figures for the Service Class, first offered to the public on 1/1/95, include the historical performance of the Institutional Class from the Funds' inception (1/2/91) up to December 31, 1994. Performance figures for these two Classes after this date will vary based on differences in their expense structures.

/2/ The inception date of these Institutional Class shares and the date such shares were first offered to the public is 1/2/91.

/3/ The inception date of the International Equity Fund and International Bond
    Fund shares and the date such shares were first offered to the public is 1/1/95.

/4/ The total return reflects the annual return on an investment including appreciation and dividends or interest. Total returns shown herein include the change in share price and reinvestment of capital gains distributions and dividends, and, for the Service Class shares, include the service fee of .25%.

/5/ The Money Market Fund-Institutional Class had an effective 7-day yield of
    5.48% with an average 7-day yield of 5.34%, both as of 12/27/95. The Money Market Fund-Service Class had an effective 7-day yield of 5.21% with an average 7-day yield of 5.08%, both as of 12/27/95. The Administrator has agreed to assume a portion of the expenses for these Funds. Had certain expenses not been assumed by the Administrator, the effective 7-day yield and the average 7-day yield would have been 5.34% and 5.21%, respectively, for the Institutional Class and 5.08% and 4.95%, respectively, for the Service Class.

    Investments in the Money Market Fund are neither insured nor guaranteed by the U.S. Government, and there is no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that upon redemption, shares may be worth more or less than their original cost.

    Performance figures for each Fund reflect the waiver (through 1993 for the Value Equity Fund and Growth Equity Fund) of a portion of New York Life Insurance Company's fees (up to the amount of such fees), received as Administrator for each Fund, to the extent necessary to limit the total operating expenses of such Funds. As a result, total return figures, which take into account this fee waiver, would have been lower had New York Life not waived its administrative fees.

    The Funds currently offer two Classes of shares. Investors should consider, when deciding whether to purchase a particular Class of shares, the services desired and other relevant factors.

    See prospectus for more detailed information. The Funds' prospectus contains more information about advisory fees, other expenses and share classes. Please read it carefully before you invest or send money.

    The Institutional Class shares are sold with no sales charge. The Service Class shares, first offered 1/1/95, are sold with no initial or contingent deferred sales charge, but are subject to an annual shareholder service fee of .25%.

    Foreign investing may be subject to greater risks than domestic investing. These may include securities markets that are less efficient, less liquid and more volatile than those in the United States, as well as foreign currency fluctuations and different governmental regulatory concerns.

                   ----------------------------------------
                               TABLE OF CONTENTS
                   ----------------------------------------


                                   Contents

                            Chairperson's Letter 2


                         PORTFOLIO MANAGERS' COMMENTS

                                       &

                             FINANCIAL STATEMENTS


                                 EQUITY FUNDS

                               EAFE Index Fund 4

                             Growth Equity Fund 18

                            Indexed Equity Fund 25

                         International Equity Fund 38

                              Multi-Asset Fund 51

                             Value Equity Fund 66


                              FIXED INCOME FUNDS

                                 Bond Fund 73

                             Indexed Bond Fund 80

                          International Bond Fund 89

                             Money Market Fund 97

                           Short-Term Bond Fund 105


                     Note 1 Organization and Business 111

                  Note 2 Significant Accounting Policies 112

                  Note 3 Fees and Related Party Policies 115

                         Note 4 Federal Income Tax 117

                       Note 5 Financial Investments 118

                  Note 6 Purchase and Sales of Securities 120

                     Note 7 Capital Share Transactions 120

                     Report of Independent Accountants 122

                   ----------------------------------------
                                 CHAIRPERSON'S
                                    LETTER
                   ----------------------------------------


                     [PHOTO OF ALICE T. KANE APPEARS HERE]

                          Alice T. Kane, Chairperson


      REPORT TO SHAREHOLDERS FOR THE FISCAL YEAR ENDED DECEMBER 31, 1995

We are pleased to report to you on the activities and investment results of the MainStay(R) Institutional Funds for the twelve months ended December 31, 1995.

The U.S. capital markets provided an extraordinary and unexpected feast for investors in 1995. After a gloomy 1994, the stock market advanced rapidly, providing its best returns since 1975: the S&P 500 Stock Index+ returned 37.53% for 1995. The Dow Jones Industrial Average broke the 4000 and 5000 barriers, to return 36.94% -- its biggest jump in the post-World War II era. The NASDAQ Composite Index, which is composed of smaller capitalization issues, finished the year with a robust return of 39.92%, led by soaring technology stocks.* (S)

These advances were helped by positive fundamentals: low inflation, strong productivity gains, solid profit growth, moderate economic growth, and lower interest rates. Technology stocks were strong from January through most of the third quarter, and financial, airlines, and healthcare were among the leading industries throughout the year.

Bond investors also had reasons to celebrate, enjoying the strongest year in 10 years and the third best annual total return since records have been kept. The Lehman Brothers Government/Corporate Bond Index,++ for example, returned a remarkable 19.24% for 1995. The elusive "soft landing" became a reality and provided an environment of slowing economic growth and falling inflation. This, combined with fiscal restraint, consequently drove interest rates down and bond prices up. The resulting rise in bond prices helped advance total returns in most of our fixed-income portfolios.

Around the globe, interest rates in Europe headed lower as the global economy faltered, Japanese bond yields were very low, and the dollar showed signs of reversing a long-term downward spiral. Most world stock markets could not keep pace with the U.S. stock markets. On average, European stocks rose 12.3%. Asian markets were mixed, with the important Japanese market reaching its low in July and rallying in the second half of 1995, but ending the year with less than a 1% total return. During 1995, Latin America was the worst performing region, with Mexico, Brazil and Colombia posting double-digit losses.

FUND PERFORMANCE AND MORNINGSTAR RECOGNITION

In this market context, we are pleased to report that all of the MainStay Institutional Funds provided positive total returns for the year ended 12/31/95. Four of the Funds posted their highest annual total returns since their inception. Year-end 1995 was a milestone for most of our Institutional Funds which have been in operation since 1/2/91, and we are now able to report a five-year performance history. 1995 also represented the first full year of operation for the International Equity and International Bond Funds.

As of 12/31/95, Morningstar, Inc.** rated the MainStay Institutional Value Equity Fund five-stars overall among all equity funds, placing it among the top 10% of all equity funds. Both the Bond Fund and the Indexed Bond Fund received four-star ratings overall from Morningstar in the fixed-income category, to rank among the top 33% of all fixed-income funds. The Value Equity Fund ranking is based on the three-year period from December 31, 1992 to December 31, 1995 among 1,394 equity funds and on the five-year period from December 31, 1990 to December 31, 1995 among 950 equity funds. The Bond Fund and Indexed Bond Fund ratings are based on the same three-year and five-year periods among 765 and 439 fixed income funds, respectively.

MARKET OUTLOOK

Looking ahead to the coming year, we feel it is unlikely to conjure a repeat of the returns of 1995. However, we believe the case for the continuation of the same positive fundamentals which gave vibrancy to the market of 1995 will depend on continued low inflation aided by strong productivity gains, steady, moderate economic growth and low interest rates. The consensus view in the marketplace is that 1996 may be more realistic in terms of the historical norms for stock and bond returns (i.e., approximately 10% for stocks and 8% for bonds)(S)(S). However, we believe wise investors should ponder the risks they face in 1996 and not become overly complacent.

At MainStay Institutional Funds, we remain committed to helping our shareholders pursue their investment goals. As a MainStay shareholder, you have played an important role in our success, and we look forward to serving your investment needs for many years to come.


Sincerely,

/s/ Alice T. Kane

Alice T. Kane                                                       January 1996


--------------------------------------------------------------------------------
     * Past performance is no guarantee of future results.

     + The S&P 500 Stock Index is a registered trademark of Standard & Poor's
       Corporation. S&P 500 Stock Index is an unmanaged index that is considered representative of the U.S. stock market.

   (S) Performance for funds other than MainStay Institutional Funds is based on data from Lipper Analytical Services, Inc. and Ibbotson Associates' EnCorr Software. Both Lipper and Ibbotson are independent monitors of mutual fund performance. Results do not reflect any deduction of sales charges and are based on total returns with capital gains and dividends reinvested.

    ++ The Lehman Brothers Government/Corporate Bond Index is an unmanaged index generally considered representative of the U.S. intermediate-term bond index.

    ** Morningstar, Inc. is an independent fund performance monitor. Its ratings reflect historic risk-adjusted performance, which does not include sales charges, and may change monthly. Its ratings of 1 (low) and 5 (high) stars are based on a fund's 3 and 5-year average annual returns with fee adjustments, and a risk factor that reflects fund performance relative to 3-month Treasury bill monthly returns. As of 12/31/95, the Value Equity, Bond, and Indexed Bond Funds' three- and five-year ratings were 4 and 5 stars out of 1,394 and 950 funds in the equity category, and 4 and 4 stars, and 4 and 4 stars out of 765 and 439 funds in the fixed-income category, respectively. Only 10% of the funds in an investment category may receive 5 stars, 22.5% may receive 4 stars, 35% may receive 3 stars, and 22.5% may receive 2 stars. Ratings reflect Institutional Class performance only. Service Class shares, the International Equity Fund and the International Bond Fund, all introduced January 1, 1995, will not be rated by Morningstar until they have a three-year operating history.

(S)(S) Source: (C) Ibbotson Associates' EnCorr Software, U.S. Investment
       Benchmarks: Chicago, IL. Used with permission. All rights reserved.

                   ----------------------------------------
                              PORTFOLIO MANAGERS'
                                   COMMENTS
                   ----------------------------------------

                             --------------------
                                EAFE Index Fund
                             --------------------

In 1995, the U.S. stock market soared, while many Pacific-based markets languished through much of the year. European bourses posted quite respectable gains, but except for the Swiss market, they lagged the S&P 500 Index+ by a good margin.

Early in the year, as the U.S. market began its upward trajectory, Japanese exporters were hit hard by the persistent strength of the yen. The situation worsened before it got better, as the Japanese market was beset by a banking crisis. If it weren't for particularly strong returns in December, the Japanese stock market may have posted a loss for the year. As it was, it remained essentially flat, returning just 0.69% in dollar terms.

In Europe, the picture was much brighter. The same factor that helped boost returns on U.S. stocks -- low interest rates -- worked wonders across most of the continent. Notable exceptions were Finland, Italy, and Austria. The Finnish market fell apart in the fourth quarter, with Nokia (one of Finland's largest corporate entities) losing almost 30%. This brought Finland's annual return down to 4.6%. Italy fared even worse, as one political scandal after another pummeled the market. The only Morgan Stanley Capital International (MSCI) Europe, Australia, Far East (EAFE) Index(S) market to actually turn in a loss for the year in U.S. dollar terms, however, was Austria. As a whole, the European portion of the EAFE Index returned an impressive 21.6%.

Unfortunately for Fund investors, Europe makes up only slightly more than half of the EAFE Index. Poor performance of Japanese stocks -- which make up 41% of the Index -- depressed returns substantially. For the year, the MainStay Institutional EAFE Index Fund gained 9.03% and 8.63% (Institutional Class and Service Class shares, respectively) while the MSCI EAFE Index returned 11.21%. The difference in returns between the Fund and the Index may be attributed to the Fund's fees and expenses and negative tracking error. Some of the negative tracking error experienced in 1995 was due to changes in the Index which necessitated re-balancing of the portfolio. As the Fund's assets continue to grow, the tracking error should diminish.

Holly V. Cox
James A. Mehling, CFA
Portfolio Managers

Note: Foreign investing may be subject to greater risks than domestic investing. These may include securities markets that are less efficient, less liquid and more volatile than those in the United States, as well as foreign currency fluctuations and different governmental regulatory concerns.


                  $10,000 INVESTED IN MAINSTAY INSTITUTIONAL
                      EAFE INDEX FUND VS MSCI EAFE INDEX

                          INSTITUTIONAL CLASS SHARES
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

               EAFE
               Index               MSCI
               Fund                EAFE Index
1/91           $10,000              $10,000
4Q 1991        $11,010              $11,213
4Q 1992        $9,665               $9,848
4Q 1993        $12,464              $13,054
4Q 1994        $13,315              $14,070
4Q 1995        $14,517              $15,646

--------------------------------------------------------------------------------
[ ] EAFE Index Fund [ ]  MSCI EAFE Index
Source: (C) Ibbotson Associates EnCorr Software
These graphs assume a $10,000 investment made on 1/2/91.

Note: See following page for additional footnotes regarding these performance figures.



                  $10,000 INVESTED IN MAINSTAY INSTITUTIONAL
                      EAFE INDEX FUND VS MSCI EAFE INDEX

                             SERVICE CLASS SHARES
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]


                EAFE
                Index               MSCI
                Fund                EAFE Index
 1/91           $10,000              $10,000
 4Q 1991        $11,010              $11,213
 4Q 1992        $9,665               $9,848
 4Q 1993        $12,464              $13,054
 4Q 1994        $13,315              $14,070
 4Q 1995        $14,464              $15,646

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
    Past performance is no guarantee of future results.

  + The S&P 500 Stock Index is a registered trademark of Standard & Poor's
    Corporation. S&P 500 Stock Index is an unmanaged index that is considered representative of the U.S. stock market.

(S) The MSCI EAFE Index is an unmanaged index generally considered representative of the international stock market.

                                               Total Return*                SEC Average Annual Total Return*
Performance                               as of December 31, 1995                as of December 31, 1995
-----------------------------------------------------------------------------------------------------------------
                                                   1995                 One Year    Five Year     Since Inception
-----------------------------------------------------------------------------------------------------------------
EAFE Index Fund Institutional Class                9.03%                 9.03%         7.74%            7.74%
EAFE Index Fund Service Class**                    8.63%                 8.63%         7.66%            7.66%
Average Lipper++ International Fund                9.41%                 9.41%        10.16%           10.16%
MSCI EAFE Index                                   11.21%                11.21%         9.37%            9.37%


Year-By-Year Performance
--------------------------------------------------------------------------------

                           [BAR GRAPH APPEARS HERE]

                 Institutional Class Shares
           Total Return %*
1991              10.10
1992             -12.22
1993              28.97
1994               6.83
1995               9.03


Portfolio Composition (% of net assets as of December 31, 1995)
--------------------------------------------------------------------------------

                           [PIE CHART APPEARS HERE]

Common Stocks       98.15%
Cash & Equivalents   0.45%
Other                1.40%

Top 10 Holdings
(% of net assets as of December 31, 1995)

 1. Toyota Motor Corp.                           1.53%
 2. Royal Dutch Petroleum Co.                    1.30%
 3. US Treasury Bill                             1.30%
 4. Industrial Bank of Japan, Ltd.               1.28%
 5. Sumitomo Bank, Ltd.                          1.22%
 6. Fuji Bank, Ltd.                              1.21%
 7. Roche Holdings AG                            1.14%
 8. Dai-Ichi Kangyo Bank, Ltd.                   1.10%
 9. British Petroleum Co. Plc                    0.97%
10. Nestle SA Registered                         0.90%

Top 5 Countries
(% of net assets as of December 31, 1995)
1. Japan                                        40.46%
2. United Kingdom                               16.19%
3. Germany                                       7.12%
4. France                                        5.88%
5. Switzerland                                   5.81%

--------------------------------------------------------------------------------
** Performance figures for the Service Class, first offered to the public on 1/1/95, include the historical performance of the Institutional Class from the Funds' inception (1/2/91) up to December 31, 1994. Performance figures for these two Classes after this date will vary based on differences in their expense structures.

 * The total return reflects the annual return on an investment including appreciation and dividends or interest. Total returns shown herein include the change in share price and reinvestment of capital gains distributions and dividends, and, for the Service Class shares, include the service fee of .25%.

++ Lipper Analytical Services Inc. is an independent monitor of mutual fund performance. Lipper results do not reflect any deduction of sales charges and are based on total returns with capital gains and dividends reinvested.

   Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that upon redemption, shares may be worth more or less than their original cost.

   The Institutional Class shares are sold with no sales charge. The Service Class shares, first offered 1/1/95, are sold with no initial or contingent deferred sales charge, but are subject to an annual shareholder service fee of .25%.

   Unlike other funds which generally seek to "beat" the market, index funds seek to "match" their respective indices.

EAFE INDEX FUND
PORTFOLIO OF INVESTMENTS
December 31, 1995

COMMON STOCKS (98.2%)+

                                                            SHARES     VALUE
                                                          ---------------------
AUSTRALIA (2.6%)
Boral, Ltd. (building materials & components)..............  12,500 $    31,614
Broken Hill Proprietary Co., Ltd. (energy sources).........  17,270     244,084
Coles Myer, Ltd. (merchandising)...........................  40,137     125,099
CRA, Ltd. (metals-nonferrous)..............................  16,447     241,513
National Australian Bank, Ltd. (banking)...................  42,900     386,130
News Corp., Ltd.
 (broadcasting & publishing)...............................  33,000     176,250
Pacific Dunlop, Ltd.
 (multi-industry)..........................................  25,200      59,046
Pioneer International, Ltd. (building materials &
 components)...............................................  42,400     109,443
Smith (Howard), Ltd.
 (multi-industry)..........................................  20,900      98,721
Westpac Banking Corp., Ltd. (banking)......................  70,800     313,885
WMC, Ltd. (metals-nonferrous)..............................  44,600     286,644
                                                                    -----------
                                                                      2,072,429
                                                                    -----------
AUSTRIA (0.5%)
Bank Austria AG (banking)..................................   1,750     141,456
Creditanstalt-Bankverein Stamm (banking)...................     700      38,857
EA-Generali AG (insurance).................................     500     149,946
Flughafen Wien AG
 (transportation-airlines).................................     700      46,573
                                                                    -----------
                                                                        376,832
                                                                    -----------
BELGIUM (1.3%)
Electrabel, SA
 (utilities-electrical & gas)..............................   1,800     428,148
Fortis AG (insurance)......................................   3,200     389,274
Petrofina, SA (energy sources).............................     820     251,051
                                                                    -----------
                                                                      1,068,473
                                                                    -----------
DENMARK (0.8%)
Dampskibsselskabet AF 1912 AS Class B
 (transportation-shipping).................................       7     133,892
Dampskibsselskabet Svendborg AS Class B
 (transportation-shipping).................................       4     110,433
Den Danske Bank (banking)..................................   1,800     124,400
FLS Industries AS Class B (machinery & engineering)........     700      54,315
Novo Nordisk AS Class B
 (health & personal care)..................................   1,400     191,995
                                                                    -----------
                                                                        615,035
                                                                    -----------
FINLAND (0.7%)
Kesko
 (food & household products)...............................   3,400      42,363

--------
+ Percentages indicated are based on Fund net assets.

                                                            SHARES     VALUE
                                                          ---------------------
FINLAND (Continued)
Kone Corp. Class B
 (transportation-shipping).................................   1,900 $   158,843
Metra Oy Class B
 (machinery & engineering).................................   2,300      94,818
Nokia AB Class A (electronic components & instruments).....   4,500     177,222
Pohjola Insurance Group Class B (insurance)................   4,600      59,327
                                                                    -----------
                                                                        532,573
                                                                    -----------
FRANCE (5.9%)
Alcatel Alsthom
 (electrical & electronics)................................   2,500     215,832
AXA Groupe (insurance).....................................   6,000     404,876
Compagnie de Saint Gobain
 (misc.-materials & components)............................   1,670     185,086
Compagnie Financiere de Paribas, SA Class A (banking)......   3,400     186,673
Compagnie Fonciere International (banking).................      50       3,578
Compagnie Generale de Geophysique (energy equipment &
 service) (a)..............................................     300       9,876
Compagnie Generale des Eaux (business & public services)...   2,572     257,127
Credit National (banking)..................................   2,744     201,997
Dollfus-Mieg & Cie
 (textiles & apparel)......................................   2,450     100,146
Elf Aquitaine (energy sources).............................   4,800     354,132
Etablissements Economiques du Casino Guichard-Perrachon
 (merchandising)...........................................   6,100     177,248
Groupe Danone
 (food & household products)...............................   1,675     276,748
LaFarge Coppee (building materials & components)...........   1,936     124,900
L'Air Liquide (chemicals)..................................   2,631     436,347
L'Oreal (health & personal care)...........................   1,300     348,501
LVMH-Moet Hennessy Louis Vuitton (beverages & tobacco).....   2,310     481,803
Michelin (CGDE) Class B
 (industrial components)...................................   3,200     127,794
PSA Peugeot Citroen, SA (automobiles)......................   1,150     151,910
Sanofi SA (health & personal care).........................   5,440     349,178
Societe Generale (banking).................................   1,600     197,940
Union des Assurances de Paris (UAP) (insurance)............   5,000     130,767
                                                                    -----------
                                                                      4,722,459
                                                                    -----------
GERMANY (7.1%)
AGIV AG Fuer Industrie & Verkehrswesen (multi-industry)....   3,000      65,605
Allianz AG Holding (insurance).............................     272     535,153
BASF AG (chemicals)........................................   1,950     440,062

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                      MAINSTAY
                                                      INSTITUTIONAL FUNDS INC.

COMMON STOCKS (Continued)

                                                            SHARES     VALUE
                                                          ---------------------
GERMANY (Continued)
Bayer AG (chemicals).......................................   1,900 $   505,507
Bayerische Hypotheken & Wechsel Bank AG (banking)..........  12,450     314,712
Bayerische Vereinsbank AG (banking)........................   6,630     199,186
Beiersdorf AG
 (health & personal care)..................................     200     137,639
Daimler Benz Aktiengesellschaft AG (automobiles)...........     920     465,375
Deutsche Bank AG (banking).................................   8,100     385,397
Dresdner Bank AG (banking).................................     600      16,118
Heidelberger Zement AG (building materials & components)...     110      69,015
Hochtief AG
 (construction & housing)..................................     350     149,901
Mannesmann AG
 (machinery & engineering).................................     860     274,293
Muenchener Rueckversicherungs-Gesellschaft (insurance).....     150     323,837
RWE AG
 (utilities-electrical & gas)..............................     840     306,062
RWE AG Vorzug
 (utilities-electrical & gas)..............................     800     223,577
Siemens AG
 (electrical & electronics)................................   1,150     633,141
Strabag AG
 (construction & housing)..................................     500      88,907
VEBA AG
 (utilities-electrical & gas)..............................   6,900     296,001
Viag AG (multi-industry)...................................     700     289,043
                                                                    -----------
                                                                      5,718,531
                                                                    -----------
HONG KONG (3.0%)
Cathay Pacific Airways (transportation-airlines)...........  90,000     137,349
Cheung Kong (Holdings) Ltd. (construction & housing).......  40,000     243,664
China Light & Power Co., Ltd. (utilities-electrical &
 gas)......................................................  31,200     143,651
Chinese Estates Holdings
 (multi-industry)..........................................  60,000      39,186
Hang Lung Development Co.
 (multi-industry)..........................................  38,000      60,450
Hang Seng Bank Ltd. (banking)..............................  32,000     286,602
Hong Kong & China Gas Co., Ltd. (utilities-electrical &
 gas)......................................................  61,344      98,776
Hong Kong Telecommunications Ltd. (telecommunications)..... 150,000     267,720
Hopewell Holdings Ltd. (construction & housing)............ 100,000      57,550
Hutchison Whampoa Ltd.
 (multi-industry)..........................................  69,000     420,320
Miramar Hotel & Investment Ltd. (leisure & tourism)........  50,000     105,405
New World Development Co., Ltd. (multi-industry)...........  34,000     148,189

                                                             SHARES     VALUE
                                                           ---------------------
HONG KONG (Continued)
Shangri-La Asia Ltd.
 (multi-industry)...........................................  38,000 $    46,444
Sun Hung Kai Properties Ltd. (construction & housing).......  33,000     269,950
Swire Pacific Ltd. Class A
 (multi-industry)...........................................   9,500      73,720
Winsor Industrial Corp., Ltd. (textiles & apparel)..........  30,000      25,413
                                                                     -----------
                                                                       2,424,389
                                                                     -----------
IRELAND (0.4%)
Allied Irish Bank Plc (banking).............................  12,000      65,008
Independent Newspapers Plc (broadcasting & publishing)......  30,000     185,379
Irish Life Plc (insurance)..................................  15,000      56,977
                                                                     -----------
                                                                         307,364
                                                                     -----------
ITALY (2.1%)
Alleanza Assicurazioni di Risp NC (insurance)...............      57         404
Assicurazioni Generali SPA (insurance)......................  12,100     293,270
Banca Commerciale Italiana SPA (banking)....................  48,500     103,640
Cementir SPA (building materials & components)..............  62,000      49,240
Credito Italiano SPA (banking)..............................  66,000      76,963
Edison SPA (energy sources).................................  18,200      78,471
Fiat SPA (automobiles)......................................  36,000     117,094
Fiat SPA-Priv (automobiles).................................  35,000      63,980
Fidis Finanziaria di Sviluppo SPA (financial services)......  25,000      47,985
Istituto Mobiliare Italiano SPA (banking)...................   9,600      60,514
Istituto Nazionale delle Assicurazioni (INA) (insurance)....  65,700      87,177
Magneti Marelli SPA (automobiles)...........................  53,000      64,978
Mediobanca SPA
 (financial services).......................................   9,850      68,267
Montedison SPA
 (multi-industry) (a).......................................  70,000      46,949
Pirelli SPA
 (industrial components) (a)................................  72,000      93,038
SME Meridonale
 (food & household products)................................  45,000      92,048
Snia BPD SPA (multi-industry) (a)...........................  50,400      42,094
Telecom Italia SPA (telecommunications).....................  90,000     140,121
Telecom Italia Mobile SPA (telecommunications) (a)..........  90,000     158,562
                                                                     -----------
                                                                       1,684,795
                                                                     -----------
JAPAN (40.5%)
Ajinomoto Co., Inc.
 (food & household products)................................   5,000      55,743

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

EAFE INDEX FUND
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1995

COMMON STOCKS (Continued)

                                                             SHARES     VALUE
                                                          ----------------------
JAPAN (Continued)
Arabian Oil Co., Ltd.
 (energy sources)..........................................    2,000 $    83,372
Asahi Bank, Ltd. (banking).................................   38,000     478,903
Asahi Breweries, Ltd.
 (beverages & tobacco).....................................   14,000     165,581
Asahi Chemical Industry Co., Ltd. (chemicals)..............   46,000     352,296
Asahi Glass Co., Ltd.
 (misc.-materials & components)............................   12,000     133,783
Ashikaga Bank Ltd. (banking)...............................   19,000     118,621
Bank of Tokyo (banking)....................................   31,000     543,954
Bank of Yokohama, Ltd. (banking)...........................   11,000      90,110
Banyu Pharmaceutical Co., Ltd. (health & personal care)....   15,000     184,679
Bridgestone Corp.
 (industrial components)...................................   10,000     158,989
Brother Industries, Ltd. (appliances & household durables).   12,000      65,262
Canon, Inc. (recreation & other consumer goods)............   18,000     326,315
Chiba Bank, Ltd. (banking).................................   25,000     225,395
Chichibu Onoda Cement Corp. (building materials &
 components)...............................................   22,000     117,515
Chiyoda Corp.
 (machinery & engineering).................................    5,000      49,442
Chugai Pharmaceutical Co., Ltd. (health & personal care)...   10,000      95,878
Citizen Watch Co., Ltd. (recreation & other consumer
 goods)....................................................   19,000     145,513
Dai-Ichi Kangyo Bank, Ltd. (banking).......................   45,000     885,587
Dai Nippon Printing Co., Ltd. (business & public
 services).................................................    7,000     118,757
Daiei, Inc. (merchandising)................................   17,000     206,006
Daikin Industries Ltd.
 (machinery & engineering).................................    6,000      58,748
Dainippon Ink & Chemical Co., Ltd. (chemicals).............   33,000     153,879
Daishowa Paper Manufacturing Co., Ltd.
 (forest products & paper) (a).............................    8,000      62,044
Daiwa House Industry Co., Ltd. (construction & housing)....    8,000     131,844
Daiwa Securities Co., Ltd.
 (financial services)......................................   23,000     352,296
Ebara Corp.
 (machinery & engineering).................................    6,000      87,832
Eisai Co., Ltd.
 (health & personal care)..................................    6,000     105,281
Fanuc Co., Ltd. (electronic components & instruments)......    5,000     216,671
Fuji Bank, Ltd. (banking)..................................   44,000     972,545
Fuji Photo Film Co., Ltd. (recreation & other consumer
 goods)....................................................   13,000     375,562
Fujitsu, Ltd.
 (data processing & reproduction)..........................   31,000     345,607

                                                            SHARES     VALUE
                                                          ---------------------
JAPAN (Continued)
Furukawa Electric Co., Ltd. (industrial components)........  15,000 $    73,436
Gakken (broadcasting &
 publishing) (a)...........................................  13,000      85,699
Gunma Bank (banking).......................................  14,000     150,651
Hitachi, Ltd.
 (electrical & electronics)................................  57,000     574,685
Hokuriku Bank (banking)....................................  27,000     169,352
Honda Motor Co., Ltd. (automobiles)........................  19,000     392,335
Honshu Paper Co., Ltd.
 (forest products & paper).................................  14,000      85,775
Industrial Bank of Japan, Ltd. (banking)...................  34,000   1,031,682
Ito-Yokado Co., Ltd. (merchandising).......................   7,000     431,597
Japan Air Lines Co., Ltd. (transportation-airlines) (a)....  36,000     239,065
Japan Energy Corp.
 (energy sources)..........................................  34,000     114,043
Japan Steel Works (metals-steel)...........................  58,000     165,868
Jeol (electronic components & instruments) (a).............  13,000     110,652
Joyo Bank, Ltd. (banking)..................................  18,000     144,835
Kajima Corp.
 (construction & housing)..................................  20,000     197,766
Kamigumi Co., Ltd.
 (business & public services)..............................  22,000     211,358
Kansai Electric Power Co., Inc. (utilities-ELECTRICAL &
 GAS)......................................................   8,888     215,410
Kao Corp.
 (food & household products)...............................   4,000      49,636
Kawasaki Steel Corp. (metals-steel)........................  66,000     230,340
Keihin Electric Express Railway (transportation-road &
 rail).....................................................  16,000      96,013
Kinki Nippon Railway Co., Ltd. (transportation-road &
 rail).....................................................  54,000     408,326
Kirin Brewery Co., Ltd.
 (beverages & tobacco).....................................   7,000      82,790
Kobe Steel, Ltd. (metals-steel) (a)........................  48,000     148,440
Komatsu, Ltd.
 (machinery & engineering).................................  15,000     123,603
Kubota Corp.
 (machinery & engineering).................................  39,000     251,425
Kumagai Gumi Co., Ltd. (construction & housing)............  33,000     132,766
Kurabo Industries
 (textiles & apparel)......................................  15,000      57,440
Kyocera Corp. (electronic components & instruments)........   3,000     223,070
Kyowa Hakko Kogyo
 (health & personal care)..................................   8,000      75,539
Makita Corp.
 (electrical & electronics)................................   4,000      63,983
Marubeni Corp.
 (wholesale & international trade).........................  16,000      86,707
Marui Co., Ltd. (merchandising)............................   8,000     166,744

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                      MAINSTAY
                                                      INSTITUTIONAL FUNDS INC.

COMMON STOCKS (Continued)

                                                            SHARES     VALUE
                                                          ---------------------
JAPAN (Continued)
Matsushita Electric Industrial Co., Ltd. (appliances &
 household durables).......................................  32,000 $   521,171
Mitsubishi Chemical Corp. (chemicals)......................  15,000      72,999
Mitsubishi Corp. (multi-industry)..........................  28,000     344,733
Mitsubishi Estate Co., Ltd. (construction & housing).......  19,000     237,610
Mitsubishi Heavy Industries, Ltd. (machinery &
 engineering)..............................................  72,000     574,452
Mitsubishi Oil Co.
 (energy sources)..........................................   8,000      71,118
Mitsubishi Trust & Banking Corp. (financial services)......  23,000     383,511
Mitsui & Co., Ltd.
 (wholesale & international trade).........................  23,000     202,011
Mitsui Fudosan Co., Ltd. (construction & housing)..........  15,000     184,679
Mitsui Marine & Fire Insurance Co., Ltd. (insurance).......   3,000      21,405
Mitsui O.S.K. Lines, Ltd. (transportation-shipping)........  49,000     157,231
Mitsui Trust & Banking Co., Ltd. (financial services)......  19,000     208,139
Mitsukoshi, Ltd. (merchandising)...........................  24,000     225,686
NEC Corp.
 (electrical & electronics)................................  27,000     329,805
New Oji Paper Co., Ltd.
 (forest products & paper).................................  16,000     144,874
NGK Insulators
 (industrial components)...................................  11,000     109,837
Niigata Engineering Co., Ltd. (machinery & engineering)....  11,000      34,763
Nippon Express Co., Ltd. (transportation-road & rail)......  32,000     308,358
Nippon Fire & Marine Insurance Co., Ltd. (insurance).......   3,000      20,358
Nippon Light Metal Co.
 (metals-nonferrous).......................................  22,000     126,260
Nippon Meat Packers, Inc.
 (food & household products)...............................  12,000     174,499
Nippon Oil Co., Ltd.
 (energy sources)..........................................  17,000     106,794
Nippon Steel Corp. (metals-steel)..........................  83,000     284,839
Nippondenso Co., Ltd.
 (industrial components)...................................  23,000     430,337
Nissan Motor Co., Ltd. (automobiles).......................  32,000     246,006
Nisshinbo Industries
 (textiles & apparel)......................................  17,000     164,805
Nissin Food Products
 (food & household products)...............................   9,000     211,145
NKK Corp. (metals-steel) (a)...............................  66,000     177,870
Nomura Securities Co., Ltd. (financial services)...........  30,000     654,375
Obayashi Corp.
 (construction & housing)..................................  28,000     222,583

                                                            SHARES     VALUE
                                                          ---------------------
JAPAN (Continued)
Olympus Optical Co., Ltd. (recreation & other
 consumer goods)...........................................  20,000 $   193,888
Orient Corp. (financial services)..........................  30,000     170,427
Osaka Gas Co., Ltd.
 (utilities-electrical & gas)..............................  15,000      51,914
Penta-Ocean Construction (construction & housing)..........  10,000      77,555
Pioneer Electronic Corp. (appliances & household
 durables).................................................   5,000      91,613
Sakura Bank, Ltd. (banking)................................  48,000     609,586
Sankyo Co., Ltd.
 (health & personal care)..................................  11,000     247,402
Sanrio Co., Ltd.
 (business & public services)..............................   5,000      57,682
Sanyo Electric Co., Ltd. (appliances & household
 durables).................................................  32,000     184,582
Sapporo Breweries
 (beverages & tobacco).....................................  28,000     260,585
Seven-Eleven of Japan Co., Ltd. (merchandising)............   6,000     423,454
Sharp Corp. (appliances & household durables)..............  18,000     287,924
Shimizu Corp.
 (construction & housing)..................................  18,000     183,224
Shin-Etsu Chemical Co. (chemicals).........................  11,000     228,207
Shionogi & Co., Ltd.
 (health & personal care)..................................   9,000      75,820
Shiseido Co., Ltd.
 (health & personal care)..................................  13,000     155,013
Shizuoka Bank, Ltd. (banking)..............................  16,000     201,643
Shochiku Co., Ltd.
 (leisure & tourism).......................................   5,000      54,774
Sony Corp. (appliances & household durables)...............   4,400     264,038
Sumitomo Bank, Ltd. (banking)..............................  46,000     976,617
Sumitomo Chemical Co., Ltd. (chemicals)....................  30,000     149,778
Sumitomo Corp.
 (wholesale & international trade).........................  34,000     346,089
Sumitomo Electric Industries, Ltd. (industrial
 components)...............................................  21,000     252,443
Sumitomo Marine & Fire Insurance Co., Ltd. (insurance).....   9,000      73,988
Sumitomo Metal Industries, Ltd. (metals-steel) (a).........  38,000     115,303
Sumitomo Metal Mining Co., Ltd. (metals-nonferrous)........  14,000     125,950
Taisei Corp.
 (construction & housing)..................................   7,000      46,756
Taisho Pharmaceutical Co., Ltd. (health & personal care)...  10,000     197,767
Taiyo Yuden Co., Ltd. (electronic components &
 instruments)..............................................  11,000     118,369
Takashimaya Co. (merchandising)............................  13,000     207,945

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

EAFE INDEX FUND
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1995

COMMON STOCKS (Continued)

                                                             SHARES     VALUE
                                                          ----------------------
JAPAN (Continued)
Takeda Chemical Industries, Ltd. (health & personal care)..   13,000 $   214,247
Teikoku Oil (energy sources)...............................   20,000     134,946
Tobu Railway Co., Ltd. (transportation-road & rail)........   16,000     100,202
Tohoku Electric Power Co., Inc. (utilities-electrical &
 gas)......................................................    6,060     146,284
Tokai Bank, Ltd. (banking).................................   29,000     404,840
Tokio Marine & Fire Insurance Co., Ltd. (insurance)........   34,000     444,975
Tokyo Dome Corp.
 (leisure & tourism).......................................    6,000     102,955
Tokyo Electric Power Co., Inc. (utilities-electrical &
 gas)......................................................   13,130     351,315
Tokyo Electron, Ltd. (electronic components &
 instruments)..............................................    5,000     193,889
Tokyo Gas Co., Ltd.
 (utilities-electrical & gas)..............................   68,000     239,952
Tokyu Corp.
 (transportation-road & rail)..............................   18,000     127,210
Toppan Printing Co., Ltd.
 (business & public services)..............................   22,000     290,057
Tostem Corp. (building materials & components).............    5,000     166,260
Toto, Ltd. (building materials & components)...............    3,000      41,880
Toyo Kanetsu
 (energy equipment & service)..............................   11,000      56,411
Toyo Seikan Kaisha
 (misc.-materials & components)............................    6,000     179,735
Toyoda Automatic Loom Works, Ltd. (machinery &
 engineering)..............................................    4,000      71,739
Toyota Motor Corp. (automobiles)...........................   58,000   1,231,386
Ube Industries, Ltd. (misc.-materials & components) (a)....   44,000     166,355
Yamaha Corp. (recreation & other consumer goods)...........   11,000     198,348
Yamaichi Securities Co., Ltd. (financial services).........   10,000      77,846
Yamanouchi Pharmaceutical Co., Ltd. (health & personal
 care).....................................................    2,000      43,043
Yasuda Trust & Banking Co., Ltd. (financial services)......   15,000      88,850
                                                                     -----------
                                                                      32,510,355
                                                                     -----------
MALAYSIA (2.2%)
Golden Hope Plantations Berhad (food & household
 products).................................................   40,000      66,800
Hong Leong Properties Berhad (construction & housing)......   60,000      62,388
Kuala Lumpur Kepong Berhad
 (forest products & paper).................................   47,000     149,018
Leader Universal Holdings Berhad (electrical &
 electronics)..............................................   30,000      68,532
Malayan Banking Berhad (banking)...........................   22,000     185,434
Malaysia International Shipping Berhad (transportation-
 shipping).................................................   37,333      97,784

                                                             SHARES     VALUE
                                                          ----------------------
MALAYSIA (Continued)
Malaysian Airline System Berhad (transportation-airlines)..   50,000 $   162,470
Malaysian Helicopter Services Berhad (transportation-
 airlines).................................................   11,600      14,985
Malaysian Resources Corp. Berhad (construction & housing)..   19,000      30,531
Metroplex Berhad
 (construction & housing)..................................   80,000      65,224
Multi-Purpose Holdings Berhad (multi-industry).............   27,000      39,560
Perlis Plantations Berhad
 (multi-industry)..........................................   25,000      78,280
Resorts World Berhad
 (leisure & tourism).......................................   18,000      96,419
Sime Darby Berhad
 (multi-industry)..........................................   80,000     212,688
Technology Resources Industries Berhad (multi-industry)
 (a).......................................................   29,000      85,666
Telekom Malaysia Berhad (telecommunications)...............   30,000     233,958
Tenaga Nasional Berhad
 (utilities-electrical & gas)..............................   29,000     114,222
                                                                     -----------
                                                                       1,763,959
                                                                     -----------
NETHERLANDS (3.9%)
ABN Amro Holding NV (banking)..............................    4,400     200,650
Elsevier NV
 (broadcasting & publishing)...............................   29,670     396,094
Hollandsche Benton Groep NV (construction & housing).......    1,000     152,840
Internationale Nederlanden Groep NV (insurance)............    6,193     427,479
Koninklijke Hoogovens
 (metals-steel)............................................    1,000      33,500
Koninklijke KNP BT
 (forest products & paper).................................    3,200      82,246
Koninklijke Nedlloyd Groep NV (transportation-shipping)....    2,000      45,415
Koninklijke Pakhoed NV (transportation-shipping)...........    1,000      27,511
Philips Electronics NV (appliances & household durables)...    6,500     235,186
Royal Dutch Petroleum Co.
 (energy sources)..........................................    7,455   1,042,684
Stork NV (multi-industry)..................................    2,700      67,037
Unilever NV
 (food & household products)...............................    3,083     433,700
                                                                     -----------
                                                                       3,144,342
                                                                     -----------
NEW ZEALAND (0.3%)
Carter Holt Harvey Ltd.
 (forest products & paper).................................   23,100      49,834
Fletcher Challenge Ltd.
 (forest products & paper).................................   35,100      81,000
Fletcher Forestry Shares
 (forest products & paper).................................   30,174      43,001

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                      MAINSTAY
                                                      INSTITUTIONAL FUNDS INC.

COMMON STOCKS (Continued)

                                                            SHARES     VALUE
                                                          ---------------------
NEW ZEALAND (Continued)
Telecom Corp. of New Zealand Ltd. (telecommunications).....  24,000 $   103,553
                                                                    -----------
                                                                        277,388
                                                                    -----------
NORWAY (0.4%)
Elkem AS Class A
 (metals-nonferrous).......................................   5,600      63,376
Norsk Hydro AS (energy sources)............................   6,800     286,299
                                                                    -----------
                                                                        349,675
                                                                    -----------
SINGAPORE (0.9%)
City Developments, Ltd.
 (real estate).............................................  29,000     211,172
Development Bank of Singapore, Ltd. Foreign Registered
 (banking).................................................   8,750     108,874
First Capital Corp., Ltd.
 (multi-industry)..........................................  24,000      66,511
Singapore Airlines, Ltd. Foreign Registered
 (transportation-airlines).................................  15,000     139,982
United Overseas Bank, Ltd. Foreign Registered (banking)....  20,250     194,702
                                                                    -----------
                                                                        721,241
                                                                    -----------
SPAIN (1.8%)
Banco Bilbao Vizcaya, SA (banking).........................   6,367     229,349
Banco Espanol de Credito, SA (Banesto) (banking)...........   1,033       7,152
Banco Santander, SA (banking)..............................   3,100     155,618
Compania Sevillana de Electricidad (utilities-electrical &
 gas)......................................................   6,049      46,969
Empresa Nacional de Cellulosas SA (forest products &
 paper)....................................................   1,000      16,239
Empresa Nacional de Electricidad, SA (utilities-electrical
 & gas)....................................................   4,300     243,504
Gas Natural SDG, SA
 (utilities-electrical & gas)..............................   1,200     186,950
Iberdrola, SA
 (utilities-electrical & gas)..............................  18,500     169,268
Repsol, SA (energy sources)................................   4,200     137,616
Telefonica de Espana (telecommunications)..................  19,056     263,889
                                                                    -----------
                                                                      1,456,554
                                                                    -----------
SWEDEN (1.8%)
ASEA AB Class B
 (utilities-electrical & gas)..............................   2,500     243,692
Astra AB Class A
 (health & personal care)..................................   8,205     328,088
Stadshypotek AB (banking)..................................   3,000      60,206
Svenska Cellulosa AB Class B
 (forest products & paper).................................  10,000     155,419

                                                            SHARES     VALUE
                                                          ---------------------
SWEDEN (Continued)
Telefonaktiebolaget LM Ericsson Class B
 (telecommunications)......................................  19,672 $   385,888
Volvo AB Class B (automobiles).............................  13,030     267,394
                                                                    -----------
                                                                      1,440,687
                                                                    -----------
SWITZERLAND (5.8%)
Ciba-Geigy AG Bearer (chemicals)...........................     315     276,496
Ciba-Geigy AG Registered (chemicals).......................     285     251,401
CS Holding AG Registered
 (financial services)......................................   3,750     385,380
Grands Magasins Jelmoli SA (merchandising).................     300     135,575
Holderbank Financiere Glarus AG Bearer (building materials
 & components).............................................     125      96,141
Holderbank Financiere Glarus AG Registered (building
 materials & components)...................................   1,200     184,591
Nestle SA Registered
 (food & household products)...............................     650     720,810
Roche Holding AG
 (health & personal care)..................................     115     911,984
Sandoz AG Bearer
 (health & personal care)..................................      75      69,222
Sandoz AG Registered
 (health & personal care)..................................     670     614,887
Schindler Holding AG Participating (misc.-materials &
 components)...............................................     125     129,818
Schindler Holding AG Registered (misc.-materials &
 components)...............................................      75      80,824
Schweizerischer Bankverein Bearer (banking)................     535     218,993
SGS Societe Generale de Surveillance Holding SA Bearer
 (business & public services)..............................     110     218,920
SGS Societe Generale de Surveillance Holding SA Registered
 (business & public services)..............................     250      85,821
Sika Finanz AG Registered (building materials &
 components)...............................................   2,400      96,988
SMH AG Registered (recreation & other consumer goods)......     500      65,615
Sulzer AG Participating
 (industrial components)...................................     100      53,448
Sulzer AG Registered
 (industrial components)...................................     125      71,699
                                                                    -----------
                                                                      4,668,613
                                                                    -----------
UNITED KINGDOM (16.2%)
Abbey National Plc (banking)...............................  39,100     386,093
Associated British Foods Plc
 (food & household products)...............................  29,400     168,433
Barclays Plc (banking).....................................  25,211     289,263
Bass British Plc
 (beverages & tobacco).....................................  14,600     162,981

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

EAFE INDEX FUND
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1995

COMMON STOCKS (Continued)

                                                            SHARES     VALUE
                                                          ---------------------
UNITED KINGDOM (Continued)
BAT Industries Plc
 (beverages & tobacco).....................................  44,666 $   393,552
Boots Co. Plc (merchandising)..............................  19,101     173,785
British Gas Plc (energy sources)...........................  82,100     323,770
British Petroleum Co. Plc
 (energy sources)..........................................  93,553     782,898
British Sky Broadcasting Group Plc (broadcasting &
 publishing)...............................................  40,000     252,452
British Steel Plc (metals-steel)...........................  54,500     137,711
British Telecommunications Plc (telecommunications)........  99,095     544,646
BTR Plc (multi-industry)...................................  63,495     324,334
Cable & Wireless Plc (telecommunications)..................  40,976     292,646
Chubb Security Plc
 (business & public services)..............................  20,520     101,471
Coats Viyella Plc
 (textiles & apparel)......................................  23,900      64,936
Costain Group Plc
 (construction & housing) (a)..............................  13,050      14,385
Courtaulds Plc (chemicals).................................   5,663      35,785
De La Rue Plc
 (forest products & paper).................................   7,300      73,784
Forte Plc (leisure & tourism)..............................  42,788     219,558
General Accident Plc (insurance)...........................  16,500     166,772
General Electric Co. Plc
 (electrical & electronics)................................  56,040     308,876
Glaxo Wellcome Plc
 (health & personal care)..................................  48,208     684,852
Grand Metropolitan Plc
 (multi-industry)..........................................  48,764     351,296
Guardian Royal Exchange Plc (insurance)....................  31,700     135,838
Guinness Plc
 (beverages & tobacco).....................................  25,386     186,823
Hanson Trust Plc (multi-industry)..........................  37,470     111,987
Harrisons & Crosfield Plc
 (misc.-materials & components)............................  29,200      72,536
HSBC Holding Plc (HKD par) (financial services)............  28,300     431,476
Imperial Chemical Industries Plc (chemicals)...............  20,553     243,477
Kingfisher Plc (merchandising).............................  16,000     134,640
Ladbroke Group Plc
 (leisure & tourism).......................................  65,000     147,842
LASMO Plc (energy sources).................................  29,400      79,880
Lloyds TSB Group Plc (banking).............................  53,328     274,508
Marks & Spencer Plc (merchandising)........................  67,789     473,621
National Grid Group Plc
 (utilities-electrical & gas)..............................   4,447      13,774
National Power Plc
 (utilities-electrical & gas)..............................  25,000     174,473
Next Plc (merchandising)...................................  15,000     106,197
Northern Electricity Plc
 (utilities-electrical & gas)..............................   4,158      40,474
Prudential Corp. Plc (insurance)...........................  38,200     246,130

                                                             SHARES     VALUE
                                                          ---------------------
UNITED KINGDOM (Continued)
Racal Electronics Plc
 (multi-industry)..........................................   25,020 $   110,711
Rank Organisation Plc
 (leisure & tourism).......................................   40,500     293,022
Reuters Holdings Plc
 (broadcasting & publishing)...............................   37,000     338,931
Rolls-Royce Plc (aerospace & military technology)..........   61,985     181,889
Royal Bank of Scotland Group Plc (banking).................   25,900     235,643
Royal Insurance Holdings Plc (insurance)...................   24,800     147,086
RTZ Corp. Plc (metals-nonferrous)..........................   21,400     310,991
Sainsbury Plc (merchandising)..............................   30,082     183,551
SmithKline Beecham Class A
 (health & personal care)..................................   19,800     218,263
SmithKline Beecham/Beckman Units (health & personal care)..   23,000     250,681
Tarmac Plc (building materials & components)...............   29,168      46,643
Tesco Plc (merchandising)..................................   50,058     230,827
Thames Water Plc
 (utilities-electrical & gas)..............................   14,000     122,158
Trafalgar House Plc
 (multi-industry)..........................................   99,147      42,713
Unilever Plc
 (food & household products)...............................   10,089     207,236
United Biscuits (Holdings) Plc
 (food & household products)...............................   10,091      40,108
Vodafone Group Plc
 (multi-industry)..........................................   95,135     340,460
Williams Holdings Plc (building materials & components)....   37,000     188,423
Wilson Connolly Holdings Plc (construction & housing)......   46,300     120,408
Zeneca Group Plc (chemicals)...............................   13,553     262,187
                                                                     -----------
                                                                      12,999,886
                                                                     -----------
Total Common Stocks
 (Cost $62,697,655)........................................           78,855,580
                                                                     -----------
PREFERRED STOCKS (0.1%)
AUSTRALIA (0.1%)
News Corp. Ltd.-Preference Shares (broadcasting &
 publishing)...............................................   16,500      77,202
                                                                     -----------
UNITED KINGDOM (0.0%) (b)
Northern Electricity Plc
 (utilities-electrical & gas)..............................    4,700       7,863
                                                                     -----------
Total Preferred Stocks
 (Cost $66,263)............................................               85,065
                                                                     -----------
WARRANTS (0.0%) (b)
SWITZERLAND (0.0%) (b)
Grands Magasins Jelmoli SA (merchandising) (a).............      750          33

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                      MAINSTAY
                                                      INSTITUTIONAL FUNDS INC.

WARRANTS (Continued)

                                                       SHARES       VALUE
                                                   ----------------------------
SWITZERLAND (Continued)
Holderbank Financiere Glarus AG (building materials
 & components) (a)..................................      1,825  $     1,665
                                                                 -----------
                                                                       1,698
                                                                 -----------
UNITED KINGDOM (0.0%) (b)
BTR Plc (Bonus Warrants)
 (multi-industry) (a)...............................        418          425
BTR Plc (Bonus Warrants--expire 1996/7) (multi-
 industry) (a)......................................        418          442
BTR Plc (Bonus Warrants--expire 1998) (multi-
 industry) (a)......................................      1,227          395
                                                                 -----------
                                                                       1,262
                                                                 -----------
Total Warrants......................................                   2,960
                                                                 -----------
SHORT-TERM
INVESTMENT (1.3%)
                                                     PRINCIPAL
                                                       AMOUNT
                                                   ------------
U.S. GOVERNMENT (1.3%)
United States Treasury Bill
 4.94%, due 3/7/96.................................. $1,050,000    1,040,737
                                                                 -----------
Total Short-Term Investment
 (Cost $1,040,737)..................................               1,040,737
                                                                 -----------
Total Investments
 (Cost $63,804,655) (c).............................       99.6%  79,984,342(d)
Cash and Other Assets,
 Less Liabilities...................................        0.4      360,102
                                                     ----------  -----------
Net Assets..........................................      100.0% $80,344,444
                                                     ==========  ===========

--------
(a) Non-income producing securities.
(b) Less than one tenth of a percent.
(c) The cost for Federal income tax purposes is $64,115,717.
(d) At December 31, 1995 net unrealized appreciation for securities was $15,868,625, based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $18,390,827 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $2,522,202.
(e) Foreign cash held at December 31, 1995:

  CURRENCY                              COST                                                  VALUE
-------------                         --------                                               --------
FF  638,811                           $126,849                                               $130,628
IL190,369,857                          117,949                                                119,933
(Pounds)1,079                            1,734                                                  1,675
                                      --------                                               --------
                                      $246,532                                               $252,236
                                      ========                                               ========

(f) The following abbreviations are used in the above footnote:
    FF--French Franc
    IL--Italian Lira
    (Pounds)--Pound Sterling

 The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

EAFE INDEX FUND
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1995

THE TABLE BELOW SETS FORTH THE DIVERSIFICATION OF EAFE INDEX FUND INVESTMENTS BY INDUSTRY.

COMMON STOCKS,
PREFERRED STOCKS,
WARRANTS &
SHORT-TERM INVESTMENT

                                                              VALUE    PERCENT +
                                                           ---------------------
Aerospace & Military Technology........................... $   181,889    0.2%
Appliances & Household Durables...........................   1,649,776    2.1
Automobiles...............................................   3,000,458    3.7
Banking...................................................  12,653,862   15.8
Beverages & Tobacco.......................................   1,734,115    2.2
Broadcasting & Publishing.................................   1,512,007    1.9
Building Materials & Components...........................   1,324,318    1.7
Business & Public Services................................   1,341,193    1.7
Chemicals.................................................   3,408,421    4.2
Construction & Housing....................................   2,670,531    3.3
Data Processing & Reproduction............................     345,607    0.4
Electrical & Electronics..................................   2,194,854    2.7
Electronic Components & Instruments.......................   1,039,873    1.3
Energy Equipment & Service................................      66,287    0.1
Energy Sources............................................   4,091,158    5.1
Financial Services........................................   2,868,552    3.6
Food & Household Products.................................   2,539,269    3.2
Forest Products & Paper...................................     943,234    1.2
Health & Personal Care....................................   5,499,959    6.8
Industrial Components.....................................   1,371,021    1.7
Insurance.................................................   4,115,039    5.1
Leisure & Tourism.........................................   1,019,975    1.3
Machinery & Engineering...................................   1,675,430    2.1
Merchandising.............................................   3,402,008    4.2

                                                              VALUE    PERCENT +
                                                           ---------------------
Metals-Nonferrous......................................... $ 1,154,734     1.4%
Metals-Steel..............................................   1,293,871     1.6
Miscellaneous-Materials & Components......................     948,137     1.2
Multi-Industry............................................   3,567,005     4.4
Real Estate...............................................     211,172     0.3
Recreation & Other Consumer Goods.........................   1,305,241     1.6
Telecommunications........................................   2,390,983     3.0
Textiles & Apparel........................................     412,740     0.5
Transportation-Airlines...................................     740,424     0.9
Transportation-Road & Rail................................   1,040,109     1.3
Transportation-Shipping...................................     731,109     0.9
U.S. Government...........................................   1,040,737     1.3
Utilities-Electrical & Gas................................   3,864,437     4.8
Wholesale & International Trade...........................     634,807     0.8
                                                           -----------   -----
                                                            79,984,342    99.6
Cash and Other Assets,
 Less Liabilities.........................................     360,102     0.4
                                                           -----------   -----
Net Assets................................................ $80,344,444   100.0%
                                                           ===========   =====

--------
+ Percentages indicated are based on Fund net assets.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                      MAINSTAY
                                                      INSTITUTIONAL FUNDS INC.
EAFE INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 1995

ASSETS:
 Investment in securities, at value (Note 2) (identified cost
  $63,804,655).................................................... $79,984,342
 Cash denominated in foreign currencies (identified cost
  $246,532).......................................................     252,236
 Cash.............................................................      39,227
 Receivables:
 Dividends and interest...........................................     317,296
 Investment securities sold.......................................      55,508
 Fund shares sold.................................................      21,341
                                                                   -----------
   Total assets...................................................  80,669,950
                                                                   -----------
LIABILITIES:
 Payables:
 Investment securities purchased..................................     244,798
 Administrator....................................................      24,429
 Adviser..........................................................       9,978
 Custodian........................................................       8,947
 Fund shares redeemed.............................................       5,140
 Transfer agent...................................................       3,102
 Directors........................................................         515
 Accrued expenses.................................................      28,438
 Dividend payable.................................................         159
                                                                   -----------
   Total liabilities..............................................     325,506
                                                                   -----------
 Net assets....................................................... $80,344,444
                                                                   ===========
COMPOSITION OF NET ASSETS:
 Capital stock (par value of $.001 per share)
  1 billion shares authorized
 Institutional Class.............................................. $     5,908
 Institutional Service Class......................................          19
 Additional paid-in capital.......................................  63,371,622
 Accumulated distribution in excess of net investment income......    (182,088)
 Accumulated undistributed net realized gain on investments.......     954,599
 Net unrealized appreciation on investments.......................  16,179,687
 Net unrealized appreciation on translation of assets and
  liabilities in foreign currencies...............................      14,697
                                                                   -----------
 Net assets....................................................... $80,344,444
                                                                   ===========
Institutional Class
 Net assets applicable to outstanding shares...................... $80,087,463
                                                                   ===========
 Shares of capital stock outstanding..............................   5,907,913
                                                                   ===========
 Net asset value per share outstanding............................ $     13.56
                                                                   ===========
Institutional Service Class
 Net assets applicable to outstanding shares...................... $   256,981
                                                                   ===========
 Shares of capital stock outstanding..............................      19,017
                                                                   ===========
 Net asset value per share outstanding............................ $     13.51
                                                                   ===========

STATEMENT OF OPERATIONS
For the year ended December 31, 1995


INVESTMENT INCOME:
 Income:
 Dividends (a).................................................... $1,403,364
 Interest.........................................................    170,273
                                                                   ----------
   Total income...................................................  1,573,637
                                                                   ----------
 Expenses: (Note 2)
 Administration (Note 3)..........................................    615,986
 Advisory (Note 3)................................................    115,497
 Custodian........................................................     55,201
 Registration.....................................................     26,248
 Legal............................................................     19,929
 Transfer agent...................................................     17,785
 Auditing.........................................................     16,311
 Shareholder communication........................................     10,606
 Amortization of organization expense.............................      6,135
 Directors........................................................      3,480
 Service (Note 3).................................................        128
 Miscellaneous....................................................     71,806
                                                                   ----------
   Total expenses before
    reimbursement.................................................    959,112
 Expense reimbursement from Administrator (Note 3)................   (165,321)
                                                                   ----------
   Net expenses...................................................    793,791
                                                                   ----------
 Net investment income............................................    779,846
                                                                   ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
 CURRENCY TRANSACTIONS:
 Net realized gain (loss) from:
 Security transactions............................................  1,262,880
 Futures transactions.............................................    501,297
 Foreign currency transactions....................................   (631,201)
                                                                   ----------
 Net realized gain on investments and foreign currency
  transactions....................................................  1,132,976
                                                                   ----------
 Net change in unrealized appreciation (depreciation) on
  investments:
 Security transactions............................................  4,882,948
 Futures transactions.............................................     (8,839)
 Translation of assets and liabilities in foreign currencies......     10,506
                                                                   ----------
 Net unrealized gain on investments and foreign currencies........  4,884,615
                                                                   ----------
 Net realized and unrealized gain on investments and foreign currency transactions...........................................  6,017,591
                                                                   ----------
 Net increase in net assets resulting from operations............. $6,797,437
                                                                   ==========

--------
(a) Dividends recorded net of foreign withholding taxes of $209,663.

 The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

EAFE INDEX FUND
STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 1995 and December 31, 1994

                                                        1995          1994
                                                    ------------  ------------
INCREASE IN NET ASSETS:
 Operations:
 Net investment income............................. $    779,846  $    405,028
 Net realized gain on investments..................    1,764,177       769,629
 Net realized gain (loss) on foreign currency
  transactions.....................................     (631,201)      144,384
 Net change in unrealized appreciation on
  investments......................................    4,874,109     2,452,422
 Net change in unrealized appreciation on
  translation of assets and liabilities in foreign
  currencies.......................................       10,506        25,485
                                                    ------------  ------------
 Net increase in net assets resulting from
  operations.......................................    6,797,437     3,796,948
                                                    ------------  ------------
 Dividends and distributions to shareholders:
 From net investment income:
  Institutional Class..............................     (229,241)     (481,632)
  Institutional Service Class......................         (736)          --
 From net realized gain on investments and foreign
  currency transactions:
  Institutional Class..............................     (812,185)     (765,211)
  Institutional Service Class......................       (2,606)          --
 In excess of net investment income:
  Institutional Class..............................     (181,506)          --
  Institutional Service Class......................         (582)          --
                                                    ------------  ------------
   Total dividends and distributions to
    shareholders...................................   (1,226,856)   (1,246,843)
                                                    ------------  ------------
 Capital share transactions:
 Net proceeds from sale of shares:
  Institutional Class..............................   24,179,826    40,356,042
  Institutional Service Class......................      248,855           --
 Net asset value of shares issued to shareholders
  in reinvestment of dividends and distributions:
  Institutional Class..............................    1,222,774     1,246,571
  Institutional Service Class......................        3,923           --
                                                    ------------  ------------
                                                      25,655,378    41,602,613
 Cost of shares redeemed:
  Institutional Class..............................  (23,146,316)  (25,601,634)
                                                    ------------  ------------
  Increase in net assets derived from capital
   share transactions..............................    2,509,062    16,000,979
                                                    ------------  ------------
  Net increase in net assets.......................    8,079,643    18,551,084
NET ASSETS:
 Beginning of year.................................   72,264,801    53,713,717
                                                    ------------  ------------
 End of year....................................... $ 80,344,444  $ 72,264,801
                                                    ============  ============
 Accumulated undistributed net investment
  income/(excess distribution)..................... $   (182,088) $     51,040
                                                    ============  ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                      MAINSTAY
                                                      INSTITUTIONAL FUNDS INC.
EAFE INDEX FUND
FINANCIAL HIGHLIGHTS
(Selected per share data and ratios)

                                        INSTITUTIONAL
                          INSTITUTIONAL    SERVICE
                              CLASS         CLASS                INSTITUTIONAL CLASS
                          ------------- ------------- ----------------------------------------------
                                        YEAR ENDED DECEMBER 31                    JANUARY 2, 1991(A)
                          -----------------------------------------------------        THROUGH
                                     1995              1994     1993     1992     DECEMBER 31, 1991
                          --------------------------- -------  -------  -------   ------------------
Net asset value at
 beginning of period....     $ 12.63       $12.63     $ 12.03  $  9.60  $ 11.01        $ 10.00
                             -------       ------     -------  -------  -------        -------
Net investment income...        0.13         0.14        0.10     0.06     0.08           0.08
Net realized and
 unrealized gain (loss)
 on investments.........        1.11         1.05        0.70     2.71    (1.41)          0.93
Net realized and
 unrealized gain (loss)
 on foreign currency
 transactions...........       (0.10)       (0.10)       0.03    (0.01)   (0.01)           --
                             -------       ------     -------  -------  -------        -------
Total from investment
 operations.............        1.14         1.09        0.83     2.76    (1.34)          1.01
                             -------       ------     -------  -------  -------        -------
Less dividends and
 distributions:
From net investment
 income.................       (0.04)       (0.04)      (0.09)   (0.14)   (0.07)           --
From net realized gain
 on investments and
 foreign currency
 transactions...........       (0.14)       (0.14)      (0.14)   (0.19)     --             --
In excess of net
 investment income .....       (0.03)       (0.03)        --       --       --             --
                             -------       ------     -------  -------  -------        -------
Total dividends and
 distributions..........       (0.21)       (0.21)      (0.23)   (0.33)   (0.07)           --
                             -------       ------     -------  -------  -------        -------
Net asset value at end
 of period..............     $ 13.56       $13.51     $ 12.63  $ 12.03  $  9.60        $ 11.01
                             =======       ======     =======  =======  =======        =======
Total investment
 return.................        9.03%        8.63%       6.83%   28.97%  (12.22%)        10.10%
Ratios (to average net
 assets)/
 Supplemental Data:
 Net investment income..        1.01%        0.76%       0.57%    0.53%    0.76%          0.71%
 Net expenses...........        1.03%        1.28%       1.26%    1.27%    1.32%          1.40%
 Expenses (before
  reimbursement)........        1.24%        1.49%       1.26%    1.27%    1.32%          1.40%
Portfolio turnover
 rate...................           6%           6%          7%      16%       1%             1%
Net assets at end of
 period (in 000's)......     $80,087       $  257     $72,265  $53,714  $40,531        $45,160

--------
(a) Commencement of operations.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                             --------------------
                              Growth Equity Fund
                             --------------------

For the twelve month period ended December 31, 1995, investors in the MainStay Institutional Growth Equity Fund enjoyed robust total returns of 37.88% and 37.50% for Institutional Class and Service Class shares, respectively. Although these results were on par with the 37.53% return of the S&P 500+, they were well ahead of the average Lipper(S) growth fund which earned 30.79% for the year (based on 566 funds in the Lipper growth fund category from 12/31/94 to 12/31/95).

These outstanding returns reflected unusually favorable market conditions which we believe are unlikely to be repeated in 1996. Throughout the year, low inflation, low interest rates, and steady but slowing economic growth provided an ideal environment for growth investing. The major contributors to the Fund's exceptional 1995 performance came from a broad cross section of holdings, including financial services, healthcare, technology, and selected consumer discretionary stocks.

In managing the Fund, we followed strict diversification disciplines, in sharp contrast with some managers who allocated huge amounts of their portfolios in the technology sector. Our strategy served us well throughout the year, especially in the last four months, when commodity-based semiconductor stocks, which had risen dramatically, underwent a sharp correction. Our top ten performing stocks for the year were broadly diversified across industries in the growth spectrum, enabling us to manage downside risk and achieve capital appreciation while we accumulated capital for our investors.

Careful individual security selection and ongoing portfolio review also contributed to our positive performance. In 1995, our decisions to buy or hold healthcare issues, especially pharmaceuticals (Amgen, Teva) and medical devices (Medtronic and Cordis), selected consumer discretionary stocks (HFS and News Corp.) and technology companies (Computer Associates, Sun Microsystems, Oracle and 3Com) helped fuel the portfolio's strong performance. Our choices among financial service issues, including First Interstate, Travelers, and SunAmerica, also proved to be a boon to performance as interest rates decreased and industry consolidation continued. Selected building stocks, such as Lennar, also did well in the low interest rate environment.

Beginning in mid-September, concern about potential pricing weakness and possible excess capacity led to a sharp correction of semiconductor stocks. In the latter part of the year, this gave investors a reason to sell stocks that had been strong performers. We own three semiconductor stocks: Micron Technology, Lam Research, and Intel Corporation, and are currently reviewing the investment merits of each. We continue to believe that the fundamental outlook for many of our other technology stocks remains bright, including 3Com, Oracle Corporation, and Computer Associates. Our rigorous stock selection process will continue to guide us in evaluating technology issues.

Consumer stocks remain a difficult group and we would not be surprised to see further consolidation and retail store closings over the next few months. Even so, our best performing stock for the fourth quarter and the year was HFS, with a 1995 gain of 208%. This lodging industry franchiser is now branching into real estate with recent acquisitions of Century 21 and ERA. We continue to focus on companies with restructuring and margin improvement stories, such as Nine West and Warnaco, and retailers that have demonstrated an ability to gain market share without sacrificing profitability, such as Kohl's Corporation and Bed Bath & Beyond.

Going forward, we believe that as long as low inflation, declining interest rates, and slow-but-steady economic growth continue, they should provide a positive backdrop for growth stocks.

Edmund Spelman
Rudy Carryl
Portfolio Managers

--------------------------------------------------------------------------------
    Past performance is no guarantee of future results.

  + The S&P 500 Stock Index is a registered trademark of Standard & Poor's
    Corporation. S&P 500 Stock Index is an unmanaged index that is considered representative of the U.S. stock market.

(S) Lipper Analytical Services Inc. is an independent monitor of mutual fund performance. Results do not reflect any deduction of sales charges and are based on total returns with capital gains and dividends reinvested.


CONSUMER DISCRETIONARY STOCKS Shares of companies that manufacture and/or distribute nonessential items that are typically purchased with excess disposable income.

DIVERSIFICATION A technique for managing risk by purchasing securities of various issuers, industries, asset classes, or geographic locations.

EXCESS CAPACITY Excess capacity refers to underutilized manufacturing resources. This generally occurs when inventory levels exceed the demand for goods and services.

CORRECTION A reverse movement, usually downward, in the price of an individual stock, bond, commodity or index.

                  $10,000 Invested in Mainstay Institutional
                      Growth Equity Fund vs S&P 500 Index

                          Institutional Class Shares
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

                        Growth Equity Fund     S&P 500
1/91                    $10,000                $10,000
4Q 1991                 $16,700                $13,055
4Q 1992                 $17,640                $14,056
4Q 1993                 $19,333                $15,460
4Q 1994                 $18,901                $15,663
4Q 1995                 $26,063                $21,525

-------------------------------------------------------------------------------
[ ] Growth Equity Fund [ ] S&P 500
Source: (C) Ibbotson Associates EnCorr Software
These graphs assume a $10,000 investment made on 1/2/91.


                  $10,000 Invested in Mainstay Institutional
                      Growth Equity Fund vs S&P 500 Index

                             Service Class Shares
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

                        Growth Equity Fund     S&P 500
1/91                    $10,000                $10,000
4Q 1991                 $16,700                $13,055
4Q 1992                 $17,640                $14,056
4Q 1993                 $19,333                $15,460
4Q 1994                 $18,901                $15,663
4Q 1995                 $25,989                $21,525

--------------------------------------------------------------------------------

                                               Total Return*                SEC Average Annual Total Return*
Performance                               as of December 31, 1995                as of December 31, 1995
-----------------------------------------------------------------------------------------------------------------
                                                   1995                 One Year    Five Year     Since Inception
-----------------------------------------------------------------------------------------------------------------
Growth Equity Fund Institutional Class            37.88%                37.88%        21.12%           21.12%
Growth Equity Fund Service Class**                37.50%                37.50%        21.05%           21.05%
Average Lipper Growth Fund                        30.79%                30.79%        16.01%           16.01%
S&P 500 Index                                     37.53%                37.53%        16.56%           16.56%


Year-By-Year Performance
--------------------------------------------------------------------------------

                             [BAR GRAPH APPEARS HERE]


                  Institutional Class Shares
                  Total Return%*
1991              67.00
1992               5.63
1993               9.59
1994              -2.23
1995              37.88

Portfolio Composition (% of net assets as of December 31, 1995)
--------------------------------------------------------------------------------

                           [PIE CHART APPEARS HERE]

Common Stocks                      97.97%
Cash & Equivalents                  1.61%
Preferred Stock--Non-Convertible    0.42%

Top 10 Holdings
(% of net assets as of December 31, 1995)
 1. HFS Inc.                                     3.49%
 2. 3Com Corp.                                   3.32%
 3. Amgen, Inc.                                  2.73%
 4. Computer Associates Intl., Inc.              2.71%
 5. First Interstate Bancorp                     2.51%
 6. Medtronics, Inc.                             2.49%
 7. Green Tree Financial Corp.                   2.39%
 8. SunAmerica Inc.                              2.39%
 9. United Healthcare Corp.                      2.22%
10. Alco Standard Corp.                          2.21%

Top 5 Industry Holdings
(% of net assets as of December 31, 1995)
1. Technology                                   10.82%
2. Drugs                                        10.23%
3. Finance                                       8.87%
4. Computers & Office Equipment                  7.45%
5. Healthcare                                    7.28%


--------------------------------------------------------------------------------
** Performance figures for the Service Class, first offered to the public on 1/1/95, include the historical performance of the Institutional Class from the Funds' inception (1/2/91) up to December 31, 1994. Performance figures for these two Classes after this date will vary based on differences in their expense structures.

 * The total return reflects the annual return on an investment including appreciation and dividends or interest. Total returns shown herein include the change in share price and reinvestment of capital gains distributions and dividends, and, for the Service Class shares, include the service fee of .25%.

   Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that upon redemption, shares may be worth more or less than their original cost.

   The Institutional Class shares are sold with no sales charge. The Service Class shares, first offered 1/1/95, are sold with no initial or contingent deferred sales charge, but are subject to an annual shareholder service fee of .25%.

GROWTH EQUITY FUND
PORTFOLIO OF INVESTMENTS
December 31, 1995

COMMON STOCKS (98.0%)+

                                                        SHARES      VALUE
                                                     ------------------------
AIRLINES (1.2%)
Atlantic Southeast Airlines, Inc......................   102,200 $  2,197,300
Southwest Airlines Co.................................   129,100    3,001,575
                                                                 ------------
                                                                    5,198,875
                                                                 ------------
AUTO PARTS (0.9%)
Lear Seating Corp. (a)................................   135,000    3,915,000
                                                                 ------------
BANKS (5.9%)
Bank of New York Co., Inc.............................   123,000    5,996,250
Barnett Banks, Inc....................................    82,500    4,867,500
First Interstate Bancorp..............................    76,200   10,401,300
NationsBank Corp......................................    45,000    3,133,125
                                                                 ------------
                                                                   24,398,175
                                                                 ------------
BROKERAGE (2.0%)
Schwab (Charles) Corp.................................   405,000    8,150,625
                                                                 ------------
BUILDINGS (1.8%)
Lennar Corp...........................................   107,000    2,688,375
Oakwood Homes Corp....................................   130,000    4,988,750
                                                                 ------------
                                                                    7,677,125
                                                                 ------------
COMPUTERS & OFFICE EQUIPMENT (7.4%)
Alco Standard Corp....................................   201,100    9,175,187
Danka Business Systems Plc
 ADR (b)..............................................   113,100    4,184,700
EMC Corp. (a).........................................   156,500    2,406,188
Hewlett-Packard Co....................................    68,000    5,695,000
Seagate Technology, Inc. (a)..........................    47,000    2,232,500
Sun Microsystems, Inc. (a)............................   158,000    7,208,750
                                                                 ------------
                                                                   30,902,325
                                                                 ------------
CONSUMER DURABLES (1.3%)
Black & Decker Corp...................................   151,100    5,326,275
                                                                 ------------
CONSUMER FINANCIAL SERVICES (1.2%)
First Data Corp.......................................    76,700    5,129,312
                                                                 ------------
CONSUMER SERVICES(0.3%)
CUC International Inc. (a)............................    35,000    1,194,375
                                                                 ------------
CONSUMER STAPLES (0.9%)
Service Corporation International.....................    82,500    3,630,000
                                                                 ------------
DOMESTIC OILS (1.3%)
Triton Energy Corp. (a)...............................    97,800    5,611,275
                                                                 ------------
DRUGS (10.2%)
Amgen, Inc. (a).......................................   190,400   11,305,000
Elan Corp. Plc ADR (a)(b).............................   101,500    4,935,437
Genzyme Corp. (a).....................................    86,200    5,376,725
Mylan Laboratories Inc................................   226,750    5,328,625
Pharmacia & Upjohn, Inc...............................   117,000    4,533,750
-------------
+ Percentages indicated are based on Fund net assets.

                                                          SHARES      VALUE
                                                       ------------------------
DRUGS (Continued)
Schering-Plough Corp....................................   122,000 $  6,679,500
Teva Pharmaceutical Industries Ltd. ADR (b).............    92,000    4,266,500
                                                                   ------------
                                                                     42,425,537
                                                                   ------------
ELECTRONICS (1.3%)
Vishay Intertechnology, Inc. (a)........................   168,000    5,292,000
                                                                   ------------
FINANCE (8.9%)
Federal National Mortgage Association...................    56,000    6,951,000
Green Tree Financial Corp...............................   376,000    9,917,000
Household International, Inc............................   109,800    6,491,925
MGIC Investment Corp....................................    90,600    4,915,050
Travelers Group Inc.....................................   135,233    8,502,775
                                                                   ------------
                                                                     36,777,750
                                                                   ------------
FINANCIAL SERVICES (3.8%)
First USA, Inc..........................................   129,800    5,759,875
SunAmerica Inc..........................................   208,500    9,903,750
                                                                   ------------
                                                                     15,663,625
                                                                   ------------
HEALTH CARE (7.3%)
Columbia/HCA Healthcare Corp............................   141,592    7,185,794
HealthCare COMPARE
 Corp. (a)..............................................    81,600    3,549,600
HEALTHSOUTH Corp. (a)...................................   138,000    4,019,250
Humana, Inc. (a)........................................   102,000    2,792,250
OrNda HealthCorp. (a)...................................   149,000    3,464,250
United Healthcare Corp..................................   140,500    9,202,750
                                                                   ------------
                                                                     30,213,894
                                                                   ------------
INSURANCE (2.0%)
American International
 Group, Inc.............................................    89,550    8,283,375
                                                                   ------------
INTERNATIONAL OILS (1.0%)
British Petroleum Company, Plc ADR (b)..................    41,696    4,258,204
                                                                   ------------
MEDIA (1.8%)
Viacom Inc. Class A (a).................................    15,944      731,431
Viacom Inc. Class B (a).................................   139,805    6,623,262
                                                                   ------------
                                                                      7,354,693
                                                                   ------------
MEDICAL EQUIPMENT (4.9%)
Cordis Corp. (a)........................................    77,000    7,738,500
Medtronic, Inc..........................................   184,800   10,325,700
Waters Corp. (a)........................................   115,000    2,098,750
                                                                   ------------
                                                                     20,162,950
                                                                   ------------
PUBLISHING (1.1%)
News Corp. Ltd. ADR (b).................................   212,600    4,544,325
                                                                   ------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                      MAINSTAY
                                                      INSTITUTIONAL FUNDS INC.

COMMON STOCKS (Continued)

                                                         SHARES      VALUE
                                                      ------------------------
RESTAURANTS & LODGING (3.5%)
HFS Inc. (a)...........................................   177,000 $ 14,469,750
                                                                  ------------
RETAIL (7.3%)
Bed Bath & Beyond Inc. (a).............................    55,000    2,134,687
Cato Corp. Class A.....................................   165,950    1,286,112
Circuit City Stores, Inc...............................   112,400    3,105,050
Home Depot, Inc. (The).................................   105,500    5,050,813
Kohl's Corp. (a).......................................    70,000    3,675,000
Kroger Co. (The) (a)...................................   139,000    5,212,500
Lowe's Companies, Inc..................................   176,500    5,912,750
Office Depot, Inc. (a).................................   190,000    3,752,500
                                                                  ------------
                                                                    30,129,412
                                                                  ------------
SOFTWARE (5.0%)
Computer Associates International, Inc.................   198,000   11,261,250
Mircosoft Corp. (a)....................................    29,000    2,544,750
Oracle Corp. (a).......................................   160,500    6,801,188
                                                                  ------------
                                                                    20,607,188
                                                                  ------------
TECHNOLOGY (10.8%)
General Motors Corp. Class E...........................    80,000    4,160,000
Intel Corp.............................................   160,000    9,080,000
Lam Research Corp. (a).................................   122,500    5,604,375
Micron Technology Inc..................................   168,300    6,668,888
Molecular Devices Corp. (a)............................   120,000    1,260,000
Motorola, Inc..........................................    76,500    4,360,500
3Com Corp. (a).........................................   295,000   13,754,375
                                                                  ------------
                                                                    44,888,138
                                                                  ------------
TELECOMMUNICATION EQUIPMENT (0.5%)
General Instrument Corp. (a)...........................    60,300    1,409,513
Scientific-Atlanta, Inc................................    46,400      696,000
                                                                  ------------
                                                                     2,105,513
                                                                  ------------
TELECOMMUNICATION SERVICES (2.3%)
Tele-Communications International, Inc. Class A (a)....   120,000    2,730,000
WorldCom, Inc. (a).....................................   189,544    6,681,426
                                                                  ------------
                                                                     9,411,426
                                                                  ------------
TEXTILE & APPAREL (2.1%)
Nine West Group Inc. (a)...............................   123,100    4,616,250
Warnaco Group, Inc. (The) Class A......................   164,000    4,100,000
                                                                  ------------
                                                                     8,716,250
                                                                  ------------
Total Common Stocks
 (Cost $259,614,558)...................................            406,437,392
                                                                  ------------


PREFERRED STOCK (0.4%)

                                                       SHARES       VALUE
                                                   -----------------------------
PUBLISHING (0.4%)
News Corp. Ltd. ADR-- Preference Shares (b).........     91,300  $  1,757,525
                                                                 ------------
Total Preferred Stock
 (Cost $1,378,044)..................................                1,757,525
                                                                 ------------
SHORT-TERM INVESTMENTS (1.3%)
                                                     PRINCIPAL
                                                       AMOUNT
                                                  ---------------
COMMERCIAL PAPER (1.3%)
American Express Credit Corp.
 5.55%, due 1/2/96.................................. $1,279,000     1,279,000
Smith Barney Inc.
 5.95%, due 1/2/96..................................  4,311,000     4,311,000
                                                                 ------------
Total Short-Term Investments
 (Cost $5,590,000)..................................                5,590,000
                                                                 ------------
Total Investments
 (Cost $266,582,602) (c)............................       99.7%  413,784,917(d)
Cash and Other Assets,
 Less Liabilities...................................        0.3     1,072,749
                                                     ----------  ------------
Net Assets..........................................      100.0% $414,857,666
                                                     ==========  ============

--------
(a) Non-income producing securities.
(b) ADR--American Depository Receipts.
(c) The cost stated also represents the aggregate cost for Federal income tax purposes.
(d) At December 31, 1995 net unrealized appreciation was $147,202,315, based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $153,049,594 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $5,847,279.

 The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

GROWTH EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 1995

ASSETS:
 Investment in securities, at value (Note 2)
  (identified cost $266,582,602).................................  $413,784,917
 Cash............................................................           964
 Receivables:
 Investment securities sold......................................     2,812,278
 Fund shares sold................................................       851,117
 Dividends and interest..........................................       237,637
                                                                   ------------
  Total assets...................................................   417,686,913
                                                                   ------------
LIABILITIES:
 Payables:
 Fund shares redeemed............................................     2,272,320
 Administrator...................................................       210,153
 Investment securities purchased.................................       165,300
 Adviser.........................................................        87,564
 Custodian.......................................................         7,128
 Transfer agent..................................................         4,650
 Directors.......................................................         1,443
 Accrued expenses................................................        78,147
 Dividend payable................................................         2,542
                                                                   ------------
  Total liabilities..............................................     2,829,247
                                                                   ------------
 Net assets......................................................  $414,857,666
                                                                   ============
COMPOSITION OF NET ASSETS:
 Capital stock (par value of $.001 per share) 1 billion shares authorized
 Institutional Class.............................................  $     21,878
 Institutional Service Class.....................................           145
 Additional paid-in capital......................................   267,907,253
 Accumulated distribution in excess of net investment income.....        (2,542)
 Accumulated distribution in excess of net realized gain on
  investments....................................................      (271,383)
 Unrealized appreciation on investments..........................   147,202,315
                                                                   ------------
 Net assets......................................................  $414,857,666
                                                                   ============
Institutional Class
 Net assets applicable to outstanding shares.....................  $412,129,116
                                                                   ============
 Shares of capital stock outstanding.............................    21,877,559
                                                                   ============
 Net asset value per share outstanding...........................  $      18.84
                                                                   ============
Institutional Service Class
 Net assets applicable to outstanding shares.....................  $  2,728,550
                                                                   ============
 Shares of capital stock outstanding.............................       145,162
                                                                   ============
 Net asset value per share outstanding...........................  $      18.80
                                                                   ============

STATEMENT OF OPERATIONS
For the year ended December 31, 1995

INVESTMENT INCOME:
 Income:
 Dividends (a)...................................................  $  2,375,015
 Interest........................................................     1,319,237
                                                                   ------------
  Total income...................................................     3,694,252
                                                                   ------------
 Expenses: (Note 2)
 Administration (Note 3).........................................     2,110,442
 Advisory (Note 3)...............................................       879,351
 Legal...........................................................        82,355
 Shareholder communication.......................................        43,810
 Custodian.......................................................        39,652
 Auditing........................................................        36,341
 Transfer agent..................................................        32,010
 Registration....................................................        27,466
 Directors.......................................................        14,640
 Amortization of organization expense............................         6,286
 Service (Note 3)................................................         1,707
 Miscellaneous...................................................         7,699
                                                                   ------------
  Total expenses.................................................     3,281,759
                                                                   ------------
 Net investment income...........................................       412,493
                                                                   ------------
REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized loss on investments................................      (174,620)
 Net change in unrealized appreciation on investments............   110,020,858
                                                                   ------------
 Net realized and unrealized gain on investments.................   109,846,238
                                                                   ------------
 Net increase in net assets resulting from operations............  $110,258,731
                                                                   ============

--------
(a) Dividends recorded net of foreign withholding taxes of $7,890.

 The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                      MAINSTAY
                                                      INSTITUTIONAL FUNDS INC.
GROWTH EQUITY FUND
STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 1995 and December 31, 1994

                                                      1995           1994
                                                  -------------  -------------
INCREASE IN NET ASSETS:
 Operations:
 Net investment income........................... $     412,493  $     114,237
 Net realized gain (loss) on investments.........      (174,620)     8,471,110
 Net change in unrealized appreciation on
  investments....................................   110,020,858    (14,273,694)
                                                  -------------  -------------
 Net increase (decrease) in net assets resulting
  from operations................................   110,258,731     (5,688,347)
                                                  -------------  -------------
 Dividends and distributions to shareholders:
 From net investment income:
  Institutional Class............................      (411,584)      (114,186)
  Institutional Service Class....................          (960)           --
 From net realized gain on investments:
  Institutional Class............................           --      (7,924,115)
 In excess of net investment income
  Institutional Class............................        (2,536)           --
  Institutional Service Class....................            (6)           --
 In excess of net realized gain on investments:
  Institutional Class............................       (81,570)       (95,309)
  Institutional Service Class....................          (527)           --
                                                  -------------  -------------
   Total dividends and distributions to
    shareholders.................................      (497,183)    (8,133,610)
                                                  -------------  -------------
 Capital share transactions:
 Net proceeds from sale of shares:
  Institutional Class............................   156,413,353    213,081,844
  Institutional Service Class....................     2,609,492            --
 Net asset value of shares issued to
  shareholders in reinvestment of dividends and
  distributions:
  Institutional Class............................       571,650      8,054,417
  Institutional Service Class....................         1,493            --
                                                  -------------  -------------
                                                    159,595,988    221,136,261
 Cost of shares redeemed:
  Institutional Class............................  (138,869,720)  (181,677,457)
  Institutional Service Class....................       (17,893)           --
                                                  -------------  -------------
  Increase in net assets derived from capital
   share transactions............................    20,708,375     39,458,804
                                                  -------------  -------------
  Net increase in net assets.....................   130,469,923     25,636,847
NET ASSETS:
 Beginning of year...............................   284,387,743    258,750,896
                                                  -------------  -------------
 End of year..................................... $ 414,857,666  $ 284,387,743
                                                  =============  =============
 Accumulated undistributed net investment
  income/(excess distribution)................... $      (2,542) $          51
                                                  =============  =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

GROWTH EQUITY FUND
FINANCIAL HIGHLIGHTS
(Selected per share data and ratios)

                                          INSTITUTIONAL
                          INSTITUTIONAL      SERVICE
                              CLASS           CLASS                   INSTITUTIONAL CLASS
                          -------------   -------------  -----------------------------------------------------
                                          YEAR ENDED DECEMBER 31                            JANUARY 2, 1991(A)
                          ---------------------------------------------------------------        THROUGH
                                     1995                  1994         1993       1992     DECEMBER 31, 1991
                          -----------------------------  --------     --------   --------   ------------------
Net asset value at
 beginning of period....    $  13.68         $13.68      $  14.40     $  14.71   $  16.70        $  10.00
                            --------         ------      --------     --------   --------        --------
Net investment income
 (loss).................        0.02          (0.01)         0.01        (0.01)     (0.03)           0.01
Net realized and
 unrealized gain (loss)
 on investments.........        5.16           5.14         (0.33)        1.41       0.80            6.69
                            --------         ------      --------     --------   --------        --------
Total from investment
 operations.............        5.18           5.13         (0.32)        1.40       0.77            6.70
                            --------         ------      --------     --------   --------        --------
Less dividends and
 distributions:
From net investment
 income.................       (0.02)         (0.01)        (0.01)         --       (0.02)            --
From net realized gain
 on investments.........         --             --          (0.39)       (1.68)     (2.74)            --
In excess of net
 investment income......       (0.00)(b)      (0.00)(b)       --           --         --              --
In excess of net
 realized gain on
 investments............       (0.00)(b)      (0.00)(b)     (0.00)(b)    (0.03)       --              --
                            --------         ------      --------     --------   --------        --------
Total dividends and
 distributions..........       (0.02)         (0.01)        (0.40)       (1.71)     (2.76)            --
                            --------         ------      --------     --------   --------        --------
Net asset value at end
 of period..............    $  18.84         $18.80      $  13.68     $  14.40   $  14.71        $  16.70
                            ========         ======      ========     ========   ========        ========
Total investment
 return.................       37.88%         37.50%        (2.23%)       9.59%      5.63%          67.00%
Ratios (to average net
 assets)/
 Supplemental Data:
 Net investment income
  (loss)................        0.12%         (0.13%)        0.04%       (0.07%)    (0.19%)          0.13%
 Net expenses...........        0.93%          1.18%         0.92%        0.90%      0.90%           0.90%
 Expenses (before
  reimbursement)........        0.93%          1.18%         0.92%        0.93%      0.95%           0.99%
Portfolio turnover
 rate...................          33%            33%           37%          81%       121%            225%
Net assets at end of
 period (in 000's)......    $412,129         $2,729      $284,388     $258,751   $212,619        $191,495

--------
(a) Commencement of operations.
(b) Less than one cent per share.


  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                             ---------------------
                              Indexed Equity Fund
                             ---------------------

The stock market roared ahead throughout 1995. While equity mutual funds followed suit, the MainStay Institutional Indexed Equity Fund managed to outpace most other mutual funds in the Lipper(S) equity fund universe by a substantial margin. The Fund, seeking to replicate the S&P 500 Index+, outperformed most other broad stock market measures this year (except for the technology-laden NASDAQ composite index). These results reflected unusually favorable market conditions which are unlikely to be repeated in 1996.

Slow economic growth, low interest rates and strong corporate profits pushed stock markets ahead. Technology stocks were among the big winners this year, and many mutual funds benefited from large weights in that sector. Index funds do not attempt to enhance performance by strategic allocations to particular stocks or market sectors. Our diversification across industries enabled the Indexed Equity Fund to reap rewards not only from technology stocks, but in many other top-performing sectors that received less attention from active managers. Additionally, index funds typically do not build up large cash positions but seek to remain fully invested at all times. In a rising market, such as that of 1995, an index fund will participate as fully as possible when stock prices climb. Of course, because the intent of indexation is to ensure market returns, the fund will participate fully in a bear market as well.

While past performance is no guarantee of future results, indexing to the S&P 500 Index has proven to be an extremely successful investment strategy. In 1995 (12/31/94 to 12/31/95), the Fund's total return beat 86% of all 3,131 equity funds tracked by Lipper(S). Over the five year period (12/31/90 to 12/31/95) the Fund beat 61% of all 1,113 equity funds tracked by Lipper. In general, for the ten years ended December 31, 1995, funds seeking to track the S&P 500 Index beat roughly 80% of actively managed funds.

The performance of the S&P 500 Index surpassed so many market measures (like the Wilshire 5000, Russell 2000, and NYSE Composite indices) because it contains a relatively greater proportion of large capitalization stocks. These stocks, many of which represent the large blue-chip multi-national corporations in America, were among the best performing securities in the world last year. They propelled the S&P 500 Index to a spectacular 37.53% annual return. After accounting for fees and expenses, the MainStay Institutional Indexed Equity Fund tracked its benchmark almost perfectly, with gains of 36.88% and 36.70% (Institutional Class and Service Class shares, respectively) for the one year period ending December 31, 1995. The Fund substantially outperformed the average Lipper equity fund, which returned 24.81%, for the same twelve month period (12/31/94 to 12/31/95).


Holly V. Cox
James A. Mehling, CFA
Portfolio Managers



                  $10,000 Invested in Mainstay Institutional
                     Indexed Equity Fund vs S&P 500 Index

                          Institutional Class Shares

--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

                   Indexed Equity
                   Fund              S&P 500

1/91               $10,000           $10,000
4Q 1991            $12,980           $13,055
4Q 1992            $13,913           $14,056
4Q 1993            $15,222           $15,460
4Q 1994            $15,359           $15,663
4Q 1995            $21,025           $21,525
--------------------------------------------------------------------------------

[ ] Indexed Equity Fund [ ] S&P 500 Index
Source: (C) Ibbotson Associates En Corr Software
These graphs assume a $10,000 investment made on 1/2/91.

Note: See following page for additional footnotes regarding these performance figures.



                  $10,000 Invested in Mainstay Institutional
                     Indexed Equity Fund vs S&P 500 Index

                             Service Class Shares

                             [GRAPH APPEARS HERE]

--------------------------------------------------------------------------------

                    Indexed Equity
                    Fund              S&P 500

1/91                $10,000           $10,000
4Q 1991             $12,980           $13,055
4Q 1992             $13,913           $14,056
4Q 1993             $15,222           $15,460
4Q 1994             $15,359           $15,663
4Q 1995             $20,995           $21,525
--------------------------------------------------------------------------------

    Past performance is no guarantee of future results.

  + The S&P 500 Stock Index is a registered trademark of Standard & Poor's
    Corporation. S&P 500 Stock Index is an unmanaged index that is considered representative of the U.S. stock market.

(S) Lipper Analytical Services Inc. is an independent monitor of mutual fund performance. Results do not reflect any deduction of sales charges and are based on total returns with capital gains and dividends reinvested. Based on total returns for the 1-year and 5-year periods ended 12/31/95, the MainStay Institutional Indexed Equity Fund ranked 409 out of 3,131 equity funds and 427 out of 1,113 equity funds, respectively.

                                               Total Return*                SEC Average Annual Total Return*
Performance                               as of December 31, 1995               as of December 31, 1995
-----------------------------------------------------------------------------------------------------------------
                                                   1995                 One Year    Five Year    Since Inception
-----------------------------------------------------------------------------------------------------------------
Indexed Equity Fund Institutional Class           36.88%                 36.88%       16.02%         16.02%
Indexed Equity Fund Service Class**               36.70%                 36.70%       15.99%         15.99%
Average Lipper S&P 500 Index Fund                 36.84%                 36.84%       16.00%         16.00%
S&P 500 Index                                     37.53%                 37.53%       16.56%         16.56%


Year-By-Year Performance
--------------------------------------------------------------------------------

                             [BAR GRAPH APPEARS HERE]

                   Institutional Class Shares
                   Total Return % *
1991               29.80
1992                7.19
1993                9.41
1994                0.90
1995               36.88

Portfolio Composition (% of net assets as of December 31, 1995)
--------------------------------------------------------------------------------

                           [PIE CHART APPEARS HERE]

Common Stocks       95.79%
Cash & Equivalents   4.21%

Top 10 Holdings
(% of net assets as of December 31, 1995)

 1. General Electric Company                     2.53%
 2. AT&T Corp.                                   2.13%
 3. Exxon Corp.                                  2.06%
 4. Coca Cola Company                            1.94%
 5. Merck & Co., Inc.                            1.68%
 6. Philip Morris Cos. Inc.                      1.57%
 7. Royal Dutch Petroleum Company                1.57%
 8. Procter & Gamble Company                     1.18%
 9. Johnson & Johnson                            1.15%
10. IBM Corporation                              1.08%

Top 5 Industry Holdings
(% of net assets as of December 31, 1995)

 1. Utilities--Telephone                         8.14%
 2. Banks                                        6.47%
 3. Petroleum--International                     5.69%
 4. Healthcare--Drugs                            4.96%
 5. Finance Companies                            3.81%


--------------------------------------------------------------------------------
** Performance figures for the Service Class, first offered to the public on 1/1/95, include the historical performance of the Institutional Class from the Funds' inception (1/2/91) up to December 31, 1994. Performance figures for these two Classes after this date will vary based on differences in their expense structures.

* The total return reflects the annual return on an investment including appreciation and dividends or interest. Total returns shown herein include the change in share price and reinvestment of capital gains distributions and dividends, and, for the Service Class shares, include the service fee of .25%.

   Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that upon redemption, shares may be worth more or less than their original cost.

   The Institutional Class shares are sold with no sales charge. The Service Class shares, first offered 1/1/95, are sold with no initial or contingent deferred sales charge, but are subject to an annual shareholder service fee of .25%.

   Unlike other funds which generally seek to "beat" the market, index funds seek to "match" their respective indices.

                                                      MAINSTAY
                                                      INSTITUTIONAL FUNDS INC.
INDEXED EQUITY FUND
PORTFOLIO OF INVESTMENTS
December 31, 1995

COMMON STOCKS (95.8%)+

                                                          SHARES      VALUE
                                                      -------------------------
AIR TRANSPORTATION (0.3%)
AMR Corp. (a)..........................................      5,684 $    422,037
Delta Air Lines, Inc...................................      3,720      274,815
Pittston Services Group................................      3,051       95,725
Southwest Airlines Co..................................     10,646      247,519
USAir Group, Inc. (a)..................................      4,558       60,394
                                                                   ------------
                                                                      1,100,490
                                                                   ------------
AIRCRAFT (1.4%)
Boeing Company (The)...................................     25,208    1,975,677
Lockheed Martin Corp...................................     14,867    1,174,493
McDonnell Douglas Corp.................................      8,335      766,820
Northrop Grumman Corp..................................      3,609      230,976
United Technologies Corp...............................      9,188      871,712
                                                                   ------------
                                                                      5,019,678
                                                                   ------------
ALUMINUM (0.4%)
Alcan Aluminum Limited.................................     16,773      522,060
Aluminum Co. of America................................     13,200      697,950
Reynolds Metals Company................................      4,684      265,231
                                                                   ------------
                                                                      1,485,241
                                                                   ------------
APPAREL (0.4%)
Brown Group, Inc.......................................      1,315       18,739
Fruit Of The Loom Inc.
 Class A (a)...........................................      5,600      136,500
Liz Claiborne, Inc.....................................      5,917      164,197
Nike, Inc..............................................     10,558      735,100
Reebok International Ltd...............................      6,051      170,941
Russell Corp...........................................      2,953       81,946
Stride Rite Corp.......................................      3,722       27,915
VF Corp................................................      4,905      258,739
                                                                   ------------
                                                                      1,594,077
                                                                   ------------
BANKS (6.1%)
Banc One Corp..........................................     29,317    1,106,717
Bank of Boston Corp....................................      8,342      385,817
Bank of New York Company,
 Inc. (The)............................................     14,400      702,000
BankAmerica Corp.......................................     27,883    1,805,424
Bankers Trust New York Corp............................      5,919      393,613
Barnett Banks, Inc.....................................      7,322      431,998
Boatmen's Bancshares, Inc..............................      9,543      390,070
Chase Manhattan Corp. (The)............................     12,908      782,548
Chemical Banking Corp..................................     18,785    1,103,619
Citicorp...............................................     29,379    1,975,738
Comerica Inc...........................................      8,100      325,012
CoreStates Financial Corp..............................     10,305      390,302
First Bank System, Inc.................................     10,500      521,063
First Chicago Corp.....................................     23,435      925,682
First Fidelity Bancorp.................................      5,986      451,195
First Interstate Bancorp...............................      5,595      763,718
First Union Corp.......................................     12,738      708,551
Fleet Financial Group, Inc.............................     19,037      775,758
KeyCorp................................................     16,989      615,851

--------
+ Percentages indicated are based on Fund net assets.

                                                          SHARES      VALUE
                                                      -------------------------
BANKS (Continued)
MBNA Corp..............................................     11,100 $    409,312
Mellon Bank Corp.......................................     10,790      579,963
Morgan (J.P.) & Company, Inc...........................     13,924    1,117,401
NationsBank Corp.......................................     20,050    1,395,981
Norwest Corp...........................................     24,293      801,669
PNC Bank Corp..........................................     17,478      563,666
Republic New York Corp.................................      4,200      260,925
Suntrust Banks, Inc....................................      8,487      581,359
U.S. Bancorp (Portland, OR)............................      7,386      248,354
Wachovia Corp..........................................     12,814      586,241
Wells Fargo & Company..................................      3,545      765,720
                                                                   ------------
                                                                     21,865,267
                                                                   ------------
BEVERAGES (3.5%)
Anheuser-Busch Companies, Inc..........................     19,028    1,272,497
Brown-Forman Corp......................................      5,194      189,581
Coca-Cola Company (The)................................     92,866    6,895,300
Coors (Adolph) Co......................................      2,837       62,769
PepsiCo, Inc...........................................     57,955    3,238,236
Seagram Company Ltd....................................     27,870      964,999
                                                                   ------------
                                                                     12,623,382
                                                                   ------------
BROADCASTING (1.4%)
Capital Cities/ABC, Inc................................     11,462    1,414,124
Comcast Corp. Class A..................................     17,777      323,319
Tele-Communications TCI Group, Class A (a).............     48,682      967,555
Tellabs, Inc. (a)......................................      6,500      240,500
U.S. West Media Group (a)..............................     35,033      665,627
Viacom Inc. Class B (a)................................     26,938    1,276,188
                                                                   ------------
                                                                      4,887,313
                                                                   ------------
BUSINESS EQUIPMENT & SERVICES (1.5%)
Block (H & R), Inc.....................................      7,878      319,059
Browning-Ferris Industries, Inc........................     15,839      467,250
Ceridian Corp. (a).....................................      4,881      201,341
Deluxe Corp............................................      6,228      180,612
Donnelley (R.R.) & Sons Company........................     11,599      456,711
Dun & Bradstreet Corp. (The)...........................     12,689      821,613
Federal Express Corp. (a)..............................      4,150      306,581
Harland (John H.) Co. (The)............................      2,307       48,159
Interpublic Group of Cos., Inc.........................      5,682      246,457
Moore Corp. Ltd........................................      7,422      138,235
National Service Industries, Inc.......................      3,617      117,100
Ogden Corp.............................................      3,579       76,501
Pitney Bowes Inc.......................................     11,303      531,241
Ryder System, Inc......................................      5,787      143,228
Safety-Kleen Corp......................................      4,265       66,641
Service Corp. International............................      7,032      309,408
WMX Technologies, Inc..................................     36,189    1,081,146
                                                                   ------------
                                                                      5,511,283
                                                                   ------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

INDEXED EQUITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1995

COMMON STOCKS (Continued)

                                                          SHARES      VALUE
                                                      -------------------------
CAPITAL EQUIPMENT (0.9%)
Caterpillar Inc........................................     14,795 $    869,206
Cincinnati Milacron Inc................................      2,505       65,756
Cummins Engine Company, Inc............................      3,043      112,591
Fluor Corp.............................................      6,222      410,652
Foster Wheeler Corp....................................      2,725      115,812
General Signal Corp....................................      3,489      112,956
Giddings & Lewis Inc...................................      2,610       43,065
Harnischfeger Industries, Inc..........................      3,466      115,245
Illinois Tool Works Inc................................      8,813      519,967
Ingersoll-Rand Company.................................      7,969      279,911
Paccar Inc.............................................      2,859      120,435
Parker Hannifin Corp...................................      5,518      188,992
Snap-On, Inc...........................................      3,178      143,805
Timken Company (The)...................................      2,394       91,571
Trinova Corp...........................................      2,181       62,431
                                                                   ------------
                                                                      3,252,395
                                                                   ------------
CHEMICALS--PETROLEUM (2.0%)
Dow Chemical Company (The).............................     20,042    1,410,456
Du Pont (E.I.) De Nemours & Company....................     41,100    2,871,863
Goodrich (B.F.) Company................................      1,964      133,797
Grace (W.R.) & Co......................................      6,979      412,633
Hercules Inc...........................................      8,322      469,153
Monsanto Company.......................................      8,558    1,048,355
Rohm & Haas Company....................................      5,126      329,986
Union Carbide Corp.....................................     10,135      380,063
                                                                   ------------
                                                                      7,056,306
                                                                   ------------
CHEMICALS--SPECIALTY (0.9%)
Air Products & Chemicals, Inc..........................      8,420      444,155
Avery Dennison Corp....................................      4,070      204,009
Eastman Chemical Co....................................      5,985      374,811
Ecolab, Inc............................................      4,799      143,970
Engelhard Corp.........................................     10,703      232,790
Great Lakes Chemical Corp..............................      4,958      356,976
Morton International, Inc..............................     11,039      396,024
Nalco Chemical Company.................................      5,148      155,083
Pall Corp..............................................      8,567      230,238
Praxair, Inc...........................................     10,048      337,864
Sigma-Aldrich Corp.....................................      3,620      179,190
                                                                   ------------
                                                                      3,055,110
                                                                   ------------
COMMUNICATIONS EQUIPMENT (0.5%)
Andrew Corp. (a).......................................      2,847      108,897
DSC Communications Corp. (a)...........................      8,360      308,275
General Dynamics Corp..................................      4,791      283,268
Harris Corp............................................      2,947      160,980
Northern Telecom Limited...............................     18,887      812,141
Scientific-Atlanta, Inc................................      5,666       84,990
                                                                   ------------
                                                                      1,758,551
                                                                   ------------
COMPUTERS--MAIN & MINI (3.1%)
Amdahl Corp. (a).......................................      8,723       74,145
Cisco Systems, Inc. (a)................................     20,131    1,502,276

                                                          SHARES      VALUE
                                                      -------------------------
COMPUTERS--MAIN & MINI (Continued)
Cray Research, Inc. (a)................................      1,967 $     48,683
Data General Corp. (a).................................      2,717       37,359
Digital Equipment Corp. (a)............................     10,950      702,169
Hewlett-Packard Company................................     37,614    3,150,173
Honeywell Inc..........................................      9,455      459,749
International Business Machines Corp...................     41,854    3,840,105
Tandem Computers Inc. (a)..............................      8,616       91,545
Unisys Corp. (a).......................................     12,751       71,724
Xerox Corp.............................................      8,044    1,102,028
                                                                   ------------
                                                                     11,079,956
                                                                   ------------
COMPUTERS--MICRO (0.5%)
Apple Computer Inc.....................................      9,049      288,437
Compaq Computer Corp. (a)..............................     19,471      934,608
Sun Microsystems Inc. (a)..............................     14,082      642,491
                                                                   ------------
                                                                      1,865,536
                                                                   ------------
COMPUTERS--PERIPHERALS (2.6%)
Autodesk, Inc..........................................      3,506      120,080
Cabletron Systems, Inc. (a)............................      5,400      437,400
Computer Associates International Inc..................     17,707    1,007,086
First Data Corp........................................     16,500    1,103,438
Intergraph Corp. (a)...................................      3,399       53,534
Microsoft Corp. (a)....................................     43,090    3,781,147
Novell Inc. (a)........................................     27,577      392,972
Oracle Corp. (a).......................................     32,165    1,362,992
Silicon Graphics, Inc. (a).............................     11,900      327,250
3Com Corp. (a).........................................     11,700      545,513
                                                                   ------------
                                                                      9,131,412
                                                                   ------------
CONSTRUCTION MATERIALS (0.4%)
Black & Decker Corp....................................      6,332      223,203
Crane Co...............................................      2,241       82,637
PPG Industries Inc.....................................     15,054      688,720
Sherwin-Williams Company...............................      6,453      262,960
Stanley Works (The)....................................      3,291      169,487
                                                                   ------------
                                                                      1,427,007
                                                                   ------------
CONSUMER ELECTRONICS (0.0%) (b)
Zenith Electronics Corp. (a)...........................      1,355        9,316
                                                                   ------------
CONSUMER SERVICES (0.1%)
CUC International Inc. (a).............................     12,850      438,506
                                                                   ------------
CONTAINERS (0.1%)
Ball Corp..............................................      2,281       62,728
Bemis Company, Inc.....................................      3,726       95,479
Crown Cork & Seal Company, Inc. (a)....................      6,663      278,180
                                                                   ------------
                                                                        436,387
                                                                   ------------
COSMETICS & TOILETRIES (0.7%)
Alberto-Culver Company.................................      2,082       71,569
Avon Products, Inc.....................................      5,159      388,859

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                      MAINSTAY
                                                      INSTITUTIONAL FUNDS INC.

COMMON STOCKS (Continued)

                                                          SHARES      VALUE
                                                      -------------------------
COSMETICS & TOILETRIES (Continued)
Gillette Company.......................................     32,902 $  1,715,017
International Flavors & Fragrances, Inc................      8,313      399,024
                                                                   ------------
                                                                      2,574,469
                                                                   ------------
DEFENSE (0.6%)
EG & G, Inc............................................      4,056       98,358
Loral Corp.............................................     12,632      446,857
Raytheon Company.......................................     18,022      851,540
Rockwell International Corp............................     16,398      867,044
                                                                   ------------
                                                                      2,263,799
                                                                   ------------
ELECTRICAL COMPONENTS (0.1%)
LSI Logic Corp. (a)....................................      9,700      317,675
                                                                   ------------
ELECTRICAL EQUIPMENT (3.5%)
Cooper Industries, Inc.................................      8,025      294,919
Dover Corp.............................................      8,430      310,856
Emerson Electric Co....................................     16,727    1,367,432
General Electric Company...............................    124,654    8,975,088
Grainger (W.W.), Inc...................................      3,729      247,046
Johnson Controls, Inc..................................      3,052      209,825
Tyco International Ltd.................................     11,496      409,545
Westinghouse Electric Corp.............................     29,119      480,464
                                                                   ------------
                                                                     12,295,175
                                                                   ------------
ELECTRONIC COMPONENTS (2.6%)
Advanced Micro Devices,
 Inc. (a)..............................................      7,977      131,620
AMP Inc................................................     16,238      623,133
Applied Materials, Inc. (a)............................     13,100      515,812
Intel Corp.............................................     60,610    3,439,618
Micron Technology Inc..................................     15,300      606,263
Motorola, Inc..........................................     43,500    2,479,500
National Semiconductor
 Corp. (a).............................................      9,319      207,348
Raychem Corp...........................................      3,161      179,782
Teledyne, Inc. (a).....................................      4,152      106,395
Texas Instruments, Inc.................................     13,898      719,222
Thomas & Betts Corp....................................      1,423      104,946
                                                                   ------------
                                                                      9,113,639
                                                                   ------------
ELECTRONIC INSTRUMENTS (0.1%)
Perkin-Elmer Corp. (The)...............................      3,282      123,896
Tektronix, Inc.........................................      2,490      122,321
                                                                   ------------
                                                                        246,217
                                                                   ------------
ENVIRONMENTAL CONTROL (0.1%)
Laidlaw, Inc. Class B..................................     21,700      222,425
                                                                   ------------
FARM MACHINERY (0.2%)
Deere & Company........................................     19,436      685,119
Navistar International Corp. (a).......................      5,650       59,325
Varity Corp. (a).......................................      3,254      120,805
                                                                   ------------
                                                                        865,249
                                                                   ------------

                                                          SHARES      VALUE
                                                      -------------------------
FINANCE COMPANIES (0.7%)
Beneficial Corp........................................      3,832 $    178,667
Household International Inc............................      7,190      425,109
National City Corp.....................................     10,900      361,062
Travelers Group Inc....................................     23,722    1,491,521
                                                                   ------------
                                                                      2,456,359
                                                                   ------------
FOOD & RELATED (2.7%)
Archer Daniels Midland Company.........................     40,401      727,218
Campbell Soup Company..................................     18,693    1,121,580
ConAgra, Inc...........................................     18,259      753,184
CPC International, Inc.................................     10,747      737,513
Fleming Companies, Inc.................................      2,731       56,327
General Mills, Inc.....................................     11,928      688,842
Heinz (H.J.) Company...................................     27,203      901,099
Hershey Foods Corp.....................................      5,763      374,595
Kellogg Company........................................     16,381    1,265,432
Quaker Oats Company....................................     10,000      345,000
Ralston Purina Group...................................      7,654      477,418
Sara Lee Corp..........................................     35,754    1,139,659
SuperValu Inc..........................................      5,358      168,777
Sysco Corp.............................................     13,682      444,665
Wrigley (Wm.) Jr. Company..............................      8,739      458,798
                                                                   ------------
                                                                      9,660,107
                                                                   ------------
FOOD PROCESSING (0.1%)
Pioneer Hi-Bred International, Inc.....................      6,314      351,216
                                                                   ------------
FOREST & PAPER PRODUCTS (1.6%)
Boise Cascade Corp.....................................      3,438      119,041
Champion International Corp............................      7,187      301,854
Crown Vantage, Inc. (a)................................        571        8,137
Federal Paper Board Company, Inc.......................      3,362      174,404
Georgia-Pacific Corp...................................      6,764      464,179
International Paper Company............................     18,958      718,034
James River Corp. of Virginia..........................      6,219      150,033
Kimberly-Clark Corp....................................     19,298    1,596,946
Louisiana-Pacific Corp.................................      8,196      198,753
Mead Corp..............................................      3,973      207,589
Potlatch Corp..........................................      2,184       87,360
Stone Container Corp...................................      7,024      100,970
Temple-Inland Inc......................................      4,152      183,207
Union Camp Corp........................................      5,238      249,460
Westvaco Corp..........................................      7,530      208,957
Weyerhaeuser Company...................................     15,058      651,259
Willamette Industries, Inc.............................      4,100      230,625
                                                                   ------------
                                                                      5,650,808
                                                                   ------------
FURNITURE & FURNISHINGS (0.3%)
Armstrong World Industries, Inc........................      2,833      175,646
Masco Corp.............................................     11,773      369,378
Newell Co..............................................     11,903      307,990
Owens-Corning Fiberglas
 Corp. (a).............................................      3,676      164,960
                                                                   ------------
                                                                      1,017,974
                                                                   ------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

INDEXED EQUITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1995

COMMON STOCKS (Continued)

                                                          SHARES      VALUE
                                                      -------------------------
GOLD & PRECIOUS METALS (0.2%)
Echo Bay Mines Ltd.....................................      8,404 $     87,191
Homestake Mining Company...............................     10,273      160,516
Placer Dome Inc........................................     17,804      429,522
                                                                   ------------
                                                                        677,229
                                                                   ------------
HEALTH CARE--DRUGS (5.0%)
Abbott Laboratories....................................     58,466    2,440,955
Allergan Inc...........................................      4,813      156,423
Alza Corp. (a).........................................      6,194      153,302
Amgen Inc. (a).........................................     19,716    1,170,637
Baxter International Inc...............................     20,575      861,578
Lilly (Eli) & Company..................................     40,710    2,289,938
Merck & Co., Inc.......................................     91,061    5,987,261
Millipore Corp.........................................      3,258      133,985
Pfizer Inc.............................................     46,550    2,932,650
Schering-Plough Corp...................................     27,672    1,515,042
                                                                   ------------
                                                                     17,641,771
                                                                   ------------
HEALTH CARE--GENERAL (3.7%)
American Home Products Corp............................     22,959    2,227,023
Bausch & Lomb Inc......................................      4,376      173,399
Becton, Dickinson & Company............................      4,977      373,275
Biomet Inc. (a)........................................      8,630      154,261
Bristol-Myers Squibb Company...........................     37,644    3,232,678
Johnson & Johnson......................................     47,529    4,069,671
Mallinckrodt Group, Inc................................      5,789      210,575
Pharmacia & Upjohn, Inc................................     38,285    1,483,544
St. Jude Medical, Inc. (a).............................      5,153      221,579
Warner-Lambert Company.................................     10,057      976,786
                                                                   ------------
                                                                     13,122,791
                                                                   ------------
HOMEBUILDERS, MOBILE HOMES (0.1%)
Centex Corp............................................      2,298       79,855
Fleetwood Enterprises, Inc.............................      3,394       87,396
Kaufman & Broad Home Corp..............................      2,465       36,667
Pulte Corp.............................................      2,076       69,805
                                                                   ------------
                                                                        273,723
                                                                   ------------
HOSPITAL SUPPLY & MANAGEMENT (1.1%)
Bard (C.R.), Inc.......................................      3,932      126,807
Beverly Enterprises, Inc. (a)..........................      7,296       77,520
Columbia/HCA Healthcare Corp...........................     33,012    1,675,359
Community Psychiatric
 Centers (a)...........................................      3,230       39,567
Humana Inc. (a)........................................     10,200      279,225
Manor Care, Inc........................................      4,627      161,945
Medtronic, Inc.........................................     17,192      960,603
Shared Medical Systems Corp............................      1,746       94,939
Tenet Healthcare Corp. (a).............................     14,953      310,275
United States Surgical Corp............................      4,255       90,951
                                                                   ------------
                                                                      3,817,191
                                                                   ------------
HOTELS & GAMING (0.2%)
Bally Entertainment Corp. (a)..........................      3,498       48,972
Harrah's Entertainment, Inc. (a).......................      7,500      181,875
Hilton Hotels Corp.....................................      3,507      215,681
Marriott International, Inc............................      9,300      355,725
                                                                   ------------
                                                                        802,253
                                                                   ------------

                                                          SHARES      VALUE
                                                      -------------------------
HOUSEHOLD--GENERAL PRODUCTS (2.3%)
American Greetings Corp................................      5,561 $    153,623
Clorox Company (The)...................................      3,945      282,561
Colgate-Palmolive Company..............................     10,687      750,762
Corning Inc............................................     16,995      543,840
Jostens, Inc...........................................      2,892       70,131
Premark International, Inc.............................      4,702      238,039
Procter & Gamble Company (The).........................     50,576    4,197,808
Rubbermaid, Inc........................................     12,127      309,238
Unilever, N.V..........................................     11,918    1,677,458
                                                                   ------------
                                                                      8,223,460
                                                                   ------------
HOUSEHOLD--MAJOR APPLIANCES (0.2%)
Briggs & Stratton Corp.................................      2,194       95,165
Maytag Corp............................................      7,981      161,615
Whirlpool Corp.........................................      5,551      295,591
                                                                   ------------
                                                                        552,371
                                                                   ------------
INSURANCE--LIFE (1.1%)
American General Corp..................................     15,260      532,192
Jefferson-Pilot Corp...................................      5,132      238,615
Loews Corp.............................................      8,800      689,700
Providian Corp.........................................      7,016      285,902
Torchmark Corp.........................................      5,468      247,427
United Healthcare Corp.................................     12,813      839,252
U.S. Healthcare, Inc...................................     11,486      534,099
UNUM Corp..............................................      5,382      296,010
USLIFE Corp............................................      3,370      100,679
                                                                   ------------
                                                                      3,763,876
                                                                   ------------
INSURANCE--PROPERTY & CASUALTY (2.6%)
Aetna Life & Casualty Company..........................      8,406      582,116
Allstate Corp. (The)...................................     33,331    1,370,737
American International Group, Inc......................     34,898    3,228,065
Chubb Corp. (The)......................................      6,554      634,099
CIGNA Corp.............................................      5,461      563,848
General Re Corp........................................      6,133      950,615
ITT Hartford Group, Inc. (a)...........................      8,645      418,202
Lincoln National Corp..................................      7,697      413,714
SAFECO Corp............................................      9,596      331,062
St. Paul Companies, Inc. (The).........................      6,325      351,828
Transamerica Corp......................................      5,083      370,424
USF&G Corp.............................................      8,238      139,016
                                                                   ------------
                                                                      9,353,726
                                                                   ------------
LEISURE TIME INDUSTRY (0.9%)
Brunswick Corp.........................................      7,102      170,448
Handleman Co...........................................      2,485       14,289
Hasbro Inc.............................................      6,553      203,143
Mattel, Inc............................................     16,742      514,816
Outboard Marine Corp...................................      1,528       31,133
Walt Disney Company (The)..............................     38,565    2,275,335
                                                                   ------------
                                                                      3,209,164
                                                                   ------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                      MAINSTAY
                                                      INSTITUTIONAL FUNDS INC.

COMMON STOCKS (Continued)

                                                          SHARES      VALUE
                                                      -------------------------
MEDICAL SUPPLIES (0.2%)
Boston Scientific Corp. (a)............................     11,900 $    583,100
                                                                   ------------
METALS--DIVERSIFIED (0.1%)
Freeport-McMoRan Copper & Gold Inc.....................     15,400      433,125
                                                                   ------------
MINING (0.6%)
Asarco, Inc............................................      3,060       97,920
Barrick Gold Corp......................................     26,093      688,203
Cyprus Amax Minerals Co................................      6,934      181,151
INCO Limited...........................................      8,812      292,999
Nacco Industries, Inc..................................        753       41,792
Newmont Mining Corp....................................      6,465      292,541
Phelps Dodge Corp......................................      5,153      320,774
Santa Fe Pacific Gold Corp.............................      9,785      118,643
                                                                   ------------
                                                                      2,034,023
                                                                   ------------
MOTION PICTURES (0.0%) (b)
King World Productions, Inc. (a).......................      2,735      106,323
                                                                   ------------
MOTOR VEHICLE PARTS (0.3%)
Dana Corp..............................................      7,406      216,625
Eaton Corp.............................................      5,653      303,142
Echlin Inc.............................................      4,371      159,542
Genuine Parts Company..................................      9,335      382,735
                                                                   ------------
                                                                      1,062,044
                                                                   ------------
MOTOR VEHICLES (1.9%)
Chrysler Corp..........................................     28,400    1,572,650
Ford Motor Company.....................................     79,580    2,307,820
General Motors Corp....................................     54,991    2,907,649
                                                                   ------------
                                                                      6,788,119
                                                                   ------------
MULTIPLE INDUSTRY (1.6%)
Alco Standard Corp.....................................      8,138      371,296
AlliedSignal, Inc......................................     21,099    1,002,202
Dial Corp. (The).......................................      6,899      204,383
FMC Corp. (a)..........................................      2,726      184,346
Harcourt General, Inc..................................      5,433      227,507
ITT Corp. (New) (a)....................................      8,645      458,185
ITT Industries, Inc....................................      8,645      207,480
Minnesota Mining & Manufacturing Company...............     31,249    2,070,246
Textron Inc............................................      6,357      429,097
TRW Inc................................................      4,903      379,983
Whitman Corp...........................................      7,876      183,117
                                                                   ------------
                                                                      5,717,842
                                                                   ------------
PETROLEUM--DOMESTIC (2.5%)
Amerada Hess Corp......................................      6,985      370,205
Amoco Corp.............................................     36,955    2,656,141
Ashland Inc............................................      4,680      164,385
Atlantic Richfield Company.............................     12,017    1,330,883
Burlington Resources, Inc..............................      9,612      377,271
Coastal Corp...........................................      7,815      291,109
Kerr-McGee Corp........................................      3,818      242,443

                                                          SHARES      VALUE
                                                      -------------------------
PETROLEUM--DOMESTIC (Continued)
Louisiana Land & Exploration Company (The).............      2,492 $    106,844
Noram Energy Corp......................................      9,172       81,402
Occidental Petroleum Corp..............................     23,651      505,540
Oryx Energy Company (a)................................      7,211       96,447
Pennzoil Company.......................................      3,367      142,256
Phillips Petroleum Company.............................     19,552      667,212
Santa Fe Energy Resources,
 Inc. (a)..............................................      6,704       64,526
Sun Company, Inc.......................................      5,579      152,725
Tenneco, Inc...........................................     13,332      661,600
Unocal Corp............................................     18,136      528,211
USX-Marathon Group.....................................     22,116      431,262
                                                                   ------------
                                                                      8,870,462
                                                                   ------------
PETROLEUM--INTERNATIONAL (5.7%)
Chevron Corp...........................................     48,374    2,539,635
Exxon Corp.............................................     91,485    7,330,236
Mobil Corp.............................................     29,329    3,284,848
Royal Dutch Petroleum Company..........................     39,504    5,575,002
Texaco Inc.............................................     19,142    1,502,647
                                                                   ------------
                                                                     20,232,368
                                                                   ------------
PETROLEUM--SERVICES (0.8%)
Baker Hughes Inc.......................................     10,486      255,596
Dresser Industries, Inc................................     13,482      328,624
Halliburton Company....................................      8,517      431,173
Helmerich & Payne, Inc.................................      1,958       58,251
McDermott International, Inc...........................      4,036       88,792
Rowan Companies, Inc. (a)..............................      6,322       62,430
Schlumberger Limited...................................     17,942    1,242,483
Western Atlas, Inc. (a)................................      3,893      196,596
                                                                   ------------
                                                                      2,663,945
                                                                   ------------
PHOTOGRAPHIC EQUIPMENT (0.5%)
Eastman Kodak Company..................................     25,344    1,698,048
Polaroid Corp..........................................      3,461      163,965
                                                                   ------------
                                                                      1,862,013
                                                                   ------------
PUBLISHING (1.0%)
Dow Jones & Company, Inc...............................      7,442      296,750
Gannett Company, Inc...................................     10,328      633,881
Knight-Ridder Inc......................................      3,545      221,562
McGraw-Hill Companies, Inc.............................      3,615      314,957
Meredith Corp..........................................      2,198       92,041
New York Times Company (The)...........................      7,169      212,382
Time Warner, Inc.......................................     28,738    1,088,452
Times Mirror Company...................................      8,322      281,908
Tribune Company........................................      4,916      300,490
                                                                   ------------
                                                                      3,442,423
                                                                   ------------
RAILROAD (1.1%)
Burlington Northern Santa Fe Corp......................     10,424      813,072
Conrail, Inc...........................................      5,906      413,420

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

INDEXED EQUITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1995

COMMON STOCKS (Continued)

                                                          SHARES      VALUE
                                                      -------------------------
RAILROAD (Continued)
CSX Corp...............................................     15,728 $    717,590
Norfolk Southern Corp..................................      9,780      776,287
Union Pacific Corp.....................................     15,298    1,009,668
                                                                   ------------
                                                                      3,730,037
                                                                   ------------
RESTAURANTS (0.8%)
Darden Restaurants, Inc. (a)...........................     11,928      141,645
Luby's Cafeterias, Inc.................................      1,920       42,720
McDonald's Corp........................................     51,147    2,308,009
Ryan's Family Steak Houses,
 Inc. (a)..............................................      3,940       27,580
Shoney's, Inc. (a).....................................      3,053       31,293
Wendy's International, Inc.............................      7,537      160,161
                                                                   ------------
                                                                      2,711,408
                                                                   ------------
RETAIL--FOOD STORES (0.8%)
Albertson's, Inc.......................................     19,028      625,545
American Stores Co.....................................     11,110      297,193
Bruno's, Inc...........................................        152        1,634
Giant Food, Inc........................................      4,477      141,025
Great Atlantic & Pacific Tea Company, Inc..............      2,839       65,297
Kroger Company (The) (a)...............................      9,177      344,138
Longs Drug Stores Corp.................................      1,533       73,392
Rite Aid Corp..........................................      6,451      220,947
Walgreen Company.......................................     18,454      551,313
Winn-Dixie Stores, Inc.................................     11,268      415,508
                                                                   ------------
                                                                      2,735,992
                                                                   ------------
RETAIL--GENERAL MERCHANDISE (2.4%)
Dayton Hudson Corp.....................................      5,358      401,850
Dillard Department Stores, Inc.........................      8,415      239,827
Federated Department Stores, Inc. (a)..................     15,000      412,500
Kmart Corp.............................................     34,106      247,269
May Department Stores Company..........................     18,569      784,540
Mercantile Stores Company, Inc.........................      2,732      126,355
Nordstrom, Inc.........................................      6,223      252,031
Penney (J.C.) Company, Inc.............................     17,088      813,816
Price/Costco, Inc. (a).................................     14,565      222,116
Sears, Roebuck & Company...............................     28,913    1,127,607
TJX Companies, Inc. (The)..............................      5,467      103,190
Wal-Mart Stores, Inc...................................    169,106    3,783,747
Woolworth Corp.........................................      9,839      127,907
                                                                   ------------
                                                                      8,642,755
                                                                   ------------
RETAIL--SPECIALTY STORES (1.2%)
Charming Shoppes, Inc..................................      7,654       22,005
Circuit City Stores, Inc...............................      7,204      199,010
Gap, Inc. (The)........................................     10,817      454,314
Home Depot, Inc. (The).................................     35,267    1,688,408
Limited, Inc. (The)....................................     26,893      467,266
Lowe's Companies, Inc..................................     11,863      397,410
Melville Corp..........................................      7,969      245,047
Pep Boys-Manny, Moe & Jack.............................      4,585      117,491

                                                          SHARES      VALUE
                                                      -------------------------
RETAIL--SPECIALTY STORES (Continued)
Tandy Corp.............................................      4,900 $    203,350
Toys "R" Us (a)........................................     20,516      446,223
                                                                   ------------
                                                                      4,240,524
                                                                   ------------
SAVINGS & LOANS (1.2%)
Ahmanson (H.F.) & Company..............................      8,840      234,260
Federal Home Loan Mortgage Corp........................     13,438    1,122,073
Federal National Mortgage Association..................     20,036    2,486,968
Golden West Financial Corp.............................      4,396      242,879
Great Western Financial Corp...........................     10,039      255,995
                                                                   ------------
                                                                      4,342,175
                                                                   ------------
SECURITY & COMMISSION BROKERS (1.1%)
Alexander & Alexander Services, Inc....................      3,262       61,978
American Express Company...............................     36,284    1,501,250
Dean Witter Discover & Company.........................     12,726      598,122
Marsh & McLennan Companies, Inc........................      5,470      485,463
Merrill Lynch & Co., Inc...............................     12,990      662,490
Morgan Stanley Group Inc...............................      5,600      451,500
Salomon Inc............................................      7,896      280,308
                                                                   ------------
                                                                      4,041,111
                                                                   ------------
STEEL (0.3%)
Armco Inc. (a).........................................      7,862       46,189
Bethlehem Steel Corp. (a)..............................      8,117      113,638
Inland Steel Industries, Inc. (a)......................      3,543       89,018
Nucor Corp.............................................      6,560      374,740
USX-U.S. Steel Group Inc...............................      6,079      186,929
Worthington Industries, Inc............................      6,744      140,360
                                                                   ------------
                                                                        950,874
                                                                   ------------
TEXTILE (0.0%) (b)
Springs Industries, Inc................................      1,516       62,724
                                                                   ------------
TIMESHARING & SOFTWARE (0.3%)
Automatic Data Processing, Inc. .......................     10,697      794,252
Computer Sciences Corp. (a)............................      4,132      290,273
                                                                   ------------
                                                                      1,084,525
                                                                   ------------
TIRE & RUBBER PRODUCTS (0.2%)
Cooper Tire & Rubber Company...........................      6,331      155,901
Goodyear Tire & Rubber Company.........................     11,430      518,636
                                                                   ------------
                                                                        674,537
                                                                   ------------
TOBACCO (1.9%)
American Brands, Inc...................................     14,080      628,320
Philip Morris Companies, Inc...........................     61,826    5,595,253
Schweitzer-Mauduit
 International, Inc. (a)...............................      1,142       26,409
UST Inc................................................     14,516      484,471
                                                                   ------------
                                                                      6,734,453
                                                                   ------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                      MAINSTAY
                                                      INSTITUTIONAL FUNDS INC.

COMMON STOCKS (Continued)

                                                          SHARES      VALUE
                                                      -------------------------
TRUCKING & SHIPPING (0.1%)
Consolidated Freightways, Inc..........................      3,224 $     85,436
Roadway Services, Inc..................................      2,945      143,937
Yellow Corp............................................      2,177       26,940
                                                                   ------------
                                                                        256,313
                                                                   ------------
UTILITIES--ELECTRIC (3.6%)
American Electric Power Company, Inc...................     13,775      557,887
Baltimore Gas & Electric Company.......................     11,019      314,042
Carolina Power & Light Company.........................     11,623      400,993
Central & South West Corp..............................     14,302      398,668
CINergy Corp...........................................     11,651      356,812
Consolidated Edison Company of New York................     17,584      562,688
Detroit Edison Company.................................     10,932      377,154
Dominion Resources Inc.................................     12,804      528,165
Duke Power Company.....................................     15,298      724,743
Entergy Corp...........................................     17,040      498,420
FPL Group, Inc.........................................     13,674      634,132
General Public Utilities Corp..........................      8,700      295,800
Houston Industries Inc. ...............................     19,458      471,856
Niagara Mohawk Power Corp..............................     10,699      102,978
Northern States Power Company..........................      5,013      246,264
Ohio Edison Company....................................     11,464      269,404
Pacific Gas & Electric Company.........................     31,522      894,437
PacifiCorp.............................................     21,049      447,291
Peco Energy Company....................................     16,605      500,226
PP&L Resources, Inc....................................     11,300      282,500
Public Service Enterprise Group Inc....................     18,335      561,509
SCEcorp................................................     33,542      595,371
Southern Company (The).................................     49,650    1,222,631
Texas Utilities Company................................     16,910      695,424
Unicom Corp............................................     15,960      522,690
Union Electric Company.................................      7,551      315,254
                                                                   ------------
                                                                     12,777,339
                                                                   ------------
UTILITIES--GAS & PIPELINE (0.7%)
Columbia Gas System, Inc. (a)..........................      3,823      167,734
Consolidated Natural Gas Company.......................      6,985      316,944
Eastern Enterprises....................................      1,541       54,320
Enron Corp.............................................     18,730      714,081
Enserch Corp...........................................      5,018       81,542
Nicor Inc. ............................................      3,846      105,765
Oneok, Inc.............................................      2,069       47,328
Pacific Enterprises....................................      6,315      178,399
Panhandle Eastern Corp. ...............................     11,243      313,399
Peoples Energy Corp....................................      2,618       83,122
Sonat Inc. ............................................      6,558      233,629
Williams Companies, Inc. (The).........................      7,746      339,856
                                                                   ------------
                                                                      2,636,119
                                                                   ------------

                                                      SHARES       VALUE
                                                  ------------------------------
UTILITIES--TELEPHONE (8.1%)
AT&T Corp..........................................    116,794  $  7,562,411
Airtouch Communications (a)........................     36,887     1,042,058
Alltel Corp........................................     14,100       415,950
Ameritech Corp. ...................................     41,164     2,428,676
Bell Atlantic Corp.................................     32,356     2,163,808
BellSouth Corp. ...................................     73,782     3,209,517
GTE Corp...........................................     71,393     3,141,292
MCI Communications Corp............................     50,563     1,320,958
NYNEX Corp.........................................     31,731     1,713,474
Pacific Telesis Group..............................     31,720     1,066,585
SBC Communications, Inc............................     45,222     2,600,265
Sprint Corp. ......................................     25,767     1,027,459
US West, Inc.......................................     35,033     1,252,430
                                                                ------------
                                                                  28,944,883
                                                                ------------
Total Common Stocks
 (Cost $225,128,125)...............................              340,431,436(c)
                                                                ------------
PREFERRED STOCK (0.0%) (b)
ELECTRONIC COMPONENTS (0.0%) (b)
Teledyne, Inc.
 $1.20, Series E...................................        115         1,653
                                                                ------------
Total Preferred Stock
 (Cost $1,692).....................................                    1,653
                                                                ------------

SHORT-TERM
INVESTMENTS (4.0%)

                                                    PRINCIPAL
                                                      AMOUNT
                                                  -------------
COMMERCIAL PAPER (3.7%)
American Honda Finance Corp.
 5.78%, due 1/10/96 (d)............................ $6,100,000     6,091,185
DIC Americas, Inc.
 6.00%, due 1/26/96 (d)............................  3,300,000     3,286,250
Mitsui & Co. (U.S.A) Inc.
 5.82%, due 1/12/96 (d)............................  1,100,000     1,098,044
Shinhan Bank
 5.92%, due 1/22/96 (d)............................  1,130,000     1,126,098
Strategic Asset Funding Corp.
 5.97%, due 1/5/96 (d).............................  1,690,000     1,688,879
                                                                ------------
Total Commercial Paper
 (Cost $13,290,456)................................               13,290,456
                                                                ------------
U.S. GOVERNMENT (0.3%)
United States Treasury Bills
 4.81%, due 3/7/96 (d).............................  1,090,000     1,079,826
                                                                ------------
Total U.S. Government
 (Cost $1,080,366).................................                1,079,826
                                                                ------------
Total Short-Term Investments
 (Cost $14,370,822)................................               14,370,282
                                                                ------------
Total Investments
 (Cost $239,500,639) (e)...........................       99.8%  354,803,371 (f)
Cash and Other Assets,
 Less Liabilities..................................        0.2       585,511
                                                    ----------  ------------
Net Assets.........................................      100.0% $355,388,882
                                                    ==========  ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

INDEXED EQUITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1995

FUTURES CONTRACTS (0.0%) (b)

                                                     CONTRACTS   UNREALIZED
                                                        LONG    APPRECIATION
                                                   ----------------------------
Standard & Poor's 500
 March 1996.........................................         44 $     18,782(g)
                                                                ------------
Total Futures Contracts
 (Settlement Value $13,605,900).....................            $     18,782
                                                                ============

--------
(a) Non-income producing securities.
(b) Less than one tenth of a percent.
(c) The combined market value of common stocks and Standard & Poor's 500 Index futures contracts represents 99.6% of net assets.
(d) Segregated as collateral for futures contracts.
(e) The cost for Federal income tax purposes is $239,750,795.
(f) At December 31, 1995 net unrealized appreciation was $115,052,576 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $118,804,191 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $3,751,615.
(g) Represents the difference between the value of the contracts at the time they were opened and the value at December 31, 1995.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                      MAINSTAY
                                                      INSTITUTIONAL FUNDS INC.
INDEXED EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 1995

ASSETS:
 Investment in securities, at value (Note 2) (identified cost
  $239,500,639)................................................... $354,803,371
 Cash.............................................................       41,546
 Receivables:
 Fund shares sold.................................................    1,287,247
 Dividends and interest...........................................      670,216
 Variation margin receivable on futures contracts.................       16,630
                                                                   ------------
   Total assets...................................................  356,819,010
                                                                   ------------
LIABILITIES:
 Payables:
 Fund shares redeemed.............................................      653,129
 Investment securities purchased..................................      546,975
 Administrator....................................................       91,491
 Adviser..........................................................       29,949
 Custodian........................................................       10,912
 Transfer agent...................................................        4,806
 Directors........................................................        1,354
 Accrued expenses.................................................       65,982
 Dividend payable.................................................       25,530
                                                                   ------------
   Total liabilities..............................................    1,430,128
                                                                   ------------
 Net assets....................................................... $355,388,882
                                                                   ============
COMPOSITION OF NET ASSETS:
 Capital stock (par value of $.001 per share) 1 billion shares authorized
 Institutional Class.............................................. $     19,885
 Institutional Service Class......................................           54
 Additional paid-in capital.......................................  239,294,136
 Accumulated undistributed net realized gain on investments.......      753,293
 Unrealized appreciation on investments...........................  115,321,514
                                                                   ------------
 Net assets....................................................... $355,388,882
                                                                   ============
Institutional Class
 Net assets applicable to outstanding shares...................... $354,420,235
                                                                   ============
 Shares of capital stock outstanding..............................   19,885,343
                                                                   ============
 Net asset value per share outstanding............................ $      17.82
                                                                   ============
Institutional Service Class
 Net assets applicable to outstanding shares...................... $    968,647
                                                                   ============
 Shares of capital stock outstanding..............................       54,393
                                                                   ============
 Net asset value per share outstanding............................ $      17.81
                                                                   ============

STATEMENT OF OPERATIONS
For the year ended December 31, 1995

INVESTMENT INCOME:
 Income:
 Dividends (a)..................................................... $ 7,078,134
 Interest..........................................................     942,803
                                                                    -----------
   Total income....................................................   8,020,937
                                                                    -----------
 Expenses: (Note 2)
 Administration (Note 3)...........................................   1,181,947
 Advisory (Note 3).................................................     295,487
 Legal.............................................................      70,377
 Custodian.........................................................      45,222
 Shareholder communication.........................................      36,970
 Auditing..........................................................      32,567
 Transfer agent....................................................      29,085
 Registration......................................................      28,768
 Directors.........................................................      12,470
 Amortization of organization expense..............................       6,910
 Service (Note 3)..................................................         744
 Miscellaneous.....................................................      10,026
                                                                    -----------
   Total expenses before
    reimbursement..................................................   1,750,573
 Expense reimbursement from Administrator (Note 3).................    (272,396)
                                                                    -----------
   Net expenses....................................................   1,478,177
                                                                    -----------
 Net investment income.............................................   6,542,760
                                                                    -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
 Net realized gain from:
 Security transactions.............................................   3,875,469
 Futures transactions..............................................   4,115,160
                                                                    -----------
 Net realized gain on investments..................................   7,990,629
                                                                    -----------
 Net change in unrealized appreciation on investments:
 Security transactions.............................................  76,768,492
 Futures transactions..............................................    (117,943)
                                                                    -----------
 Net unrealized gain on investments................................  76,650,549
                                                                    -----------
 Net realized and unrealized gain on investments...................  84,641,178
                                                                    -----------
 Net increase in net assets resulting from operations.............. $91,183,938
                                                                    ===========

--------
(a) Dividends recorded net of foreign withholding taxes of $46,212.

 The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

INDEXED EQUITY FUND
STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 1995 and December 31, 1994

                                                        1995          1994
                                                    ------------  ------------
INCREASE IN NET ASSETS:
 Operations:
 Net investment income............................. $  6,542,760  $  5,800,441
 Net realized gain on investments..................    7,990,629     1,845,740
 Net change in unrealized appreciation on invest-
  ments............................................   76,650,549    (5,880,683)
                                                    ------------  ------------
 Net increase in net assets resulting from opera-
  tions............................................   91,183,938     1,765,498
                                                    ------------  ------------
 Dividends and distributions to shareholders:
 From net investment income:
  Institutional Class..............................   (6,591,393)   (5,800,441)
  Institutional Service Class......................      (16,388)          --
 From net realized gain on investments:
  Institutional Class..............................   (6,792,059)   (2,126,396)
  Institutional Service Class......................      (17,654)          --
 In excess of net investment income:
  Institutional Class..............................          --        (44,265)
 In excess of net realized gain on investments:
  Institutional Class..............................          --        (16,958)
 Return of Capital:
  Institutional Class..............................          --        (30,527)
                                                    ------------  ------------
   Total dividends and distributions to sharehold-
    ers............................................  (13,417,494)   (8,018,587)
                                                    ------------  ------------
 Capital share transactions:
 Net proceeds from sale of shares:
  Institutional Class..............................   78,587,684   121,810,064
  Institutional Service Class......................      897,435           --
 Net asset value of shares issued to shareholders
  in reinvestment of dividends and distributions:
  Institutional Class..............................   13,357,924     7,957,364
  Institutional Service Class......................       34,040           --
                                                    ------------  ------------
                                                      92,877,083   129,767,428
 Cost of shares redeemed:
  Institutional Class..............................  (59,931,221)  (98,180,324)
  Institutional Service Class......................       (8,197)          --
                                                    ------------  ------------
  Increase in net assets derived from capital
   share transactions..............................   32,937,665    31,587,104
                                                    ------------  ------------
  Net increase in net assets.......................  110,704,109    25,334,015
NET ASSETS:
 Beginning of year.................................  244,684,773   219,350,758
                                                    ------------  ------------
 End of year....................................... $355,388,882  $244,684,773
                                                    ============  ============
 Accumulated distributions in excess of net invest-
  ment income...................................... $        --   $    (44,265)
                                                    ============  ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                      MAINSTAY
                                                      INSTITUTIONAL FUNDS INC.
INDEXED EQUITY FUND
FINANCIAL HIGHLIGHTS
(Selected per share data and ratios)

                                        INSTITUTIONAL
                          INSTITUTIONAL    SERVICE
                              CLASS         CLASS                  INSTITUTIONAL CLASS
                          ------------- ------------- --------------------------------------------------
                                          YEAR ENDED DECEMBER 31                      JANUARY 2, 1991(A)
                          ----------------------------------------------------------       THROUGH
                                     1995               1994        1993      1992    DECEMBER 31, 1991
                          --------------------------- --------    --------  --------  ------------------
Net asset value at
 beginning of period....    $  13.53       $13.53     $  13.86    $  13.50  $  12.98       $  10.00
                            --------       ------     --------    --------  --------       --------
Net investment income...        0.35         0.33         0.33        0.30      0.30           0.32
Net realized and
 unrealized gain (loss)
 on investments.........        4.64         4.64        (0.20)       0.93      0.61           2.66
                            --------       ------     --------    --------  --------       --------
Total from investment
 operations.............        4.99         4.97         0.13        1.23      0.91           2.98
                            --------       ------     --------    --------  --------       --------
Less dividends and
 distributions:
From net investment
 income.................       (0.34)       (0.33)       (0.33)      (0.61)    (0.32)           --
From net realized gain
 on investments.........       (0.36)       (0.36)       (0.13)      (0.25)    (0.07)           --
In excess of net
 realized gain on
 investments............         --           --          0.00(b)    (0.01)      --             --
                            --------       ------     --------    --------  --------       --------
Total dividends and
 distributions..........       (0.70)       (0.69)       (0.46)      (0.87)    (0.39)           --
                            --------       ------     --------    --------  --------       --------
Net asset value at end
 of period..............    $  17.82       $17.81     $  13.53    $  13.86  $  13.50       $  12.98
                            ========       ======     ========    ========  ========       ========
Total investment
 return.................       36.88%       36.70%        0.90%       9.41%     7.19%         29.80%
Ratios (to average net
 assets)/
 Supplemental Data:
 Net investment income..        2.21%        1.96%        2.43%       2.39%     2.52%          2.78%
 Net expenses...........        0.50%        0.75%        0.50%       0.45%     0.45%          0.45%
 Expenses (before
  reimbursement)........        0.59%        0.84%        0.58%       0.60%     0.62%          0.68%
Portfolio turnover
 rate...................           4%           4%           5%          5%        4%             4%
Net assets at end of
 period (in 000's)......    $354,420       $  969     $244,685    $219,351  $164,858       $144,055

--------
(a) Commencement of operations.
(b) Less than one cent per share.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                          ---------------------------
                           International Equity Fund
                          ---------------------------

For the year ended December 31, 1995, the MainStay Institutional International Equity Fund returned 7.17% and 6.86% for Institutional Class and Service Class shares, respectively. During the same period (12/31/94 to 12/31/95), the average Lipper international fund(S) returned 9.39% (among a universe of 255 international equity funds) and Morgan Stanley Capital International's (MSCI) Europe, Australia, and Far East (EAFE) Index+ returned 11.21%.

While these overall results may appear somewhat disappointing, the Fund outperformed its Lipper peer group in the second half of the year and surpassed the EAFE Index in the fourth quarter.

The year began under very difficult conditions. In the early months, international markets tumbled along with the U.S. dollar, which made it difficult for international manufacturers to compete with those in the United States. Although most European markets were down in local terms in the first quarter, U.S. investors benefited from positive currency trends. Our best decision in the first three months was to increase investments in France, which rose 0.6% for the quarter, and move out of Germany, which fell 8.5% for the same period.

Japan, the largest international equity market, was depressed during the first half of the year by a string of bad news, including the Kobe earthquake, the collapse of Barings Bank's huge stock futures position, and poison gas attacks on innocent citizens. Our exposure to Japanese stocks had a negative impact on performance in the first half of 1995, as did our underweighted positions in two of the best performing international markets, Switzerland and the U.K.

Fortunately, negative conditions early in the year foretold excellent investment opportunities. International markets soon rebounded, led by Europe in the second quarter and then Japan, which recovered in the second half of the year. Market upturns were encouraged by a more stable dollar, and by a declining trend in interest rates worldwide.

Our portfolio performance recovered along with the markets in the second half of the year. Our best decisions in 1995 were to emphasize interest-sensitive securities in markets such as Spain (up 28% in U.S. dollar terms), Belgium (up 26%), and Hong Kong (up 23%). At the same time, we avoided blowups in markets such as Finland where stocks, including a leader such as Nokia, plummeted late in the year. Our decision to seek protection against a declining Japanese yen helped minimize losses when the yen slid substantially during the summer months.

In 1996, we believe international equities offer substantial investment opportunities. Foreign equity markets lagged the U.S. market in 1995 and may now be poised to partake in the global equity bull market. The upbeat outlook for international equities is enhanced by the declines in interest rates abroad, which have been even more pronounced than in the U.S.

Going into 1996, the Fund has a diversified exposure in both Asia and Europe. Our European investments include Austria, Belgium, Denmark, France, Italy, and Spain -- all of which include many banks, insurers, and utility companies that may benefit from declining interest rates. We have also raised our exposure to energy and natural resources, with energy holdings in Norway (Norsk Hydro) and the Netherlands (Royal Dutch) and natural resource exposure in Australia (mining and metals) and New Zealand (forest products). We are also emphasizing the highest growth markets of the world, located in Southeast Asia, with our investments in Singapore and Hong Kong. Japanese interest rates are at incredibly low levels, which could make the Japanese equity market the big positive surprise of 1996.

Also in 1996 we expect continued foreign currency erosion and are actively seeking to help protect the Fund from declines in the value of the Japanese yen and European currencies. We continue to emphasize a disciplined process to international investing, which focuses on country selection, currency risk management, diversification, and high quality stocks.

Michael Perelstein
Shigemi Takagi
Portfolio Managers

Note: Foreign investing may be subject to greater risks than domestic investing. These may include securities markets that are less efficient, less liquid and more volatile than those in the United States, as well as foreign currency fluctuations and different governmental regulatory concerns.

--------------------------------------------------------------------------------
    Past performance is no guarantee of future results.

(S) Lipper Analytical Services Inc. is an independent monitor of mutual fund performance. Results do not reflect any deduction of sales charges and are based on total returns with capital gains and dividends reinvested.

  + The MSCI EAFE Index is an unmanaged index generally considered representative of the international stock market.


WEIGHTING The portion of a portfolio allocated to a specific market sector or country. A Fund is said to be overweighted in a country when that portion of the portfolio is larger than the country's total equities relative to the international equity markets as a whole.

EXPOSURE The amount invested in a specific security, market, country, or currency. Participation in positive as well as negative events affecting a security or sector generally increases with the level of exposure.

BULL MARKET A period during which security values in a specific market are generally rising. Often contrasted with a "bear market," or period in which security values are generally declining.

CURRENCY EROSION The risk that one currency's value will decline relative to the value of others, decreasing the value of investments denominated in the original currency. While steps can be taken that may help protect against currency risk, there can be no assurance that currency hedging will be beneficial to investors.

                  $10,000 Invested in Mainstay Institutional
                 International Equity Fund vs MSCI EAFE Index

                          Institutional Class Shares
---------------------------------------------------------------------
                           [LINE GRAPH APPEARS HERE]

                       INTERNATIONAL        MSCI EAFE
                       EQUITY FUND           INDEX
1/95                    $10,000            $10,000
1Q 1995                 $ 9,830            $10,186
2Q 1995                 $ 9,490            $10,260
3Q 1995                 $10,150            $10,688
4Q 1995                 $10,717            $11,120
---------------------------------------------------------------------

[ ] International Equity Fund [ ] MSCI EAFE Index
Source: (C) Ibbotson Associates EnCorr Software
These graphs assume a $10,000 investment made on 1/1/95.


                  $10,000 Invested in Mainstay Institutional
                 International Equity Fund vs MSCI EAFE Index

                             Service Class Shares
---------------------------------------------------------------------
                           [LINE GRAPH APPEARS HERE]

                       INTERNATIONAL        MSCI EAFE
                       EQUITY FUND            INDEX
1/95                   $10,000             $10,000
1Q 1995                $ 9,830             $10,186
2Q 1995                $ 9,480             $10,260
3Q 1995                $10,120             $10,688
4Q 1995                $10,685             $11,120
---------------------------------------------------------------------

                                                   Total Return*             SEC Average Annual Total Return*
Performance                                   as of December 31, 1995             as of December 31, 1995
------------------------------------------------------------------------------------------------------------------
                                                       1995              One Year    Five Year     Since Inception
------------------------------------------------------------------------------------------------------------------
International Equity Fund Institutional Class          7.17%              7.17%          N/A            7.17%
International Equity Fund Service Class                6.86%              6.86%          N/A            6.86%
Average Lipper International Fund                      9.39%              9.39%        10.16%           9.39%
MSCI EAFE Index                                       11.21%             11.21%         9.37%          11.21%


Portfolio Composition (% of net assets as of December 31, 1995)
--------------------------------------------------------------------------------

                           [PIE CHART APPEARS HERE]

Common Stocks                95.24%
Cash & Equivalents            4.63
Other                         0.13

Top 10 Holdings

(% of net assets as of December 31, 1995)
 1. Industrial Bank of Japan, Ltd.               1.44%
 2. Sumitomo Bank, Ltd.                          1.38%
 3. Fuji Bank, Ltd.                              1.30%
 4. Toyota Motor Corp.                           1.29%
 5. Dai-Ichi Kangyo Bank, Ltd.                   1.24%
 6. Matsushita Electric Industrial Co., Ltd.     1.11%
 7. Norsk Hydro AS                               1.08%
 8. Assicurazioni Generali SPA                   1.02%
 9. Teijin, Ltd.                                 0.93%
10. Royal Dutch Petroleum Co.                    0.92%

Top 5 Countries

(% of net assets as of December 31, 1995)
 1. Japan                                       37.68%
 2. France                                      10.50%
 3. United Kingdom                               8.54%
 4. Italy                                        4.90%
 5. Singapore                                    4.12%

--------------------------------------------------------------------------------
* The total return reflects the annual return on an investment including appreciation and dividends or interest. Total returns shown herein include the change in share price and reinvestment of capital gains distributions and dividends, and, for the Service Class shares, include the service fee of .25%.

  Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that upon redemption, shares may be worth more or less than their original cost.

  The Institutional Class shares are sold with no sales charge. The Service Class shares are sold with no initial or contingent deferred sales charge, but are subject to an annual shareholder service fee of .25%.

  The inception date of the International Equity Fund and the date such shares were first offered to the public was 1/1/95.

INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS
December 31, 1995

COMMON STOCKS (95.2%)+

                                                            SHARES     VALUE
                                                         ----------------------
AUSTRALIA (3.7%)
Amcor, Ltd.
 (forest products & paper)................................   31,166 $   220,242
Boral, Ltd.
 (building materials & components)........................   23,000      58,170
Brambles Industries, Ltd.
 (business & public services).............................   14,000     156,212
Broken Hill Proprietary Co., Ltd.
 (energy sources).........................................   57,779     816,625
Coles Myer, Ltd.
 (merchandising)..........................................   63,136     196,783
CRA, Ltd.
 (metals-nonferrous)......................................   29,842     438,199
CSR, Ltd.
 (multi-industry).........................................   50,500     164,536
Foster's Brewing Group, Ltd.
 (beverages & tobacco)....................................   41,927      68,926
M.I.M. Holdings, Ltd.
 (metals-nonferrous)......................................   32,643      45,165
National Australian Bank, Ltd.
 (banking)................................................   53,016     477,187
News Corp., Ltd.
 (broadcasting & publishing)..............................   52,908     282,580
Pacific Dunlop, Ltd.
 (multi-industry).........................................   32,730      76,692
Santos, Ltd.
 (energy sources).........................................   18,500      54,083
Westpac Banking Corp., Ltd.
 (banking)................................................   50,370     223,313
WMC, Ltd.
 (metals-nonferrous)......................................   40,025     257,241
                                                                    -----------
                                                                      3,535,954
                                                                    -----------
AUSTRIA (3.1%)
Austrian Airlines Oesterreichische Luftverkehrs AG
 (transportation-airlines) (a)............................      400      66,532
Bank Austria AG
 (banking)................................................    9,250     747,695
Creditanstalt-Bankverein Stamm
 (banking)................................................    6,950     385,793
EA-Generali AG
 (insurance)..............................................    1,500     449,838
Oesterreichische Brau-Beteiligungs AG (beverages &
 tobacco).................................................    1,550      70,649
OMV AG (energy sources)...................................    5,100     443,135
Verbundgesellschaft-Oesterreichische
 Elektrizitatswirtschafts AG Class A
 (utilities-electrical & gas).............................    6,300     379,115
Wienerberger Baustoffindustrie AG
 (building materials & components)........................    2,150     426,999
                                                                    -----------
                                                                      2,969,756
                                                                    -----------

                                                            SHARES     VALUE
                                                         -----------------------
BELGIUM (2.8%)
Bekaert, SA
 (industrial components)..................................      160 $   131,842
Cimenteries CBR Cementbedrijven
 (building materials & components)........................      280     112,984
Delhaize-Le Lion, SA
 (merchandising)..........................................    2,410      99,908
Electrabel, SA
 (utilities-electrical & gas).............................    2,460     585,136
Fortis AG
 (insurance)..............................................    2,330     283,441
Fortis AG-VVPR
 (insurance)..............................................       64       7,796
Generale de Banque, SA
 (banking)................................................      850     301,105
Groupe Bruxelles Lambert, SA
 (multi-industry).........................................    1,590     220,705
NV Union Miniere, SA
 (metals-nonferrous)(a)...................................    1,500     100,411
Petrofina, SA
 (energy sources).........................................    1,190     364,330
Reunies Electrobel & Tractebel, SA
 (multi-industry).........................................      710     293,128
Solvay, SA Class A
 (chemicals)..............................................      470     253,933
                                                                    -----------
                                                                      2,754,719
                                                                    -----------
DENMARK (2.7%)
Carlsberg AS Class A
 (beverages & tobacco)....................................    2,400     134,253
Carlsberg AS Class B
 (beverages & tobacco)....................................    1,900     106,283
Dampskibsselskabet AF 1912 AS Class B
 (transportation-shipping)................................       15     286,911
Dampskibsselskabet Svendborg AS Class B
 (transportation-shipping)................................       11     303,692
Danisco AS
 (food & household products)..............................    4,800     232,127
Den Danske Bank
 (banking)................................................    4,000     276,445
FLS Industries AS Class B
 (machinery & engineering)................................    1,000      77,592
Novo Nordisk AS Class B
 (health & personal care).................................    2,400     329,135
Sophus Berendsen AS Class B
 (multi-industry).........................................    2,000     225,559
Tele Danmark AS Class B
 (telecommunications).....................................    8,400     459,274
Unidanmark AS Class A
 (banking)................................................    3,900     193,529
                                                                    -----------
                                                                      2,624,800
                                                                    -----------
FRANCE (10.5%)
Alcatel Alsthom
 (electrical & electronics)...............................    5,002     431,836

--------
+Percentages indicated are based on Fund net assets.


  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                      MAINSTAY
                                                      INSTITUTIONAL FUNDS INC.

COMMON STOCKS (Continued)

                                                            SHARES     VALUE
                                                         ----------------------
FRANCE (Continued)
AXA Groupe
 (insurance)..............................................    8,333 $   562,306
Carrefour Supermarche
 (merchandising)..........................................    1,080     656,120
Compagnie de Saint Gobain
 (misc.-materials & commodities)..........................    4,254     471,470
Compagnie de Suez, SA
 (banking)................................................    7,242     299,135
Compagnie Financiere de Paribas, SA Class A
 (banking)................................................    3,970     217,968
Compagnie Francaise de Petroleum Total, SA Class B
 (energy sources).........................................    8,645     584,243
Compagnie Generale des Eaux
 (business & public services).............................    4,787     478,565
Elf Aquitaine
 (energy sources).........................................    8,525     628,953
Eridania Beghin-Say, SA
 (food & household products)..............................    1,210     207,836
Groupe Danone
 (food & household products)..............................    4,541     750,274
Havas
 (business & public services).............................    3,138     249,288
LaFarge Coppee
 (building materials & components)........................    5,190     334,830
L'Air Liquide
 (chemicals)..............................................    5,387     893,357
L'Oreal
 (health & personal care).................................    3,120     836,401
LVMH-Moet Hennessy Louis Vuitton
 (beverages & tobacco)....................................    3,440     717,490
Lyonnaise des Eaux, SA
 (multi-industry).........................................    1,457     140,475
Michelin (CGDE) Class B
 (tire & rubber)..........................................    3,800     151,755
Pernod-Ricard
 (beverages & tobacco)....................................    2,680     152,512
Pinault-Printemps, SA
 (building materials & components)........................      790     157,826
PSA Peugeot Citroen, SA
 (automobiles)............................................    1,620     213,996
Rhone-Poulenc Class A
 (chemicals)..............................................   11,040     236,811
Societe Generale
 (banking)................................................    5,065     626,602
Spie Batignolles, SA
 (machinery & engineering) (a)............................    3,040     104,061
Thomson CSF, SA
 (aerospace & military technology)........................    3,495      77,970
                                                                    -----------
                                                                     10,182,080
                                                                    -----------

                                                            SHARES     VALUE
                                                         ----------------------
GERMANY (3.5%)
Allianz AG Holding
 (insurance)..............................................      250 $   488,375
BASF AG
 (chemicals)..............................................      800     178,582
Bayer AG
 (chemicals)..............................................      850     224,782
Daimler Benz Aktiengesellschaft AG
 (automobiles)............................................      600     302,667
Deutsche Bank AG
 (banking)................................................    7,500     356,168
Dresdner Bank AG
 (banking)................................................    6,700     179,287
Karstadt AG
 (merchandising)..........................................      150      61,309
Linde AG
 (machinery & engineering)................................      200     116,958
Mannesmann AG
 (machinery & engineering)................................      450     143,589
Muenchener Rueckversicherungs-Gesellschaft AG
 (insurance)..............................................      109     237,606
Preussag AG
 (multi-industry).........................................      200      56,034
RWE AG
 (utilities-electrical & gas).............................      450     163,490
Siemens AG
 (electrical & electronics)...............................      650     356,500
Thyssen AG
 (metals-steel) (a).......................................      450      81,934
VEBA AG
 (utilities-electrical & gas).............................    6,200     263,806
Viag AG
 (multi-industry).........................................      300     120,522
Volkswagen AG
 (automobiles)............................................      300     100,526
                                                                    -----------
                                                                      3,432,135
                                                                    -----------
HONG KONG (3.5%)
Cheung Kong (Holdings) Ltd.
 (real estate)............................................   88,000     536,063
China Light & Power Co. Ltd.
 (utilities-electrical & gas).............................   60,500     278,560
Hang Seng Bank Ltd.
 (banking)................................................   52,100     466,627
Hong Kong Telecommunications Ltd.
 (telecommunications).....................................  318,800     568,997
Hutchison Whampoa Ltd.
 (multi-industry).........................................  107,000     651,804
Sun Hung Kai Properties Ltd.
 (real estate)............................................   68,000     556,266
Swire Pacific Ltd. Class A
 (multi-industry).........................................   43,000     333,682
                                                                    -----------
                                                                      3,391,999
                                                                    -----------
ITALY (4.9%)
Assicurazioni Generali SPA
 (insurance)..............................................   40,650     984,685

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1995

COMMON STOCKS (Continued)

                                                            SHARES     VALUE
                                                         ----------------------
ITALY (Continued)
Banca Commerciale Italiana SPA
 (banking)................................................   82,000 $   175,127
Benetton Group SPA
 (textiles & apparel).....................................    8,000      95,206
Credito Italiano SPA
 (banking)................................................  114,000     132,867
Edison SPA
 (energy sources).........................................   33,000     142,204
Fiat SPA
 (automobiles)............................................  165,000     536,382
Fiat SPA di Risp
 (automobiles)............................................   56,000      98,960
Istituto Bancario San Paolo
 di Torina SPA
 (banking)................................................   41,000     242,802
Italgas SPA
 (utilities-electrical & gas).............................   43,000     130,845
Mediobanca SPA
 (financial services).....................................   43,900     304,089
Montedison SPA
 (multi-industry) (a).....................................  285,000     191,041
Olivetti Group
 (data processing &
 reproduction) (a)........................................  237,500     190,473
Parmalat Finanziaria SPA
 (food & household products)..............................   70,000      60,770
Pirelli SPA
 (industrial components)..................................   65,000      83,947
Riunione Adriatica di Sicurta SPA
 (insurance)..............................................   16,000     181,894
Sirti SPA
 (construction & housing).................................   28,000     157,349
Telecom Italia di Risp
 (telecommunications).....................................   81,000      99,100
Telecom Italia SPA
 (telecommunications).....................................  308,000     479,279
Telecom Italia Mobile di Risp
 (telecommunications) (a).................................   55,000      57,865
Telecom Italia Mobile SPA
 (telecommunications) (a).................................  228,000     401,474
                                                                    -----------
                                                                      4,746,359
                                                                    -----------
JAPAN (37.7%)
Ajinomoto Co., Inc.
 (food & household products)..............................   26,000     289,851
Asahi Bank, Ltd.
 (banking)................................................   32,000     403,270
Asahi Chemical Industry Co., Ltd.
 (chemicals)..............................................   32,000     245,064
Asahi Glass Co., Ltd.
 (misc.-materials & components)...........................   50,000     557,405
Bank of Tokyo
 (banking)................................................   39,000     684,299
Bridgestone Corp.
 (industrial components)..................................   30,000     476,945
Canon, Inc.
 (recreation & other consumer goods)......................   12,000     217,533

                                                            SHARES     VALUE
                                                         ----------------------
JAPAN (Continued)
Chiba Bank, Ltd.
 (banking)................................................    9,000 $    81,139
Dai-Ichi Kangyo Bank, Ltd.
 (banking)................................................   61,000   1,200,408
Dai Nippon Printing Co., Ltd.
 (business & public services).............................   17,000     288,396
Daiei, Inc.
 (merchandising)..........................................   18,000     218,115
Daiwa House Industry Co., Ltd.
 (construction & housing).................................    6,000      98,879
Fanuc Co., Ltd.
 (electronic components & instruments)....................    5,000     216,661
Fuji Bank, Ltd.
 (banking)................................................   57,000   1,259,832
Fuji Photo Film Co., Ltd.
 (recreation & other consumer goods)......................    7,000     202,217
Fujitsu, Ltd.
 (data processing & reproduction).........................   45,000     501,664
Furukawa Electric Co., Ltd.
 (industrial components)..................................   51,000     249,669
Hankyu Corp.
 (transportation-road & rail) (a).........................   21,000     115,019
Hitachi, Ltd.
 (electrical & electronics)...............................   71,000     715,805
Honda Motor Co., Ltd.
 (automobiles)............................................   15,000     309,723
Industrial Bank of Japan, Ltd.
 (banking)................................................   46,000   1,395,742
Ito-Yokado Co., Ltd.
 (merchandising)..........................................    7,000     431,577
Itochu Corp.
 (wholesale & international trade)........................   68,000     458,138
Japan Air Lines Co., Ltd.
 (transportation-airlines) (a)............................   47,000     312,098
Japan Energy Corp.
 (energy sources).........................................   86,000     288,455
Joyo Bank, Ltd.
 (banking)................................................   15,000     120,690
Kajima Corp.
 (construction & housing).................................   26,000     257,085
Kansai Electric Power Co., Inc.
 (utilities-electrical & gas).............................   26,200     634,957
Kao Corp.
 (food & household products)..............................   27,000     335,025
Kawasaki Steel Corp.
 (metals-steel)...........................................   45,000     157,043
Kirin Brewery Co., Ltd.
 (beverages & tobacco)....................................   17,000     201,054
Kobe Steel, Ltd.
 (metals-steel) (a).......................................   34,000     105,141
Komatsu, Ltd.
 (machinery & engineering)................................   19,000     156,558
Kubota Corp.
 (machinery & engineering)................................   50,000     322,325

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                      MAINSTAY
                                                      INSTITUTIONAL FUNDS INC.

COMMON STOCKS (Continued)

                                                            SHARES     VALUE
                                                         ----------------------
JAPAN (Continued)
Marubeni Corp.
 (wholesale & international trade)........................   46,000 $   249,272
Marui Co., Ltd. (merchandising)...........................   10,000     208,421
Matsushita Electric Industrial Co., Ltd. (appliances &
 household durables)......................................   66,000   1,074,871
Mitsubishi Chemical Corp.
 (chemicals)..............................................   99,000     481,772
Mitsubishi Corp. (multi-industry).........................   33,000     406,276
Mitsubishi Electric Corp.
 (electrical & electronics)...............................   68,000     489,780
Mitsubishi Estate Co., Ltd.
 (construction & housing).................................   28,000     350,147
Mitsubishi Heavy Industries, Ltd.
 (machinery & engineering)................................  105,000     837,707
Mitsubishi Trust & Banking Corp.
 (financial services).....................................   32,000     533,558
Mitsui Engineering & Shipbuilding Co., Ltd.
 (machinery & engineering) (a)............................  142,000     395,069
Mitsui Fudosan Co., Ltd.
 (construction & housing).................................   16,000     196,982
Mitsui Marine & Fire Insurance Co., Ltd. (insurance)......   13,000      92,752
Mitsui Trust & Banking Co., Ltd.
 (financial services).....................................   28,000     306,718
Mitsukoshi, Ltd. (merchandising)..........................   26,000     244,483
NEC Corp.
 (electrical & electronics)...............................   33,000     403,077
New Oji Paper Co., Ltd.
 (forest products & paper)................................   23,000     208,247
Nippon Express Co., Ltd.
 (transportation-road & rail).............................   33,000     317,983
Nippon Oil Co., Ltd.
 (energy sources).........................................   21,000     131,916
Nippon Paper Industries Co.
 (forest products & paper)................................   26,000     180,716
Nippon Steel Corp. (metals-steel).........................  117,000     401,506
Nippon Yusen Kabushiki Kaish
 (transportation-shipping)................................   38,000     220,655
Nippondenso Co., Ltd.
 (industrial components)..................................    9,000     168,385
Nissan Motor Co., Ltd.
 (automobiles)............................................   60,000     461,241
NKK Corp. (metals-steel) (a)..............................   80,000     215,595
Nomura Securities Co., Ltd.
 (financial services).....................................   40,000     872,460
Obayashi Corp.
 (construction & housing).................................   36,000     286,167
Osaka Gas Co., Ltd.
 (utilities-electrical & gas).............................   46,000     159,195
Sakura Bank, Ltd. (banking)...............................   54,000     685,754
Sankyo Co., Ltd.
 (health & personal care).................................    5,000     112,450
Sanyo Electric Co., Ltd. (appliances & household
 durables)................................................   55,000     317,236

                                                             SHARES     VALUE
                                                         -----------------------
JAPAN (Continued)
Sekisui Chemical Co. (building materials & components)....    13,000 $   191,553
Sekisui House, Ltd.
 (construction & housing).................................    17,000     217,533
Seven-Eleven of Japan Co., Ltd. (merchandising)...........     7,000     494,006
Sharp Corp. (appliances & household durables).............    23,000     367,887
Shimizu Corp.
 (construction & housing).................................    53,000     539,471
Shiseido Co., Ltd.
 (health & personal care).................................    17,000     202,702
Shizuoka Bank, Ltd. (banking).............................     6,000      75,613
Sony Corp. (appliances & household durables)..............     6,200     372,036
Sumitomo Bank, Ltd. (banking).............................    63,000   1,337,481
Sumitomo Chemical Co., Ltd. (chemicals)...................    38,000     189,712
Sumitomo Corp.
 (wholesale & international trade)........................    18,000     183,217
Sumitomo Electric Industries, Ltd. (industrial
 components)..............................................    10,000     120,206
Sumitomo Marine & Fire Insurance Co., Ltd. (insurance)....     9,000      73,985
Sumitomo Metal Industries, Ltd. (metals-steel)............    74,000     224,532
Sumitomo Metal Mining Co., Ltd. (metals-nonferrous).......    10,000      89,960
Taisho Pharmaceutical Co., Ltd. (health & personal care)..     4,000      79,103
Takeda Chemical Industries, Ltd. (health & personal care).    30,000     494,394
Teijin, Ltd. (chemicals)..................................   176,000     900,844
Tobu Railway Co., Ltd. (transportation-road & rail).......    19,000     118,984
Tohoku Electric Power Co., Inc. (utilities-electrical &
 gas).....................................................     9,090     219,415
Tokai Bank, Ltd. (banking)................................    42,000     586,293
Tokio Marine & Fire Insurance Co., Ltd. (insurance).......    32,000     418,781
Tokyo Dome Corp.
 (leisure & tourism)......................................     6,000     102,950
Tokyo Electric Power Co., Inc. (utilities-electrical &
 gas).....................................................    24,300     650,157
Tokyo Gas Co., Ltd.
 (utilities-electrical & gas).............................   151,000     532,821
Tokyu Corp.
 (transportation-road & rail).............................    27,000     190,807
Toppan Printing Co., Ltd.
 (business & public services).............................    40,000     527,354
Tostem Corp. (building materials & components)............     5,000     166,252
Toto, Ltd. (building materials & components)..............     6,000      83,756
Toyoda Automatic Loom Works, Ltd. (machinery &
 engineering).............................................     5,000      89,669
Toyota Motor Corp. (automobiles)..........................    59,000   1,252,562

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1995

COMMON STOCKS (Continued)

                                                            SHARES     VALUE
                                                         ----------------------
JAPAN (Continued)
Yamaichi Securities Co., Ltd.
 (financial services).....................................   57,000 $   443,704
Yamanouchi Pharmaceutical Co., Ltd. (health & personal
 care)....................................................    9,000     193,686
Yamazaki Baking Co., Ltd.
 (food & household products)..............................    6,000     111,675
Yasuda Trust & Banking Co., Ltd. (financial services).....   28,000     165,845
                                                                    -----------
                                                                     36,527,119
                                                                    -----------
NETHERLANDS (2.2%)
Elsevier NV
 (broadcasting & publishing)..............................   10,900     145,516
Internationale Nederlanden Groep NV (insurance)...........    3,500     234,063
Koninklijke PTT Nederland NV (forest products & paper)....    7,100     258,224
Philips Electronics NV (appliances & household durables)..    4,400     159,203
Royal Dutch Petroleum Co.
 (energy sources).........................................    6,400     895,128
Unilever NV
 (food & household products)..............................    2,200     309,485
Wolters Kluwer CVA
 (broadcasting & publishing)..............................      900      85,228
                                                                    -----------
                                                                      2,086,847
                                                                    -----------
NEW ZEALAND (2.0%)
Brierley Investments Ltd.
 (multi-industry).........................................  271,100     214,451
Carter Holt Harvey Ltd.
 (forest products & paper)................................  199,600     430,615
Fletcher Challenge Ltd.
 (forest products & paper)................................  150,400     347,086
Lion Nathan Ltd.
 (beverages & tobacco)....................................   70,200     167,511
Telecom Corp. of New Zealand Ltd. (telecommunications)....  189,600     818,082
                                                                    -----------
                                                                      1,977,745
                                                                    -----------
NORWAY (2.2%)
Bergesen d.y. AS Class A (transportation-shipping)........    6,200     123,650
Bergesen d.y. AS Class B (transportation-shipping)........    3,900      76,545
Dyno Industrier AS (chemicals)............................    3,800      89,018
Hafslund Nycomed AS Class A (health & personal care)......    6,600     172,891
Hafslund Nycomed AS Class B (health & personal care)......    4,900     124,481
Kvaerner AS Class B
 (machinery & engineering)................................    3,000     100,667
Norsk Hydro AS (energy sources)...........................   24,900   1,048,365
Norske Skogindustrier AS Class A (forest products &
 paper)...................................................    5,400     158,978

                                                             SHARES     VALUE
                                                         -----------------------
NORWAY (Continued)
Orkla Borregaard AS Class A
 (multi-industry).........................................     4,700 $   234,337
                                                                     -----------
                                                                       2,128,932
                                                                     -----------
SINGAPORE (4.1%)
City Developments, Ltd.
 (real estate)............................................    54,000     393,223
DBS Land, Ltd. (real estate)..............................    82,000     277,108
Development Bank of Singapore, Ltd. Foreign Registered
 (banking)................................................    40,000     497,715
Fraser & Neave, Ltd.
 (beverages & tobacco)....................................    20,000     254,513
Keppel Corp., Ltd.
 (machinery & engineering)................................    39,000     347,410
Oversea-Chinese Banking Corp., Ltd. Foreign Registered
 (banking)................................................    51,000     638,192
Singapore Airlines, Ltd. Foreign Registered
 (transportation-airlines)................................    72,000     671,915
Singapore Press Holdings, Ltd. Foreign Registered
 (broadcasting & publishing)..............................    20,400     360,560
Straits Steamship Land, Ltd.
 (multi-industry).........................................    45,000     152,072
United Overseas Bank, Ltd. Foreign Registered (banking)...    42,000     403,827
                                                                     -----------
                                                                       3,996,535
                                                                     -----------
SPAIN (3.8%)
Acerinox, SA (metals-steel)...............................       924      93,455
Autopistas Concesionaria Espanola, SA (business & public
 services)................................................    11,893     135,287
Banco Bilbao Vizcaya, SA (banking)........................    10,490     377,870
Banco Central Hispanoamericano, SA (banking)..............     5,830     118,219
Banco Santander, SA (banking).............................     6,940     348,387
Corporacion Bancaria de Espana, SA (banking)..............     6,380     262,952
Corporacion Mapfre CIA Internacional de Reaseguros, SA
 (insurance)..............................................     1,890     105,783
Empresa Nacional de Electricidad, SA (utilities-electrical
 & gas)...................................................    10,800     611,598
Fomento de Construcciones y Contratas, SA
 (construction & housing).................................       790      60,561
Gas Natural SDG, SA
 (utilities-electrical & gas).............................     1,580     246,153
Iberdrola, SA
 (utilities-electrical & gas).............................    40,380     369,466
Repsol, SA (energy sources)...............................    13,020     426,612
Telefonica de Espana (telecommunications).................    38,330     530,803
                                                                     -----------
                                                                       3,687,146
                                                                     -----------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                      MAINSTAY
                                                      INSTITUTIONAL FUNDS INC.

COMMON STOCKS (Continued)

                                                            SHARES     VALUE
                                                         ----------------------
UNITED KINGDOM (8.5%)
Abbey National Plc (banking)..............................   22,958 $   226,700
Barclays Plc (banking)....................................   25,046     287,371
Bass British Plc
 (beverages & tobacco)....................................   13,628     152,132
BAT Industries Plc
 (beverages & tobacco)....................................   36,405     320,765
BOC Group Plc (chemicals).................................    9,097     127,257
Boots Co. Plc (merchandising).............................   16,660     151,577
British Airways Plc
 (transportation-airlines)................................   20,650     149,405
British Gas Plc (energy sources)..........................   52,514     207,095
British Petroleum Co. Plc
 (energy sources).........................................   65,011     544,046
British Telecommunications Plc (telecommunications).......   64,026     351,900
BTR Plc (multi-industry)..................................   66,632     340,360
Cable & Wireless Plc (telecommunications).................   27,938     199,532
Commercial Union Plc (insurance)..........................   14,504     141,419
Forte Plc (leisure & tourism).............................   29,810     152,966
General Electric Co. Plc
 (electrical & electronics)...............................   39,157     215,823
GKN Plc
 (machinery & engineering)................................    6,037      73,016
Glaxo Wellcome Plc
 (health & personal care).................................   41,140     584,448
Grand Metropolitan Plc
 (multi-industry).........................................   37,062     266,997
Great Universal Stores Plc (merchandising)................    8,956      95,250
Guinness Plc (beverages & tobacco)........................   28,550     210,109
Hanson Trust Plc (multi-industry).........................   58,604     175,153
HSBC Holdings Plc (GBP par) (financial services)..........    3,122      48,763
HSBC Holdings Plc (HKD par) (financial services)..........   14,373     219,139
Imperial Chemical Industries Plc (chemicals)..............    6,680      79,134
Kingfisher Plc (merchandising)............................    5,783      48,665
Lloyds TSB Group Plc (banking)............................   63,168     325,119
Marks & Spencer Plc (merchandising).......................   40,409     282,326
MEPC Plc (real estate)....................................    6,204      38,048
National Power Plc
 (utilities-electrical & gas).............................    9,720      67,835
Peninsular & Oriental Steam Navigation Co. Deferred Stock
 (transportation-shipping)................................    5,720      42,273
Prudential Corp. Plc (insurance)..........................   39,119     252,055
Rank Organisation Plc
 (leisure & tourism)......................................   10,417      75,368
Redland Plc (building materials & components).............   11,493      69,413
Reed International Plc
 (broadcasting & publishing)..............................   22,326     340,395

                                                        SHARES       VALUE
                                                     ---------------------------
UNITED KINGDOM (Continued)
Reuters Holdings Plc
 (broadcasting & publishing)..........................   14,560   $   133,375
RMC Group Plc (building materials & components).......    4,593        70,669
RTZ Corp. Plc (metals-nonferrous).....................   11,517       167,369
Sainsbury Plc (merchandising).........................   24,220       147,784
Scottish Power Plc
 (utilities-electrical & gas).........................   47,860       274,938
Thorn Emi Plc (appliances & household durables).......    7,618       179,427
Unilever Plc
 (food & household products)..........................   14,361       294,988
Vodafone Group Plc
 (multi-industry).....................................   40,376       144,496
                                                                  -----------
                                                                    8,274,900
                                                                  -----------
Total Common Stocks
 (Cost $88,846,421)...................................             92,317,026
                                                                  -----------

PREFERRED STOCK (0.1%)

AUSTRIA (0.1%)
Creditanstalt-Bankverein Vorzug (banking).............    2,400       123,452
                                                                  -----------
Total Preferred Stock
 (Cost $140,470)......................................                123,452
                                                                  -----------

SHORT-TERM
INVESTMENT (0.3%)

                                                       PRINCIPAL
                                                        AMOUNT
                                                     ------------
COMMERCIAL PAPER (0.3%)
Gillette Co.
 5.75%, due 1/4/96.................................... $250,000       249,880
                                                                  -----------
Total Short-Term Investment
 (Cost $249,880)......................................                249,880
                                                                  -----------
Total Investments
 (Cost $89,236,771)(b)................................     95.6%   92,690,358(c)
Cash and Other Assets,
 Less Liabilities.....................................      4.4     4,237,333
                                                       --------   -----------
Net Assets............................................    100.0%  $96,927,691
                                                       ========   ===========

--------
(a) Non-income producing securities.
(b) The cost for Federal income tax purposes is $89,493,109.
(c) At December 31, 1995 net unrealized appreciation for securities was $3,197,249, based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $5,796,040 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $2,598,791.

 The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1995


(d) Forward Foreign Currency Contracts Open at December 31, 1995:

                                                                             GROSS
     CONTRACT                    IN                    DELIVERY            UNREALIZED
    TO DELIVER              EXCHANGE FOR                 DATE             APPRECIATION
------------------       -------------------           --------           ------------
BF68,325,000             DM        3,320,616           1/30/96              $  1,976
DM8,541,600              $         6,000,000            1/5/96                27,602
DM3,160,187              IL    3,585,000,000           1/23/96                37,277
DM3,900,661              FF       13,565,000            2/2/96                41,445
DM1,847,104              $         1,330,000            2/5/96                35,250
DM1,554,071              DK        6,050,000            2/9/96                 3,536
DM11,275,000             $         7,996,454           4/18/96                75,281
DM12,310,000             $         8,773,957            5/3/96               119,264
DM2,017,515              $         1,425,000           6/20/96                 3,182
IL 3,595,000,000         DM        3,223,232           1/23/96                   614
(Yen)2,749,050,000       $        27,139,711            2/5/96               339,223
(Yen)417,331,200         $         4,160,000            7/2/96                 9,224
N$3,104,390              $         2,039,584            2/7/96                16,639
(Pounds)1,294,000        DM        2,881,233            1/3/96                 5,326
$ 4,465,000              DM        6,492,557            1/5/96                74,680
$ 2,330,000              A$        3,165,761           2/26/96                18,225
$ 1,991,840              (Pounds)  1,295,000           3/19/96                14,824
$ 1,870,000              A$        2,527,308            4/2/96                 1,775
                                                                            --------
                                                                             825,343
                                                                            --------
                                                                             GROSS
     CONTRACT                    IN                    DELIVERY            UNREALIZED
    TO DELIVER              EXCHANGE FOR                 DATE             DEPRECIATION
------------------       -------------------           --------           ------------
A$4,521,000              $         3,345,540           2/26/96                 7,943
DK13,250,000             DM        3,405,294            2/9/96                 6,517
DM2,905,030              (Pounds)  1,294,000            1/3/96                21,961
DM12,325,259             $         8,430,000            1/5/96               187,981
DM1,725,000              $         1,165,541            2/5/96                43,619
DM10,283,784             $         7,017,013           2/21/96               190,366
DM5,366,701              $         3,710,000           3/25/96                55,867
DM2,868,425              (Pounds)  1,295,000            4/2/96                 7,521
FF25,825,000             DM        7,394,734            2/2/96               100,865
$ 1,216,401              DM        1,688,000            1/5/96                36,130
$ 2,430,000              (Yen)   248,552,200            2/5/96                 6,865
                                                                            --------
                                                                             665,635
                                                                            --------
Net Appreciation.........................................                   $159,708
                                                                            ========

(e) Foreign cash held at December 31, 1995:

    CURRENCY                             COST                                            VALUE
-----------------                     ----------                                       ----------
A$   61,759                           $   46,342                                       $   45,942
AS   55,479                                5,524                                            5,509
BF  694,911                               24,270                                           23,612
DK   43,796                                7,832                                            7,903
DM  115,296                               81,325                                           80,554
FF    3,436                                  703                                              703
HK  288,004                               37,244                                           37,247
IL1,378,960                                  863                                              869
(Yen)126,872,826                       1,255,493                                        1,229,905
NG    2,768                                1,713                                            1,726
N$   58,507                               38,037                                           38,252
(Pounds)1,573,707                      2,458,645                                        2,443,340
S$   26,457                               18,799                                           18,704
SP3,351,434                               27,790                                           27,626
                                      ----------                                       ----------
                                      $4,004,580                                       $3,961,892
                                      ==========                                       ==========

(f) The following abbreviations are used in footnotes (d) and (e):
    A$--Australian Dollar
    AS--Austrian Schilling
    BF--Belgian Franc
    DK--Danish Krone
    DM--Deutsche Mark
    FF--French Franc
    HK--Hong Kong Dollar
    IL--Italian Lira
    (Yen)--Japanese Yen
    NG--Netherland Guilder
    N$--New Zealand Dollar
    (Pounds)--Pound Sterling
    S$--Singapore Dollar
    SP--Spanish Peseta
    $--U.S. Dollar

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                      MAINSTAY
                                                      INSTITUTIONAL FUNDS INC.

The table below sets forth the diversification of International Equity Fund investments by industry.


COMMON STOCKS,
PREFERRED STOCK &
SHORT-TERM INVESTMENT

                                                              VALUE    PERCENT +
                                                           ---------------------
Aerospace & Military Technology........................... $    77,970    0.1%
Appliances & Household Durables...........................   2,470,660    2.5
Automobiles...............................................   3,276,056    3.4
Banking...................................................  16,741,977   17.3
Beverages & Tobacco.......................................   2,556,196    2.6
Broadcasting & Publishing.................................   1,347,654    1.4
Building Materials & Components...........................   1,672,453    1.7
Business & Public Services................................   1,835,102    1.9
Chemicals.................................................   3,900,265    4.0
Construction & Housing....................................   2,164,175    2.2
Data Processing & Reproduction............................     692,137    0.7
Electrical & Electronics..................................   2,612,820    2.7
Electronic Components & Instruments.......................     216,661    0.2
Energy Sources............................................   6,575,190    6.8
Financial Services........................................   2,894,275    3.0
Food & Household Products.................................   2,592,031    2.7
Forest Products & Paper...................................   1,804,107    1.9
Health & Personal Care....................................   3,379,571    3.5
Industrial Components.....................................   1,230,994    1.3
Insurance.................................................   4,514,779    4.7
Leisure & Tourism.........................................     331,284    0.3
Machinery & Engineering...................................   2,764,623    2.9
Merchandising.............................................   3,336,323    3.4
Metals-Nonferrous.........................................   1,098,345    1.1


                                                              VALUE    PERCENT +
                                                           ---------------------
Metals-Steel.............................................. $ 1,279,206     1.3%
Miscellaneous-Materials & Commodities.....................     471,470     0.5
Miscellaneous-Materials & Components......................     557,405     0.6
Multi-Industry............................................   4,408,321     4.5
Real Estate...............................................   1,800,708     1.9
Recreation & Other Consumer Goods.........................     419,750     0.4
Telecommunications........................................   3,966,306     4.1
Textiles & Apparel........................................      95,206     0.1
Tire & Rubber.............................................     151,755     0.2
Transportation-Airlines...................................   1,199,951     1.2
Transportation-Road & Rail................................     742,793     0.8
Transportation-Shipping...................................   1,053,726     1.1
Utilities-Electrical & Gas................................   5,567,486     5.7
Wholesale & International Trade...........................     890,627     0.9
                                                           -----------   -----
                                                            92,690,358    95.6
Cash and Other Assets,
 Less Liabilities.........................................   4,237,333     4.4
                                                           -----------   -----
Net Assets................................................ $96,927,691   100.0%
                                                           ===========   =====

--------
+ Percentages indicated are based on Fund net assets.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

INTERNATIONAL EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 1995


ASSETS:
 Investment in securities, at value (Note 2) (identified cost
  $89,236,771)....................................................  $92,690,358
 Cash denominated in foreign currencies (identified cost
  $4,004,580).....................................................    3,961,892
 Cash.............................................................       42,628
 Receivables:
 Dividends and interest...........................................      160,567
 Fund shares sold.................................................       21,398
 Unrealized appreciation on foreign currency contracts............      825,343
 Unamortized organization expense (Note 2)........................       48,802
                                                                    -----------
  Total assets....................................................   97,750,988
                                                                    -----------
LIABILITIES:
 Payables:
 Organization.....................................................       41,402
 Administrator....................................................       39,564
 Adviser..........................................................       28,193
 Custodian........................................................        8,000
 Transfer agent...................................................        4,201
 Directors........................................................          953
 Accrued expenses.................................................       35,349
 Unrealized depreciation on foreign currency contracts............      665,635
                                                                    -----------
  Total liabilities...............................................      823,297
                                                                    -----------
 Net assets.......................................................  $96,927,691
                                                                    ===========
COMPOSITION OF NET ASSETS:
 Capital stock (par value of $.001 per share)
  1 billion shares authorized
 Institutional Class..............................................  $     9,340
 Institutional Service Class......................................           21
 Additional paid-in capital.......................................   93,068,696
 Accumulated distribution in excess of net investment income......      (18,276)
 Accumulated distribution in excess of net realized gain on
  investments.....................................................     (596,867)
 Accumulated undistributed net realized gain on foreign currency
  transactions....................................................      893,753
 Net unrealized appreciation on investments.......................    3,453,587
 Net unrealized appreciation on translation of assets and
  liabilities in foreign currencies...............................      117,437
                                                                    -----------
 Net assets.......................................................  $96,927,691
                                                                    ===========
Institutional Class
 Net assets applicable to outstanding shares......................  $96,714,361
                                                                    ===========
 Shares of capital stock outstanding..............................    9,340,535
                                                                    ===========
 Net asset value per share outstanding............................  $     10.35
                                                                    ===========
Institutional Service Class
 Net assets applicable to outstanding shares......................  $   213,330
                                                                    ===========
 Shares of capital stock outstanding..............................       20,654
                                                                    ===========
 Net asset value per share outstanding............................  $     10.33
                                                                    ===========

STATEMENT OF OPERATIONS
For the period January 1, 1995
(Commencement of operations) through
December 31, 1995


INVESTMENT INCOME:
 Income:
 Dividends (a)..................................................... $1,237,027
 Interest..........................................................    469,659
                                                                    ----------
   Total income....................................................  1,706,686
                                                                    ----------
 Expenses: (Note 2)
 Administration (Note 3)...........................................    415,395
 Advisory (Note 3).................................................    290,777
 Custodian.........................................................     54,557
 Registration......................................................     36,751
 Transfer agent....................................................     23,548
 Auditing..........................................................     15,936
 Legal.............................................................     14,736
 Amortization of organization expense..............................     12,198
 Shareholder communication.........................................      7,799
 Directors.........................................................      3,527
 Service (Note 3)..................................................        233
 Miscellaneous.....................................................     16,219
                                                                    ----------
   Total expenses before
    reimbursement..................................................    891,676
 Expense reimbursement from Administrator (Note 3).................    (60,652)
                                                                    ----------
   Net expenses....................................................    831,024
                                                                    ----------
 Net investment income.............................................    875,662
                                                                    ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
 CURRENCY TRANSACTIONS:
 Net realized gain (loss) from:
 Security transactions.............................................   (391,405)
 Foreign currency transactions.....................................  3,113,934
                                                                    ----------
 Net realized gain on investments and foreign currency
  transactions.....................................................  2,722,529
                                                                    ----------
 Net unrealized appreciation on investments:
 Security transactions.............................................  3,453,587
 Translation of assets and liabilities in foreign currencies.......    117,437
                                                                    ----------
 Net unrealized gain on investments and foreign currencies.........  3,571,024
                                                                    ----------
 Net realized and unrealized gain on investments and foreign currency transactions............................................  6,293,553
                                                                    ----------
 Net increase in net assets resulting from operations.............. $7,169,215
                                                                    ==========

--------
(a) Dividends recorded net of foreign withholding taxes of $165,293.

 The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                      MAINSTAY
                                                      INSTITUTIONAL FUNDS INC.
INTERNATIONAL EQUITY FUND
STATEMENT OF CHANGES IN NET ASSETS
For the period January 1, 1995 (Commencement of operations) through December 31, 1995

                                                                      1995
                                                                   -----------
INCREASE IN NET ASSETS:
 Operations:
 Net investment income............................................ $   875,662
 Net realized loss on investments.................................    (391,405)
 Net realized gain on foreign currency transactions...............   3,113,934
 Net unrealized appreciation on investments.......................   3,453,587
 Net unrealized appreciation on translation of assets and
  liabilities in foreign currencies...............................     117,437
                                                                   -----------
 Net increase in net assets resulting from operations.............   7,169,215
                                                                   -----------
 Dividends and distributions to shareholders:
 From net investment income:
  Institutional Class.............................................    (873,793)
  Institutional Service Class.....................................      (1,869)
 From net realized gain on investments and foreign currency
  transactions:
  Institutional Class.............................................  (2,420,451)
  Institutional Service Class.....................................      (5,192)
 In excess of net investment income:
  Institutional Class.............................................     (18,237)
  Institutional Service Class.....................................         (39)
                                                                   -----------
   Total dividends and distributions to shareholders..............  (3,319,581)
                                                                   -----------
 Capital share transactions:
 Net proceeds from sale of shares:
  Institutional Class.............................................  23,192,754
  Institutional Service Class.....................................     198,438
 Net asset value of shares issued to shareholders in reinvestment of dividends and distributions:
  Institutional Class.............................................   3,312,479
  Institutional Service Class.....................................       7,098
                                                                   -----------
                                                                    26,710,769
 Cost of shares redeemed:
  Institutional Class.............................................    (197,898)
  Institutional Service Class.....................................      (1,689)
                                                                   -----------
  Increase in net assets derived from capital share
   transactions...................................................  26,511,182
                                                                   -----------
  Net increase in net assets......................................  30,360,816
NET ASSETS:
 Beginning of period..............................................  66,566,875
                                                                   -----------
 End of period.................................................... $96,927,691
                                                                   ===========
 Accumulated distribution in excess of net investment income...... $   (18,276)
                                                                   ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS
(Selected per share data and ratios)

                                                                  INSTITUTIONAL
                                                   INSTITUTIONAL     SERVICE
                                                       CLASS          CLASS
                                                   -------------  -------------
                                                       JANUARY 1, 1995(A)
                                                             THROUGH
                                                        DECEMBER 31, 1995
                                                   ----------------------------
Net asset value at beginning of period...........     $ 10.00        $10.00
                                                      -------        ------
Net investment income............................        0.36          0.35
Net realized and unrealized gain on investments..        0.17          0.16
Net realized and unrealized gain on foreign
 currency transactions...........................        0.18          0.17
                                                      -------        ------
Total from investment operations.................        0.71          0.68
                                                      -------        ------
Less dividends and distributions:
From net investment income.......................       (0.10)        (0.09)
From net realized gain on investments and foreign
 currency transactions...........................       (0.26)        (0.26)
In excess of net investment income...............       (0.00)(b)     (0.00)(b)
                                                      -------        ------
Total dividends and distributions................       (0.36)        (0.35)
                                                      -------        ------
Net asset value at end of period.................     $ 10.35        $10.33
                                                      =======        ======
Total investment return .........................        7.17%         6.86%
Ratios (to average net assets)/Supplemental Data:
 Net investment income...........................        1.05%         0.80%
 Net expenses....................................        1.00%         1.25%
 Expenses (before reimbursement).................        1.07%         1.32%
Portfolio turnover rate..........................          26%           26%
Net assets at end of period (in 000's)...........     $96,714        $  213

--------
(a) Commencement of operations.
(b) Less than one cent per share.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                             --------------------
                               Multi-Asset Fund
                             --------------------

The stock market surged ahead throughout the year, and the MainStay Institutional Multi-Asset Fund was well positioned to take advantage of this prolonged equity rally. The average allocation to stocks, as represented by the S&P 500 Index+, was 65%. This is a relatively high percentage for the Fund to devote to stocks. The equity portion of the Fund may range from a maximum of 80% to a minimum of 30% -- and an allocation of 60% to equities indicates a perfectly neutral view on the stock market.

The Fund's focus on stocks was concentrated in the second half of the year. Early in the year our models indicated that the outlook for bonds was very favorable given relative risk levels. Bonds are considered less risky than stocks because returns in the fixed-income market exhibit comparatively less volatility. Bonds did indeed earn a robust return in the first half -- the Salomon Brothers Broad Investment Grade++ Index gained 12.5%. Though this was considerably less than the first half return of 20.2% for the S&P 500 Index, bonds performed extraordinarily well on a risk-adjusted basis.

As the year progressed, increasingly more of the portfolio was allocated to the stock market. The bond market rally in the first half left yields at very low levels by historical standards, and the quantitative models that govern the Fund's dynamic allocation process began to move away from fixed-income investments. By July, the Fund's stock position accounted for 80% of total net assets. This is the maximum allowable allocation to equities, and the Fund maintained that position through the end of the year. Bonds, as measured by the Index, continued to rise in the second half, gaining an additional 6.3%. But the Fund's focus on equities paid off as the S&P 500 surged to new highs as the Index returned 14.5% for the second half of 1995. Throughout the year, the Fund's exposure to money market instruments averaged 11% -- very close to the minimum required level of 10%. As such, the Fund was well positioned to reap the rewards available to investors in one of the best years in recent history for both stocks and bonds. The Multi-Asset Fund gained 26.81% (Institutional Class shares) and 26.70% (Service Class shares) in 1995, surpassing the return of 25.08% for the average Lipper flexible portfolio(S) (among a universe of 145 funds from 12/31/94 to 12/31/95).

Holly V. Cox
James A. Mehling, CFA
Portfolio Managers

Note: Foreign investing may be subject to greater risks than domestic investing. These may include securities markets that are less efficient, less liquid and more volatile than those in the United States, as well as foreign currency fluctuations and different governmental regulatory concerns.



                  $10,000 Invested in Mainstay Institutional
             Multi-Asset Fund vs Lipper Flexible Portfolio Average

                          Institutional Class Shares
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

               Multi-Asset        Lipper Flexible
               Fund               Portfolio Average
1/91           $10,000            $10,000
4Q 1991        $11,790            $12,489
4Q 1992        $12,626            $13,484
4Q 1993        $13,736            $15,121
4Q 1994        $13,618            $14,794
4Q 1995        $17,267            $18,477
--------------------------------------------------------------------------------

[ ] Multi-Asset Fund [ ]  Lipper Flexible Portfolio Average
Source: (C) Ibbotson Associates EnCorr Software
These graphs assume a $10,000 investment made on 1/2/91.

Note: See following page for additional footnotes regarding these performance figures.


                  $10,000 Invested in Mainstay Institutional
             Multi-Asset Fund vs Lipper Flexible Portfolio Average

                             Service Class Shares
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

--------------------------------------------------------------------------------

                  Multi-Asset           Lipper Flexible
                  Fund                  Portfolio Average
  1/91            $10,000               10,000
  4Q 1991         $11,790               12,489
  4Q 1992         $12,626               13,484
  4Q 1993         $13,736               15,121
  4Q 1994         $13,618               14,794
  4Q 1995         $17,254               18,477
--------------------------------------------------------------------------------

    Past performance is no guarantee of future results.

  + The S&P 500 Stock Index is a registered trademark of Standard & Poor's
    Corporation. S&P 500 Stock Index is an unmanaged index that is considered representative of the U.S. stock market.

 ++ The Salomon Brothers Broad Investment Grade Bond Index is an unmanaged index generally considered representative of the U.S. bond market.

(S) Lipper Analytical Services Inc. is an independent monitor of mutual fund performance. Results do not reflect any deduction of sales charges and are based on total returns with capital gains and dividends reinvested.

                                                   Total Return*             SEC Average Annual Total Return*
Performance                                   as of December 31, 1995            as of December 31, 1995
-----------------------------------------------------------------------------------------------------------------
                                                       1995              One Year    Five Year    Since Inception
-----------------------------------------------------------------------------------------------------------------
Multi-Asset Fund Institutional Class                  26.81%              26.81%       11.55%         11.55%
Multi-Asset Fund Service Class**                      26.70%              26.70%       11.53%         11.53%
Average Lipper Flexible Portfolio Fund                25.08%              25.08%       12.85%         12.85%

Year-By-Year Performance
--------------------------------------------------------------------------------

                           [BAR CHART APPEARS HERE]

                Institutional Class Shares

               Total Return %*
               ---------------
1991               17.90
1992                7.09
1993                8.79
1994               -0.86
1995               26.81

Top 10 Holdings
(% of net assets as of December 31, 1995)
 1. General Electric Company                     1.49%
 2. AT&T Corp.                                   1.25%
 3. Exxon Corp.                                  1.21%
 4. Coca Cola Company                            1.14%
 5. Merck & Co., Inc.                            0.99%
 6. Philip Morris Companies, Inc.                0.93%
 7. Royal Dutch Petroleum Company                0.93%
 8. FNCL, 9.0%, 10/1/22                          0.76%
 9. FNCI, 8.0, 9/1/07                            0.75%
10. Proctor & Gamble Company                     0.70%

Top 5 Industry Holdings (Excluding Government)
(% of net assets as of December 31, 1995)
1. Finance Companies                            15.61%
2. Banks                                         5.96%
3. Utilities--Telephone                          5.19%
4. Food, Beverage & Tobacco                      4.48%
5. Multiple Industry                             3.65%


--------------------------------------------------------------------------------
** Performance figures for the Service Class, first offered to the public on 1/1/95, include the historical performance of the Institutional Class from the Funds' inception (1/2/91) up to December 31, 1994. Performance figures for these two Classes after this date will vary based on differences in their expense structures.

 * The total return reflects the annual return on an investment including appreciation and dividends or interest. Total returns shown herein include the change in share price and reinvestment of capital gains distributions and dividends, and, for the Service Class shares, include the service fee of .25%.

   Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that upon redemption, shares may be worth more or less than their original cost.

   The Institutional Class shares are sold with no sales charge. The Service Class shares, first offered 1/1/95, are sold with no initial or contingent deferred sales charge, but are subject to an annual shareholder service fee of .25%.

                                                      MAINSTAY
                                                      INSTITUTIONAL FUNDS INC.
MULTI-ASSET FUND
PORTFOLIO OF INVESTMENTS
December 31, 1995

LONG-TERM INVESTMENTS (22.4%)+
ASSET-BACKED SECURITIES (0.7%)

                                                        PRINCIPAL
                                                         AMOUNT       VALUE
                                                    ---------------------------
CREDIT CARD RECEIVABLES (0.7%)
Chase Manhattan Credit Card Master Trust Series 1992-
 1A
 7.40%, due 5/15/00..................................  $ 1,000,000 $  1,029,948
MBNA Master Credit Card Trust Series 1992-1A
 7.25%, due 6/15/99..................................    1,000,000    1,025,348
                                                                   ------------
Total Asset-Backed Securities
 (Cost $1,996,720)...................................                 2,055,296
                                                                   ------------
CORPORATE BONDS (5.3%)
BANKS (0.8%)
Chemical Banking Corp.
 8.50%, due 2/15/02..................................      500,000      563,125
Fleet Financial Group, Inc.
 7.625%, due 12/1/99.................................      500,000      526,250
Morgan (J.P.) & Co. Inc.
 8.50%, due 8/15/03..................................      500,000      571,250
NationsBank Corp.
 6.50%, due 8/15/03..................................      500,000      505,625
                                                                   ------------
                                                                      2,166,250
                                                                   ------------
BROKERAGE (0.3%)
Dean Witter Discover & Company
 6.50%, due 11/1/05..................................      500,000      508,125
PaineWebber Group, Inc.
 7.75%, due 9/1/02...................................      400,000      421,000
                                                                   ------------
                                                                        929,125
                                                                   ------------
CHEMICALS (0.1%)
Rhone-Poulenc S.A.
 7.75%, due 1/15/02..................................      350,000      375,375
                                                                   ------------
COMPUTERS & OFFICE EQUIPMENT (0.3%)
Xerox Corp.
 9.75%, due 3/15/00..................................      600,000      684,000
                                                                   ------------
CONGLOMERATES (0.2%)
Tenneco Corp.
 10.00%, due 3/15/08.................................      500,000      643,125
                                                                   ------------
CONSUMER FINANCIAL SERVICES (0.8%)
Bear Stearns Cos., Inc. (The)
 6.625%, due 1/15/04.................................      500,000      505,625
CIT Group Holdings, Inc.
 8.875%, due 6/15/96.................................      500,000      506,885
Transamerica Finance Corp.
 8.375%, due 2/15/98.................................      500,000      526,250
U.S. Leasing International
 8.75%, due 5/1/96...................................      625,000      631,081
                                                                   ------------
                                                                      2,169,841
                                                                   ------------

                                                        PRINCIPAL
                                                         AMOUNT       VALUE
                                                     --------------------------
ELECTRONIC COMPONENTS (0.2%)
Texas Instruments, Inc.
 9.25%, due 6/15/03................................... $   500,000 $    588,750
                                                                   ------------
FOOD, BEVERAGES & TOBACCO (0.8%)
Coca-Cola Enterprises
 8.50%, due 2/1/22....................................     500,000      612,500
Philip Morris Companies, Inc.
 7.125%, due 12/1/99..................................     500,000      520,625
 9.00%, due 1/1/01....................................     500,000      560,000
RJR Nabisco Corp.
 8.75%, due 4/15/04...................................     500,000      521,250
                                                                   ------------
                                                                      2,214,375
                                                                   ------------
MACHINERY (0.2%)
Caterpillar Inc.
 9.00%, due 4/15/06...................................     500,000      602,500
                                                                   ------------
OIL & GAS (0.6%)
BP America Inc.
 7.875%, due 5/15/02..................................     450,000      493,875
Occidental Petroleum Corp.
 10.125%, due 11/15/01................................     500,000      599,375
Phillips Petroleum Co.
 9.50%, due 11/15/97..................................     500,000      533,750
                                                                   ------------
                                                                      1,627,000
                                                                   ------------
UTILITIES--ELECTRIC (0.6%)
Florida Power & Light Co.
 6.875, due 4/1/04....................................     500,000      530,625
Houston Lighting & Power
 7.75%, due 3/15/23...................................     500,000      554,375
Ohio Edison Company
 8.625%, due 9/15/03..................................     500,000      560,625
                                                                   ------------
                                                                      1,645,625
                                                                   ------------
UTILITIES--TELEPHONE (0.4%)
Pacific Bell
 7.125%, due 3/15/26..................................     500,000      528,125
United Telephone (Ohio)
 6.625%, due 10/1/02..................................     600,000      616,500
                                                                   ------------
                                                                      1,144,625
                                                                   ------------
Total Corporate Bonds
 (Cost $13,897,922)...................................               14,790,591
                                                                   ------------
FOREIGN GOVERNMENT (0.4%)
CANADA (0.4%)
Manitoba (Province of)
 9.625%, due 3/15/99..................................     500,000      558,750
Quebec (Province of)
 9.375%, due 4/1/99...................................     500,000      550,625
                                                                   ------------
Total Foreign Government
 (Cost $1,060,440)....................................                1,109,375
                                                                   ------------

--------
+Percentages indicated are based on Fund net assets.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

MULTI-ASSET FUND
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1995

INTERNATIONAL CORPORATE BONDS (0.8%)

                                                      PRINCIPAL
                                                       AMOUNT       VALUE
                                                  ---------------------------
BANK (0.8%)
International Bank for Reconstruction & Development
 7.625%, due 1/19/23...............................  $ 1,000,000 $  1,157,500
 8.125%, due 3/1/01................................      900,000      999,000
                                                                 ------------
                                                                    2,156,500
                                                                 ------------
Total International Corporate Bonds
 (Cost $2,028,844).................................                 2,156,500
                                                                 ------------
U.S. GOVERNMENT &
FEDERAL AGENCIES (15.2%)
FEDERAL HOME LOAN MORTGAGE CORPORATION GOLD (MORTGAGE PASS-THROUGH
 SECURITIES) (0.7%)
 7.00%, due 1/1/23 TBA (b).........................    1,000,000    1,005,938
 7.75%, due 10/1/07................................      907,098      930,343
                                                                 ------------
                                                                    1,936,281
                                                                 ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (MORTGAGE PASS-THROUGH SECURITIES)
 (4.1%)
 6.50%, due 3/1/23 TBA (b).........................    1,000,000    1,011,250
 7.00%, due 9/1/22-1/1/23
  TBA (b)..........................................    2,000,000    2,027,813
 7.50%, due 1/1/08
  TBA (b)..........................................    2,000,000    2,058,438
 8.00%, due 1/1/07-1/1/08
  TBA (b)..........................................    3,000,000    3,108,750
 8.50%, due 1/1/23
  TBA (b)..........................................    1,000,000    1,044,063
 9.00%, due 1/1/23 TBA (b).........................    2,000,000    2,107,500
                                                                 ------------
                                                                   11,357,814
                                                                 ------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (MORTGAGE PASS-THROUGH SECURITIES)
 (1.9%)
 7.00%, due 5/1/09 TBA (b).........................    1,000,000    1,023,750
 7.50%, due 1/1/25 TBA (b).........................    1,000,000    1,028,750
 8.00%, due 1/1/25 TBA(b)..........................    1,000,000    1,041,875
 8.50%, due 1/1/25 TBA (b).........................    1,000,000    1,050,000
 9.00%, due 1/1/25 TBA (b).........................    1,000,000    1,059,688
                                                                 ------------
                                                                    5,204,063
                                                                 ------------

RESOLUTION FUNDING CORP. (0.1%)
 (zero coupon), due 10/15/10.......................      500,000      205,050
                                                                 ------------
STUDENT LOAN MARKETING ASSOCIATION (0.1%)
 (zero coupon), due 10/3/22........................    2,000,000      359,860
                                                                 ------------
UNITED STATES TREASURY BONDS (3.4%)
 6.25%, due 8/15/23................................    1,000,000    1,028,690
 8.125%, due 5/15/21...............................    1,000,000    1,263,530
 8.75%, due 5/15/17................................    1,000,000    1,322,120
 9.125%, due 5/15/18...............................    1,000,000    1,373,520
 9.25%, due 2/15/16................................    1,000,000    1,374,570
 9.875%, due 11/15/15..............................    1,000,000    1,445,540
 10.625%, due 8/15/15..............................    1,000,000    1,531,510
                                                                 ------------
                                                                    9,339,480
                                                                 ------------

                                                        PRINCIPAL
                                                         AMOUNT       VALUE
                                                     --------------------------
UNITED STATES TREASURY NOTES (4.9%)
 4.75%, due 2/15/97................................... $ 1,000,000 $    994,890
 4.75%, due 8/31/98...................................   1,000,000      987,890
 5.00%, due 1/31/99...................................   1,000,000      992,370
 5.125%, due 3/31/98..................................   1,000,000      998,550
 5.875%, due 2/15/04..................................   1,000,000    1,020,970
 6.25%, due 1/31/97...................................   1,000,000    1,011,050
 6.375%, due 1/15/99..................................   1,000,000    1,030,880
 7.50%, due 11/15/01..................................   1,000,000    1,102,130
 7.50%, due 5/15/02...................................   1,000,000    1,108,920
 7.875%, due 4/15/98..................................   1,000,000    1,056,390
 7.875%, due 11/15/99.................................   1,000,000    1,087,100
 8.25%, due 7/15/98...................................   1,000,000    1,070,820
 8.875%, due 11/15/98.................................   1,000,000    1,095,010
                                                                   ------------
                                                                     13,556,970
                                                                   ------------
Total U.S. Government & Federal Agencies
 (Cost $40,139,756)...................................               41,959,518
                                                                   ------------
Total Long-Term Investments
 (Cost $59,123,682)...................................               62,071,280
                                                                   ------------
COMMON STOCKS (56.3%)
                                                         SHARES
                                                      --------------
AIR TRANSPORTATION (0.2%)
AMR Corp. (a).........................................       2,551      189,412
Delta Air Lines, Inc..................................       1,735      128,173
Pittston Services Group...............................       1,393       43,705
Southwest Airlines Co.................................       4,742      110,251
USAir Group, Inc. (a).................................       1,994       26,421
                                                                   ------------
                                                                        497,962
                                                                   ------------
AIRCRAFT (0.8%)
Boeing Company (The)..................................      11,578      907,426
Lockheed Martin Corp..................................       6,823      539,017
McDonnell Douglas Corp................................       3,853      354,476
Northrop Grumman Corp.................................       1,728      110,592
United Technologies Corp..............................       4,161      394,775
                                                                   ------------
                                                                      2,306,286
                                                                   ------------
ALUMINUM (0.3%)
Alcan Aluminum Limited................................       7,642      237,857
Aluminum Co. of America...............................       6,127      323,965
Reynolds Metals Company...............................       2,089      118,290
                                                                   ------------
                                                                        680,112
                                                                   ------------
APPAREL (0.3%)
Brown Group, Inc......................................         684        9,747
Fruit of the Loom Inc.
 Class A (a)..........................................       2,500       60,937
Liz Claiborne, Inc....................................       2,663       73,898
Nike, Inc.............................................       4,966      345,758
Reebok International Ltd..............................       2,679       75,682
Russell Corp..........................................       1,381       38,323
Stride Rite Corp......................................       1,730       12,975
VF Corp...............................................       2,100      110,775
                                                                   ------------
                                                                        728,095
                                                                   ------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                      MAINSTAY
                                                      INSTITUTIONAL FUNDS INC.

COMMON STOCKS (Continued)

                                                         SHARES       VALUE
                                                     --------------------------
BANKS (3.6%)
Banc One Corp.........................................      13,345 $    503,774
Bank of Boston Corp...................................       3,796      175,565
Bank of New York Company, Inc. (The)..................       6,523      317,996
BankAmerica Corp......................................      12,714      823,231
Bankers Trust New York Corp...........................       2,662      177,023
Barnett Banks, Inc....................................       3,348      197,532
Boatmen's Bancshares, Inc.............................       4,329      176,948
Chase Manhattan Corp. (The)...........................       5,903      357,869
Chemical Banking Corp.................................       8,512      500,080
Citicorp..............................................      13,820      929,395
Comerica Inc..........................................       3,800      152,475
CoreStates Financial Corp.............................       4,847      183,580
First Bank System, Inc................................       4,600      228,275
First Chicago Corp....................................      10,678      421,781
First Fidelity Bancorp................................       2,677      201,779
First Interstate Bancorp..............................       2,552      348,348
First Union Corp......................................       5,816      323,515
Fleet Financial Group, Inc............................       8,707      354,810
KeyCorp...............................................       7,705      279,306
MBNA Corp.............................................       4,987      183,896
Mellon Bank Corp......................................       4,922      264,558
Morgan (J.P.) & Company, Inc..........................       6,365      510,791
NationsBank Corp......................................       9,281      646,190
Norwest Corp..........................................      11,485      379,005
PNC Bank Corp.........................................       7,886      254,324
Republic New York Corp................................       1,900      118,037
Suntrust Banks, Inc...................................       3,841      263,109
U.S. Bancorp (Portland, OR)...........................       3,453      116,107
Wachovia Corp.........................................       5,844      267,363
Wells Fargo & Company.................................       1,730      373,680
                                                                   ------------
                                                                     10,030,342
                                                                   ------------
BEVERAGES (2.1%)
Anheuser-Busch Companies, Inc.........................       8,597      574,924
Brown-Forman Corp.....................................       2,433       88,804
Coca-Cola Company (The)...............................      42,555    3,159,709
Coors (Adolph) Co.....................................       1,277       28,254
PepsiCo, Inc..........................................      26,759    1,495,159
Seagram Company Ltd...................................      12,726      440,638
                                                                   ------------
                                                                      5,787,488
                                                                   ------------
BROADCASTING (0.8%)
Capital Cities/ABC, Inc...............................       5,123      632,050
Comcast Corp. Class A.................................       8,166      148,519
Tele-Communications TCI Group, Class A (a)............      22,108      439,397
Tellabs, Inc. (a).....................................       3,000      111,000
U.S. West Media Group (a).............................      15,885      301,815
Viacom Inc. Class B (a)...............................      12,194      577,691
                                                                   ------------
                                                                      2,210,472
                                                                   ------------
BUSINESS EQUIPMENT & SERVICES (0.9%)
Block (H & R), Inc....................................       3,684      149,202
Browning-Ferris Industries, Inc. .....................       7,202      212,459

                                                         SHARES       VALUE
                                                     --------------------------
BUSINESS EQUIPMENT & SERVICES (Continued)
Ceridian Corp. (a)....................................       2,208 $     91,080
Deluxe Corp...........................................       2,783       80,707
Donnelley (R.R.) & Sons Company.......................       5,293      208,412
Dun & Bradstreet Corp. (The)..........................       5,794      375,161
Federal Express Corp. (a).............................       1,859      137,334
Harland (John H.) Co. (The)...........................       1,044       21,794
Interpublic Group of Cos., Inc........................       2,660      115,377
Moore Corp. Ltd.......................................       3,361       62,599
National Service Industries, Inc......................       1,726       55,879
Ogden Corp............................................       1,735       37,086
Pitney Bowes Inc......................................       5,117      240,499
Ryder System, Inc.....................................       2,566       63,508
Safety-Kleen Corp.....................................       1,967       30,734
Service Corp. International...........................       3,350      147,400
WMX Technologies, Inc.................................      16,448      491,384
                                                                   ------------
                                                                      2,520,615
                                                                   ------------
CAPITAL EQUIPMENT (0.5%)
Caterpillar Inc.......................................       6,821      400,734
Cincinnati Milacron Inc...............................       1,056       27,720
Cummins Engine Company, Inc...........................       1,287       47,619
Fluor Corp............................................       2,784      183,744
Foster Wheeler Corp...................................       1,367       58,097
General Signal Corp...................................       1,615       52,286
Giddings & Lewis Inc..................................       1,059       17,473
Harnischfeger Industries, Inc.........................       1,652       54,929
Illinois Tool Works Inc...............................       4,028      237,652
Ingersoll-Rand Company................................       3,689      129,576
Paccar Inc............................................       1,305       54,973
Parker Hannifin Corp..................................       2,592       88,776
Snap-On, Inc..........................................       1,400       63,350
Timken Company (The)..................................       1,044       39,933
Trinova Corp..........................................         934       26,736
                                                                   ------------
                                                                      1,483,598
                                                                   ------------
CHEMICALS--PETROLEUM (1.2%)
Dow Chemical Company (The)............................       9,185      646,394
DuPont (E.I.) De Nemours & Company....................      18,844    1,316,724
Goodrich (B.F.) Company...............................         920       62,675
Grace (W.R.) & Co.....................................       3,232      191,092
Hercules Inc..........................................       3,842      216,593
Monsanto Company......................................       3,836      469,910
Rohm & Haas Company...................................       2,314      148,964
Union Carbide Corp....................................       4,585      171,938
                                                                   ------------
                                                                      3,224,290
                                                                   ------------
CHEMICALS--SPECIALTY (0.5%)
Air Products & Chemicals, Inc.........................       3,812      201,083
Avery Dennison Corp...................................       1,945       97,493
Eastman Chemical Co...................................       2,708      169,588
Ecolab, Inc...........................................       2,022       60,660
Engelhard Corp........................................       4,913      106,858
Great Lakes Chemical Corp.............................       2,111      151,992

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

MULTI-ASSET FUND
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1995

COMMON STOCKS (Continued)

                                                         SHARES       VALUE
                                                     --------------------------
CHEMICALS--SPECIALTY (Continued)
Morton International, Inc.............................       4,988 $    178,945
Nalco Chemical Company................................       2,316       69,770
Pall Corp.............................................       3,839      103,173
Praxair, Inc..........................................       4,738      159,315
Sigma-Aldrich Corp....................................       1,724       85,338
                                                                   ------------
                                                                      1,384,215
                                                                   ------------
COMMUNICATIONS EQUIPMENT (0.3%)
Andrew Corp. (a)......................................       1,278       48,883
DSC Communications
 Corp. (a)............................................       3,920      144,550
General Dynamics Corp.................................       2,090      123,571
Harris Corp...........................................       1,380       75,383
Northern Telecom Limited..............................       8,572      368,596
Scientific-Atlanta, Inc...............................       2,556       38,340
                                                                   ------------
                                                                        799,323
                                                                   ------------
COMPUTERS--MAIN & MINI (1.8%)
Amdahl Corp. (a)......................................       3,940       33,490
Cisco Systems, Inc. (a)...............................       9,249      690,207
Cray Research, Inc. (a)...............................         918       22,721
Data General Corp. (a)................................       1,271       17,476
Digital Equipment Corp. (a)...........................       4,891      313,636
Hewlett-Packard Company...............................      17,371    1,454,821
Honeywell Inc.........................................       4,301      209,136
International Business Machines Corp..................      19,223    1,763,710
Tandem Computers Inc. (a).............................       3,938       41,841
Unisys Corp. (a)......................................       5,792       32,580
Xerox Corp............................................       3,592      492,104
                                                                   ------------
                                                                      5,071,722
                                                                   ------------
COMPUTERS--MICRO (0.3%)
Apple Computer Inc....................................       4,067      129,636
Compaq Computer Corp. (a).............................       9,019      432,912
Sun Microsystems Inc. (a).............................       6,506      296,836
                                                                   ------------
                                                                        859,384
                                                                   ------------
COMPUTERS--PERIPHERALS (1.5%)
Autodesk, Inc.........................................       1,618       55,416
Cabletron Systems, Inc. (a)...........................       2,500      202,500
Computer Associates International Inc.................       8,204      466,602
First Data Corp.......................................       7,279      486,783
Intergraph Corp. (a)..................................       1,607       25,310
Microsoft Corp. (a)...................................      19,810    1,738,328
Novell Inc. (a).......................................      12,437      177,227
Oracle Corp. (a)......................................      14,625      619,734
Silicon Graphics, Inc. (a)............................       5,333      146,658
3Com Corp. (a)........................................       5,300      247,113
                                                                   ------------
                                                                      4,165,671
                                                                   ------------
CONSTRUCTION MATERIALS (0.2%)
Black & Decker Corp...................................       2,895      102,049
Crane Co..............................................       1,041       38,387
PPG Industries Inc....................................       6,944      317,688

                                                         SHARES       VALUE
                                                     --------------------------
CONSTRUCTION MATERIALS (Continued)
Sherwin-Williams Company..............................       2,890 $    117,767
Stanley Works (The)...................................       1,508       77,662
                                                                   ------------
                                                                        653,553
                                                                   ------------
CONSUMER ELECTRONICS (0.0%) (c)
Zenith Electronics Corp. (a)..........................         424        2,915
                                                                   ------------
CONSUMER SERVICES (0.1%)
CUC International Inc. (a)............................       5,913      201,781
                                                                   ------------
CONTAINERS (0.1%)
Ball Corp.............................................       1,038       28,545
Bemis Company, Inc....................................       1,739       44,562
Crown Cork & Seal
 Company, Inc. (a)....................................       3,114      130,009
                                                                   ------------
                                                                        203,116
                                                                   ------------
COSMETICS & TOILETRIES (0.4%)
Alberto-Culver Company................................         931       32,003
Avon Products, Inc....................................       2,318      174,719
Gillette Company......................................      15,154      789,903
International Flavors & Fragrances, Inc...............       3,818      183,264
                                                                   ------------
                                                                      1,179,889
                                                                   ------------
DEFENSE (0.4%)
EG & G, Inc...........................................       1,955       47,409
Loral Corp............................................       5,788      204,750
Raytheon Company......................................       8,300      392,175
Rockwell International Corp...........................       7,399      391,222
                                                                   ------------
                                                                      1,035,556
                                                                   ------------
ELECTRICAL COMPONENTS (0.1%)
LSI Logic Corp. (a)...................................       4,400      144,100
                                                                   ------------
ELECTRICAL EQUIPMENT (2.1%)
Cooper Industries, Inc................................       3,641      133,807
Dover Corp............................................       3,930      144,919
Emerson Electric Co...................................       7,633      623,998
General Electric Company..............................      57,219    4,119,768
Grainger (W.W.), Inc..................................       1,737      115,076
Johnson Controls, Inc.................................       1,390       95,562
Tyco International Ltd................................       5,188      184,823
Westinghouse Electric Corp............................      13,349      220,258
                                                                   ------------
                                                                      5,638,211
                                                                   ------------
ELECTRONIC COMPONENTS (1.5%)
Advanced Micro Devices,
 Inc. (a).............................................       3,625       59,812
AMP Inc...............................................       7,472      286,738
Applied Materials, Inc. (a)...........................       5,994      236,014
Intel Corp............................................      27,732    1,573,791
Micron Technology Inc.................................       6,934      274,760
Motorola, Inc.........................................      20,059    1,143,363
National Semiconductor
 Corp. (a)............................................       4,272       95,052
Raychem Corp..........................................       1,503       85,483

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                      MAINSTAY
                                                      INSTITUTIONAL FUNDS INC.

COMMON STOCKS (Continued)

                                                         SHARES       VALUE
                                                     --------------------------
ELECTRONIC COMPONENTS (Continued)
Teledyne, Inc.........................................       1,857 $     47,586
Texas Instruments, Inc................................       6,448      333,684
Thomas & Betts Corp...................................         592       43,660
                                                                   ------------
                                                                      4,179,943
                                                                   ------------
ELECTRONIC INSTRUMENTS (0.0%) (c)
Perkin-Elmer Corp. (The)..............................       1,389       52,435
Tektronix, Inc........................................       1,144       56,199
                                                                   ------------
                                                                        108,634
                                                                   ------------
ENVIRONMENTAL CONTROL (0.0%)(c)
Laidlaw, Inc. Class B.................................      10,002      102,521
                                                                   ------------
FARM MACHINERY (0.1%)
Deere & Company.......................................       8,779      309,460
Navistar International
 Corp. (a)............................................       2,556       26,838
Varity Corp. (a)......................................       1,389       51,566
                                                                   ------------
                                                                        387,864
                                                                   ------------
FINANCE COMPANIES (0.4%)
Beneficial Corp.......................................       1,843       85,930
Household International Inc...........................       3,347      197,891
National City Corp....................................       4,959      164,267
Travelers Group Inc...................................      10,814      679,930
                                                                   ------------
                                                                      1,128,018
                                                                   ------------
FOOD & RELATED (1.6%)
Archer Daniels Midland Company........................      18,307      329,526
Campbell Soup Company.................................       8,452      507,120
ConAgra, Inc..........................................       8,552      352,770
CPC International, Inc................................       4,975      341,409
Fleming Companies, Inc................................       1,273       26,256
General Mills, Inc....................................       5,434      313,813
Heinz (H.J.) Company..................................      12,322      408,166
Hershey Foods Corp....................................       2,602      169,130
Kellogg Company.......................................       7,435      574,354
Quaker Oats Company...................................       4,530      156,285
Ralston Purina Group..................................       3,469      216,379
Sara Lee Corp.........................................      16,324      520,327
SuperValu Inc.........................................       2,527       79,601
Sysco Corp............................................       6,245      202,963
Wrigley (Wm.) Jr. Company.............................       3,940      206,850
                                                                   ------------
                                                                      4,404,949
                                                                   ------------
FOOD PROCESSING (0.1%)
Pioneer Hi-Bred International, Inc....................       2,807      156,139
                                                                   ------------
FOREST & PAPER PRODUCTS (0.9%)
Boise Cascade Corp....................................       1,634       56,577
Champion International Corp...........................       3,333      139,986
Crown Vantage, Inc. (a)...............................         247        3,520
Federal Paper Board Company, Inc......................       1,496       77,605

                                                         SHARES       VALUE
                                                     --------------------------
FOREST & PAPER PRODUCTS (Continued)
Georgia-Pacific Corp..................................       3,118 $    213,973
International Paper Company...........................       8,560      324,210
James River Corp. of Virginia.........................       2,779       67,043
Kimberly-Clark Corp...................................       8,808      728,862
Louisiana-Pacific Corp................................       3,623       87,858
Mead Corp.............................................       1,763       92,117
Potlatch Corp.........................................       1,035       41,400
Stone Container Corp..................................       3,235       46,503
Temple-Inland Inc.....................................       1,859       82,028
Union Camp Corp.......................................       2,325      110,728
Westvaco Corp.........................................       3,416       94,794
Weyerhaeuser Company..................................       6,855      296,479
Williamette Industries, Inc...........................       1,800      101,250
                                                                   ------------
                                                                      2,564,933
                                                                   ------------
FURNITURE & FURNISHINGS (0.2%)
Armstrong World Industries, Inc.......................       1,275       79,050
Masco Corp............................................       5,343      167,636
Newell Co.............................................       5,530      143,089
Owens-Corning Fiberglas
 Corp. (a)............................................       1,706       76,557
                                                                   ------------
                                                                        466,332
                                                                   ------------
GOLD & PRECIOUS METALS (0.1%)
Echo Bay Mines Ltd....................................       3,822       39,653
Homestake Mining Company..............................       4,639       72,484
Placer Dome Inc.......................................       8,205      197,946
                                                                   ------------
                                                                        310,083
                                                                   ------------
HEALTH CARE--DRUGS (2.9%)
Abbott Laboratories...................................      26,795    1,118,691
Allergan Inc..........................................       2,096       68,120
Alza Corp. (a)........................................       2,774       68,656
Amgen Inc. (a)........................................       8,938      530,694
Baxter International Inc..............................       9,318      390,191
Lilly (Eli) & Company.................................      18,506    1,040,963
Merck & Co., Inc......................................      41,745    2,744,734
Millipore Corp........................................       1,494       61,441
Pfizer Inc............................................      21,396    1,347,948
Schering-Plough Corp..................................      12,602      689,959
                                                                   ------------
                                                                      8,061,397
                                                                   ------------
HEALTH CARE--GENERAL (2.2%)
American Home Products Corp...........................      10,507    1,019,179
Bausch & Lomb Inc.....................................       1,874       74,257
Becton, Dickinson & Company...........................       2,304      172,800
Biomet Inc. (a).......................................       3,839       68,622
Bristol-Myers Squibb Company..........................      17,171    1,474,560
Johnson & Johnson.....................................      21,888    1,874,160
Mallinckrodt Group, Inc...............................       2,653       96,503
Pharmacia & Upjohn, Inc...............................      16,670      645,962
St. Jude Medical, Inc. (a)............................       2,425      104,275
Warner-Lambert Company................................       4,527      439,685
                                                                   ------------
                                                                      5,970,003
                                                                   ------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

MULTI-ASSET FUND
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1995

COMMON STOCKS (Continued)

                                                         SHARES       VALUE
                                                     --------------------------
HOMEBUILDERS, MOBILE HOMES (0.0%) (c)
Centex Corp...........................................       1,026 $     35,653
Fleetwood Enterprises, Inc............................       1,614       41,561
Kaufman & Broad Home Corp.............................       1,051       15,634
Pulte Corp............................................         928       31,204
                                                                   ------------
                                                                        124,052
                                                                   ------------
HOSPITAL SUPPLY & MANAGEMENT (0.6%)
Bard (C.R.), Inc......................................       1,841       59,372
Beverly Enterprises, Inc. (a).........................       3,294       34,999
Columbia/HCA Healthcare Corp..........................      15,128      767,746
Community Psychiatric
 Centers (a)..........................................       1,501       18,387
Humana, Inc. (a)......................................       5,000      136,875
Manor Care, Inc.......................................       2,084       72,940
Medtronic, Inc........................................       7,880      440,295
Shared Medical Systems Corp...........................         806       43,826
Tenet Healthcare Corp. (a)............................       6,787      140,830
United States Surgical Corp...........................       1,863       39,822
                                                                   ------------
                                                                      1,755,092
                                                                   ------------
HOTELS & GAMING (0.1%)
Bally Entertainment Corp. (a).........................       1,617       22,638
Harrah's Entertainment,
 Inc. (a).............................................       3,400       82,450
Hilton Hotels Corp....................................       1,722      105,903
Marriott International, Inc...........................       4,246      162,410
                                                                   ------------
                                                                        373,401
                                                                   ------------
HOUSEHOLD--GENERAL PRODUCTS (1.4%)
American Greetings Corp...............................       2,644       73,040
Clorox Company (The)..................................       1,844      132,077
Colgate-Palmolive Company.............................       4,878      342,679
Corning Inc...........................................       7,782      249,024
Jostens, Inc..........................................       1,511       36,642
Premark International, Inc............................       2,087      105,654
Procter & Gamble
 Company (The)........................................      23,283    1,932,489
Rubbermaid, Inc.......................................       5,545      141,398
Unilever, N.V.........................................       5,441      765,821
                                                                   ------------
                                                                      3,778,824
                                                                   ------------
HOUSEHOLD--MAJOR APPLIANCES (0.1%)
Briggs & Stratton Corp................................       1,100       47,713
Maytag Corp...........................................       3,599       72,880
Whirlpool Corp........................................       2,649      141,059
                                                                   ------------
                                                                        261,652
                                                                   ------------
INSURANCE--LIFE (0.6%)
American General Corp.................................       7,021      244,857
Jefferson-Pilot Corp..................................       2,434      113,204
Loews Corp............................................       4,000      313,500
Providian Corp........................................       3,242      132,112
Torchmark Corp........................................       2,529      114,437
United Healthcare Corp................................       5,870      384,485

                                                         SHARES       VALUE
                                                     --------------------------
INSURANCE--LIFE (Continued)
U.S. Healthcare, Inc..................................       5,199 $    241,754
UNUM Corp.............................................       2,564      141,020
USLIFE Corp...........................................       1,157       34,565
                                                                   ------------
                                                                      1,719,934
                                                                   ------------
INSURANCE--PROPERTY & CASUALTY (1.5%)
Aetna Life & Casualty Company.........................       3,821      264,604
Allstate Corp. (The)..................................      15,253      627,280
American International Group, Inc.....................      15,943    1,474,728
Chubb Corp. (The).....................................       2,903      280,865
CIGNA Corp............................................       2,535      261,739
General Re Corp.......................................       2,777      430,435
ITT Hartford Group, Inc. (a)..........................       3,976      192,339
Lincoln National Corp.................................       3,438      184,792
SAFECO Corp...........................................       4,182      144,279
St. Paul Companies, Inc. (The)........................       2,888      160,645
Transamerica Corp.....................................       2,333      170,017
USF&G Corp............................................       3,757       63,399
                                                                   ------------
                                                                      4,255,122
                                                                   ------------
LEISURE TIME INDUSTRY (0.5%)
Brunswick Corp........................................       3,342       80,208
Handleman Co..........................................       1,055        6,066
Hasbro Inc............................................       3,056       94,736
Mattel, Inc...........................................       7,513      231,025
Outboard Marine Corp..................................         691       14,079
Walt Disney Company (The).............................      17,664    1,042,176
                                                                   ------------
                                                                      1,468,290
                                                                   ------------
MEDICAL SUPPLIES (0.1%)
Boston Scientific Corp. (a)...........................       5,571      272,979
                                                                   ------------
METALS--DIVERSIFIED (0.1%)
Freeport-McMoRan Copper & Gold Inc....................       7,000      196,875
                                                                   ------------
MINING (0.3%)
Asarco, Inc...........................................       1,396       44,672
Barrick Gold Corp.....................................      11,994      316,342
Cyprus Amax Minerals Co...............................       3,029       79,132
INCO Limited..........................................       4,039      134,297
Nacco Industries, Inc.................................         258       14,319
Newmont Mining Corp...................................       2,892      130,863
Phelps Dodge Corp.....................................       2,328      144,918
Santa Fe Pacific Gold Corp............................       4,431       53,726
                                                                   ------------
                                                                        918,269
                                                                   ------------
MOTION PICTURES (0.0%) (c)
King World Productions,
 Inc. (a).............................................       1,268       49,294
                                                                   ------------
MOTOR VEHICLE PARTS (0.2%)
Dana Corp.............................................       3,351       98,017
Eaton Corp............................................       2,659      142,589

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                      MAINSTAY
                                                      INSTITUTIONAL FUNDS INC.

COMMON STOCKS (Continued)

                                                         SHARES       VALUE
                   ------------------------------------------------------------

MOTOR VEHICLE PARTS (Continued)
Echlin Inc............................................       2,076 $     75,774
Genuine Parts Company.................................       4,264      174,824
                                                                   ------------
                                                                        491,204
                                                                   ------------
MOTOR VEHICLES (1.1%)
Chrysler Corp.........................................      12,942      716,663
Ford Motor Company....................................      36,570    1,060,530
General Motors Corp...................................      25,276    1,336,469
                                                                   ------------
                                                                      3,113,662
                                                                   ------------
MULTIPLE INDUSTRY (1.0%)
Alco Standard Corp....................................       3,796      173,192
AlliedSignal, Inc.....................................       9,610      456,475
Dial Corp. (The)......................................       3,131       92,756
FMC Corp. (a).........................................       1,169       79,054
Harcourt General, Inc.................................       2,472      103,515
ITT Corp. (New) (a)...................................       3,976      210,728
ITT Industries, Inc...................................       3,976       95,424
Minnesota Mining & Manufacturing Company..............      14,356      951,085
Textron Inc...........................................       2,906      196,155
TRW Inc...............................................       2,300      178,250
Whitman Corp..........................................       3,691       85,816
                                                                   ------------
                                                                      2,622,450
                                                                   ------------
PETROLEUM--DOMESTIC (1.5%)
Amerada Hess Corp.....................................       3,231      171,243
Amoco Corp............................................      16,802    1,207,644
Ashland Inc...........................................       2,082       73,130
Atlantic Richfield Company............................       5,545      614,109
Burlington Resources, Inc.............................       4,369      171,483
Coastal Corp..........................................       3,685      137,266
Kerr-McGee Corp.......................................       1,836      116,586
Louisiana Land & Exploration Company (The)............       1,051       45,062
Noram Energy Corp.....................................       4,168       36,991
Occidental Petroleum Corp.............................      10,657      227,793
Oryx Energy Company (a)...............................       3,262       43,629
Pennzoil Company......................................       1,610       68,023
Phillips Petroleum Company............................       8,912      304,122
Santa Fe Energy Resources,
 Inc. (a).............................................       3,117       30,001
Sun Company, Inc......................................       2,595       71,038
Tenneco, Inc..........................................       6,111      303,258
Unocal Corp...........................................       8,331      242,641
USX-Marathon Group....................................      10,032      195,624
                                                                   ------------
                                                                      4,059,643
                                                                   ------------
PETROLEUM--INTERNATIONAL (3.4%)
Chevron Corp..........................................      22,119    1,161,247
Exxon Corp............................................      41,853    3,353,472
Mobil Corp............................................      13,329    1,492,848
Royal Dutch Petroleum Company.........................      18,183    2,566,076
Texaco Inc............................................       8,803      691,035
                                                                   ------------
                                                                      9,264,678
                                                                   ------------

                                                         SHARES       VALUE
                   ------------------------------------------------------------

PETROLEUM--SERVICES (0.4%)
Baker Hughes Inc......................................       4,853 $    118,292
Dresser Industries, Inc...............................       6,224      151,710
Halliburton Company...................................       3,829      193,843
Helmerich & Payne, Inc................................         915       27,221
McDermott International, Inc..........................       1,850       40,700
Rowan Companies, Inc. (a).............................       2,891       28,549
Schlumberger Limited..................................       8,217      569,027
Western Atlas, Inc. (a)...............................       1,855       93,678
                                                                   ------------
                                                                      1,223,020
                                                                   ------------
PHOTOGRAPHIC EQUIPMENT (0.3%)
Eastman Kodak Company.................................      11,688      783,096
Polaroid Corp.........................................       1,613       76,416
                                                                   ------------
                                                                        859,512
                                                                   ------------
PUBLISHING (0.6%)
Dow Jones & Company, Inc..............................       3,451      137,609
Gannett Company, Inc..................................       4,830      296,441
Knight-Ridder Inc.....................................       1,846      115,375
McGraw-Hill Companies, Inc............................       1,730      150,726
Meredith Corp.........................................         978       40,954
New York Times Company (The)..........................       3,324       98,473
Time Warner, Inc......................................      13,174      498,965
Times Mirror Company..................................       3,792      128,454
Tribune Company.......................................       2,207      134,903
                                                                   ------------
                                                                      1,601,900
                                                                   ------------
RAILROAD (0.6%)
Burlington Northern Santa Fe Corp.....................       4,803      374,634
Conrail, Inc..........................................       2,664      186,480
CSX Corp..............................................       7,170      327,131
Norfolk Southern Corp.................................       4,419      350,758
Union Pacific Corp....................................       6,956      459,096
                                                                   ------------
                                                                      1,698,099
                                                                   ------------
RESTAURANTS (0.5%)
Darden Restaurants, Inc...............................       5,434       64,529
Luby's Cafeterias, Inc................................         812       18,067
McDonald's Corp.......................................      23,535    1,062,017
Ryan's Family Steak Houses, Inc. (a)..................       1,847       12,929
Shoney's, Inc. (a)....................................       1,391       14,258
Wendy's International, Inc............................       3,465       73,631
                                                                   ------------
                                                                      1,245,431
                                                                   ------------
RETAIL--FOOD STORES (0.5%)
Albertson's, Inc......................................       8,576      281,936
American Stores Co....................................       4,997      133,670
Bruno's, Inc..........................................          66          709
Giant Food, Inc.......................................       1,972       62,118
Great Atlantic & Pacific Tea Company, Inc.............       1,277       29,371
Kroger Company (The) (a)..............................       4,153      155,737
Longs Drug Stores Corp................................         794       38,013

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

MULTI-ASSET FUND
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1995

COMMON STOCKS (Continued)

                                                       SHARES       VALUE
                                                   --------------------------
RETAIL--FOOD STORES (Continued)
Rite Aid Corp.......................................       2,983 $    102,168
Walgreen Company....................................       8,340      249,158
Winn-Dixie Stores, Inc..............................       5,296      195,290
                                                                 ------------
                                                                    1,248,170
                                                                 ------------
RETAIL--GENERAL MERCHANDISE (1.4%)
Dayton Hudson Corp..................................       2,532      189,900
Dillard Department Stores,
 Inc................................................       3,823      108,955
Federated Department Stores, Inc. (a)...............       6,700      184,250
Kmart Corp..........................................      15,607      113,151
May Department Stores Company.......................       8,450      357,012
Mercantile Stores Company, Inc......................       1,272       58,830
Nordstrom, Inc......................................       2,780      112,590
Penney (J.C.) Company, Inc..........................       7,769      369,999
Price/Costco, Inc. (a)..............................       6,717      102,434
Sears, Roebuck & Company............................      13,160      513,240
TJX Companies, Inc. (The)...........................       2,634       49,717
Wal-Mart Stores, Inc................................      77,949    1,744,109
Woolworth Corp......................................       4,515       58,695
                                                                 ------------
                                                                    3,962,882
                                                                 ------------
RETAIL--SPECIALTY STORES (0.7%)
Charming Shoppes, Inc...............................       3,476        9,993
Circuit City Stores, Inc............................       3,347       92,461
Gap, Inc. (The).....................................       4,871      204,582
Home Depot, Inc. (The)..............................      16,104      770,979
Limited Inc., (The).................................      12,047      209,317
Lowe's Companies, Inc...............................       5,435      182,072
Melville Corp.......................................       3,689      113,437
Pep Boys-Manny, Moe & Jack..........................       2,085       53,428
Tandy Corp..........................................       2,258       93,707
Toys "R" Us (a).....................................       9,264      201,492
                                                                 ------------
                                                                    1,931,468
                                                                 ------------
SAVINGS & LOANS (0.7%)
Ahmanson (H.F.) & Company...........................       4,042      107,113
Federal Home Loan Mortgage Corp.....................       6,135      512,272
Federal National Mortgage Association...............       9,266    1,150,142
Golden West Financial Corp..........................       1,974      109,064
Great Western Financial Corp........................       4,621      117,836
                                                                 ------------
                                                                    1,996,427
                                                                 ------------
SECURITY & COMMISSION BROKERS (0.7%)
Alexander & Alexander Services, Inc.................       1,501       28,519
American Express Company............................      16,588      686,328
Dean Witter Discover & Company......................       5,806      272,882
Marsh & McLennan Companies, Inc.....................       2,541      225,514

                                                         SHARES       VALUE
                                                     --------------------------
SECURITY & COMMISSION BROKERS (Continued)
Merrill Lynch & Co., Inc. ............................       5,944 $    303,144
Morgan Stanley Group Inc..............................       2,600      209,625
Salomon Inc...........................................       3,682      130,711
                                                                   ------------
                                                                      1,856,723
                                                                   ------------
STEEL (0.2%)
Armco Inc. (a)........................................       3,587       21,074
Bethlehem Steel Corp. (a).............................       3,702       51,828
Inland Steel Industries, Inc..........................       1,707       42,888
Nucor Corp............................................       3,004      171,604
USX-U.S. Steel Group Inc. ............................       2,847       87,545
Worthington Industries, Inc...........................       3,119       64,914
                                                                   ------------
                                                                        439,853
                                                                   ------------
TEXTILE (0.0%) (c)
Springs Industries, Inc...............................         681       28,176
                                                                   ------------
TIMESHARING & SOFTWARE (0.2%)
Automatic Data Processing, Inc........................       4,865      361,226
Computer Sciences Corp. (a)...........................       1,862      130,806
                                                                   ------------
                                                                        492,032
                                                                   ------------
TIRE & RUBBER PRODUCTS (0.1%)
Cooper Tire & Rubber Company..........................       2,888       71,117
Goodyear Tire & Rubber Company........................       5,196      235,769
                                                                   ------------
                                                                        306,886
                                                                   ------------
TOBACCO (1.1%)
American Brands, Inc..................................       6,464      288,456
Philip Morris Companies, Inc..........................      28,414    2,571,467
Schweitzer-Mauduit International, Inc. (a)............         335        7,747
UST Inc...............................................       6,829      227,918
                                                                   ------------
                                                                      3,095,588
                                                                   ------------
TRUCKING & SHIPPING (0.0%) (c)
Consolidated Freightways, Inc.........................       1,414       37,471
Roadway Services, Inc.................................       1,384       67,643
Yellow Corp...........................................         930       11,509
                                                                   ------------
                                                                        116,623
                                                                   ------------
UTILITIES--ELECTRIC (2.1%)
American Electric Power Company, Inc..................       6,357      257,458
Baltimore Gas & Electric Company......................       4,934      140,619
Carolina Power & Light Company........................       5,317      183,436
Central & South West Corp.............................       6,481      180,658
CINergy Corp..........................................       5,347      163,752
Consolidated Edison Company of New York...............       7,988      255,616

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                      MAINSTAY
                                                      INSTITUTIONAL FUNDS INC.

COMMON STOCKS (Continued)

                                                         SHARES       VALUE
                                                     --------------------------
UTILITIES--ELECTRIC (Continued)
Detroit Edison Company................................       4,967 $    171,362
Dominion Resources Inc................................       5,901      243,416
Duke Power Company....................................       7,050      333,994
Entergy Corp..........................................       7,700      225,225
FPL Group, Inc........................................       6,353      294,620
General Public Utilities
 Corp.................................................       3,949      134,266
Houston Industries Inc................................       8,818      213,836
Niagara Mohawk Power Corp.............................       4,769       45,902
Northern States Power Company.........................       2,309      113,430
Ohio Edison Company...................................       5,207      122,365
Pacific Gas & Electric Company........................      14,313      406,131
PacifiCorp............................................       9,511      202,109
Peco Energy Company...................................       7,526      226,721
P P & L Resources, Inc................................       5,300      132,500
Public Service Enterprise Group Inc...................       8,330      255,106
SCEcorp...............................................      15,175      269,356
Southern Company (The)................................      22,623      557,091
Texas Utilities Company...............................       7,642      314,277
Unicom Corp...........................................       7,293      238,846
Union Electric Company................................       3,473      144,998
                                                                   ------------
                                                                      5,827,090
                                                                   ------------
UTILITIES--GAS & PIPELINE (0.4%)
Columbia Gas System,
 Inc. (a).............................................       1,734       76,079
Consolidated Natural Gas Company......................       3,231      146,607
Eastern Enterprises...................................         796       28,059
Enron Corp............................................       8,570      326,731
Enserch Corp..........................................       2,210       35,912
Nicor Inc.............................................       1,842       50,655
Oneok, Inc............................................         924       21,137
Pacific Enterprises...................................       2,776       78,422
Panhandle Eastern Corp................................       5,043      140,574
Peoples Energy Corp...................................       1,162       36,894
Sonat Inc.............................................       2,903      103,419
Williams Companies, Inc. (The)........................       3,463      151,939
                                                                   ------------
                                                                      1,196,428
                                                                   ------------
UTILITIES--TELEPHONE (4.8%)
AT&T Corp.............................................      53,589    3,469,888
Airtouch Communications (a)...........................      16,718      472,283
Alltel Corp...........................................       6,424      189,508
Ameritech Corp........................................      18,862    1,112,858
Bell Atlantic Corp....................................      14,820      991,088
BellSouth Corp........................................      33,696    1,465,776
GTE Corp..............................................      32,753    1,441,132
MCI Communications Corp...............................      23,090      603,226
NYNEX Corp............................................      14,368      775,872
Pacific Telesis Group.................................      14,459      486,184
SBC Communications, Inc...............................      20,677    1,188,928

                                                       SHARES       VALUE
                                                   -----------------------------
UTILITIES--TELEPHONE (Continued)
Sprint Corp.........................................      11,821 $    471,362
U S West, Inc.......................................      15,885      567,889
                                                                 ------------
                                                                   13,235,994
                                                                 ------------
Total Common Stocks
 (Cost $138,601,663)................................              155,737,235(e)
                                                                 ------------
PREFERRED STOCK (0.0%) (c)
ELECTRONIC COMPONENTS (0.0%) (c)
Teledyne, Inc. $1.20, Series E......................          41          589
                                                                 ------------
Total Preferred Stock
 (Cost $603)........................................                      589
                                                                 ------------
SHORT-TERM
INVESTMENTS (27.4%)
                                                      PRINCIPAL
                                                       AMOUNT
                                                   ---------------
COMMERCIAL PAPER (19.8%)
American Honda Motor Co. Inc.
 5.73%, due 1/16/96 (f)............................. $   500,000      498,567
Banca Crt Financial Corp.
 5.80%, due 1/22/96 (f).............................   4,000,000    3,986,467
Banco Itau S.A., Cayman Islands
 5.72%, due 1/22/96 (f).............................   6,350,000    6,328,812
 5.95%, due 1/22/96 (f).............................   1,050,000    1,046,355
DIC Americas, Inc.
 5.72%, due 1/26/96 (f).............................     860,000      856,584
 6.00%, due 1/26/96 (f).............................   5,060,000    5,038,917
Dynamic Funding Corp.,
 Series A
 5.71%, due 1/4/96 (f)..............................     110,000      109,948
 5.75%, due 1/4/96 (f)..............................   1,130,000    1,129,458
 6.00%, due 2/2/96 (f)..............................     140,000      139,253
 6.05%, due 1/4/96 (f)..............................     560,000      559,717
Epson America Inc.
 6.05%, due 1/4/96 (f)..............................   2,940,000    2,938,518
Hartz 667 Commercial Paper Corp.
 5.98%, due 1/9/96 (f)..............................   8,200,000    8,189,103
Industrial Funding Corp.
 5.78%, due 1/10/96 (f).............................     300,000      299,566
 5.83%, due 1/10/96 (f).............................   9,200,000    9,186,591
Iris Partners, L.P.
 6.03%, due 1/12/96 (f).............................     300,000      299,447
Mitsui & Co. (U.S.A.) Inc.
 5.74%, due 1/12/96 (f).............................   1,900,000    1,896,668
 5.82%, due 1/11/96 (f).............................   5,600,000    5,590,947
Mitsubishi Motors Credit of America, Inc.
 5.85%, due 1/18/96 (f).............................     260,000      259,282
Questar Corp.
 5.90%, due 1/19/96 (f).............................   1,000,000      997,050
Shinhan Bank
 5.87%, due 1/22/96 (f).............................   2,000,000    1,993,152
 5.95%, due 1/22/96 (f).............................   2,330,000    2,321,913

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

MULTI-ASSET FUND
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1995

SHORT-TERM INVESTMENTS (Continued)

                                                    PRINCIPAL
                                                     AMOUNT        VALUE
                                                 ------------------------------
COMMERCIAL PAPER (Continued)
Strategic Asset Funding Corp.
 5.72%, due 1/31/96 (f)........................... $   365,000  $    363,260
 5.97%, due 1/5/96 (f)............................     875,000       874,420
                                                                ------------
Total Commercial Paper
 (Cost $54,903,995)...............................                54,903,995
                                                                ------------
U.S. GOVERNMENT &
 FEDERAL AGENCY (7.6%)
Federal National Mortgage Association
 5.41%, due 1/17/96 (f)...........................  14,410,000    14,376,583
United States Treasury Bills
 5.41%, due 3/7/96 (f)............................   6,630,000     6,571,484
                                                                ------------
Total U.S. Government & Federal Agency
 (Cost $20,948,068)...............................                20,948,067
                                                                ------------
Total Short-Term Investments (Cost $75,852,063)...                75,852,062
                                                                ------------
Total Investments
 (Cost $273,578,011) (g)..........................       106.1%  293,661,166(h)
Liabilities in Excess of Cash and Other Assets....        (6.1)  (16,773,803)
                                                   -----------  ------------
Net Assets........................................       100.0% $276,887,363
                                                   ===========  ============
FUTURES
CONTRACTS (0.9%)
                                                    CONTRACTS    UNREALIZED
                                                      LONG      APPRECIATION
                                                 ------------------------------
Standard & Poor's 500
 March 1996.......................................         117  $  1,508,047(i)
French Francs, Cac 40 Index
 January 1996.....................................         113       258,945(i)
Japanese Yen, Topix Index
 March 1996.......................................         127       833,219(i)
                                                                ------------
Total Contracts Long (Settlement Value
 $64,222,531).....................................                 2,600,211
                                                                ------------

                                                   CONTRACTS    UNREALIZED
                                                     SHORT    (DEPRECIATION)
                                                -------------------------------

United States Treasury Note
 March 1996 (5 Year).............................         169  $    (68,656)(i)
United States Treasury Note
 March 1996 (10 Year)............................          27       (11,814)(i)
United States Treasury Bond
 March 1996 (30 Year)............................         102      (121,125)(i)
                                                               ------------
Total Contracts Short (Settlement Value
 ($34,142,500))..................................                  (201,595)
                                                               ------------
Total Futures Contracts (Settlement Value
 $30,080,031)....................................              $  2,398,616
                                                               ============

--------
(a) Non-income producing securities.
(b) TBA: Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and the maturity date will be determined upon settlement.
(c) Less than one tenth of a percent.
(d) The combined market value of U.S. Government and Federal Agencies Investments and U.S. Treasury futures contracts represents 3.6% of net assets.
(e) The combined market value of common stocks and Standard & Poor's 500 Index futures contracts represents 69.3% of net assets.
(f) Segregated or partially segregated as collateral for futures contracts.
(g) The cost for Federal income tax purposes is $274,474,959.
(h) At December 31, 1995 net unrealized appreciation was $19,186,207, based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $20,898,887, and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $1,712,680.
(i) Represents the difference between the value of the contracts at the time they were opened and the value at December 31, 1995.

 The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                      MAINSTAY
                                                      INSTITUTIONAL FUNDS INC.
MULTI-ASSET FUND
STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 1995

ASSETS:
 Investment in securities, at value (Note 2) (identified cost
  $273,578,011).................................................. $293,661,166
 Cash............................................................        1,433
 Receivables:
 Dividends and interest..........................................    1,049,968
 Fund shares sold................................................      250,297
                                                                  ------------
   Total assets..................................................  294,962,864
                                                                  ------------
LIABILITIES:
 Payables:
 Investment securities purchased.................................   17,718,712
 Administrator...................................................      101,612
 Adviser.........................................................       35,078
 Custodian.......................................................       12,711
 Fund shares redeemed............................................        7,838
 Transfer agent..................................................        4,591
 Directors.......................................................        1,342
 Accrued expenses................................................       56,965
 Variation margin payable on futures contracts...................      136,652
                                                                  ------------
   Total liabilities.............................................   18,075,501
                                                                  ------------
 Net assets...................................................... $276,887,363
                                                                  ============
COMPOSITION OF NET ASSETS:
 Capital stock (par value of $.001 per share) 1 billion shares authorized
 Institutional Class............................................. $     23,184
 Institutional Service Class.....................................          300
 Additional paid-in capital......................................  256,077,474
 Accumulated distributions in excess of net realized gain on
  investments....................................................   (1,693,725)
 Accumulated net realized loss on foreign currency transactions..       (1,641)
 Net unrealized appreciation on investments......................   22,481,771
                                                                  ------------
 Net assets...................................................... $276,887,363
                                                                  ============
Institutional Class
 Net assets applicable to outstanding shares..................... $273,351,317
                                                                  ============
 Shares of capital stock outstanding.............................   23,184,113
                                                                  ============
 Net asset value per share outstanding........................... $      11.79
                                                                  ============
Institutional Service Class
 Net assets applicable to outstanding shares..................... $  3,536,046
                                                                  ============
 Shares of capital stock outstanding.............................      300,012
                                                                  ============
 Net asset value per share outstanding........................... $      11.79
                                                                  ============

STATEMENT OF OPERATIONS
For the year ended December 31, 1995

INVESTMENT INCOME:
 Income:
 Dividends (a).................................................... $ 2,709,007
 Interest.........................................................   9,014,086
                                                                   -----------
   Total income...................................................  11,723,093
                                                                   -----------
 Expenses: (Note 2)
 Administration (Note 3)..........................................   1,240,213
 Advisory (Note 3)................................................     372,064
 Legal............................................................      64,294
 Custodian........................................................      62,011
 Shareholder communication........................................      32,755
 Auditing.........................................................      30,979
 Transfer agent...................................................      29,520
 Registration.....................................................      27,893
 Directors........................................................      10,766
 Amortization of organization expense.............................       6,965
 Service (Note 3).................................................       3,226
 Miscellaneous....................................................      26,672
                                                                   -----------
   Total expenses before
    reimbursement.................................................   1,907,358
 Expense reimbursement from Administrator (Note 3)................    (167,833)
                                                                   -----------
   Net expenses...................................................   1,739,525
                                                                   -----------
 Net investment income............................................   9,983,568
                                                                   -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY:
 Net realized gain (loss) from:
 Security transactions............................................  17,142,745
 Futures transactions.............................................   7,503,201
 Foreign currency transactions....................................    (267,722)
                                                                   -----------
 Net realized gain on investments and foreign currency............  24,378,224
                                                                   -----------
 Net change in unrealized appreciation on investments:
 Security transactions............................................  22,048,798
 Futures transactions.............................................   2,398,535
                                                                   -----------
 Net unrealized gain on investments...............................  24,447,333
                                                                   -----------
 Net realized and unrealized gain on investments and foreign currency........................................................  48,825,557
                                                                   -----------
 Net increase in net assets resulting from operations............. $58,809,125
                                                                   ===========

--------
(a) Dividends recorded net of foreign withholding taxes of $19,715.

 The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

MULTI-ASSET FUND
STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 1995 and December 31, 1994


                                                        1995          1994
                                                    ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
 Net investment income............................. $  9,983,568  $  9,062,469
 Net realized gain on investments..................   24,645,946     8,532,889
 Net realized loss on foreign currency
  transactions.....................................     (267,722)          --
 Net change in unrealized appreciation
  (depreciation) on investments....................   24,447,333   (20,618,727)
                                                    ------------  ------------
 Net increase (decrease) in net assets resulting
  from operations..................................   58,809,125    (3,023,369)
                                                    ------------  ------------
 Dividends and distributions to shareholders:
 From net investment income:
  Institutional Class..............................   (9,683,938)   (9,086,283)
  Institutional Service Class......................     (122,295)          --
 From net realized gain on investments:
  Institutional Class..............................  (23,783,105)   (8,411,922)
  Institutional Service Class......................     (308,316)          --
 In excess of net realized gain on investments:
  Institutional Class..............................   (1,672,049)     (523,396)
  Institutional Service Class......................      (21,677)          --
                                                    ------------  ------------
   Total dividends and distributions to
    shareholders...................................  (35,591,380)  (18,021,601)
                                                    ------------  ------------
 Capital share transactions:
 Net proceeds from sale of shares:
  Institutional Class..............................   40,227,452    56,297,688
  Institutional Service Class......................    3,251,969           --
 Net asset value of shares issued to shareholders
  in reinvestment of dividends and distributions:
  Institutional Class..............................   35,139,085    17,861,871
  Institutional Service Class......................      452,281           --
                                                    ------------  ------------
                                                      79,070,787    74,159,559
 Cost of shares redeemed:
  Institutional Class..............................  (54,473,647)  (82,380,673)
  Institutional Service Class......................       (6,140)          --
                                                    ------------  ------------
  Increase (decrease) in net assets derived from
   capital share transactions......................   24,591,000    (8,221,114)
                                                    ------------  ------------
  Net increase (decrease) in net assets............   47,808,745   (29,266,084)
NET ASSETS:
 Beginning of year.................................  229,078,618   258,344,702
                                                    ------------  ------------
 End of year....................................... $276,887,363  $229,078,618
                                                    ============  ============
 Accumulated distribution in excess of net
  investment income................................ $        --   $    (23,814)
                                                    ============  ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                      MAINSTAY
                                                      INSTITUTIONAL FUNDS INC.
MULTI-ASSET FUND
FINANCIAL HIGHLIGHTS
(Selected per share data and ratios)


                                        INSTITUTIONAL
                          INSTITUTIONAL    SERVICE
                              CLASS         CLASS                  INSTITUTIONAL CLASS
                          ------------- ------------- -------------------------------------------------
                                          YEAR ENDED DECEMBER 31                     JANUARY 2, 1991(A)
                          ---------------------------------------------------------       THROUGH
                                     1995               1994       1993      1992    DECEMBER 31, 1991
                          --------------------------- --------   --------  --------  ------------------
Net asset value at
 beginning of period....    $  10.67       $10.67     $  11.67   $  12.02  $  11.79       $  10.00
                            --------       ------     --------   --------  --------       --------
Net investment income...        0.48         0.47         0.45       0.39      0.50           0.51
Net realized and
 unrealized gain (loss)
 on investments.........        2.39         2.39        (0.55)      0.59      0.29           1.28
Net realized and
 unrealized loss on
 foreign currency
 transactions...........       (0.01)       (0.01)         --         --        --             --
                            --------       ------     --------   --------  --------       --------
Total from investment
 operations.............        2.86         2.85        (0.10)      0.98      0.79           1.79
                            --------       ------     --------   --------  --------       --------
Less dividends and
 distributions:
From net investment
 income.................       (0.48)       (0.47)       (0.45)     (0.88)    (0.51)           --
From net realized gain
 on investments.........       (1.18)       (1.18)       (0.42)     (0.44)    (0.05)           --
In excess of net
 realized gain on
 investments............       (0.08)       (0.08)       (0.03)     (0.01)      --             --
                            --------       ------     --------   --------  --------       --------
Total dividends and
 distributions..........       (1.74)       (1.73)       (0.90)     (1.33)    (0.56)           --
                            --------       ------     --------   --------  --------       --------
Net asset value at end
 of period..............    $  11.79       $11.79     $  10.67   $  11.67  $  12.02       $  11.79
                            ========       ======     ========   ========  ========       ========
Total investment
 return.................       26.81%       26.70%       (0.86%)     8.79%     7.09%         17.90%
Ratios (to average net
 assets)/
 Supplemental Data:
 Net investment income..        4.03%        3.78%        3.63%      3.55%     4.65%          5.87%
 Net expenses...........        0.70%        0.95%        0.70%      0.60%     0.60%          0.60%
 Expenses (before
  reimbursement)........        0.77%        1.02%        0.75%      0.75%     0.79%          0.88%
Portfolio turnover
 rate...................         261%         261%         128%       101%       89%            22%
Net assets at end of
 period (in 000's)......    $273,351       $3,536     $229,079   $258,345  $190,899       $139,449

--------
(a) Commencement of operations.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                             ---------------------
                               Value Equity Fund
                             ---------------------

For the year ended December 31, 1995, the MainStay Institutional Value Equity Fund returned 29.42% and 29.32% for Institutional Class and Service Class shares, respectively. These results represented the second highest annual returns in the Fund's history and helped the Fund earn an overall five-star rating in the equity category, the highest rating available, from Morningstar, Inc.* as of 12/31/95. This rating is based on a Morningstar universe of 1,394 equity funds for the three-year period (12/31/92 to 12/31/95), and a universe of 950 equity funds for the five-year period (12/31/90 to 12/31/95). These outstanding returns reflected unusually favorable market conditions which are unlikely to be repeated in 1996.

Although performance was strong in absolute terms, growth stocks outperformed value equities during much of 1995. As a result, despite the Value Equity Fund outperforming its Lipper(S) peer group in the first and fourth quarters of 1995, it lagged the average Lipper growth and income fund (among 448 funds), and the S&P 500+, which had returns of 30.82% and 37.53%, respectively, for the year 12/31/94 to 12/31/95.

A slowing economy, combined with low inflation and declining interest rates, made 1995 a challenging year for value investors. This environment was favorable for defense stocks, utilities, and technology issues that replaced labor with knowledge-based systems. It also was favorable for financials, especially banks and consumer nondurables, as well as niche sectors, such as fertilizers, oil service and airlines, where supply and demand came into balance. The environment was unfavorable for more economically sensitive sectors such as chemicals, papers, retailers, autos, and auto parts.

As a result of our disciplined individual stock selection, on balance, the Fund was overweighted during the year in economically sensitive sectors with very low price/earnings ratios which limited the Fund's performance. We were also very underweighted in technology, capital goods stocks and utilities, primarily because these sectors did not meet our strict criteria for free cash flow and value catalysts. This unfavorable sector mix was partially offset by our decisions to hold or buy stocks in some niche segments which did very well, such as fertilizer and farm related stocks (IMC Global, Potash Corp., Vigoro, and Case), oil service (Coastal Corp.) and defense issues (McDonald Douglas, Lockheed Martin, Loral, and Honeywell). Also benefiting the Fund were investments in transportation (Union Pacific was one of our largest purchases) and banking (First Fidelity was bought by First Union and First Interstate, with bids from both Wells Fargo and First Bank Systems). Although the Fund was only market-weighted in consumer nondurables, it benefited from extraordinary returns in such names as Philip Morris, Kroger, and Merck.

The Fund's primary weaknesses relative to its peer group came in the second and third quarters. We pared back on selected energy holdings in the third quarter in response to their poor showing and saw disappointing results in consumer cyclicals, particularly retail holdings in both the second and third quarters.

In the fourth quarter, our decision to hold HMOs such as U.S. Healthcare, Humana, and FHP, helped contribute to the Fund's positive overall performance. On balance, we believe it was a reasonably good year, given the defensive, capital preservation bias in value investing and our rigorous methodology.

Although the economy may slow further before turning around, we believe an eventual pick-up in the economy will cause a rotation back into cyclical stocks, which should cause value investing to come back into favor. Our screening process continues to point toward housing and auto related stocks, as well as basic industry, where we already have a sizable weighting. At the same time, technology stocks have undergone severe corrections and there may be some selected stocks in this sector that now offer the appropriate value catalysts. Finally, while the retail sector shows some favorable attributes, we have little confidence in earnings estimates based on weak year-end sales. Over the long term, we are confident that our adherence to strict value disciplines will reward the patient investor who seeks to accumulate capital and manage downside risk.

Denis Laplaige
Thomas Kolefas
Portfolio Managers

--------------------------------------------------------------------------------
    Past performance is no guarantee of future results.

  * Morningstar, Inc. is an independent fund performance monitor. Its ratings reflect historic risk-adjusted performance, which does not include sales charges, and may change monthly. Its ratings of 1 (low) and 5 (high) stars are based on a fund's 3 and 5 year average annual returns with fee adjustments, and a risk factor that reflects fund performance relative to 3-month Treasury bill monthly returns. As of 12/31/95, the Value Equity Funds' three- and five-year ratings for those periods were 4 and 5 stars out of 1,394 and 950 funds in the equity category. Only 10% of the funds in an investment category may receive 5 stars, 22.5% may receive 4 stars, 35% may receive 3 stars, and 22.5% may receive 2 stars. Ratings reflect Institutional Class performance only. Service Class shares, introduced January 1, 1995, will not be rated by Morningstar until they have a three year operating history.

(S) Lipper Analytical Services Inc. is an independent monitor of mutual fund performance. Results do not reflect any deduction of sales charges and are based on total returns with capital gains and dividends reinvested.



VALUE STOCKS Stocks that are currently out of favor, but have features that the adviser believes are likely to make them increase in value over time.

WEIGHTING The proportion of a portfolio allocated to a specific security or sector. A Fund is said to be overweighted in a sector when that portion of the portfolio is larger than the sector's general relationship to the market as a whole.

BOTTOM-UP INVESTING Security selection based on the specific fundamental merits of individual issues. The opposite of "top-down" investing, which starts with general economic trends, compares market sectors, and uses relative security values to narrow the range of issues to examine.

                  $10,000 Invested in Mainstay Institutional
                      Value Equity Fund vs S&P 500 Index

                          Institutional Class Shares
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

               VALUE EQUITY FUND                   S&P 500
1/91              $10,000                         $10,000
4Q 1991           $13,660                         $13,055
4Q 1992           $16,489                         $14,056
4Q 1993           $18,945                         $15,460
4Q 1994           $19,177                         $15,663
4Q 1995           $24,818                         $21,525






--------------------------------------------------------------------------------
[ ] Value Equity Fund [ ] S&P 500 Index
Source: (C) Ibbotson Associates EnCorr Software
These graphs assume a $10,000 investment made on 1/2/91.


                  $10,000 Invested in Mainstay Institutional
                      Value Equity Fund vs S&P 500 Index

                             Service Class Shares
--------------------------------------------------------------------------------

                             [LINE GRAPH APPEARS HERE]

                 VALUE EQUITY FUND                      S&P 500
  1/91              $10,000                           $10,000
  4Q 1991           $13,660                           $13,055
  4Q 1992           $16,489                           $14,056
  4Q 1993           $18,945                           $15,460
  4Q 1994           $19,177                           $15,663
  4Q 1995           $24,799                           $21,525
----------------------------------------------------------------------------------------------------------------------------

                                                   Total Return*            SEC Average Annual Total Return*
Performance                                   as of December 31, 1995            as of December 31, 1995
-----------------------------------------------------------------------------------------------------------------
                                                       1995              One Year    Five Year    Since Inception
-----------------------------------------------------------------------------------------------------------------
Value Equity Fund Institutional Class                 29.42%              29.42%       19.94%         19.94%
Value Equity Fund Service Class**                     29.32%              29.32%       19.92%         19.92%
Average Lipper Growth & Income Fund                   30.82%              30.82%       15.31%         15.31%
S&P 500 Index                                         37.53%              37.53%       16.56%         16.56%


Year-By-Year Performance
--------------------------------------------------------------------------------

                           [BAR CHART APPEARS HERE]

                   Institutional Class Shares
                   Total Return %*
1991                    36.60
1992                    20.71
1993                    14.90
1994                     1.22
1995                    29.42


Portfolio Composition (% of net assets as of December 31, 1995)
--------------------------------------------------------------------------------

                           [PIE CHART APPEARS HERE]

Common Stocks           93.86%
Cash & Equivalents       6.14%

Top 10 Holdings
(% of net assets as of December 31, 1995)

 1. Phillip Morris Cos. Inc.                     2.22%
 2. Aetna Life & Casualty Co.                    2.00%
 3. Humana, Inc.                                 1.83%
 4. Allstate Corp.                               1.81%
 5. US Healthcare, Inc.                          1.63%
 6. Case Corp.                                   1.63%
 7. Premark International Inc.                   1.61%
 8. IBM Corp.                                    1.59%
 9. IMC Global, Inc.                             1.59%
10. Kroger Co.                                   1.59%

Top 5 Industry Holdings
(% of net assets as of December 31, 1995)

 1. Insurance                                   15.33%
 2. Chemicals                                   10.35%
 3. Retail                                       8.50%
 4. Banks                                        6.17%
 5. Energy                                       5.77%

--------------------------------------------------------------------------------
** Performance figures for the Service Class, first offered to the public on 1/1/95, include the historical performance of the Institutional Class from the Funds' inception (1/2/91) up to December 31, 1994. Performance figures for these two Classes after this date will vary based on differences in their expense structures.

* The total return reflects the annual return on an investment including appreciation and dividends or interest. Total returns shown herein include the change in share price and reinvestment of capital gains distributions and dividends, and, for the Service Class shares, include the service fee of .25%.

   Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that upon redemption, shares may be worth more or less than their original cost.

   The Institutional Class shares are sold with no sales charge. The Service Class shares, first offered 1/1/95, are sold with no initial or contingent deferred sales charge, but are subject to an annual shareholder service fee of .25%.

VALUE EQUITY FUND
PORTFOLIO OF INVESTMENTS
December 31, 1995

COMMON STOCKS (93.9%)+


                                                         SHARES       VALUE
                                                     --------------------------
AEROSPACE (1.5%)
McDonnell Douglas Corp................................     102,500 $  9,430,000
                                                                   ------------
AUTO MANUFACTURING (0.5%)
General Motors Corp...................................      58,400    3,087,900
                                                                   ------------
BANKS (6.2%)
Bankers Trust New York Corp...........................     125,000    8,312,500
First Bank System, Inc................................      53,800    2,669,825
First Interstate Bancorp..............................      66,700    9,104,550
First Union Corp......................................     112,000    6,230,000
National City Corp....................................     166,400    5,512,000
PNC Bank Corp.........................................     173,800    5,605,050
                                                                   ------------
                                                                     37,433,925
                                                                   ------------
BEVERAGES (0.9%)
Anheuser-Busch Cos., Inc..............................      82,100    5,490,437
                                                                   ------------
BUILDING MATERIALS (0.6%)
Armstrong World Industries, Inc.......................      58,400    3,620,800
                                                                   ------------
CAPITAL GOODS (2.5%)
Case Corp.............................................     216,600    9,909,450
Honeywell Inc.........................................     110,900    5,392,512
                                                                   ------------
                                                                     15,301,962
                                                                   ------------
CHEMICALS (10.3%)
Agrium, Inc...........................................     113,500    5,107,500
FMC Corp. (a).........................................     101,100    6,836,887
Geon Co. (The)........................................      12,500      304,687
Georgia Gulf Corp.....................................     225,500    6,934,125
IMC Global, Inc.......................................     236,000    9,646,500
International Specialty Products, Inc. (a)............     618,000    6,720,750
Lyondell Petrochemical Co.............................     259,100    5,926,913
Potash Corp. of Saskatchewan Inc......................      82,900    5,875,538
PPG Industries, Inc...................................     159,000    7,274,250
Vigoro Corp. (The)....................................     132,300    8,169,525
                                                                   ------------
                                                                     62,796,675
                                                                   ------------
CONGLOMERATES (1.7%)
Hanson Plc ADR (b)....................................     220,200    3,358,050
Textron Inc...........................................      70,100    4,731,750
U.S. Industries, Inc. (a).............................      13,150      241,631
Whitman Corp..........................................      78,700    1,829,775
                                                                   ------------
                                                                     10,161,206
                                                                   ------------
DEFENSE ELECTRONICS (4.0%)
Litton Industries, Inc. (a)...........................     182,400    8,116,800
Lockheed Martin Corp..................................     118,775    9,383,225
Loral Corp............................................     186,000    6,579,750
                                                                   ------------
                                                                     24,079,775
                                                                   ------------

                                                         SHARES       VALUE
                                                     --------------------------
DOMESTIC OILS (3.3%)
Noble Affiliates, Inc.................................     119,800 $  3,579,025
Parker & Parsley Petroleum Co.........................     342,900    7,543,800
Unocal Corp...........................................     311,600    9,075,350
                                                                   ------------
                                                                     20,198,175
                                                                   ------------
DRUGS (1.8%)
Merck & Co., Inc......................................      92,400    6,075,300
Warner-Lambert Co.....................................      50,900    4,943,662
                                                                   ------------
                                                                     11,018,962
                                                                   ------------
ENERGY (5.8%)
Coastal Corp..........................................     217,900    8,116,775
Horsham Corp..........................................     357,900    4,831,650
MAPCO, Inc............................................     118,500    6,473,062
Panhandle Eastern Corp................................     305,700    8,521,388
Tosco Corp............................................     186,000    7,091,250
                                                                   ------------
                                                                     35,034,125
                                                                   ------------
FINANCE (1.4%)
Travelers Group Inc...................................     133,784    8,411,669
                                                                   ------------
FOOD (1.4%)
Archer Daniels Midland Co.............................     366,450    6,596,100
IBP, Inc..............................................      33,800    1,706,900
                                                                   ------------
                                                                      8,303,000
                                                                   ------------
FOOD, BEVERAGES & TOBACCO (4.8%)
American Brands, Inc..................................     154,000    6,872,250
Philip Morris Cos. Inc................................     148,700   13,457,350
RJR Nabisco Holdings Corp.............................     285,000    8,799,375
                                                                   ------------
                                                                     29,128,975
                                                                   ------------
HEALTH CARE (4.1%)
Baxter International Inc..............................      42,500    1,779,687
FHP International Corp. (a)...........................      65,000    1,852,500
Humana, Inc. (a)......................................     406,500   11,127,938
U.S. Healthcare, Inc..................................     213,200    9,913,800
                                                                   ------------
                                                                     24,673,925
                                                                   ------------
HOUSEHOLD PRODUCTS (1.6%)
Premark International, Inc............................     192,600    9,750,375
                                                                   ------------
INSURANCE (10.6%)
Aetna Life and Casualty Co............................     175,700   12,167,225
Allstate Corp. (The)..................................     267,471   10,999,745
American International Group, Inc.....................      83,675    7,739,937
Chubb Corp. (The).....................................      96,800    9,365,400
Providian Corp........................................     200,100    8,154,075
SAFECO Corp...........................................     214,000    7,383,000
St. Paul Cos., Inc. (The).............................      48,000    2,670,000
Torchmark Corp........................................     126,000    5,701,500
                                                                   ------------
                                                                     64,180,882
                                                                   ------------

--------
+Percentages indicated are based on Fund net assets.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                      MAINSTAY
                                                      INSTITUTIONAL FUNDS INC.

COMMON STOCKS (Continued)


                                                         SHARES       VALUE
                                                     --------------------------
INTERNATIONAL OILS (3.1%)
British Petroleum Company, Plc ADR (b)................      91,000 $  9,293,375
Occidental Petroleum Corp.............................     309,800    6,621,975
Union Texas Petroleum Holdings, Inc...................     155,900    3,020,562
                                                                   ------------
                                                                     18,935,912
                                                                   ------------
OIL SERVICES (0.6%)
Nabors Industries, Inc. (a)...........................     304,000    3,382,000
                                                                   ------------
PAPER & FOREST PRODUCTS (5.0%)
Champion International Corp...........................     171,700    7,211,400
Chesapeake Corp.......................................     222,200    6,582,675
Rayonier, Inc.........................................     203,750    6,800,156
Stone Container Corp..................................     363,800    5,229,625
Temple-Inland Inc.....................................     102,700    4,531,638
                                                                   ------------
                                                                     30,355,494
                                                                   ------------
PHOTOGRAPHY (1.5%)
Eastman Kodak Co......................................     137,000    9,179,000
                                                                   ------------
PUBLISHING (0.0%) (c)
Harland (John H.) Co. (The)...........................      11,900      248,413
                                                                   ------------
RAILROADS (4.4%)
Conrail Inc...........................................     128,000    8,960,000
Illinios Central Corp.................................     236,200    9,064,175
Union Pacific Corp....................................     128,100    8,454,600
                                                                   ------------
                                                                     26,478,775
                                                                   ------------
REAL ESTATE (1.2%)
Meditrust.............................................     211,100    7,362,113
                                                                   ------------
RETAIL (8.5%)
American Stores Co....................................     203,900    5,454,325
Dillard Department Stores, Inc........................     198,500    5,657,250
Federated Department Stores, Inc. (a).................     232,500    6,393,750
Kroger Co. (The) (a)..................................     256,700    9,626,250
Limited Inc. (The)....................................     365,200    6,345,350
Mac Frugals Bargains
Close-Outs, Inc. (a)..................................      58,600      820,400
Penney (J.C.) Co., Inc................................     178,000    8,477,250
Sears, Roebuck and Co.................................     188,300    7,343,700
Stop & Shop Cos. Inc. (The) (a).......................      64,900    1,500,812
                                                                   ------------
                                                                     51,619,087
                                                                   ------------
TECHNOLOGY (1.7%)
Apple Computer, Inc...................................      21,800      694,875
International Business Machines Corp..................     105,500    9,679,625
                                                                   ------------
                                                                     10,374,500
                                                                   ------------
TEXTILE & APPAREL (1.0%)
Burlington Industries, Inc. (a).......................     356,000    4,672,500
Jones Apparel Group, Inc. (a).........................      35,000    1,378,125
                                                                   ------------
                                                                      6,050,625
                                                                   ------------

                             SHARES          VALUE
                        ------------------------------
TIRE & RUBBER (1.4%)
Goodyear Tire & Rubber
 Co. (The)...............      182,500    $  8,280,938
                                          ------------
TRANSPORTATION (0.4%)
Arkansas Best Corp.......      305,500       2,405,813
                                          ------------
UTILITIES--ELECTRIC (2.1%)
Entergy Corp.............      134,700       3,939,975
Long Island Lighting Co..       82,500       1,350,938
Unicom Corp..............      233,400       7,643,850
                                          ------------
                                            12,934,763
                                          ------------
Total Common Stocks
 (Cost $463,880,785).....                  569,710,201
                                          ------------

SHORT-TERM
INVESTMENTS (6.1%)

                            PRINCIPAL
                             AMOUNT
                        ---------------
COMMERCIAL PAPER (6.1%)
Beneficial Corp.
 5.92%, due 1/2/96.......  $19,112,000      19,112,000
Prudential Funding Corp.
 5.65%, due 1/4/96.......    9,751,000       9,751,000
Texaco Inc.
 5.95%, due 1/3/96.......    8,493,000       8,493,000
                                          ------------
Total Short-Term
 Investments
 (Cost $37,356,000)......                   37,356,000
                                          ------------
Total Investments
 (Cost $501,236,785) (d).        100.0%    607,066,201(e)
Liabilities in Excess of
 Cash and Other Assets...          0.0(c)     (104,290)
                           -----------    ------------
Net Assets...............        100.0%   $606,961,911
                           ===========    ============

--------
(a) Non-income producing securities.
(b) ADR--American Depository Receipt.
(c) Less than one tenth of a percent.
(d) The cost for Federal income tax purpose is $501,322,377.
(e) At December 31, 1995 net unrealized appreciation was $105,743,824, based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $116,916,367 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $11,172,543.

 The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

VALUE EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 1995


ASSETS:
 Investment in securities, at value (Note 2) (identified cost
  $501,236,785)................................................... $607,066,201
 Cash.............................................................          136
 Receivables:
 Fund shares sold.................................................    2,745,042
 Investment securities sold.......................................    2,398,383
 Dividends and interest...........................................    1,428,267
                                                                   ------------
   Total assets...................................................  613,638,029
                                                                   ------------
LIABILITIES:
 Payables:
 Investment securities purchased..................................    5,930,617
 Administrator....................................................      305,197
 Fund shares redeemed.............................................      153,948
 Adviser..........................................................      126,908
 Custodian........................................................        9,982
 Transfer agent...................................................        4,898
 Directors........................................................        2,325
 Accrued expenses.................................................      118,227
 Dividend payable.................................................       24,016
                                                                   ------------
   Total liabilities..............................................    6,676,118
                                                                   ------------
 Net assets....................................................... $606,961,911
                                                                   ============
COMPOSITION OF NET ASSETS:
 Capital stock (par value of $.001 per share) 1 billion shares authorized......................................................
 Institutional Class.............................................. $     41,829
 Institutional Service Class......................................          223
 Additional paid-in capital.......................................  495,095,749
 Accumulated undistributed net realized gain on investments.......    5,994,694
 Unrealized appreciation on investments...........................  105,829,416
                                                                   ------------
 Net assets....................................................... $606,961,911
                                                                   ============
Institutional Class
 Net assets applicable to outstanding shares...................... $603,749,226
                                                                   ============
 Shares of capital stock outstanding..............................   41,828,853
                                                                   ============
 Net asset value per share outstanding............................ $      14.43
                                                                   ============
Institutional Service Class
 Net assets applicable to outstanding shares...................... $  3,212,685
                                                                   ============
 Shares of capital stock outstanding..............................      222,600
                                                                   ============
 Net asset value per share outstanding............................ $      14.43
                                                                   ============

STATEMENT OF OPERATIONS
For the year ended December 31, 1995

INVESTMENT INCOME:
 Income:
 Dividends (a).................................................... $ 10,698,719
 Interest.........................................................    2,406,282
                                                                   ------------
   Total income...................................................   13,105,001
                                                                   ------------
 Expenses: (Note 2)
 Administration (Note 3)..........................................    3,060,145
 Advisory (Note 3)................................................    1,275,060
 Legal............................................................      116,199
 Shareholder communication........................................       63,108
 Custodian........................................................       54,238
 Auditing.........................................................       46,998
 Registration.....................................................       37,500
 Transfer agent...................................................       34,827
 Directors........................................................       21,315
 Amortization of organization expense.............................        6,520
 Service (Note 3).................................................        2,536
 Miscellaneous....................................................        8,996
                                                                   ------------
   Total expenses.................................................    4,727,442
                                                                   ------------
 Net investment income............................................    8,377,559
                                                                   ------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
 Net realized gain on investments.................................   20,263,540
 Net change in unrealized appreciation on investments.............  101,419,028
                                                                   ------------
 Net realized and unrealized gain on investments..................  121,682,568
                                                                   ------------
 Net increase in net assets resulting from operations............. $130,060,127
                                                                   ============

--------
(a) Dividends recorded net of foreign withholding taxes of $46,095.

 The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                      MAINSTAY
                                                      INSTITUTIONAL FUNDS INC.
VALUE EQUITY FUND
STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 1995 and December 31, 1994


                                                        1995          1994
                                                    ------------  ------------
INCREASE IN NET ASSETS:
 Operations:
 Net investment income............................. $  8,377,559  $  5,329,580
 Net realized gain on investments..................   20,263,540    24,798,536
 Net change in unrealized appreciation on
  investments......................................  101,419,028   (27,279,016)
                                                    ------------  ------------
 Net increase in net assets resulting from
  operations.......................................  130,060,127     2,849,100
                                                    ------------  ------------
 Dividends and distributions to shareholders:
 From net investment income:
  Institutional Class..............................   (8,337,828)   (5,329,580)
  Institutional Service Class......................      (41,210)          --
 From net realized gain on investments:
  Institutional Class..............................  (14,061,287)  (24,739,162)
  Institutional Service Class......................      (73,769)          --
 In excess of net realized gain on investments:
  Institutional Class..............................          --       (113,050)
                                                    ------------  ------------
   Total dividends and distributions to
    shareholders...................................  (22,514,094)  (30,181,792)
                                                    ------------  ------------
 Capital share transactions:
 Net proceeds from sale of shares:
  Institutional Class..............................  141,414,162   151,252,407
  Institutional Service Class......................    3,038,197           --
 Net asset value of shares issued to shareholders
  in reinvestment of dividends and distributions:
  Institutional Class..............................   22,375,101    30,148,321
  Institutional Service Class......................      114,977           --
                                                    ------------  ------------
                                                     166,942,437   181,400,728
 Cost of shares redeemed:
  Institutional Class..............................  (64,008,663)  (62,590,154)
  Institutional Service Class......................      (55,323)          --
                                                    ------------  ------------
  Increase in net assets derived from capital
   share transactions..............................  102,878,451   118,810,574
                                                    ------------  ------------
  Net increase in net assets.......................  210,424,484    91,477,882
NET ASSETS:
 Beginning of year.................................  396,537,427   305,059,545
                                                    ------------  ------------
 End of year....................................... $606,961,911  $396,537,427
                                                    ============  ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

VALUE EQUITY FUND
FINANCIAL HIGHLIGHTS
(Selected per share data and ratios)


                          INSTITUTIONAL INSTITUTIONAL
                              CLASS     SERVICE CLASS              INSTITUTIONAL CLASS
                          ------------- ------------- ------------------------------------------------
                                          YEAR ENDED DECEMBER 31                    JANUARY 2, 1991(A)
                          --------------------------------------------------------       THROUGH
                                     1995               1994      1993      1992    DECEMBER 31, 1991
                          --------------------------- --------  --------  --------  ------------------
Net asset value at
 beginning of period....    $  11.58       $11.58     $  12.40  $  14.16  $  13.66       $  10.00
                            --------       ------     --------  --------  --------       --------
Net investment income...        0.21         0.20         0.17      0.16      0.21           0.28
Net realized and
 unrealized gain (loss)
 on investments.........        3.20         3.20        (0.02)     1.63      2.22           3.38
                            --------       ------     --------  --------  --------       --------
Total from investment
 operations.............        3.41         3.40         0.15      1.79      2.43           3.66
                            --------       ------     --------  --------  --------       --------
Less dividends and
 distributions:
From net investment
 income.................       (0.21)       (0.20)       (0.17)    (0.37)    (0.28)           --
From net realized gain
 on investments.........       (0.35)       (0.35)       (0.80)    (3.18)    (1.65)           --
                            --------       ------     --------  --------  --------       --------
Total dividends and
 distributions..........       (0.56)       (0.55)       (0.97)    (3.55)    (1.93)           --
                            --------       ------     --------  --------  --------       --------
Net asset value at end
 of period..............    $  14.43       $14.43     $  11.58  $  12.40  $  14.16       $  13.66
                            ========       ======     ========  ========  ========       ========
Total investment
 return.................       29.42%       29.32%        1.22%    14.90%    20.71%         36.60%
Ratios (to average net
 assets)/
 Supplemental Data:
 Net investment income..        1.64%        1.39%        1.50%     1.38%     1.67%          2.33%
 Net expenses...........        0.93%        1.18%        0.92%     0.90%     0.90%          0.90%
 Expenses (before
  reimbursement)........        0.93%        1.18%        0.92%     0.93%     0.95%          0.99%
Portfolio turnover
 rate...................          51%          51%          43%       83%      133%           142%
Net assets at end of
 period (in 000's)......    $603,749       $3,213     $396,537  $305,060  $230,836       $182,627

--------
(a) Commencement of operations.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                             --------------------
                                   Bond Fund
                             --------------------

For the year ended 12/31/95, the MainStay Institutional Bond Fund returned 17.88% and 17.55% for Institutional Class and Service Class shares, respectively. These results compared favorably with the average Lipper(S) intermediate U.S. government fund, which returned 15.69% (among 106 funds from 12/31/94 to 12/31/95). These performance numbers place the Fund's Institutional Class shares in the top 18 percent (19th out of 106 funds) and Service Class shares in the top 22 percent (23rd out of 106 funds) of their Lipper universe, and helped the Fund receive an overall four-star rating in the fixed-income category from Morningstar, Inc.(S)(S) as of 12/31/95. This rating is based on a Morningstar universe of 765 fixed income funds for the three-year period 12/31/92 to 12/31/95; and a universe of 439 fixed income funds for the five-year period 12/31/90 to 12/31/95.

Highlights of the year included the Federal Reserve raising short-term interest rates during the first half, then easing rates in the third and fourth quarters. These movements, combined with a low inflation environment and a slowly growing economy contributed to the bond market's strong performance. Throughout the year our duration position was closely in line with the market, allowing us to participate in the bond rally. The Fund's corporate bonds and mortgage related securities underperformed our Treasury holdings.

During the final quarter of 1995, the Fund's average maturity was equal to that of the market and was positioned for a steepening yield curve. The Fund was underweighted in Treasuries compared to the Lehman Brothers Government/Corporate Bond Index,++ and security selection added value. Older and newer issues vacillated during the quarter as to which group had better value. The Fund's holdings of corporate bonds equaled that of the Index, but were overweighted in asset-backed and mortgage-backed securities. The portfolio had an average-weighted quality rating of AAA+, the highest rating by Standard & Poor's Corporation.

Ravi Akhoury
Edward Munshower
Portfolio Managers

DURATION A measure of average maturity, adjusted for the level of interest payments investors will receive. Duration is a better gauge of interest-rate sensitivity than average maturity alone.

YIELD CURVE Fixed-income securities may carry a variety of maturities, from as short as overnight to as long as 30 years. When the interest rates available from this spectrum of short-, intermediate-, and long-term securities are plotted on a graph, the resulting line is known as a "yield curve."

QUALITY RATING Generally, securities rated among the top four rating categories by independent rating agencies such as Moody's and Standard & Poor's are considered "investment grade." Investment grade securities generally represent higher quality and may involve less risk than those designated as non-investment grade.

   $10,000 Invested in Mainstay Institutional Bond Fund vs. Lehman Brothers
                        Government/Corporate Bond Index

                          Institutional Class Shares
--------------------------------------------------------------------------------

                             [LINE GRAPH APPEARS HERE]

                                    LB GVT/CORP
                 BOND FUND          INDEX
1/91             $10,000            $10,000
4Q 1991          $11,400            $11,613
4Q 1992          $12,128            $12,492
4Q 1993          $13,310            $13,874
4Q 1994          $12,870            $13,387
4Q 1995          $15,171            $15,962
--------------------------------------------------------------------------------

[ ] Bond Fund [ ] Lehman Brothers Gov't/Corp Bond Index
Source: (C) Ibbotson Associates EnCorr Software
These graphs assume a $10,000 investment made on 1/2/91.

Note: See following page for additional footnotes regarding these performance figures.

   $10,000 Invested in Mainstay Institutional Bond Fund vs. Lehman Brothers
                        Government/Corporate Bond Index

                             Service Class Shares
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

                                      LB GVT/CORP
                  BOND FUND           INDEX
1/91              $10,000             $10,000
4Q 1991           $11,400             $11,613
4Q 1992           $12,128             $12,492
4Q 1993           $13,310             $13,874
4Q 1994           $12,870             $13,387
4Q 1995           $15,129             $15,962
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
       Past performance is no guarantee of future results.

     + The S&P 500 Stock Index is a registered trademark of Standard & Poor's
       Corporation. S&P 500 Stock Index is an unmanaged index that is considered representative of the U.S. stock market.

   (S) Lipper Analytical Services Inc. is an independent monitor of mutual fund performance. Results do not reflect any deduction of sales charges and are based on total returns with capital gains and dividends reinvested.

    ++ The Lehman Brothers Government/Corporate Bond Index is an unmanaged index generally considered representative of the U.S. intermediate-term bond market.

(S)(S) Morningstar, Inc. is an independent fund performance monitor. Its ratings reflect historic risk-adjusted performance, which does not include sales charges, and may change monthly. Its ratings of 1 (low) and 5 (high) stars are based on a fund's 3 & 5-year average annual returns with fee adjustments, and a risk factor that reflects fund performance relative to 3-month Treasury bill monthly returns. As of 12/31/95, the Bond Fund's three- and five-year ratings for those periods were 4 and 4 stars out of 765 and 439 funds in the fixed-income category, respectively. Only 10% of the funds in an investment category may receive 5 stars, 22.5% may receive 4 stars, 35% may receive 3 stars, and 22.5% may receive 2 stars. Ratings reflect Institutional Class performance only. Service Class shares, introduced January 1, 1995, will not be rated by Morningstar until they have a three year operating history.

                                                        Total Return*                SEC Average Annual Total Return*
Performance                                        as of December 31, 1995               as of December 31, 1995
-------------------------------------------------------------------------------------------------------------------------
                                                            1995                 One Year    Five Year    Since Inception
-------------------------------------------------------------------------------------------------------------------------
Bond Fund Institutional Class                              17.88%                 17.88%       8.69%          8.69%
Bond Fund Service Class**                                  17.55%                 17.55%       8.63%          8.63%
Average Lipper Intermediate U.S. Government Fund           15.69%                 15.69%       8.13%          8.13%
Lehman Brothers Gov't/Corporate Bond Index                 19.24%                 19.24%       9.80%          9.80%


Year-By-Year Performance
--------------------------------------------------------------------------------

                           [BAR CHART APPEARS HERE]

                      Institutional Class Shares
                      Total Return %*
                      --------------------------
1991                  14.00
1992                   6.39
1993                   9.74
1994                  -3.31
1995                  17.88

Portfolio Composition (% of net assets as of December 31, 1995)
--------------------------------------------------------------------------------

                           [PIE CHART APPEARS HERE]

Domestic Bonds        18.42%
U.S. Government &
 Federal Agencies     75.15%
Other                  9.41%
Cash & Equivalents   - 2.98%#

# Adjusted for liabilities

Top 10 Holdings
(% of net assets as of December 31, 1995)

 1. US Treasury Note, 5.625%, 6/30/97           10.10%
 2. US Treasury Note, 8.125%, 2/15/98            9.48%
 3. US Treasury Bond, 7.625%, 2/15/25            6.41%
 4. US Treasury Note, 5.625%, 11/30/00           6.32%
 5. FNMA, 8.50%, 2/1/05                          5.85%
 6. US Treasury Bond, 6.875%, 8/15/25            5.65%
 7. US Treasury Note, 4.625%, 2/15/96            5.52%
 8. US Treasury Note, 7.875%, 11/15/04           5.48%
 9. GNMA, 5.50%, (TBA), 2/22/26                  4.75%
10. US Treasury Bond, 11.625%, 11/15/04          3.68%

Top 5 Industry Holdings
(% of net assets as of December 31, 1995)

 1. US Government & Federal Agencies            75.15%
 2. Yankee Bonds                                13.08%
 3. Credit Card Receivables                      4.66%
 4. Auto Loans                                   3.78%
 5. Financial/Financial Services                 2.63%

Dollar Weighted Average Maturity               9.6 years
(First Call/Effective Life)

--------------------------------------------------------------------------------
** Performance figures for the Service Class, first offered to the public on 1/1/95, include the historical performance of the Institutional Class from the Funds' inception (1/2/91) up to December 31, 1994. Performance figures for these two Classes after this date will vary based on differences in their expense structures.

* The total return reflects the annual return on an investment including appreciation and dividends or interest. Total returns shown herein include the change in share price and reinvestment of capital gains distributions and dividends, and, for the Service Class shares, include the service fee of .25%.

   Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that upon redemption, shares may be worth more or less than their original cost.

   The Institutional Class shares are sold with no sales charge. The Service Class shares, first offered 1/1/95, are sold with no initial or contingent deferred sales charge, but are subject to an annual shareholder service fee of .25%.

                                                      MAINSTAY
                                                      INSTITUTIONAL FUNDS INC.
BOND FUND
PORTFOLIO OF INVESTMENTS
December 31, 1995

LONG-TERM INVESTMENTS (95.6%)+
ASSET-BACKED SECURITIES (9.4%)

                                                        PRINCIPAL
                                                         AMOUNT       VALUE
                                                     --------------------------
AUTO LEASE (1.0%)
Ford Credit Auto Lease Trust
 Series 1995-1 Class A2
 6.35%, due 11/15/98.................................. $ 1,875,000 $  1,890,244
                                                                   ------------
AUTO LOANS (3.8%)
Ford Credit Grantor Trust
 Series 1995-B Class A
 5.90%, due 10/15/00..................................   2,966,725    2,979,778
NationsBank Auto Grantor Trust
 Series 1995-A Class A
 5.85%, due 6/15/02...................................   2,781,933    2,792,365
Union Acceptance Corp. Grantor Trust
 Series 1995-B Class A
 6.575%, due 7/10/02 (a)..............................   1,549,568    1,569,418
                                                                   ------------
                                                                      7,341,561
                                                                   ------------
CREDIT CARD RECEIVABLES (4.6%)
American Express Master Trust
 Series 1992-1 Class A
 6.05%, due 6/15/98...................................   1,050,000    1,058,715
Chemical Master Credit
 Card Trust I
 Series 1995-3 Class A
 6.23%, due 4/15/05...................................   2,775,000    2,835,051
Household Affinity Credit Card Master Trust I
 Series 1994-2 Class A
 7.00%, due 12/15/99..................................   2,725,000    2,788,874
Standard Credit Card
 Master Trust I
 Series 1995-4 Class A
 5.975%, due 2/15/00 (a)..............................   2,375,000    2,375,000
                                                                   ------------
                                                                      9,057,640
                                                                   ------------
Total Asset-Backed Securities
 (Cost $18,094,030)...................................               18,289,445
                                                                   ------------
CORPORATE BONDS (5.4%)
BANKS (2.1%)
First Union Corporation
 7.50%, due 4/15/35...................................   1,750,000    1,939,402
SouthTrust Bank of Alabama (Birmingham)
 7.69%, due 5/15/25...................................   1,875,000    2,106,075
                                                                   ------------
                                                                      4,045,477
                                                                   ------------
BROKERAGE (0.6%)
Smith Barney Holdings Inc.
 7.98%, due 3/1/00....................................   1,135,000    1,216,958
                                                                   ------------


                                  PRINCIPAL
                                   AMOUNT       VALUE
                               --------------------------
FINANCE (2.7%)
Associates Corp. of North
 America
 7.75%, due 2/15/05............. $ 2,905,000 $  3,235,473
General Motors Acceptance Corp.
 9.625%, due 12/15/01...........   1,590,000    1,870,412
                                             ------------
                                                5,105,885
                                             ------------
Total Corporate Bonds
 (Cost $9,902,805)..............               10,368,320
                                             ------------
U.S. GOVERNMENT & FEDERAL AGENCIES (67.7%)
FEDERAL HOME LOAN MORTGAGE CORPORATION
 (MORTGAGE PASS-THROUGH SECURITY) (1.0%)
 8.19%, due 10/6/04.............   1,750,000    1,884,295
                                             ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION
 (MORTGAGE PASS-THROUGH SECURITIES) (7.9%)
 6.25%, due 8/12/03.............   1,790,000    1,780,996
 7.85%, due 9/10/04.............   2,080,000    2,216,552
 8.50%, due 2/1/05..............  10,380,000   11,356,550
                                             ------------
                                               15,354,098
                                             ------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
 (MORTGAGE PASS-THROUGH SECURITY) (4.8%)
 5.50%, due 2/22/26 TBA
 ARM (b)(d)........................9,225,000....9,225,000
                                             ------------
TENNESSEE VALLEY AUTHORITY (0.9%)
Power Board 1992 Series D
 8.25%, due 4/15/42.............   1,540,000    1,829,243
                                             ------------
UNITED STATES TREASURY BONDS (15.7%)
 6.875%, due 8/15/25............   9,740,000   10,984,869
 7.625%, due 2/15/25............  10,190,000   12,460,434
 11.625%, due, 11/15/04.........   5,050,000    7,147,316
                                             ------------
                                               30,592,619
                                             ------------
UNITED STATES TREASURY NOTES (37.4%)
 5.625%, due 6/30/97 (c)........  19,500,000   19,621,875
 5.625%, due 11/30/00...........  12,160,000   12,270,170
 6.375%, due 8/15/02............   6,145,000    6,443,586
 7.75%, due 12/31/99............   4,840,000    5,252,174
 7.875%, due 11/15/04...........   9,205,000   10,654,788
 8.125%, due 2/15/98............  17,420,000   18,421,650
                                             ------------
                                               72,664,243
                                             ------------
Total U.S. Government & Federal
 Agencies
 (Cost $127,602,076)............              131,549,498
                                             ------------

--------
+Percentages indicated are based on Fund net assets.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

BOND FUND
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1995

YANKEE BONDS (13.1%)

                                                         PRINCIPAL
                                                          AMOUNT       VALUE
                                                      --------------------------
African Development Bank
 6.875%, due 10/15/15.................................. $ 1,800,000 $  1,850,976
BCH Cayman Islands
 8.25%, due 6/15/04....................................   3,550,000    3,901,663
Celulosa Arauco y Constitucion S.A.
 6.75%, due 12/15/03...................................   2,100,000    2,109,744
China International Trust & Investment Corp.
 9.00%, due 10/15/06...................................   2,025,000    2,294,264
Dresdner Bank A.G. (N.Y.)
 7.25%, due 9/15/15....................................     330,000      352,087
Grand Metropolitan Investment Corp.
 7.45%, due 4/15/35....................................     835,000      933,171
Nova Scotia (Province of) Canada
 8.25%, due 11/15/19...................................   2,935,000    3,451,120
Ontario (Province of) Canada
 7.75%, due 6/4/02.....................................   1,900,000    2,083,008
Republic of Italy
 6.875%, due 9/27/23...................................   3,315,000    3,234,412
Santander Financial Issuances
 7.25%, due 11/1/15....................................   2,900,000    2,997,237
Wharf Capital International Ltd.
 8.875%, due 11/1/04...................................   2,050,000    2,201,475
                                                                    ------------
Total Yankee Bonds
 (Cost $24,432,483)....................................               25,409,157
                                                                    ------------
Total Long-Term Investments
 (Cost $180,031,394)...................................              185,616,420
                                                                    ------------

SHORT-TERM INVESTMENTS (7.4%)

                                                     PRINCIPAL
                                                      AMOUNT        VALUE
                                                  ------------------------------
UNITED STATES TREASURY NOTES (7.4%)
 4.625%, due 2/15/96 (c)........................... $10,725,000  $ 10,718,243
 6.50%, due 9/30/96................................   3,690,000     3,722,288
                                                                 ------------
Total Short-Term Investments
 (Cost $14,381,089)................................                14,440,531
                                                                 ------------
Total Investments
 (Cost $194,412,483) (e)...........................       103.0%  200,056,951(f)
Liabilities in Excess of Cash and Other Assets.....        (3.0)   (5,789,583)
                                                    -----------  ------------
Net Assets.........................................       100.0% $194,267,368
                                                    ===========  ============

--------
(a) Floating rate. Rate shown is the rate in effect at December 31, 1995.
(b) TBA: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and the maturity date will be determined upon settlement.
(c) Segregated or partially segregated as collateral for TBAs.
(d) ARM--Adjustable Rate Mortgage. Resets annually.
(e) The cost for Federal income tax purposes is $194,627,617.
(f) At December 31, 1995 gross unrealized appreciation was $5,429,334, based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $5,429,334.

 The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                      MAINSTAY
                                                      INSTITUTIONAL FUNDS INC.
BOND FUND
STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 1995


ASSETS:
 Investment in securities, at value (Note 2) (identified cost
  $194,412,483).................................................. $200,056,951
 Cash............................................................        3,367
 Receivables:
 Interest........................................................    3,512,692
 Fund shares sold................................................      109,657
 Investment securities sold......................................        6,016
                                                                  ------------
   Total assets..................................................  203,688,683
                                                                  ------------
LIABILITIES:
 Payables:
 Investment securities purchased.................................    9,144,281
 Fund shares redeemed............................................      104,212
 Administrator...................................................       68,584
 Adviser.........................................................       41,978
 Transfer agent..................................................        4,435
 Custodian.......................................................        2,994
 Directors.......................................................        1,359
 Accrued expenses................................................       53,340
 Dividend payable................................................          132
                                                                  ------------
   Total liabilities.............................................    9,421,315
                                                                  ------------
 Net assets...................................................... $194,267,368
                                                                  ============
COMPOSITION OF NET ASSETS:
 Capital stock (par value of $.001 per share) 1 billion shares authorized
 Institutional Class............................................. $     19,648
 Institutional Service Class.....................................           76
 Additional paid-in capital......................................  201,654,708
 Accumulated undistributed net investment income.................        1,039
 Accumulated net realized loss on investments....................  (13,052,571)
 Net unrealized appreciation on investments......................    5,644,468
                                                                  ------------
 Net assets...................................................... $194,267,368
                                                                  ============
Institutional Class
 Net assets applicable to outstanding shares..................... $193,518,262
                                                                  ============
 Shares of capital stock outstanding.............................   19,647,695
                                                                  ============
 Net asset value per share outstanding........................... $       9.85
                                                                  ============
Institutional Service Class
 Net assets applicable to outstanding shares..................... $    749,106
                                                                  ============
 Shares of capital stock outstanding.............................       76,181
                                                                  ============
 Net asset value per share outstanding........................... $       9.83
                                                                  ============

STATEMENT OF OPERATIONS
For the year ended December 31, 1995

INVESTMENT INCOME:
 Income:
 Interest.......................................................... $13,970,001
                                                                    -----------
 Expenses: (Note 2)
 Administration (Note 3)...........................................   1,041,729
 Advisory (Note 3).................................................     378,811
 Legal.............................................................      53,140
 Auditing..........................................................      28,576
 Transfer agent....................................................      27,518
 Shareholder communication.........................................      26,769
 Registration......................................................      19,102
 Custodian.........................................................      13,496
 Directors.........................................................       8,789
 Amortization of organization expense..............................       8,432
 Service (Note 3)..................................................         626
 Miscellaneous.....................................................      14,052
                                                                    -----------
   Total expenses before
    reimbursement..................................................   1,621,040
 Expense reimbursement from Administrator (Note 3).................    (198,399)
                                                                    -----------
   Net expenses....................................................   1,422,641
                                                                    -----------
 Net investment income.............................................  12,547,360
                                                                    -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
 Net realized gain on investments..................................   9,840,727
 Net change in unrealized depreciation on investments..............   8,872,585
                                                                    -----------
 Net realized and unrealized gain on investments...................  18,713,312
                                                                    -----------
 Net increase in net assets resulting from operations.............. $31,260,672
                                                                    ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

BOND FUND
STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 1995 and December 31, 1994


                                                        1995          1994
                                                    ------------  ------------
DECREASE IN NET ASSETS:
 Operations:
 Net investment income............................. $ 12,547,360  $ 15,219,917
 Net realized gain (loss) on investments...........    9,840,727   (21,466,482)
 Net change in unrealized depreciation on
  investments......................................    8,872,585    (1,326,394)
                                                    ------------  ------------
 Net increase (decrease) in net assets resulting
  from operations..................................   31,260,672    (7,572,959)
                                                    ------------  ------------
 Dividends and distributions to shareholders:
 From net investment income:
  Institutional Class..............................  (12,434,009)  (15,115,386)
  Institutional Service Class......................      (47,550)          --
 Return of capital:
  Institutional Class..............................          --        (38,256)
                                                    ------------  ------------
   Total dividends and distributions to
    shareholders...................................  (12,481,559)  (15,153,642)
                                                    ------------  ------------
 Capital share transactions:
 Net proceeds from sale of shares:
  Institutional Class..............................   13,089,512    26,808,898
  Institutional Service Class......................      776,469           --
 Net asset value of shares issued to shareholders
  in reinvestment of dividends and distributions:
  Institutional Class..............................   12,434,009    15,153,463
  Institutional Service Class......................       47,418           --
                                                    ------------  ------------
                                                      26,347,408    41,962,361
 Cost of shares redeemed:
  Institutional Class..............................  (53,765,148)  (36,099,142)
  Institutional Service Class......................      (64,150)          --
                                                    ------------  ------------
  Increase (decrease) in net assets derived from
   capital share transactions......................  (27,481,890)    5,863,219
                                                    ------------  ------------
  Net decrease in net assets.......................   (8,702,777)  (16,863,382)
NET ASSETS:
 Beginning of year.................................  202,970,145   219,833,527
                                                    ------------  ------------
 End of year....................................... $194,267,368  $202,970,145
                                                    ============  ============
 Accumulated undistributed net investment
  income/(excess distribution)..................... $      1,039  $       (208)
                                                    ============  ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                      MAINSTAY
                                                      INSTITUTIONAL FUNDS INC.
BOND FUND
FINANCIAL HIGHLIGHTS
(Selected per share data and ratios)


                          INSTITUTIONAL INSTITUTIONAL
                              CLASS     SERVICE CLASS              INSTITUTIONAL CLASS
                          ------------- ------------- -------------------------------------------------
                                          YEAR ENDED DECEMBER 31                     JANUARY 2, 1991(A)
                          ---------------------------------------------------------       THROUGH
                                     1995               1994       1993      1992    DECEMBER 31, 1991
                          --------------------------- --------   --------  --------  ------------------
Net asset value at
 beginning of period....    $   8.93        $8.93     $   9.98   $  11.08  $  11.40       $  10.00
                            --------        -----     --------   --------  --------       --------
Net investment income...        0.68         0.67         0.72       0.74      0.61           0.70
Net realized and
 unrealized gain (loss)
 on investments.........        0.92         0.90        (1.05)      0.26      0.05           0.70
                            --------        -----     --------   --------  --------       --------
Total from investment
 operations.............        1.60         1.57        (0.33)      1.00      0.66           1.40
                            --------        -----     --------   --------  --------       --------
Less dividends and
 distributions:
From net investment
 income.................       (0.68)       (0.67)       (0.72)     (1.35)    (0.70)           --
From net realized gain
 on investments.........         --           --           --       (0.65)    (0.28)           --
In excess of net
 realized gain on
 investments............         --           --           --       (0.10)      --             --
                            --------        -----     --------   --------  --------       --------
Total dividends and
 distributions..........       (0.68)       (0.67)       (0.72)     (2.10)    (0.98)           --
                            --------        -----     --------   --------  --------       --------
Net asset value at end
 of period..............    $   9.85        $9.83     $   8.93   $   9.98  $  11.08       $  11.40
                            ========        =====     ========   ========  ========       ========
Total investment
 return.................       17.88%       17.55%       (3.31%)     9.74%     6.39%         14.00%
Ratios (to average net
 assets)/
 Supplemental Data:
 Net investment income..        6.62%        6.37%        7.13%      6.86%     6.02%          7.05%
 Net expenses...........        0.75%        1.00%        0.75%      0.70%     0.70%          0.70%
 Expenses (before
  reimbursement)........        0.86%        1.11%        0.82%      0.84%     0.85%          0.90%
Portfolio turnover
 rate...................         470%         470%         478%       567%      609%           301%
Net assets at end of
 period (in 000's)......    $193,518        $ 749     $202,970   $219,834  $203,531       $186,253

--------
(a) Commencement of operations.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                             ---------------------
                               Indexed Bond Fund
                             ---------------------

For bonds, 1995 was an exceptional year. Early in the year, speculation over a "soft landing" for the economy gave fixed-income investors a reason to be optimistic in the face of a Federal Reserve rate hike. This optimism proved justified, as slow growth and the absence of any significant signs of inflation pushed interest rates down. Bond fund investors enjoyed spectacular returns in the first half of the year, as the general bond market (as measured by the Salomon Brother's Broad Investment Grade Index+) gained 12.54%. By year end, the Fed tightening was a distant memory. In the fourth quarter, bond values were further boosted by Fed easing. The Salomon BIG Index finished the year with an impressive 18.55% return. While investors may note that this return falls short of most general stock market measures, it is important to remember that generally bonds have historically exhibited less price volatility (a measure of risk) than stocks.

Within the bond market, the sectors that are most sensitive to interest rate changes outperformed their counterparts. Longer-duration bonds that do not mature for ten or more years returned 29.9%* in 1995. Corporate bonds, which demand yield premiums (bond prices that exceed face value) over relatively safe U.S. Treasury securities, returned 22.2%*. As a broadly diversified index fund, the MainStay Institutional Indexed Bond Fund maintains exposure to all sectors of the fixed-income market and seeks to be fully invested at all times. This proved to be a successful strategy with the continuously rising bond market throughout 1995. The Fund returned 18.07% and 17.97% for the year (Institutional Class and Service Class shares, respectively), compared to a return of 15.62% for the average Lipper fixed-income mutual fund (among 4,325 funds from 12/31/94 to 12/31/95).(S) This performance helped the Fund receive an overall four-star rating in the fixed-income category from Morningstar, Inc.** as of 12/31/95. This rating is based on a Morningstar universe of 765 fixed income funds for the three-year period 12/31/92 to 12/31/95; and a universe of 439 fixed income funds for the five year period 12/31/90 to 12/31/95.

As we move into 1996, we believe the potential upside for bonds is limited. The benchmark 30-year Treasury bond was yielding only 5.94% at year-end. This represents the very low end of the range for long-term interest rates during the past 30 years. We believe it is unlikely that rates will fall enough to produce the magnitude of returns we saw in 1995. In addition, the current low interest rate environment may spur economic growth, and eventually lead to inflation and poor performance for bond funds.

Holly V. Cox
James A. Mehling, CFA
Portfolio Managers


                  $10,000 Invested in Mainstay Institutional
                Indexed Bond Fund vs Salomon Brothers Big Index

                          Institutional Class Shares
--------------------------------------------------------------------------------

                             [LINE GRAPH APPEARS HERE]

                        Indexed            SB BIG
                       Bond Fund           Index
1/91                    $10,000           $10,000
4Q 1991                 $11,470           $11,597
4Q 1992                 $12,283           $12,477
4Q 1993                 $13,467           $13,711
4Q 1994                 $13,003           $13,320
4Q 1995                 $15,355           $15,791
--------------------------------------------------------------------------------

[ ] Indexed Bond Fund [ ] Salomon Brothers BIG Index
Source: (C) Ibbotson Associates EnCorr Software
These graphs assume a $10,000 investment made on 1/2/91.

Note: See following page for additional footnotes regarding these performance figures.


                  $10,000 Invested in Mainstay Institutional
                Indexed Bond Fund vs Salomon Brothers Big Index

                             Service Class Shares
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

                       Indexed          SB BIG
                      Bond Fund         Index
   [C]                 [C]              [C]
   1/91                $10,000          $10,000
   4Q 1991             $11,470          $11,597
   4Q 1992             $12,283          $12,477
   4Q 1993             $13,467          $13,711
   4Q 1994             $13,003          $13,320
   4Q 1995             $15,341          $15,791



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    Past performance is no guarantee of future results.

+ The Salomon Brothers Broad Investment Grade Bond Index is an unmanaged index generally considered representative of the U.S. bond market.

(S) Lipper Analytical Services Inc. is an independent monitor of mutual fund performance. Results do not reflect any deduction of sales charges and are based on total returns with capital gains and dividends reinvested.

 ** Morningstar, Inc. is an independent fund performance monitor. Its ratings reflect historic risk-adjusted performance, which does not include sales charges, and may change monthly. Its ratings of 1 (low) and 5 (high) stars are based on a fund's 3 & 5-year average annual returns with fee adjustments, and a risk factor that reflects fund performance relative to 3-month Treasury bill monthly returns. As of 12/31/95, the Indexed Bond Fund's three- and five-year ratings for those periods were 4 and 4 stars out of 765 and 439 funds in the fixed-income category, respectively. Only 10% of the funds in an investment category may receive 5 stars, 22.5% may receive 4 stars, 35% may receive 3 stars, and 22.5% may receive 2 stars. Ratings reflect Institutional Class performance only. Service Class shares, introduced January 1, 1995, will not be rated by Morningstar until they have a three year operating history.

 * (C) Ibbotson Associates EnCorr Software

                                                        Total Return*               SEC Average Annual Total Return*
Performance                                        as of December 31, 1995               as of December 31, 1995
------------------------------------------------------------------------------------------------------------------------
                                                            1995                 One Year    Five Year   Since Inception
------------------------------------------------------------------------------------------------------------------------
Indexed Bond Fund Institutional Class                      18.07%                 18.07%       8.95%         8.95%
Indexed Bond Fund Service Class**                          17.97%                 17.97%       8.94%         8.94%
Average Lipper General U.S. Government Fund                17.37%                 17.37%       8.33%         8.33%
Salomon Brothers BIG Bond Index                            18.55%                 18.55%       9.57%         9.57%


Year-By-Year Performance
--------------------------------------------------------------------------------

                           [BAR CHART APPEARS HERE]

                     Institutional Class Shares
                     Total Return %*
                     --------------------------
1991                 14.70
1992                  7.09
1993                  9.64
1994                 -3.44
1995                 18.07

Portfolio Composition (% of net assets as of December 31, 1995)
--------------------------------------------------------------------------------

                           [PIE CHART APPEARS HERE]

Domestic Bonds--\Non-Convertible       18.73%
Foreign & Other Non-Convertible Bonds   1.30%
U.S. Government & Federal Agencies     85.24%
Other                                   1.36%
Cash & Equivalents                    - 6.63%#

# Adjusted for liabilities

Top 10 Holdings
(% of net assets as of December 31, 1995)
 1. FNMA Discount Note, 5.45%, 1/17/96           6.83%
 2. FNMA Discount Note, 5.45%, 1/18/96           3.08%
 3. US Treasury Bond, 7.50%, 11/15/16            3.00%
 4. US Treasury, Note, 6.375%, 7/15/99           2.21%
 5. US Treasury, Note, 6.00%, 10/15/99           2.13%
 6. US Treasury Note, 8.875%, 2/15/19            2.06%
 7. US Treasury Note, 9.125%, 5/15/99            2.05%
 8. US Treasury Note, 6.25%, 2/15/03             1.91%
 9. FNMA, 8.00% (TBA)                            1.90%
10. US Treasury Note, 6.75%, 5/31/97             1.87%

Top 5 Industry Holdings
(% of net assets as of December 31, 1995)
 1. US Government & Federal Agencies            85.24%
 2. Banks                                       10.48%
 3. Financial Services                           4.26%
 4. Utilities-Electric                           3.56%
 5. Consumer Financial Services                  3.47%

Weighted Average Years to Maturity            9.99 years

--------------------------------------------------------------------------------
** Performance figures for the Service Class, first offered to the public on 1/1/95, include the historical performance of the Institutional Class from the Funds' inception (1/2/91) up to December 31, 1994. Performance figures for these two Classes after this date will vary based on differences in their expense structures.

 * The total return reflects the annual return on an investment including appreciation and dividends or interest. Total returns shown herein include the change in share price and reinvestment of capital gains distributions and dividends, and, for the Service Class shares, include the service fee of .25%.

   Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that upon redemption, shares may be worth more or less than their original cost.

   The Institutional Class shares are sold with no sales charge. The Service Class shares, first offered 1/1/95, are sold with no initial or contingent deferred sales charge, but are subject to an annual shareholder service fee of .25%.

   Unlike other funds which generally seek to "beat" the market, index funds seek to "match" their respective indices.

INDEXED BOND FUND
PORTFOLIO OF INVESTMENTS
December 31, 1995

LONG-TERM INVESTMENTS (95.7%)+
ASSET-BACKED SECURITIES (1.3%)


                                                         PRINCIPAL
                                                          AMOUNT       VALUE
                                                      --------------------------
AUTO LOANS (0.1%)
Western Financial Grantor Trust
 Series 1993-4 Class A1
 4.60%, due 4/1/99..................................... $   204,816 $    202,272
                                                                    ------------
CREDIT CARD RECEIVABLES (1.2%)
Chase Manhattan Credit Card
 Master Trust, Series 1992-1
 Class A
 7.40%, due 5/15/00....................................   1,000,000    1,029,948
Standard Credit Card Master Trust, Series 1993-3
 Class A
 5.50%, due 2/7/00.....................................   1,000,000      997,100
                                                                    ------------
                                                                       2,027,048
                                                                    ------------
Total Asset-Backed Securities (Cost $2,263,009)........                2,229,320
                                                                    ------------
CORPORATE BONDS (18.1%)
AEROSPACE (0.6%)
Boeing Co.
 6.35%, due 6/15/03....................................   1,000,000    1,025,000
                                                                    ------------
AUTOMOTIVE (0.4%)
Ford Capital B.V.
 9.125%, due 5/1/98....................................     565,000      606,669
                                                                    ------------
AUTOMOTIVE RENTALS (0.4%)
Hertz Corp.
 7.00%, due 7/15/03....................................     700,000      732,375
                                                                    ------------
BANKS (1.6%)
BankAmerica Corp.
 8.375%, due 3/15/02...................................     300,000      335,625
Bankers Trust NY Corp.
 7.125%, due 7/31/02...................................     895,000      934,156
Barnett Banks, Inc.
 8.50%, due 1/15/07....................................     300,000      349,500
Chase Manhattan Corp.
 10.00%, due 6/15/99...................................      38,000       42,892
Chemical Banking Corp.
 8.625%, due 5/1/02....................................     300,000      340,125
First Interstate Bancorp
 9.90%, due 11/15/01...................................     400,000      477,500
 11.00%, due 3/5/98....................................     130,000      144,138
                                                                    ------------
                                                                       2,623,936
                                                                    ------------
CHEMICALS (0.6%)
Arco Chemical Co.
 9.90%, due 11/1/00....................................     205,000      239,337
DuPont (E.I.) De
 Nemours & Co.
 7.50%, due 3/1/33.....................................     400,000      422,000

                                                        PRINCIPAL
                                                         AMOUNT       VALUE
                                                     --------------------------
CHEMICALS (Continued)
Rhone-Poulenc S.A.
 7.75%, due 1/15/02................................... $   350,000 $    375,375
                                                                   ------------
                                                                      1,036,712
                                                                   ------------
COMPUTERS & OFFICE EQUIPMENT (0.4%)
Xerox Corp.
 9.20%, due 7/15/99...................................      50,000       51,063
 9.75%, due 3/15/00...................................     500,000      570,000
                                                                   ------------
                                                                        621,063
                                                                   ------------
CONGLOMERATES (0.8%)
Tenneco Inc.
 10.00%, due 3/15/08..................................   1,000,000    1,286,250
                                                                   ------------
CONSUMER FINANCIAL SERVICES (3.5%)
American General Financial Corp.
 8.125%, due 8/15/09..................................     775,000      891,250
CIT Group Holdings, Inc.
 8.875%, due 6/15/96..................................     500,000      506,885
General Motors Acceptance Corp.
 8.40%, due 10/15/99..................................     500,000      541,875
Great Western Financial Corp.
 8.60%, due 2/1/02....................................     150,000      168,562
Japan Financial Corp.
 8.70%, due 7/30/01...................................   1,000,000    1,136,250
John Deere Capital Corp.
 8.625%, due 8/1/19...................................     300,000      341,250
KFW International Finance Inc.
 9.125%, due 5/15/01..................................     500,000      575,625
Norwest Financial, Inc.
 6.00%, due 2/1/04....................................   1,000,000      996,250
Transamerica Finance Corp.
 8.375%, due 2/15/98..................................     500,000      526,250
                                                                   ------------
                                                                      5,684,197
                                                                   ------------
FOOD, BEVERAGES & TOBACCO (1.0%)
Anheuser Busch Companies, Inc.
 10.00%, due 7/1/18...................................      13,000       13,845
Coca-Cola Enterprises
 8.50%, due 2/1/22....................................     500,000      612,500
Philip Morris Companies, Inc.
 9.00%, due 1/1/01....................................     500,000      560,000
RJR Nabisco, Inc.
 8.75%, due 4/15/04...................................     500,000      521,250
                                                                   ------------
                                                                      1,707,595
                                                                   ------------
MACHINERY (0.4%)
Caterpillar Inc.
 9.00%, due 4/15/06...................................     500,000      602,500
 9.75%, due 6/1/19....................................     100,000      114,500
                                                                   ------------
                                                                        717,000
                                                                   ------------

-------------
+ Percentages indicated are based on Fund net assets.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                      MAINSTAY
                                                      INSTITUTIONAL FUNDS INC.

CORPORATE BONDS (Continued)

                                                        PRINCIPAL
                                                         AMOUNT       VALUE
                                                     --------------------------
OIL & GAS (1.8%)
Occidental Petroleum Corp.
 9.25%, due 8/1/19.................................... $ 1,100,000 $  1,406,625
Phillips Petroleum Co.
 9.50%, due 11/15/97..................................     500,000      533,750
Texaco Capital, Inc.
 9.75%, due 3/15/20...................................     750,000    1,024,688
                                                                   ------------
                                                                      2,965,063
                                                                   ------------
PAPER & FOREST PRODUCTS (0.8%)
Scott Paper Co.
 7.00%, due 8/15/23...................................   1,250,000    1,282,812
                                                                   ------------
RAILROADS (0.5%)
CSX Corp.
 8.625%, due 5/15/22..................................     500,000      605,000
 9.00%, due 8/15/06...................................     190,000      229,663
                                                                   ------------
                                                                        834,663
                                                                   ------------
RETAIL-GENERAL MERCHANDISE (0.5%)
KMart Corp.
 12.50%, due 3/1/05...................................     101,000      107,565
Limited, Inc.
 7.50%, due 3/15/23...................................     500,000      498,125
May Department Stores Co.
 9.875%, due 6/15/00..................................     100,000      115,750
                                                                   ------------
                                                                        721,440
                                                                   ------------
UTILITIES-ELECTRIC (3.6%)
Florida Power & Light Co.
 7.875%, due 1/1/13...................................   1,000,000    1,067,500
Houston Lighting & Power Co.
 7.75%, due 3/15/23...................................   1,500,000    1,663,125
Niagara Mohawk Power Co.
 7.375%, due 8/1/03...................................     500,000      476,250
Pennsylvania Power & Light Co.
 7.30%, due 3/1/24....................................   1,000,000    1,027,500
Southern California Edison Capital Corp.
 7.375%, due 12/15/03.................................   1,000,000    1,023,750
Texas Utility Electric Co.
 8.25%, due 4/1/04....................................     500,000      563,125
                                                                   ------------
                                                                      5,821,250
                                                                   ------------
UTILITIES-TELEPHONE (1.2%)
British Telecommunications Finance, Inc.
 9.375%, due 2/15/99..................................     115,000      127,219
GTE Corp.
 9.10%, due 6/1/03....................................     100,000      115,750
Southwestern Bell Telephone Co.
 7.625%, due 10/1/13..................................     500,000      514,375
United Telecommunication, Inc.
 9.50%, due 4/1/03....................................   1,000,000    1,167,500
                                                                   ------------
                                                                      1,924,844
                                                                   ------------
Total Corporate Bonds
 (Cost $27,278,501)...................................               29,590,869
                                                                   ------------

FOREIGN GOVERNMENT (1.3%)

                                                         PRINCIPAL
                                                           AMOUNT        VALUE
                                                      ----------------------------
CANADA (1.3%)
Manitoba (Province of)
 9.625%, due 3/15/99................................... $    500,000 $     558,750
Nova Scotia (Province of)
 7.25%, due 7/27/13....................................      450,000       471,375
Ontario Hydro
 7.45%, due 3/31/13....................................      500,000       545,625
Quebec (Province of)
 9.375%, due 4/1/99....................................      500,000       550,625
                                                                     -------------
Total Foreign Government
 (Cost $1,977,049).....................................                  2,126,375
                                                                     -------------

INTERNATIONAL
CORPORATE BOND (0.7%)

BANK (0.7%)
International Bank for Reconstruction & Development
 9.875%, due 10/1/97...................................    1,000,000     1,075,000
                                                                     -------------
Total International
 Corporate Bond
 (Cost $1,068,125).....................................                  1,075,000
                                                                     -------------
U.S. GOVERNMENT &
FEDERAL AGENCIES (74.3%)
FEDERAL HOME LOAN MORTGAGE CORPORATION (MORTGAGE PASS-THROUGH SECURITIES) (9.0%)
 6.50%, due 1/1/09 TBA (a).............................    2,000,000     2,012,500
 6.50%, due 9/1/25 TBA (a).............................    1,000,000     1,009,688
 6.50%, due 1/1/25 TBA (a).............................    2,000,000     1,977,500
 7.00%, due 1/1/09 TBA (a).............................    1,000,000     1,019,375
 7.00%, due 9/1/25 TBA (a).............................    1,000,000     1,020,313
 7.00%, due 1/1/25 TBA (a).............................    2,000,000     2,011,876
 7.50%, due 1/1/09 TBA (a).............................    1,000,000     1,029,688
 7.50%, due 1/1/25 TBA (a).............................    2,000,000     2,051,876
 8.00%, due 10/1/09....................................      131,547       135,658
 8.00%, due 1/1/25 TBA (a).............................    2,000,000     2,062,500
 8.50%, due 7/1/01-5/1/17..............................      468,606       486,070
                                                                     -------------
                                                                        14,817,044
                                                                     -------------
FEDERAL HOME LOAN MORTGAGE CORPORATION GOLD (MORTGAGE PASS-THROUGH SECURITIES)
 (0.8%)
 8.00%, due 1/1/21-4/1/21..............................      241,933       250,854
 9.50%, due 8/1/21-9/1/21..............................      970,879     1,033,379
                                                                     -------------
                                                                         1,284,233
                                                                     -------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (MORTGAGE PASS-THROUGH SECURITIES) (9.4%)
 6.50%, due 1/1/09 TBA (a).............................    2,000,000     2,011,250
 6.50%, due 3/1/25 TBA (a).............................    1,000,000     1,011,250
 7.00%, due 1/1/09 TBA (a).............................    2,000,000     2,037,500
 7.00%, due 1/1/25 TBA (a).............................    3,000,000     3,025,314
 8.00%, due 1/1/09 TBA (a).............................    1,000,000     1,036,250
 8.00%, due 1/1/25 TBA (a).............................    3,000,000     3,108,750
 8.50%, due 7/1/19.....................................      450,065       469,896
 8.75%, due 1/1/09.....................................      403,008       422,654
 9.00%, due 6/1/16-4/1/22..............................    2,194,201     2,312,141
                                                                     -------------
                                                                        15,435,005
                                                                     -------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

INDEXED BOND FUND
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1995

U.S. GOVERNMENT & FEDERAL AGENCIES (Continued)

                                                     PRINCIPAL
                                                      AMOUNT       VALUE
                                                  --------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (MORTGAGE PASS-THROUGH SECURITIES)
 (8.9%)
 7.00%, due 5/1/09 TBA (a)......................... $ 1,000,000 $  1,023,750
 7.00%, due 1/1/25 TBA (a).........................   3,000,000    3,036,564
 7.50%, due 5/1/09 TBA (a).........................   1,000,000    1,035,000
 7.50%, due 1/1/25 TBA (a).........................   1,000,000    1,028,750
 7.50%, due 1/1/25 TBA (a).........................   1,000,000    1,028,750
 8.00%, due 1/15/09................................     297,354      309,806
 8.00%, due 1/1/25 TBA (a).........................   2,000,000    2,083,750
 8.50%, due 5/15/17................................     281,174      295,233
 8.50%, due 1/1/25 TBA (a).........................   1,000,000    1,050,000
 8.50%, due 1/1/25 TBA (a).........................   1,000,000    1,050,000
 9.00%, due 10/15/16-8/15/17.......................     486,699      515,749
 9.50%, due 9/15/17-8/15/21........................     894,955      960,679
 10.00%, due 1/15/19...............................     321,116      352,124
 10.50%, due 2/15/12-9/15/21.......................     667,315      739,052
 11.50%, due 4/15/13...............................      96,223      109,033
 12.00%, due 4/15/15...............................      29,655       33,909
                                                                ------------
                                                                  14,652,149
                                                                ------------
STUDENT LOAN MARKETING ASSOCIATION (0.2%)
 (zero coupon), due 10/3/22........................   1,300,000      233,909
                                                                ------------
TENNESSEE VALLEY AUTHORITY (0.7%)
Power Board 1989 Series G
 8.625%, due 11/15/29..............................   1,000,000    1,135,000
                                                                ------------
UNITED STATES TREASURY BONDS (14.6%)
 7.25%, due 5/15/16................................   1,000,000    1,141,270
 7.50%, due 11/15/16...............................   3,500,000    4,103,680
 8.00%, due 11/15/21...............................     600,000      750,636
 8.125%, due 8/15/19-5/15/21.......................   3,300,000    4,159,599
 8.25%, due 5/15/05................................   1,000,000    1,101,940
 8.50%, due 2/15/20................................   1,000,000    1,306,490
 8.75%, due 5/15/17................................     500,000      661,060
 8.875%, due 2/15/19...............................   2,500,000    3,371,225
 9.375%, due 2/15/06...............................   1,230,000    1,581,878
 9.875%, due 11/15/15..............................   1,350,000    1,951,479
 10.375%, due 11/15/12.............................   1,000,000    1,382,590
 12.75%, due 11/15/10..............................   1,000,000    1,524,790
 13.375%, due 8/15/01..............................     600,000      828,456
                                                                ------------
                                                                  23,865,093
                                                                ------------
UNITED STATES TREASURY NOTES (30.7%)
 4.25%, due 5/15/96................................   1,500,000    1,494,720
 4.375%, due 8/15/96-
 11/15/96..........................................   3,700,000    3,677,448
 4.625%, due 2/15/96...............................   2,000,000    1,998,860
 4.75%, due 2/15/97................................   2,000,000    1,989,780
 5.125%, due 2/28/98-
 12/31/98..........................................   3,000,000    2,993,530
 5.25%, due 7/31/98................................   1,000,000    1,000,430
 5.375%, due 5/31/98...............................   1,000,000    1,003,190
 5.50%, due 4/30/96-9/30/97........................   1,750,000    1,754,557
 5.75%, due 10/31/97...............................     500,000      504,700
 5.875%, due 3/31/99...............................   1,000,000    1,017,740
 6.00%, due 10/15/99...............................   3,400,000    3,480,342
 6.25%, due 1/31/97-2/15/03........................   4,500,000    4,647,315
 6.375%, due 7/15/99-8/15/02.......................   5,200,000    5,402,850
 6.75%, due 5/31/97................................   3,000,000    3,061,590

                                                    PRINCIPAL
                                                     AMOUNT        VALUE
                                                 -------------------------------
UNITED STATES TREASURY NOTES (Continued)
 7.00%, due 4/15/99............................... $ 1,000,000  $  1,050,850
 7.125%, due 10/15/98.............................   1,000,000     1,048,160
 7.25%, due 11/15/96..............................     150,000       152,504
 7.375%, due 5/15/96..............................   1,750,000     1,763,475
 7.50%, due 11/15/01-5/15/02......................   3,400,000     3,759,125
 7.875%, due 11/15/99.............................   1,000,000     1,087,100
 8.00%, due 1/15/97...............................   1,300,000     1,336,075
 8.25%, due 7/15/98...............................     500,000       535,410
 8.50%, due 5/15/97...............................     500,000       521,555
 8.75%, due 10/15/97..............................   1,500,000     1,589,505
 9.125%, due 5/15/99..............................   3,000,000     3,348,540
                                                                ------------
                                                                  50,219,351
                                                                ------------
Total U.S. Government & Federal Agencies
 (Cost $116,999,166)..............................               121,641,784 (c)
                                                                ------------
Total Long-Term Investments
 (Cost $149,585,850)..............................               156,663,348
                                                                ------------


SHORT-TERM INVESTMENTS (25.9%)
COMMERCIAL PAPER (15.0%)
Banco Itau S.A., Cayman Islands
 5.90%, due 1/22/96...............................   3,800,000     3,786,920
Dic Americas, Inc.
 6.00%, due 1/26/96...............................   2,700,000     2,688,749
Dynamic Funding Corp., Series A
 6.00%, due 1/12/96...............................   3,700,000     3,693,218
 6.05%, due 1/4/96................................     225,000       224,886
Mitsui & Co. (U.S.A.) Inc.
 5.80%, due 1/11/96...............................   1,400,000     1,397,745
Shinhan Bank
 5.87%, due 1/22/96...............................   5,400,000     5,381,510
 5.92%, due 1/22/96...............................   3,460,000     3,448,053
 5.95%, due 1/22/96...............................     840,000       837,084
Strategic Asset Funding Corp.
 5.96%, due 1/22/96...............................   3,070,000     3,059,326
                                                                ------------
Total Commercial Paper
 (Cost $24,517,491)...............................                24,517,491
                                                                ------------
U.S. GOVERNMENT & FEDERAL AGENCY (10.9%)
Federal National Mortgage Association
 5.45%, due 1/17/96...............................  11,210,000    11,177,457
 5.45%, due 1/18/96...............................   5,050,000     5,034,567
United States Treasury Bills
 4.89%, due 3/7/96 (b)............................   1,690,000     1,674,226
                                                                ------------
Total U.S. Government & Federal Agency
 (Cost $17,894,916)...............................                17,886,250
                                                                ------------
Total Short-Term Investments
 (Cost $42,412,407)...............................                42,403,741
                                                                ------------
Total Investments
 (Cost $191,998,257) (d)..........................       121.6%  199,067,089 (e)
Liabilities in Excess of Cash
 and Other Assets.................................       (21.6)  (35,377,148)
                                                   -----------  ------------
Net Assets........................................       100.0% $163,689,941
                                                   ===========  ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                      MAINSTAY
                                                      INSTITUTIONAL FUNDS INC.
FUTURES CONTRACTS (0.0%) (f)

                                                      CONTRACTS   UNREALIZED
                                                        LONG     APPRECIATION
                                                   -----------------------------
United States Treasury Note March 1996 (5 Year).....          20 $     18,641(g)
United States Treasury Note March 1996 (10 Year)....          13       19,094(g)
United States Treasury Bond March 1996 (30 Year)....           8       19,562(g)
                                                                 ------------
Total Futures Contracts
 (Settlement Value $4,669,594)                                   $     57,297
                                                                 ============

--------
(a) TBA: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and the maturity will be determined upon settlement.
(b) Segregated or partially segregated as collateral for futures contracts.
(c) The combined market value of U.S. Government and Federal Agencies Investments and the value of securities purchased under U.S. Treasury futures contracts represents 85.2% of net assets.
(d) The cost for Federal income tax purpose is $193,207,491.
(e) At December 31, 1995 net unrealized appreciation was $5,859,598, based on cost for Federal income tax purposes This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $6,455,084 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $595,486.
(f) Less than one tenth of a percent.
(g) Represents the difference between the value of the contracts at the time they were opened and the value at December 31, 1995.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

INDEXED BOND FUND
STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 1995

ASSETS:
 Investment in securities, at value (Note 2) (identified cost
  $191,998,257).................................................. $199,067,089
 Cash............................................................        1,408
 Receivables:
 Interest........................................................    1,997,149
 Fund shares sold................................................      359,607
 Variation margin receivable on futures contracts................       19,875
                                                                  ------------
   Total assets..................................................  201,445,128
                                                                  ------------
LIABILITIES:
 Payables:
 Investment securities purchased.................................   37,540,000
 Administrator...................................................       41,049
 Fund shares redeemed............................................       33,421
 Adviser.........................................................       14,318
 Custodian.......................................................        8,428
 Transfer agent..................................................        4,277
 Directors.......................................................        1,006
 Accrued expenses................................................       41,501
 Dividend payable................................................       71,187
                                                                  ------------
   Total liabilities.............................................   37,755,187
                                                                  ------------
 Net assets...................................................... $163,689,941
                                                                  ============
COMPOSITION OF NET ASSETS:
 Capital stock (par value of $.001 per share) 1 billion shares authorized
 Institutional Class............................................. $     14,857
 Institutional Service Class.....................................           43
 Additional paid-in capital......................................  157,879,296
 Accumulated distribution in excess of net investment income.....      (63,855)
 Accumulated net realized loss on investments....................   (1,266,529)
 Unrealized appreciation on investments..........................    7,126,129
                                                                  ------------
 Net assets...................................................... $163,689,941
                                                                  ============
Institutional Class
 Net assets applicable to outstanding shares..................... $163,218,984
                                                                  ============
 Shares of capital stock outstanding.............................   14,856,900
                                                                  ============
 Net asset value per share outstanding........................... $      10.99
                                                                  ============
Institutional Service Class
 Net assets applicable to outstanding shares..................... $    470,957
                                                                  ============
 Shares of capital stock outstanding.............................       42,839
                                                                  ============
 Net asset value per share outstanding........................... $      10.99
                                                                  ============

STATEMENT OF OPERATIONS
For the year ended December 31, 1995

INVESTMENT INCOME:
 Income:
 Interest......................................................... $11,561,262
                                                                   -----------
 Expenses: (Note 2)
 Administration (Note 3)..........................................     672,553
 Advisory (Note 3)................................................     168,137
 Legal............................................................      44,143
 Custodian........................................................      42,368
 Auditing.........................................................      25,461
 Transfer agent...................................................      24,876
 Registration.....................................................      23,273
 Shareholder communication........................................      23,096
 Directors........................................................       7,495
 Amortization of organization expense.............................       6,201
 Service (Note 3).................................................         360
 Miscellaneous....................................................      26,795
                                                                   -----------
   Total expenses before
    reimbursement.................................................   1,064,758
 Expense reimbursement from Administrator (Note 3)................    (225,553)
                                                                   -----------
   Net expenses...................................................     839,205
                                                                   -----------
 Net investment income............................................  10,722,057
                                                                   -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
 Net realized gain from:
 Security transactions............................................   3,458,184
 Futures transactions.............................................     672,545
                                                                   -----------
 Net realized gain on investments.................................   4,130,729
                                                                   -----------
 Net change in unrealized appreciation (depreciation) on
  investments:
 Security transactions............................................  13,021,604
 Futures transactions.............................................      36,407
                                                                   -----------
 Net unrealized gain on investments...............................  13,058,011
                                                                   -----------
 Net realized and unrealized gain on investments..................  17,188,740
                                                                   -----------
 Net increase in net assets resulting from operations............. $27,910,797
                                                                   ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                      MAINSTAY INSTITUTIONAL
                                                      FUNDS INC.
INDEXED BOND FUND
STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 1995 and December 31, 1994

                                                        1995          1994
                                                    ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
 Net investment income............................. $ 10,722,057  $ 10,288,226
 Net realized gain (loss) on investments...........    4,130,729    (3,928,816)
 Net change in unrealized appreciation (deprecia-
  tion) on investments.............................   13,058,011   (12,307,789)
                                                    ------------  ------------
 Net increase (decrease) in net assets resulting
  from operations..................................   27,910,797    (5,948,379)
                                                    ------------  ------------
 Dividends and distributions to shareholders:
 From net investment income:
  Institutional Class..............................  (11,220,560)  (10,143,466)
  Institutional Service Class......................      (28,621)          --
 From net realized gain on investments:
  Institutional Class..............................     (973,373)          --
  Institutional Service Class......................       (2,514)          --
                                                    ------------  ------------
   Total dividends and distributions to
    shareholders...................................  (12,225,068)  (10,143,466)
                                                    ------------  ------------
 Capital share transactions:
 Net proceeds from sale of shares:
  Institutional Class..............................   20,545,438    93,722,989
  Institutional Service Class......................      451,329           --
 Net asset value of shares issued to shareholders
  in reinvestment of dividends and distributions:
  Institutional Class..............................   12,122,750     9,565,645
  Institutional Service Class......................       31,130           --
                                                    ------------  ------------
                                                      33,150,647   103,288,634
 Cost of shares redeemed:
  Institutional Class..............................  (54,548,971)  (77,583,926)
  Institutional Service Class......................       (1,915)          --
                                                    ------------  ------------
  Increase (decrease) in net assets derived from
   capital share transactions......................  (21,400,239)   25,704,708
                                                    ------------  ------------
  Net increase (decrease) in net assets............   (5,714,510)    9,612,863
NET ASSETS:
 Beginning of year.................................  169,404,451   159,791,588
                                                    ------------  ------------
 End of year....................................... $163,689,941  $169,404,451
                                                    ============  ============
 Accumulated undistributed net investment
  income/(excess distribution)..................... $    (63,855) $      3,783
                                                    ============  ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

INDEXED BOND FUND
FINANCIAL HIGHLIGHTS
(Selected per share data and ratios)

                                        INSTITUTIONAL
                          INSTITUTIONAL    SERVICE
                              CLASS         CLASS                  INSTITUTIONAL CLASS
                          ------------- ------------- -------------------------------------------------
                                          YEAR ENDED DECEMBER 31                     JANUARY 2, 1991(A)
                          ---------------------------------------------------------       THROUGH
                                     1995               1994       1993      1992    DECEMBER 31, 1991
                          --------------------------- --------   --------  --------  ------------------
Net asset value at
 beginning of period....    $  10.06       $10.06     $  11.08   $  11.65  $  11.47       $  10.00
                            --------       ------     --------   --------  --------       --------
Net investment income...        0.82         0.81         0.65       0.67      0.79           0.56
Net realized and
 unrealized gain (loss)
 on investments.........        1.00         1.00        (1.03)      0.38     (0.02)          0.91
                            --------       ------     --------   --------  --------       --------
Total from investment
 operations.............        1.82         1.81        (0.38)      1.05      0.77           1.47
                            --------       ------     --------   --------  --------       --------
Less dividends and
 distributions:
From net investment
 income.................       (0.82)       (0.81)       (0.64)     (1.46)    (0.56)           --
From net realized gain
 on investments.........       (0.07)       (0.07)         --       (0.15)    (0.03)           --
In excess of net
 realized gain on
 investments............         --           --           --       (0.01)      --             --
                            --------       ------     --------   --------  --------       --------
Total dividends and
 distributions..........       (0.89)       (0.88)       (0.64)     (1.62)    (0.59)           --
                            --------       ------     --------   --------  --------       --------
Net asset value at end
 of period..............    $  10.99       $10.99     $  10.06   $  11.08  $  11.65       $  11.47
                            ========       ======     ========   ========  ========       ========
Total investment
 return.................       18.07%       17.97%       (3.44%)     9.64%     7.09%         14.70%
Ratios (to average net
 assets)/
 Supplemental Data:
 Net investment income..        6.38%        6.13%        6.13%      6.19%     7.30%          7.80%
 Net expenses...........        0.50%        0.75%        0.50%      0.45%     0.45%          0.45%
 Expenses (before
  reimbursement)........        0.63%        0.88%        0.61%      0.61%     0.61%          0.73%
Portfolio turnover
 rate...................         284%         284%         274%       213%       78%            34%
Net assets at end of
 period (in 000's)......    $163,219       $  471     $169,404   $159,792  $125,003       $109,744

--------
(a) Commencement of operations.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                           -------------------------
                            International Bond Fund
                           -------------------------

For the year ended December 31, 1995, the MainStay Institutional International Bond Fund returned 18.46% and 18.26% for Institutional Class and Service Class shares, respectively. These returns reflected unusually favorable market conditions for bonds which are unlikely to be repeated in 1996. The Fund's results compared favorably with the average Lipper general world income fund(S) (134 funds), which returned 18.05% for the year 12/31/94 to 12/31/95.

During the same period, the Salomon Non-U.S. World Government Bond Index+ returned 19.55%. While the Fund lagged this unmanaged Index for the year, in the fourth quarter (due to country allocations explained below), both share Classes outpaced the Index by more than two-to-one.

The International Bond Fund's strong and consistent performance in 1995 was attributable to solid country allocation and currency management decisions. Starting the year with only modest currency hedging, the Fund captured gains associated with the sharp appreciation of foreign currencies against the U.S. dollar in the first four months of the year. Indeed, in March and April of 1995, many foreign currencies appreciated to all-time highs against the U.S. dollar. Beginning in the second quarter, we substantially raised our currency hedging posture to lock in these extraordinary currency gains and help protect the portfolio from declining foreign currencies. These decisions paid off handsomely in the second half of 1995, when many currencies began to weaken. The Japanese yen was particularly weak in the second half, as Japanese interest rates dropped to nearly zero percent at the short end and 2.5% at the long end of the maturity spectrum.

Country allocation also contributed substantially to our performance. During the year we emphasized high-yielding bond markets in Europe and in the dollar block (i.e. Canada and Australia), and generally avoided low-yielding Japanese bonds and politically and inflation-sensitive U.K. bonds. Although our low exposure in Japan was costly in the second quarter when the yen rallied, overall, these strategies worked well. They were particularly effective in the second half of the year, as Japanese capital flowed offshore in pursuit of higher yields. Our portfolios were overweighted in the top five bond markets of 1995: Sweden, Canada, Australia, Spain and Denmark. Each returned at least 19% in local terms, and the three highest yielding bond markets in Europe returned 30% or more in U.S. dollar terms -- led by Sweden, with an extraordinary 35% return. By year-end, Japan proved to be the worst-performing market and the U.K. was a conspicuous laggard, so our underweighting these countries also added to our strong performance.

As we begin 1996, we remain upbeat about the return prospects in international bond markets on a hedged basis. European bond markets entered the bull market with a three- to six-month lag behind the U.S., and are thus not as extended as the U.S. bond market. With surprisingly weak economic indicators forcing European central banks to aggressively lower interest rates, we feel the economic environment in Europe may be ideal for bond investors. Our portfolio is thus heavily weighted in European bonds, with a particular emphasis on the higher-yielding markets, including some star performers of 1995, as well as Italy and Ireland. We also continue to favor the Canadian and Australian bond markets, which may offer a substantial yield-pickup on U.S. bonds without any incremental inflation risk. Finally, despite being the world's second largest bond market, Japan's low yields are not attractive at this time.

The major threat we foresee for international bond investors in 1996 is currency risk. Anticipating further declines in overvalued foreign currencies against the U.S. dollar, we are seeking to help protect the portfolio with active currency hedging, particularly in Europe.

Michael Perlstein
Portfolio Manager

Investments in foreign securities may be subject to greater risks than domestic investments. These risks include currency fluctuations, changes in U.S. or foreign tax or currency laws, and changes in monetary policies and economic and political conditions in foreign countries.

--------------------------------------------------------------------------------
    Past Performance is no guarantee of future results.

(S) Lipper Analytical Services Inc. is an independent monitor of mutual fund performance. Results do not reflect any deduction of sales charges and are based on total returns with capital gains and dividends reinvested.

  + The Salomon Brothers Non-US Dollar World Government Bond Index is an unmanaged index generally considered representative of the world bond market.


YIELD The income per share (or current value of a security) paid to investors over a specified period of time. Mutual fund yields are expressed as a percent of the fund's current price per share.

WEIGHTING The portion of a portfolio allocated to a specific market sector or country. A Fund is said to be overweighted in a country when that portion of the portfolio is larger than the country's total bonds relative to the international bond markets as a whole.

COUNTRY ALLOCATION The amount of assets a fund devotes to the various countries in which its managers choose to invest.

CURRENCY MANAGEMENT/HEDGING A strategy used to offset investment risk associated with owning securities denominated in different currencies, the relative values of which may change at any time. There can be no assurance that currency hedging will be beneficial to investors.

                  $10,000 Invested in Mainstay Institutional
              International Bond Fund vs Salomon Brothers Non-US
                      Dollar World Government Bond Index

                          Institutional Class Shares
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

                 INTERNATIONAL BOND      SB NON-US GVT
                 FUND                    INDEX
1/95             $10,000                 $10,000
1Q 1995          $10,790                 $11,444
2Q 1995          $11,130                 $12,003
3Q 1995          $11,271                 $11,712
4Q 1995          $11,846                 $11,955
--------------------------------------------------------------------------------

                  $10,000 Invested in Mainstay Institutional
              International Bond Fund vs Salomon Brothers Non-US
                      Dollar World Government Bond Index

                             Service Class Shares
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

                  INTERNATIONAL BOND     SB NON-US GVT
                  FUND                   INDEX
1/95              $10,000                $10,000
1Q 1995           $10,790                $11,444
2Q 1995           $11,130                $12,003
3Q 1995           $11,261                $11,712
4Q 1995           $11,826                $11,955

--------------------------------------------------------------------------------
[ ] International Bond Fund
[ ] Salomon Brothers Non-US Dollar World Gov't Bond Index
Source: (C) Ibbotson Associates EnCorr Software
The graphs assume a $10,000 investment made on 1/1/95.

                                                             Total Return*            SEC Average Annual Total Return*
Performance                                             as of December 31, 1995           as of December 31, 1995
-------------------------------------------------------------------------------------------------------------------------
                                                                 1995              One Year   Five Year   Since Inception
-------------------------------------------------------------------------------------------------------------------------
International Bond Fund Institutional Class                     18.46%              18.46%        N/A         18.46%
International Bond Fund Service Class                           18.26%              18.26%        N/A         18.26%
Average Lipper General World Income Fund                        18.05%              18.05%       8.09         18.05%
Salomon Brothers Non-US Dollar World Gov't Bond Index           19.55%              19.55%      12.18         19.55%


Portfolio Composition (% of net assets as of December 31, 1995)
--------------------------------------------------------------------------------

                           [PIE CHART APPEARS HERE]

Cash & Fixed Income--\(maturities
 less than or equal to 1 year)             9.29%
Foreign & Other\Non-Convertible Bonds     90.71%

Top 10 Holdings
(% of net assets as of December 31, 1995)
 1. Republic of Deutschland, 7.50%, 11/11/04, Germany                3.45%
 2. Province of Ontario, 7.75%, 12/8/03, Canada                      3.06%
 3. Kingdom of Denmark, 9.00%, 11/15/98, Denmark                     2.97%
 4. Buoni Poliennali del Tesoro, 12.50%, 3/1/01, Italy               2.88%
 5. Spanish Government, 12.25%, 3/25/00, Spain                       2.84%
 6. Autobahn Schnell, 6.00%, 3/11/00, Japan                          2.80%
 7. Buoni Poliennali del Tesoro, 8.50%, 1/1/04, Italy                2.75%
 8. Australian Government, 10.00%, 2/15/06, Australia                2.73%
 9. New South Wales Treasury, 7.50%, 2/1/98, Australia               2.68%
10. Bundesobligation, 8.50%, 9/20/96, Germany                        2.52%

Top 5 Countries
(% of net assets as of December 31, 1995)
 1. Germany                                                         15.49%
 2. Italy                                                           12.93%
 3. France                                                          12.28%
 4. Canada                                                           9.54%
 5. Denmark                                                          7.60%

Dollar Weighted Average Coupon                                    6.59 years

--------------------------------------------------------------------------------
* The total return reflects the annual return on an investment including appreciation and dividends or interest. Total returns shown herein include the change in share price and reinvestment of capital gains distributions and dividends, and, for the Service Class shares, include the service fee of .25%.

  Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that upon redemption, shares may be worth more or less than their original cost.

  The Institutional Class shares are sold with no sales charge. The Service Class shares are sold with no initial or contingent deferred sales charge, but are subject to an annual shareholder service fee of .25%.

  The inception date of the International Bond Fund and the date such shares were first offered to the public was 1/1/95.

                                                      MAINSTAY
                                                      INSTITUTIONAL FUNDS INC.
INTERNATIONAL BOND FUND
PORTFOLIO OF INVESTMENTS
December 31, 1995

LONG-TERM GOVERNMENT BONDS (89.7%)+

                                                        PRINCIPAL
                                                         AMOUNT        VALUE
                                                    ---------------------------
AUSTRALIA (6.4%)
Australian Government
 Series 808
 8.75%, due 8/15/08.................................. A$    200,000 $   153,585
 Series 206
 10.00%, due 2/15/06.................................     1,455,000   1,213,647
 Series 1101
 12.00%, due 11/15/01................................       335,000     296,717
New South Wales Treasury Corp. Series Euro
 7.50%, due 2/1/98...................................     1,600,000   1,191,725
                                                                    -----------
                                                                      2,855,674
                                                                    -----------
AUSTRIA (3.8%)
Republic of Austria
 Series 3
 5.75%, due 3/22/99.................................. AS  5,500,000     564,731
 Series 93-1
 7.00%, due 1/20/03..................................     3,600,000     375,540
 Series 95-1
 7.50%, due 1/24/05..................................     7,120,000     758,997
                                                                    -----------
                                                                      1,699,268
                                                                    -----------
BELGIUM (3.4%)
Kingdom of Belgium
 Series 15
 6.75%, due 5/25/97.................................. BF  5,000,000     176,458
 Series 14
 7.25%, due 4/29/04..................................    10,000,000     355,295
 Series 12
 8.00%, due 12/24/12.................................     5,000,000     178,106
 Series 3
 10.00%, due 8/2/00..................................    20,000,000     803,423
                                                                    -----------
                                                                      1,513,282
                                                                    -----------
CANADA (9.6%)
Canadian Government
 7.75%, due 9/15/96.................................. C$    345,000     256,377
 Series A76
 9.00%, due 6/1/25...................................       280,000     239,186
 Series H80
 9.75%, due 6/1/01...................................     1,035,000     864,325
 Series A33
 11.50%, due 9/1/00..................................       530,000     464,686
Province of British Columbia
 8.00%, due 8/23/05..................................     1,225,000     945,416
Province of Ontario
 7.75%, due 12/8/03..................................     1,800,000   1,360,095
 Series GH
 10.875%, due 1/10/01................................       120,000     102,948
                                                                    -----------
                                                                      4,233,033
                                                                    -----------

                                                        PRINCIPAL
                                                         AMOUNT        VALUE
                                                    ---------------------------
DENMARK (7.6%)
Kingdom of Denmark
 7.00%, due 12/15/04................................. DK  6,150,000 $ 1,105,310
 7.00%, due 11/10/24.................................     1,850,000     297,773
 9.00%, due 11/15/96.................................     3,500,000     653,859
 9.00%, due 11/15/98.................................     6,710,000   1,318,924
                                                                    -----------
                                                                      3,375,866
                                                                    -----------
FRANCE (12.3%)
France Bons du Tresor Negociables
 5.75%, due 11/12/98................................. FF  1,500,000     310,436
 8.50%, due 11/12/97.................................     4,700,000   1,017,773
France Obligations Assimilables du Tresor
 6.00%, due 10/25/25.................................       900,000     152,749
 7.50%, due 4/25/05..................................     3,960,000     858,095
 8.25%, due 2/27/04..................................     2,480,000     562,495
 8.50%, due 3/28/00..................................     3,000,000     674,855
 8.50%, due 11/25/02.................................     4,200,000     961,631
 8.50%, due 10/25/08.................................     2,100,000     491,207
 8.50%, due 12/26/12.................................     1,800,000     420,593
                                                                    -----------
                                                                      5,449,834
                                                                    -----------
GERMANY (15.5%)
Bundesobligation
 Series 97
 8.50%, due 9/20/96.................................. DM  1,550,000   1,118,903
 Series 95
 8.625%, due 2/20/96.................................       755,000     530,666
Bundesschatzanweisungen
 8.125%, due 1/22/96.................................       505,000     353,608
German Unity Fund
 8.50%, due 2/20/01..................................     1,050,000     841,232
International Bank of Reconstruction & Development
 7.125%, due 4/12/05.................................       400,000     296,938
Republic of Deutschland
 6.25%, due 1/4/24...................................     1,000,000     650,818
 7.375%, due 1/3/05..................................       255,000     194,696
 7.50%, due 11/11/04.................................     1,990,000   1,531,350
Treuhandanstalt
 7.50%, due 9/9/04...................................       875,000     671,560
Treuhand-Obligationen
 6.125%, due 6/25/98.................................       940,000     687,952
                                                                    -----------
                                                                      6,877,723
                                                                    -----------
IRELAND (3.5%)
Irish Government
 6.25%, due 4/1/99................................... IP    179,000     284,457
 8.25%, due 8/18/15..................................       111,000     189,026
 8.75%, due 7/27/97..................................       179,000     298,802
 8.75%, due 9/30/12..................................       179,000     318,310
 9.25%, due 7/11/03..................................       258,000     460,861
                                                                    -----------
                                                                      1,551,456
                                                                    -----------

--------
+Percentages indicated are based on Fund net assets.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

INTERNATIONAL BOND FUND
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1995

LONG-TERM GOVERNMENT BONDS (Continued)    SHORT-TERM INVESTMENTS (1.2%)

                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                 ------------------------------
ITALY (11.9%)
Buoni Poliennali del Tesoro
 8.50%, due 8/1/97................................ IL 1,510,000,000 $   930,371
 8.50%, due 4/1/99................................    1,605,000,000     968,184
 8.50%, due 1/1/04................................    2,170,000,000   1,220,538
 9.00%, due 11/1/23...............................      550,000,000     287,837
 12.50%, due 3/1/01...............................    1,885,000,000   1,279,236
Certificati di Credito con Opzione
 12.00%, due 1/20/98..............................      955,000,000     620,846
                                                                    -----------
                                                                      5,307,012
                                                                    -----------
JAPAN (2.8%)
Autobahn Schnell
 6.00%, due 3/11/00............................... (Yen)110,000,000   1,241,753
                                                                    -----------
SPAIN (6.1%)
Spanish Government
 9.00%, due 2/28/97............................... SP    43,720,000     359,411
 10.25%, due 11/30/98.............................       31,540,000     266,562
 10.50%, due 10/30/03.............................       60,700,000     522,015
 11.30%, due 1/15/02..............................       33,570,000     297,942
 12.25%, due 3/25/00..............................      140,000,000   1,261,586
                                                                    -----------
                                                                      2,707,516
                                                                    -----------
SWEDEN (6.8%)
Banque Nationale de Paris
 Series EMTN
 11.00%, due 11/4/99.............................. SK     6,050,000     981,801
Swedish Government
 Series 1034
 9.00%, due 4/20/09...............................        4,900,000     763,464
 Series 1033
 10.25%, due 5/5/03...............................        1,600,000     266,335
 Series 1020
 10.75%, due 1/23/97..............................        4,200,000     649,404
 Series 1030
 13.00%, due 6/15/01..............................        2,000,000     363,233
                                                                    -----------
                                                                      3,024,237
                                                                    -----------
Total Long-Term Government Bonds
 (Cost $36,556,290)...............................                   39,836,654
                                                                    -----------

                                                     PRINCIPAL
                                                      AMOUNT         VALUE
                                                 -------------------------------
COMMERCIAL PAPER (0.2%)
UNITED STATES (0.2%)
Hasbro Corp.
 5.70%, due 1/2/96................................ $     100,000  $    99,984
                                                                  -----------
Total Commercial Paper
 (Cost $99,984)...................................                     99,984
                                                                  -----------
GOVERNMENT OBLIGATIONS (1.0%)
ITALY (1.0%)
Buoni Poliennali del Tesoro
 12.00%, due 1/1/96............................... IL690,000,000      432,437
                                                                  -----------
Total Government Obligations
 (Cost $427,675)..................................                    432,437
                                                                  -----------
Total Short-Term Investments
 (Cost $527,659)..................................                    532,421
                                                                  -----------
Total Investments
 (Cost $37,083,949) (a)...........................          90.9%  40,369,075(b)
Cash and Other Assets,
 Less Liabilities.................................           9.1    4,025,261
                                                   -------------  -----------
Net Assets........................................         100.0% $44,394,336
                                                   =============  ===========

--------
(a) The cost for Federal income tax purposes is $37,114,781.
(b) At December 31, 1995 net unrealized appreciation for securities was $3,254,294, based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $3,420,683 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $166,389.

 The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                      MAINSTAY
                                                      INSTITUTIONAL FUNDS INC.


(c) Forward Foreign Currency Contracts Open at December 31, 1995:

                                                                               GROSS
    CONTRACT                    IN                     DELIVERY              UNREALIZED
   TO DELIVER              EXCHANGE FOR                  DATE               APPRECIATION
-----------------        -----------------             --------             ------------
BF     37,400,000        DM      1,817,652             1/30/96                $  1,081
DM     13,116,666        $       9,385,863              1/5/96                 214,520
DM      1,305,676        IL  1,480,000,000             1/23/96                  14,652
DM        579,676        FF      2,015,000              2/2/96                   5,977
DM      3,347,470        $       2,405,000              2/5/96                  58,551
DM      1,027,485        DK      4,000,000              2/9/96                   2,338
DM      1,032,224        $         751,200             3/25/96                  26,878
DM      5,545,000        $       3,932,624             4/18/96                  37,023
DM      3,170,000        $       2,260,330              5/3/96                  31,624
DM        991,410        $         700,000             6/10/96                   1,667
DM      1,734,335        $       1,225,000             6/20/96                   3,372
(Yen) 206,157,600        $       2,055,000              7/2/96                   4,557
(Pounds)1,240,500        DM      2,762,110              1/3/96                   5,106
$       3,050,000        DM      4,435,005              1/5/96                  51,013
$         640,000        A$        869,565             2/26/96                   5,006
$         640,000        A$        864,961              4/2/96                     607
                                                                              --------
                                                                               463,972
                                                                              --------
                                                                               GROSS
    CONTRACT                    IN                     DELIVERY              UNREALIZED
   TO DELIVER              EXCHANGE FOR                  DATE               DEPRECIATION
-----------------        -----------------             --------             ------------
A$      3,620,000        $       2,678,800             2/26/96                   6,360
C$      1,215,000        $         880,435             3/14/96                  10,262
DK     18,200,000        DM      4,677,461              2/9/96                   8,952
DM      2,784,923        (Pounds)1,240,500              1/3/96                  21,053
DM     12,821,789        $       8,790,000              1/5/96                 175,162
DM      3,480,681        $       2,375,000             2/21/96                  64,432
DM        190,744        SK        875,400              3/5/96                   2,340
DM      4,448,141        $       3,075,000             3/25/96                  46,305
DM      2,746,600        (Pounds)1,240,000              4/2/96                   7,202
FF      5,865,000        DM      1,679,385              2/2/96                  22,907
IP        950,000        (Pounds)  973,418              1/3/96                  11,538
IP        944,767        (Pounds)  975,000              4/2/96                   4,293
IL  2,061,000,000        DM      1,796,313             1/23/96                  35,768
(Pounds)  973,418        IP        942,139              1/3/96                   1,063
SP    131,400,000        DM      1,496,924             1/22/96                  31,577
$         235,000        DM        334,640              1/5/96                   1,015
$       2,349,926        (Yen) 238,400,000              2/5/96                  25,765
                                                                              --------
                                                                               475,994
                                                                              --------
Net Depreciation........................................                      $(12,022)
                                                                              ========

(d) Foreign cash held at December 31, 1995:

   CURRENCY                             COST                                              VALUE
---------------                      ----------                                         ----------
A$       41,499                      $   30,713                                         $   30,871
AS    2,867,949                         292,622                                            284,784
BF    2,011,544                          69,316                                             68,350
C$    1,105,635                         810,643                                            810,643
DK    2,166,344                         395,541                                            390,895
DM      403,413                         282,348                                            281,851
FF      709,777                         143,825                                            145,134
IP        8,881                          14,328                                             14,234
IL  965,009,856                         599,440                                            607,956
(Yen)11,249,254                         120,272                                            109,050
SP   10,449,294                          85,210                                             86,134
SK    8,191,035                       1,230,176                                          1,235,937
                                     ----------                                         ----------
                                     $4,074,434                                         $4,065,839
                                     ==========                                         ==========

(e) The following abbreviations are used in the portfolio and footnotes:

    A$--Australian Dollar
    AS--Austrian Schilling
    BF--Belgian Franc
    C$--Canadian Dollar
    DK--Danish Krone
    DM--Deutsche Mark
    FF--French Franc
    IP--Irish Punt
    IL--Italian Lira
    (Yen)--Japanese Yen
    (Pounds)--Pound Sterling
    SP--Spanish Peseta
    SK--Swedish Krona
    $--U.S. Dollar

 The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

INTERNATIONAL BOND FUND
STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 1995

ASSETS:
 Investment in securities, at value (Note 2) (identified cost
  $37,083,949).................................................... $40,369,075
 Cash denominated in foreign currencies (identified cost
  $4,074,434).....................................................   4,065,839
 Cash.............................................................      43,747
 Receivables:
 Interest.........................................................   1,411,750
 Unrealized appreciation on foreign currency contracts............     463,972
 Unamortized organization expense (Note 2)........................      48,802
                                                                   -----------
   Total assets...................................................  46,403,185
                                                                   -----------
LIABILITIES:
 Payables:
 Investment securities purchased..................................   1,428,035
 Organization.....................................................      41,402
 Administrator....................................................      28,867
 Adviser..........................................................      11,213
 Transfer agent...................................................       2,050
 Custodian........................................................       1,454
 Directors........................................................         548
 Accrued expenses.................................................      19,286
 Unrealized depreciation on foreign currency contracts............     475,994
                                                                   -----------
   Total liabilities..............................................   2,008,849
                                                                   -----------
 Net assets....................................................... $44,394,336
                                                                   ===========
COMPOSITION OF NET ASSETS:
 Capital stock (par value of $.001 per share) 1 billion shares
  authorized Institutional Class.................................. $     3,978
 Institutional Service Class......................................           1
 Additional paid-in capital.......................................  40,140,817
 Accumulated undistributed net investment income..................     626,008
 Accumulated undistributed net realized gain on investments.......     287,048
 Accumulated undistributed net realized gain on foreign currency
  transactions....................................................      70,073
 Net unrealized appreciation on investments.......................   3,285,126
 Net unrealized depreciation on translation of assets and
  liabilities in foreign currencies...............................     (18,715)
                                                                   -----------
 Net assets....................................................... $44,394,336
                                                                   ===========
Institutional Class
 Net assets applicable to outstanding shares...................... $44,388,273
                                                                   ===========
 Shares of capital stock outstanding..............................   3,978,202
                                                                   ===========
 Net asset value per share outstanding............................ $     11.16
                                                                   ===========
Institutional Service Class
 Net assets applicable to outstanding shares...................... $     6,063
                                                                   ===========
 Shares of capital stock outstanding..............................         544
                                                                   ===========
 Net asset value per share outstanding............................ $     11.14
                                                                   ===========

STATEMENT OF OPERATIONS
For the period January 1, 1995
(Commencement of operations) through
December 31, 1995

INVESTMENT INCOME:
 Income:
 Interest (a)..................................................... $3,069,488
                                                                   ----------
 Expenses: (Note 2)
 Administration (Note 3)..........................................    203,021
 Advisory (Note 3)................................................    121,813
 Registration.....................................................     21,274
 Custodian........................................................     13,505
 Auditing.........................................................     13,264
 Transfer agent...................................................     12,706
 Amortization of organization expense.............................     12,198
 Legal............................................................      7,547
 Shareholder communication........................................      3,967
 Directors........................................................      1,807
 Service (Note 3).................................................          2
 Miscellaneous....................................................      6,813
                                                                   ----------
   Total expenses before
    reimbursement.................................................    417,917
 Expense reimbursement from Administrator (Note 3)................    (31,528)
                                                                   ----------
   Net expenses...................................................    386,389
                                                                   ----------
 Net investment income............................................  2,683,099
                                                                   ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
 CURRENCY TRANSACTIONS:
 Net realized gain from:
 Security transactions............................................    781,828
 Foreign currency transactions....................................     89,561
                                                                   ----------
 Net realized gain on investments and foreign currency
  transactions....................................................    871,389
                                                                   ----------
 Net unrealized appreciation (depreciation) on investments:
 Security transactions............................................  3,285,126
 Translation of assets and liabilities in foreign currencies......    (18,715)
                                                                   ----------
 Net unrealized gain on investments and
  foreign currencies..............................................  3,266,411
                                                                   ----------
 Net realized and unrealized gain on investments and foreign currency transactions...........................................  4,137,800
                                                                   ----------
 Net increase in net assets resulting from operations............. $6,820,899
                                                                   ==========

--------
(a) Interest recorded net of foreign withholding taxes of $79,308.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                      MAINSTAY
                                                      INSTITUTIONAL FUNDS INC.
INTERNATIONAL BOND FUND
STATEMENT OF CHANGES IN NET ASSETS
For the period January 1, 1995 (Commencement of operations) through December 31, 1995

                                                                      1995
                                                                   -----------
INCREASE IN NET ASSETS:
 Operations:
 Net investment income............................................ $ 2,683,099
 Net realized gain on investments.................................     781,828
 Net realized gain on foreign currency transactions...............      89,561
 Net unrealized appreciation on investments.......................   3,285,126
 Net unrealized depreciation on translation of assets and liabil-
  ities in foreign currencies.....................................     (18,715)
                                                                   -----------
 Net increase in net assets resulting from operations.............   6,820,899
                                                                   -----------
 Dividends and distributions to shareholders:
 From net investment income:
  Institutional Class.............................................  (2,076,295)
  Institutional Service Class.....................................        (284)
 From net realized gain on investments and foreign currency
  transactions:
  Institutional Class.............................................    (494,713)
  Institutional Service Class.....................................         (67)
                                                                   -----------
    Total dividends and distributions to shareholders.............  (2,571,359)
                                                                   -----------
 Capital share transactions:
 Net proceeds from sale of shares:
  Institutional Class.............................................     895,688
  Institutional Service Class.....................................       5,756
 Net asset value of shares issued to shareholders in reinvestment of dividends and distributions:
  Institutional Class.............................................   2,571,004
  Institutional Service Class.....................................         349
                                                                   -----------
                                                                     3,472,797
 Cost of shares redeemed:
  Institutional Service Class.....................................         (38)
                                                                   -----------
  Increase in net assets derived from capital share transac-
   tions..........................................................   3,472,759
                                                                   -----------
  Net increase in net assets......................................   7,722,299
NET ASSETS:
 Beginning of period..............................................  36,672,037
                                                                   -----------
 End of period.................................................... $44,394,336
                                                                   ===========
 Accumulated undistributed net investment income.................. $   626,008
                                                                   ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

INTERNATIONAL BOND FUND
FINANCIAL HIGHLIGHTS
(Selected per share data and ratios)


                                                                  INSTITUTIONAL
                                                    INSTITUTIONAL    SERVICE
                                                        CLASS         CLASS
                                                    ------------- -------------
                                                        JANUARY 1, 1995(A)
                                                              THROUGH
                                                         DECEMBER 31, 1995
                                                    ---------------------------
Net asset value at beginning of period............     $ 10.00       $10.00
                                                       -------       ------
Net investment income.............................        0.70         0.70
Net realized and unrealized gain on investments...        1.12         1.10
Net realized and unrealized gain on foreign
 currency transactions............................        0.02         0.02
                                                       -------       ------
Total from investment operations..................        1.84         1.82
                                                       -------       ------
Less dividends and distributions:
From net investment income........................       (0.55)       (0.55)
From net realized gain on investments and foreign
 currency transactions............................       (0.13)       (0.13)
                                                       -------       ------
Total dividends and distributions.................       (0.68)       (0.68)
                                                       -------       ------
Net asset value at end of period..................     $ 11.16       $11.14
                                                       =======       ======
Total investment return...........................       18.46%       18.26%
Ratios (to average net assets)/Supplemental Data:
 Net investment income............................        6.61%        6.36%
 Net expenses.....................................        0.95%        1.20%
 Expenses (before reimbursement)..................        1.03%        1.28%
Portfolio turnover rate...........................          92%          92%
Net assets at end of period (in 000's)............     $44,388       $    6

--------
(a) Commencement of operations.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                             ---------------------
                               Money Market Fund
                             ---------------------

The MainStay Institutional Money Market Fund provided a total return of 5.63% (Institutional Class shares) and 5.46% (Service Class shares), for the twelve months ended December 31, 1995, compared to a total return of 5.75% for the average Lipper institutional money market fund(S) (134 funds) over the same period (12/31/94 to 12/31/95).

While short-term interest rates climbed steadily in 1994, during much of 1995, uncertainty reigned. Unlike 1994, when the Federal Reserve Board entered the market on six occasions, and each time raised its targeted overnight lending rate, the Fed entered the market only three times in 1995, raising rates once and lowering them twice.

The most dramatic effect of the Fed's change in direction was the influence on the shape of the money market yield curve (defined as the yield differential between the 12 month Treasury bill and the 3 month Treasury bill). At the beginning of the year, the curve sloped upwards by 147 basis points; by year end it had flattened so that its slope stood only at 6 basis points. This extreme flattening, which had been largely completed by mid-year, made timing the critical factor in performance during 1995. Typically, when rates are expected to fall, the portfolio's duration would be extended in order to make the portfolio more immune to interest rate changes. However, a flat yield curve increases the opportunity cost of extending since longer-term maturities are more risky, yet the yield is the same as those on shorter maturity investments.

We sought to combat this volatile environment by varying our strategies throughout the year. We began by lengthening the average maturity of the Fund by 15 days, to 40 days by midyear. This strategy helped the performance of the Fund when the Fed lowered short term rates in July. By year end we had again extended our duration by 15 days, up to 55 days. This action again helped the Fund during the fourth quarter when the Fed entered the market and lowered rates, and hurt the Fund from August to November when the Fed was absent. In addition to varying our duration, we also modified our maturity structure and purchased less liquid securities at a yield premium. During the fourth quarter, the spread between LIBOR and Treasuries increased, making products priced off of LIBOR cheaper versus products priced off of Treasuries. If this spread continues to widen, these securities may underperform; if the spread becomes tighter, they may outperform securities priced versus Treasuries.

For 1996, we believe that the Federal Reserve may lower short term rates modestly a couple more times during the first half of 1996. By historical standards, short-term real interest rates remain high (real interest rates are the "inflation adjusted" rates). In addition, recent numbers suggest that the economy may be slowing, and with inflation seemingly in tow, the Fed may have the room to slacken its monetary belt. We will continue to adjust our duration, maturity structure, and sector allocations according to our interest rate view and market conditions.

Dave Clement, CFA
Portfolio Manager



YIELD CURVE When the interest rates available from various short-, intermediate-, and long-term securities are plotted on a graph, the resulting line is known as a "yield curve."

FLATTENED YIELD CURVE Generally, short-term rates are lower than intermediate- or long-term rates, resulting in a positive yield curve. If there is little difference between short-term and long-term rates, it is called a flat yield curve.

LIBOR The London Interbank Offered Rate: the rate that the most creditworthy international banks dealing in eurodollars charge each other for large loans.

--------------------------------------------------------------------------------
    Past performance is no guarantee of future results.

(S) Lipper Analytical Services Inc. is an independent monitor of mutual fund performance. Results do not reflect any deduction of sales charges and are based on total returns with capital gains and dividends reinvested.

                  $10,000 Invested in Mainstay Institutional
                             Money Market Fund vs
                   Lipper Institutional Money Market Average

                          Institutional Class Shares
---------------------------------------------------------------------
                           [LINE GRAPH APPEARS HERE]
---------------------------------------------------------------------

                        MONEY MARKET             LIPPER INSTITUTIONAL
                           FUND                  MONEY MARKET AVERAGE
1/91                    $10,000                  $10,000
4Q 1991                 $10,595                  $10,601
4Q 1992                 $10,983                  $10,986
4Q 1993                 $11,300                  $11,307
4Q 1994                 $11,738                  $11,759
4Q 1995                 $12,398                  $12,435
---------------------------------------------------------------------

                  $10,000 Invested in Mainstay Institutional
                             Money Market Fund vs
                   Lipper Institutional Money Market Average


                             Service Class Shares
--------------------------------------------------------------------------------
                           [LINE GRAPH APPEARS HERE]
--------------------------------------------------------------------------------

                        MONEY MARKET             LIPPER INSTITUTIONAL
                           FUND                  MONEY MARKET AVERAGE
1/91                    $10,000                  $10,000
4Q 1991                 $10,595                  $10,601
4Q 1992                 $10,983                  $10,986
4Q 1993                 $11,300                  $11,307
4Q 1994                 $11,738                  $11,759
4Q 1995                 $12,380                  $12,435
--------------------------------------------------------------------------------


[ ] Money Market Fund [ ] Lipper Institutional Money Market Average
Source: (C) Ibbotson Associates EnCorr Software
These graphs assume a $10,000 investment made on 1/2/91.

                                                        Total Return*               SEC Average Annual Total Return*
Performance                                        as of December 31, 1995               as of December 31, 1995
-------------------------------------------------------------------------------------------------------------------------
                                                            1995                 One Year    Five Year   Since Inception
-------------------------------------------------------------------------------------------------------------------------
Money Market Fund Institutional Class                       5.63%                 5.63%        4.39%          4.39%
Money Market Fund Service Class**                           5.46%                 5.46%        4.36%          4.36%
Average Lipper Institutional Money Market Fund              5.75%                 5.75%        4.45%          4.45%

Year-By-Year Performance
--------------------------------------------------------------------------------

                          Institutional Class Shares

                           [BAR CHART APPEARS HERE]

                Total Return % *
1991            5.95
1992            3.66
1993            2.89
1994            3.88
1995            5.63

Portfolio Composition (% of net assets as of December 31, 1995)
--------------------------------------------------------------------------------
                           [PIE CHART APPEARS HERE]

Commercial Paper        77.45%
MM Bankers Acceptances   8.64%
Medium Term Notes        6.15%
Cash                     0.45%
Other                    7.31%

--------------------------------------------------------------------------------
** Performance figures for the Service Class, first offered to the public on 1/1/95, include the historical performance of the Institutional Class from the Funds' inception (1/2/91) up to December 31, 1994. Performance figures for these two Classes after this date will vary based on differences in their expense structures.

 * The total return reflects the annual return on an investment including appreciation and dividends or interest. Total returns shown herein include the change in share price and reinvestment of capital gains distributions and dividends, and, for the Service Class shares, include the service fee of .25%.

   The Money Market Fund-Institutional Class had a 7-day effective yield of 5.48% with a 7-day average yield of 5.34%, both as of 12/27/95. The Money Market Fund-Service Class had a 7-day effective yield of 5.21% with a 7-day average yield of 5.08%, both as of 12/27/95. The Administrator has agreed to assume a portion of the expenses for these Funds. Had certain expenses not been assumed by the Administrator, the 7-day effective yield and the 7-day average yield would have been 5.34% and 5.21%, respectively, for the Institutional Class and 5.08% and 4.95%, respectively, for the Service Class.

   Investments in the Money Market Fund are neither insured nor guaranteed by the U.S. Government, and there is no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

   Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that upon redemption, shares may be worth more or less than their original cost.

   The Institutional Class shares are sold with no sales charge. The Service Class shares, first offered 1/1/95, are sold with no initial or contingent deferred sales charge, but are subject to an annual shareholder service fee of .25%.

Top 10 Holdings
(% of net assets as of December 31, 1995)
 1. Weyerhauser Real Estate, 2/13/96, 5.63%                      4.84%
 2. John Deere Capital Corp., 1/26/96, 5.75%                     4.23%
 3. Sanwa Business Credit Corp., 2/23/96, 5.87%                  4.21%
 4. Morgan Stanley Group, Inc. 4/1/96, 5.50%                     4.19%
 5. AT&T Capital Corp., 1/29/96, 5.80%                           3.98%
 6. Lubrizol Corp., 1/23/96, 5.72%                               3.53%
 7. Bell South Capital Funding Corp. 1/5/96, 5.73%               3.03%
 8. GTE South Inc., 2/7/96, 5.60%                                3.03%
 9. Brown-Forman Corp. 3/13/96, 5.50%                            2.97%
10. Boatmens National Bank of St. Louis, 6/12/96, 5.91%          2.83%

Top 5 Industry Holdings
(% of net assets as of December 31, 1995)
 1. Banks                                                       19.20%
 2. Utilities                                                   11.12%
 3. Consumer Financial Services                                 10.34%
 4. Utilities-Telephone                                          9.81%
 5. Capital Goods                                                6.99%

Average Maturity                                               55 Days

MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
December 31, 1995

SHORT-TERM
INVESTMENTS (99.6%)+

                                                         PRINCIPAL   AMORTIZED
                                                           AMOUNT      COST
                                                       ------------------------
BANK NOTE (2.8%)
Boatmens National Bank of
 St. Louis
 5.91%, due 6/12/96 (b)(c).............................. $2,000,000 $ 2,000,000
                                                                    -----------
BANKERS' ACCEPTANCES (8.6%)
Huntington National Bank, Columbus
 5.64%, due 1/16/96.....................................  1,000,000     997,650
Mellon Bank, N.A. Pittsburgh
 5.55%, due 4/26/96.....................................  1,000,000     982,117
Morgan Guaranty & Trust Co.
 5.53%, due 3/26/96.....................................  1,857,143   1,832,894
National City Bank, Cleveland
 5.75%, due 1/18/96.....................................  1,000,000     997,285
Wachovia Bank of Georgia,
 N.A., Atlanta
 5.63%, due 1/16/96.....................................  1,300,000   1,296,950
                                                                    -----------
                                                                      6,106,896
                                                                    -----------
CORPORATE BONDS (4.5%)
PepsiCo Inc.
 7.87%, due 8/15/96 (c).................................  1,650,000   1,668,170
Transamerica Finance Corp.
 5.85%, due 7/15/96 (c).................................  1,500,000   1,498,598
                                                                    -----------
                                                                      3,166,768
                                                                    -----------
MEDIUM-TERM NOTES (6.2%)
Beneficial Corp.
 5.86%, due 12/2/96 (b)(c)..............................  2,000,000   1,998,972
Ford Motor Corp.
 5.40%, due 2/5/96 (c)..................................  1,000,000     998,743
PacifiCorp
 8.49%, due 8/15/96 (c).................................  1,325,000   1,344,263
                                                                    -----------
                                                                      4,341,978
                                                                    -----------
COMMERCIAL PAPER (77.5%)
AT&T Capital Corp.
 5.80%, due 1/29/96.....................................  2,825,000   2,812,256
BellSouth Capital Funding Corp.
 5.73%, due 1/5/96......................................  2,140,000   2,138,638
Beneficial Corp.
 5.92%, due 1/2/96......................................  1,812,000   1,811,702
BHP Finance (USA) Inc.
 5.64%, due 3/5/96......................................  2,000,000   1,979,947
Brown-Forman Corp.
 5.50%, due 3/13/96.....................................  2,123,000   2,099,647
Campbell Soup Co.
 5.58%, due 2/1/96......................................    885,000     880,748
Cargill Inc.
 5.52%, due 3/5/96......................................    818,000     809,973
 5.70%, due 1/12/96.....................................  2,000,000   1,996,517
Cooperative Association of Tractor Dealers Inc.
 5.50%, due 3/22/96.....................................  1,500,000   1,481,438
 5.75%, due 1/3/96......................................  1,650,000   1,649,473

                                                        PRINCIPAL    AMORTIZED
                                                          AMOUNT       COST
                                                      -------------------------
COMMERCIAL PAPER (Continued)
Dealers Capital Access Trust Inc.
 5.80%, due 1/4/96..................................... $1,950,000  $ 1,949,057
Ford Motor Credit Co.
 5.76%, due 1/4/96.....................................  2,000,000    1,999,040
Frontier Corp.
 5.67%, due 3/14/96 (a)................................  1,500,000    1,482,754
 5.73%, due 2/22/96 (a)................................  2,000,000    1,983,447
GTE South Inc.
 5.60%, due 2/7/96.....................................  2,150,000    2,137,626
Heinz (H.J.) Co.
 5.60%, due 2/2/96.....................................  1,150,000    1,144,276
J.C. Penney Funding Corp.
 5.65%, due 2/14/96....................................  2,000,000    1,986,189
John Deere Capital Corp.
 5.75%, due 1/26/96....................................  3,000,000    2,988,021
Lubrizol Corp.
 5.72%, due 1/23/96....................................  2,500,000    2,491,261
McGraw-Hill Companies Inc. (The)
 5.38%, due 8/16/96....................................  2,000,000    1,931,853
Morgan Stanley Group Inc.
 5.50%, due 4/1/96.....................................  3,000,000    2,958,292
National City Credit Corp.
 5.68%, due 1/12/96....................................  1,000,000      998,264
National Rural Utilities Cooperative Finance Corp.
 5.50%, due 3/12/96....................................  2,000,000    1,978,306
Province of Alberta
 5.58%, due 1/12/96....................................    900,000      898,465
Sanwa Business Credit Corp.
 5.87%, due 2/23/96....................................  3,000,000    2,974,074
Southern Co.
 5.72%, due 1/17/96 (a)................................  1,750,000    1,745,551
Tampa Electric Co.
 5.70%, due 1/10/96....................................  2,000,000    1,997,150
Weyerhauser Real Estate Co.
 5.63%, due 2/13/96....................................  3,440,000    3,416,916
                                                                    -----------
                                                                     54,720,881
                                                                    -----------
Total Short-Term Investments (Amortized Cost
 $70,336,523) (d)......................................       99.6%  70,336,523
Cash and Other Assets,
 Less Liabilities......................................        0.4      316,196
                                                        ----------  -----------
Net Assets.............................................      100.0% $70,652,719
                                                        ==========  ===========

--------
(a) May be sold to institutional investors only.
(b) Floating rate. Rate shown is the rate in effect at December 31, 1995.
(c) Coupon interest bearing security.
(d) The cost stated also represents the aggregate cost for Federal income tax purposes.

--------
+Percentages indicated are based on Fund net assets.

 The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                      MAINSTAY
                                                      INSTITUTIONAL FUNDS INC.

The table below sets forth the diversification of Money
Market Fund investments by industry.


SHORT-TERM INVESTMENTS

                                                            AMORTIZED
                                                              COST     PERCENT +
                                                         -----------------------
Auto Manufacturing........................................ $   998,743     1.4%
Banks.....................................................  13,561,989    19.2
Beverages.................................................   2,099,647     3.0
Brokerage.................................................   2,958,292     4.2
Capital Goods.............................................   4,937,079     7.0
Conglomerates.............................................   1,668,170     2.4
Consumer Financial Services...............................   7,308,312    10.4
Energy....................................................   1,979,947     2.8
Food......................................................   4,831,513     6.8
Foreign Government........................................     898,465     1.3
Machinery.................................................   3,130,911     4.4
Oil Services..............................................   2,491,261     3.5
Paper & Forest Products...................................   3,416,916     4.9
Publishing................................................   1,931,853     2.7
Retail....................................................   1,986,189     2.8
Utilities.................................................   7,858,632    11.1
Utilities-Electric........................................   1,344,263     1.9
Utilities-Telephone.......................................   6,934,341     9.8
                                                           -----------   -----
                                                            70,336,523    99.6
Cash and Other Assets,
 Less Liabilities.........................................     316,196     0.4
                                                           -----------   -----
Net Assets................................................ $70,652,719   100.0%
                                                           ===========   =====

--------
+Percentages indicated are based on Fund net assets.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 1995


ASSETS:
 Investment in securities, at value (Note 2) (amortized cost
  $70,336,523)..................................................... $70,336,523
 Cash..............................................................     299,848
 Receivables:
 Fund shares sold..................................................     200,000
 Interest..........................................................     168,804
                                                                    -----------
   Total assets....................................................  71,005,175
                                                                    -----------
LIABILITIES:
 Payables:
 Administrator.....................................................       6,621
 Adviser...........................................................       5,820
 Transfer agent....................................................       4,732
 Custodian.........................................................       2,897
 Directors.........................................................         429
 Accrued expenses..................................................      21,968
 Dividend payable..................................................     309,989
                                                                    -----------
   Total liabilities...............................................     352,456
                                                                    -----------
 Net assets........................................................ $70,652,719
                                                                    ===========
COMPOSITION OF NET ASSETS:
 Capital stock (par value of $.001 per share) 12 billion shares authorized
 Institutional Class............................................... $    67,868
 Institutional Service Class.......................................       2,784
 Additional paid-in capital........................................  70,581,938
 Accumulated undistributed net realized gain on investments........         129
                                                                    -----------
 Net assets........................................................ $70,652,719
                                                                    ===========
Institutional Class
 Net assets applicable to outstanding shares....................... $67,868,617
                                                                    ===========
 Shares of capital stock outstanding...............................  67,868,488
                                                                    ===========
 Net asset value per share outstanding............................. $      1.00
                                                                    ===========
Institutional Service Class
 Net assets applicable to outstanding shares....................... $ 2,784,102
                                                                    ===========
 Shares of capital stock outstanding...............................   2,784,102
                                                                    ===========
 Net asset value per share outstanding............................. $      1.00
                                                                    ===========

STATEMENT OF OPERATIONS
For the year ended December 31, 1995

INVESTMENT INCOME:
 Income:
 Interest........................................................... $3,585,195
                                                                     ----------
 Expenses: (Note 2)
 Administration (Note 3)............................................    239,673
 Advisory (Note 3)..................................................     59,918
 Registration.......................................................     31,217
 Transfer agent.....................................................     29,439
 Legal..............................................................     17,236
 Custodian..........................................................     15,895
 Auditing...........................................................     15,616
 Shareholder communication..........................................     10,844
 Amortization of organization expense...............................      9,388
 Directors..........................................................      2,819
 Service (Note 3)...................................................      2,449
 Miscellaneous......................................................      3,760
                                                                     ----------
   Total expenses before
    reimbursement...................................................    438,254
 Expense reimbursement from Administrator (Note 3)..................   (136,576)
                                                                     ----------
   Net expenses.....................................................    301,678
                                                                     ----------
 Net investment income..............................................  3,283,517
                                                                     ----------
REALIZED GAIN ON INVESTMENTS:
 Net realized gain on investments...................................        129
                                                                     ----------
 Net increase in net assets resulting from operations............... $3,283,646
                                                                     ==========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                      MAINSTAY
                                                      INSTITUTIONAL FUNDS INC.
MONEY MARKET FUND
STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 1995 and December 31, 1994


                                                      1995           1994
                                                  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
 Net investment income........................... $   3,283,517  $   2,473,884
 Net realized gain on investments................           129          1,926
                                                  -------------  -------------
 Net increase in net assets resulting from
  operations.....................................     3,283,646      2,475,810
                                                  -------------  -------------
 Dividends to shareholders:
 From net investment income:
  Institutional Class............................    (3,234,067)    (2,473,884)
  Institutional Service Class....................       (51,376)           --
                                                  -------------  -------------
   Total dividends to shareholders...............    (3,285,443)    (2,473,884)
                                                  -------------  -------------
 Capital share transactions:
 Net proceeds from sale of shares:
  Institutional Class............................   193,425,248    303,367,894
  Institutional Service Class....................     4,420,373            --
 Net asset value of shares issued to
  shareholders in reinvestment of dividends:
  Institutional Class............................     3,150,373      2,147,791
  Institutional Service Class....................        40,688            --
                                                  -------------  -------------
                                                    201,036,682    305,515,685
 Cost of shares redeemed:
  Institutional Class............................  (193,810,740)  (316,244,412)
  Institutional Service Class....................    (1,677,059)           --
                                                  -------------  -------------
  Increase (decrease) in net assets derived from
   capital share transactions....................     5,548,883    (10,728,727)
                                                  -------------  -------------
  Net increase (decrease) in net assets..........     5,547,086    (10,726,801)
NET ASSETS:
 Beginning of year...............................    65,105,633     75,832,434
                                                  -------------  -------------
 End of year..................................... $  70,652,719  $  65,105,633
                                                  =============  =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
(Selected per share data and ratios)


                                       INSTITUTIONAL
                         INSTITUTIONAL    SERVICE
                             CLASS         CLASS                INSTITUTIONAL CLASS
                         ------------- ------------- ---------------------------------------------
                                       YEAR ENDED DECEMBER 31                   JANUARY 2, 1991(A)
                         -----------------------------------------------------       THROUGH
                                    1995              1994     1993     1992    DECEMBER 31, 1991
                         --------------------------- -------  -------  -------  ------------------
Net asset value at
 beginning of period....    $  1.00       $ 1.00     $  1.00  $  1.00  $  1.00       $   1.00
                            -------       ------     -------  -------  -------       --------
Net investment income...       0.05         0.05        0.04     0.03     0.03           0.06
                            -------       ------     -------  -------  -------       --------
Less dividends from net
 investment income......      (0.05)       (0.05)      (0.04)   (0.03)   (0.03)         (0.06)
                            -------       ------     -------  -------  -------       --------
Net asset value at end
 of period..............    $  1.00       $ 1.00     $  1.00  $  1.00  $  1.00       $   1.00
                            =======       ======     =======  =======  =======       ========
Total investment
 return.................       5.63%        5.46%       3.88%    2.89%    3.66%          5.95%
Ratios (to average net
 assets)/ Supplemental
 Data:
 Net investment income..       5.48%        5.23%       3.89%    2.85%    3.64%          5.84%
 Net expenses...........       0.50%        0.75%       0.50%    0.45%    0.45%          0.45%
 Expenses (before
  reimbursement)........       0.73%        0.98%       0.68%    0.67%    0.65%          0.65%
Net assets at end of
 period (in 000's)......    $67,869       $2,784     $65,106  $75,832  $71,573       $126,690

--------
(a) Commencement of operations.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                            ----------------------
                             Short-Term Bond Fund
                            ----------------------

For 1995, the Institutional Short-Term Bond Fund returned 10.27% and 10.07% for Institutional Class and Service Class shares, respectively. These results were slightly behind the average Lipper short investment grade debt fund(S) return of 10.84% (among 86 funds in the Lipper category from 12/31/94 to 12/31/95) and the Salomon 1-3 Year Treasury Index+ return of 10.73% for 1995.

The Institutional Short-Term Bond Fund returned 2.30% and 2.31% for the fourth quarter of 1995 for Institutional Class and Service Class shares, respectively, versus the average Lipper short investment grade debt fund's return of 2.51% and the Salomon 1-3 Year Treasury Index return of 2.47% for the fourth quarter.

1995's economic environment of low inflation, moderate economic growth and fiscal restraint helped drive interest rates down and bond prices up. During 1995, the Short-Term Bond Fund's holdings in corporates and asset-backed securities were positive factors in the Fund's double digit returns. Compared to the other Funds in the Lipper category, the Fund did not hold short-term higher yield securities of foreign bonds which hurt the Fund's overall performance for the year. The average maturity of holdings in the Fund is less than three years.

Looking at 1996, the Fund is positioned with exposure to corporate bonds, an increased position in asset-backed securities, and no exposure to mortgage-backed securities. The Fund's duration matches the Index.

Ravi Akhoury
Edward Munshower
Portfolio Managers



                  $10,000 Invested in Mainstay Institutional
                            Short-Term Bond Fund vs
                        Salomon 1-3 Year Treasury Index

                          Institutional Class Shares
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

            Short-Term        SB 1-3
            Bond Fund     Yr Treasury Index
-------     ----------    -----------------
1/91        $10,000           $10,000
4Q 1991     $11,130           $11,164
4Q 1992     $11,791           $11,867
4Q 1993     $12,459           $12,507
4Q 1994     $12,473           $12,574
4Q 1995     $13,754           $13,923

--------------------------------------------------------------------------------
[ ] Short-Term Bond Fund [ ] Salomon 1-3 Year Treasury Index
Source: (C) Ibbotson Associates EnCorr Software
The graphs assume a $10,000 investment made on 1/2/91.



                  $10,000 Invested in Mainstay Institutional
                            Short-Term Bond Fund vs
                        Salomon 1-3 Year Treasury Index

                             Service Class Shares
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

            Short-Term        SB 1-3
            Bond Fund    Yr Treasury Index
-------     ----------   -----------------
1/91        $10,000           $10,000
4Q 1991     $11,130           $11,164
4Q 1992     $11,791           $11,867
4Q 1993     $12,459           $12,507
4Q 1994     $12,473           $12,574
4Q 1995     $13,727           $13,923

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
    Past performance is no guarantee of future results.

(S) Lipper Analytical Services Inc. is an independent monitor of mutual fund performance. Results do not reflect any deduction of sales charges and are based on total returns with capital gains and dividends reinvested.

  + The Salomon 1-3 Year Treasury Index is an unmanaged index generally considered representative of the U.S. short-term bond market.

                                                        Total Return*                SEC Average Annual Total Return*
Performance                                        as of December 31, 1995               as of December 31, 1995
-------------------------------------------------------------------------------------------------------------------------
                                                            1995                 One Year    Five Year    Since Inception
-------------------------------------------------------------------------------------------------------------------------
Short-Term Bond Fund Institutional Class                   10.27%                 10.27%       6.58%          6.58%
Short-Term Bond Fund Service Class**                       10.07%                 10.07%       6.54%          6.54%
Average Lipper Short-Term Investment Grade Fund            10.84%                 10.84%       7.14%          7.14%
Salomon 1-3 Year Treasury Index                            10.73%                 10.73%       6.84%          6.84%


Year-By-Year Performance
--------------------------------------------------------------------------------

                           [BAR CHART APPEARS HERE]

                       Institutional Class Shares
                       Total Return %*
                       --------------
1991                   11.30
1992                    5.94
1993                    5.67
1994                    0.11
1995                   10.27

Portfolio Composition (% of net assets as of December 31, 1995)
--------------------------------------------------------------------------------

                           [PIE CHART APPEARS HERE]

Domestic Bonds - Non-Convertible   12.71%
U.S. Government                    56.25%
Cash & Equivalents                  0.49%
Other                              30.55%

Top 10 Holdings
(% of net assets as of December 31, 1995)
 1. US Treasury Note, 6.125%, due 5/15/98                            15.88%
 2. US Treasury Note, 4.75%, due 8/31/98                             10.68%
 3. US Treasury Note, 7.375%, due 11/15/97                            8.70%
 4. US Treasury Note, 7.25%, due 2/15/98                              7.99%
 5. US Treasury Note, 4.75%, due 10/31/98                             6.83%
 6. Standard Credit Card Trust, 9.375%, due 9/10/98                   4.56%
 7. US Treasury Note, 8.125%, due 2/15/98                             4.52%
 8. Old Kent Bank & Trust Corp., 7.86%, due 12/16/96                  3.93%
 9. BankAmerica, 7.25%, due 2/3/97                                    3.91%
10. First Fidelity Bancorp, 8.50%, due 4/1/98                         3.28%

Top 5 Industry Holdings
(% of net assets as of December 31, 1995)
 1. US Government                                                    56.25%
 2. Banks                                                            15.55%
 3. Auto Loans                                                       11.31%
 4. Credit Card Receivables                                          10.33%
 5. First Mortgage Loans                                              3.27%

Dollar Weighted Average Maturity                                    1.9 Years

--------------------------------------------------------------------------------
** Performance figures for the Service Class, first offered to the public on 1/1/95, include the historical performance of the Institutional Class from the Funds' inception (1/2/91) up to December 31, 1994. Performance figures for these two Classes after this date will vary based on differences in their expense structures.

 * The total return reflects the annual return on an investment including appreciation and dividends or interest. Total returns shown herein include the change in share price and reinvestment of capital gains distributions and dividends, and, for the Service Class shares, include the service fee of .25%.

   Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that upon redemption, shares may be worth more or less than their original cost.

   The Institutional Class shares are sold with no sales charge. The Service Class shares, first offered 1/1/95, are sold with no initial or contingent deferred sales charge, but are subject to an annual shareholder service fee of .25%.

                                                      MAINSTAY
                                                      INSTITUTIONAL FUNDS INC.
SHORT-TERM BOND FUND
PORTFOLIO OF INVESTMENTS
December 31, 1995

LONG-TERM INVESTMENTS (98.5%)+
ASSET-BACKED SECURITIES (30.5%)

                                                         PRINCIPAL
                                                          AMOUNT       VALUE
                                                      -------------------------
AUTO LEASE (3.0%)
Ford Credit Auto Lease Trust
 Series 1995-1 Class A2
 6.35%, due 11/15/98................................... $ 1,550,000 $ 1,562,601
                                                                    -----------
AUTO LOANS (11.3%)
Case Equipment Loan Trust
 Series 1994-A Class A2
 4.65%, due 8/15/99....................................     594,223     589,766
Ford Credit Grantor Trust
 Series 1995-B Class A
 5.90%, due 10/15/00...................................   1,021,332   1,025,825
NationsBank Auto Grantor Trust
 Series 1995-A Class A
 5.85%, due 6/15/02....................................   1,470,519   1,476,034
Old Kent Auto Receivables
 Series 1995-A Class A
 6.20%, due 8/15/01....................................   1,542,353   1,551,515
Union Acceptance Corp.
 Series 1995-B Class A
 6.575%, due 7/10/02...................................   1,225,423   1,241,121
                                                                    -----------
                                                                      5,884,261
                                                                    -----------
BOAT LOANS (1.1%)
Chrysler Financial Corp.
 Grantor Trust
 Series 11-A Class A
 8.90%, due 8/15/97....................................     561,838     575,715
                                                                    -----------

CREDIT CARD RECEIVABLES (10.3%)
American Express Master Trust
 Series 1992-1 Class A
 6.05%, due 6/15/98....................................   1,550,000   1,562,865
People's Bank Credit Card
 Master Trust
 Series 1994-1 Class A
 5.10%, due 8/15/01....................................   1,450,000   1,443,200
Standard Credit Card Trust
 Series 1990-6 Class A
 9.375%, due 9/10/98...................................   2,250,000   2,370,240
                                                                    -----------
                                                                      5,376,305
                                                                    -----------

FIRST MORTGAGE LOANS (3.3%)
Resolution Trust Corp.
 Series 1992-C4 Class A1
 8.15%, due 6/25/24....................................   1,676,545   1,701,693
                                                                    -----------

HOME EQUITY LOANS (1.5%)
Green Tree Home Improvement Loan Trust
 Series 1995-C Class A1
 6.20%, due 7/15/20....................................     789,243     791,713
                                                                    -----------
Total Asset-Backed Securities
 (Cost $15,813,634)....................................              15,892,288
                                                                    -----------


CORPORATE BONDS (12.7%)

                                                      PRINCIPAL
                                                       AMOUNT        VALUE
                                                   -----------------------------
BANKS (12.7%)
BankAmerica Corp.
 7.25%, due 2/3/97.................................. $ 2,000,000  $ 2,036,820
Citicorp
 8.42%, due 2/12/97.................................     800,000      825,144
First Fidelity Bancorp
 8.50%, due 4/1/98..................................   1,610,000    1,706,278
Old Kent Bank & Trust Co., CD
 7.86%, due 12/16/96................................   2,000,000    2,044,460
                                                                  -----------
Total Corporate Bonds
 (Cost $6,486,452)..................................                6,612,702
                                                                  -----------
U.S. GOVERNMENT (55.3%)
UNITED STATES TREASURY
 NOTES (55.3%)
 4.75%, due 8/31/98.................................   5,625,000    5,559,075
 4.75%, due 10/31/98................................   3,600,000    3,553,308
 6.125%, due 5/15/98................................   8,100,000    8,262,000
 6.50%, due 8/15/97.................................     350,000      357,000
 7.25%, due 2/15/98.................................   4,000,000    4,159,360
 7.375%, due 11/15/97...............................   4,360,000    4,524,852
 8.125%, due 2/15/98................................   2,225,000    2,352,938
                                                                  -----------
                                                                   28,768,533
                                                                  -----------
Total U.S. Government
 (Cost $28,309,216).................................               28,768,533
                                                                  -----------
Total Long-Term Investments
 (Cost $50,609,302).................................               51,273,523
                                                                  -----------
SHORT-TERM
INVESTMENT (1.0%)
U.S. GOVERNMENT (1.0%)
United States Treasury Note
 9.25%, due 1/15/96.................................     500,000      500,705
                                                                  -----------
Total Short-Term Investment
 (Cost $501,293)....................................                  500,705
                                                                  -----------
Total Investments
 (Cost $51,110,595) (a).............................        99.5%  51,774,228(b)
Cash and Other Assets,
 Less Liabilities...................................         0.5      256,076
                                                     -----------  -----------
Net Assets..........................................       100.0% $52,030,304
                                                     ===========  ===========

--------
(a) The cost stated also represents the aggregate cost for Federal income tax purposes.
(b) At December 31, 1995 net unrealized appreciation was $663,633, based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $674,811 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $11,178.

--------
+Percentages indicated are based on Fund net assets.

 The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

SHORT-TERM BOND FUND
STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 1995


ASSETS:
 Investment in securities, at value (Note 2) (identified cost
  $51,110,595).................................................... $51,774,228
 Cash.............................................................      13,197
 Receivables:
 Interest.........................................................     725,998
 Fund shares sold.................................................      69,455
                                                                   -----------
   Total assets...................................................  52,582,878
                                                                   -----------
LIABILITIES:
 Payables:
 Fund shares redeemed.............................................     481,152
 Administrator....................................................      11,629
 Adviser..........................................................       6,687
 Transfer agent...................................................       4,435
 Custodian........................................................       1,576
 Directors........................................................         394
 Accrued expenses.................................................      20,456
 Dividend payable.................................................      26,245
                                                                   -----------
   Total liabilities..............................................     552,574
                                                                   -----------
 Net assets....................................................... $52,030,304
                                                                   ===========
COMPOSITION OF NET ASSETS:
 Capital stock (par value of $.001 per share) 1 billion shares authorized
 Institutional Class.............................................. $     5,256
 Institutional Service Class......................................         117
 Additional paid-in capital.......................................  57,748,909
 Accumulated undistributed net investment income..................      26,086
 Accumulated net realized loss on investments.....................  (6,413,697)
 Net unrealized appreciation on investments.......................     663,633
                                                                   -----------
 Net assets....................................................... $52,030,304
                                                                   ===========
Institutional Class
 Net assets applicable to outstanding shares...................... $50,902,017
                                                                   ===========
 Shares of capital stock outstanding..............................   5,255,934
                                                                   ===========
 Net asset value per share outstanding............................ $      9.68
                                                                   ===========
Institutional Service Class
 Net assets applicable to outstanding shares...................... $ 1,128,287
                                                                   ===========
 Shares of capital stock outstanding..............................     116,664
                                                                   ===========
 Net asset value per share outstanding............................ $      9.67
                                                                   ===========

STATEMENT OF OPERATIONS
For the year ended December 31, 1995

INVESTMENT INCOME:
 Income:
 Interest........................................................... $3,682,732
                                                                     ----------
 Expenses: (Note 2)
 Administration (Note 3)............................................    237,578
 Advisory (Note 3)..................................................     79,193
 Transfer agent.....................................................     26,514
 Registration.......................................................     21,993
 Legal..............................................................     18,681
 Auditing...........................................................     15,199
 Custodian..........................................................      9,696
 Shareholder communication..........................................      7,182
 Amortization of organization expense...............................      6,368
 Directors..........................................................      2,485
 Service (Note 3)...................................................      1,043
 Miscellaneous......................................................      6,315
                                                                     ----------
   Total expenses before
    reimbursement...................................................    432,247
 Expense reimbursement from Administrator (Note 3)..................   (114,433)
                                                                     ----------
   Net expenses.....................................................    317,814
                                                                     ----------
 Net investment income..............................................  3,364,918
                                                                     ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized loss on investments...................................    (33,269)
 Net change in unrealized depreciation on investments...............  1,869,072
                                                                     ----------
 Net realized and unrealized gain on investments....................  1,835,803
                                                                     ----------
 Net increase in net assets resulting from operations............... $5,200,721
                                                                     ==========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                      MAINSTAY
                                                      INSTITUTIONAL FUNDS INC.
SHORT-TERM BOND FUND
STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 1995 and December 31, 1994


                                                        1995          1994
                                                    ------------  -------------
DECREASE IN NET ASSETS:
 Operations:
 Net investment income............................. $  3,364,918  $   6,170,021
 Net realized loss on investments..................      (33,269)    (5,730,361)
 Net change in unrealized
  appreciation(depreciation) on investments........    1,869,072       (531,527)
                                                    ------------  -------------
 Net increase (decrease) in net assets resulting
  from operations..................................    5,200,721        (91,867)
                                                    ------------  -------------
 Dividends to shareholders:
 From net investment income:
  Institutional Class..............................   (3,241,928)    (5,881,369)
  Institutional Service Class......................      (70,366)           --
                                                    ------------  -------------
   Total dividends to shareholders.................   (3,312,294)    (5,881,369)
                                                    ------------  -------------
 Capital share transactions:
 Net proceeds from sale of shares:
  Institutional Class..............................   25,700,541     48,548,493
  Institutional Service Class......................    1,404,973            --
 Net asset value of shares issued to shareholders
  in reinvestment of dividends:
  Institutional Class..............................    3,215,966      5,881,032
  Institutional Service Class......................       70,083            --
                                                    ------------  -------------
                                                      30,391,563     54,429,525
 Cost of shares redeemed:
  Institutional Class..............................  (42,279,444)  (134,962,634)
  Institutional Service Class......................     (310,374)           --
                                                    ------------  -------------
  Decrease in net assets derived from capital
   share transactions..............................  (12,198,255)   (80,533,109)
                                                    ------------  -------------
  Net decrease in net assets.......................  (10,309,828)   (86,506,345)
NET ASSETS:
 Beginning of year.................................   62,340,132    148,846,477
                                                    ------------  -------------
 End of year....................................... $ 52,030,304  $  62,340,132
                                                    ============  =============
 Accumulated undistributed net investment income... $     26,086  $      21,336
                                                    ============  =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

SHORT-TERM BOND FUND
FINANCIAL HIGHLIGHTS
(Selected per share data and ratios)


                                        INSTITUTIONAL
                          INSTITUTIONAL    SERVICE
                              CLASS         CLASS                 INSTITUTIONAL CLASS
                          ------------- ------------- -----------------------------------------------
                                         YEAR ENDED DECEMBER 31                    JANUARY 2, 1991(A)
                          -------------------------------------------------------       THROUGH
                                     1995              1994      1993      1992    DECEMBER 31, 1991
                          --------------------------- -------  --------  --------  ------------------
Net asset value at
 beginning of period....     $  9.37       $ 9.37     $ 10.33  $  11.23  $  11.13       $  10.00
                             -------       ------     -------  --------  --------       --------
Net investment income...        0.65         0.64        0.97      0.72      0.66           0.48
Net realized and
 unrealized gain (loss)
 on investments.........        0.31         0.30       (0.96)    (0.12)    (0.03)          0.65
                             -------       ------     -------  --------  --------       --------
Total from investment
 operations.............        0.96         0.94        0.01      0.60      0.63           1.13
                             -------       ------     -------  --------  --------       --------
Less dividends and
 distributions:
From net investment
 income.................       (0.65)       (0.64)      (0.97)    (1.36)    (0.48)           --
From net realized gain
 on investments.........         --           --          --      (0.04)    (0.05)           --
In excess of net
 investment income......         --           --          --      (0.02)      --             --
In excess of net
 realized gain on
 investments............         --           --          --      (0.08)      --             --
                             -------       ------     -------  --------  --------       --------
Total dividends and
 distributions..........       (0.65)       (0.64)      (0.97)    (1.50)    (0.53)           --
                             -------       ------     -------  --------  --------       --------
Net asset value at end
 of period..............     $  9.68       $ 9.67     $  9.37  $  10.33  $  11.23       $  11.13
                             =======       ======     =======  ========  ========       ========
Total investment
 return.................       10.27%       10.07%       0.11%     5.67%     5.94%         11.30%
Ratios (to average net
 assets)/
 Supplemental Data:
 Net investment income..        6.38%        6.13%       5.90%     6.32%     6.64%          7.33%
 Net expenses...........        0.60%        0.85%       0.60%     0.55%     0.55%          0.55%
 Expenses (before
  reimbursement)........        0.82%        1.07%       0.72%     0.68%     0.72%          0.81%
Portfolio turnover
 rate...................         171%         171%        269%      232%      270%           151%
Net assets at end of
 period (in 000's)......     $50,902       $1,128     $62,340  $148,846  $161,499       $130,141

--------
(a) Commencement of operations.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                      MAINSTAY
                                                      INSTITUTIONAL FUNDS INC.
NOTES TO FINANCIAL STATEMENTS
NOTE 1--Organization and Business:
-------------------------------------------------------------------------------

Mainstay Institutional Funds Inc. (the "Company") was incorporated in the state of Maryland on September 21, 1990 and commenced operations on January 2, 1991. The Company is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, ("Investment Company Act"). As of December 31, 1995 the Company has eleven separate investment portfolios:
EAFE Index Fund, Growth Equity Fund, Indexed Equity Fund, International Equity Fund, Multi-Asset Fund, Value Equity Fund, Bond Fund, Indexed Bond Fund, International Bond Fund, Money Market Fund and Short-Term Bond Fund (individually or collectively referred to as a "Fund" or the "Funds").

  The International Bond Fund and the International Equity Fund commenced operations on January 1, 1995.

  Each Fund currently offers two classes of shares as follows: Institutional Class shares and Institutional Service Class shares. The distribution of Institutional Service Class shares commenced on January 3, 1995. The Company has adopted a Shareholder Services Plan with respect to the Institutional Service Class of each Fund. The Institutional Class shares and Institutional Service Class shares are substantially the same, except that the Institutional Service Class shares bear the fees payable under the Shareholder Services Plan at an annual rate of 0.25% of the average daily net assets of the outstanding Institutional Service Class shares ("Shareholder Service Fee").

  The investment objectives for each of the Portfolios of the Company are as follows:

  The EAFE Index Fund seeks to provide investment results that correspond to the total return performance (reflecting reinvestment of dividends) of common stocks in the aggregate, as represented by the Morgan Stanley Capital International Europe, Australia, Far East (EAFE) Index.

  The Growth Equity Fund seeks long-term growth of capital. Dividend income, if any, is a consideration incidental to the Fund's objective of growth of capital.

  The Indexed Equity Fund seeks to provide investment results that correspond to the total return performance (reflecting reinvestment of dividends) of common stocks in the aggregate, as represented by the Standard's & Poor's 500 Composite Stock Price Index.

  The International Equity Fund seeks to provide long-term growth of capital by investing in a portfolio consisting primarily of non-U.S. equity securities. Current income is a secondary objective.

  The Multi-Asset Fund seeks to maximize total return, consistent with certain percentage constraints on amounts allocated to each asset class, from a combination of common stocks, fixed income securities, and money market investments.

  The Value Equity Fund seeks maximum long-term total return from a combination of capital growth and income. The Fund is not designed or managed primarily to produce current income.

  The Bond Fund seeks to maximize total return, consistent with liquidity, low risk to principal and investment in debt securities.

  The Indexed Bond Fund seeks to provide investment results that correspond to the total return performance of fixed income securities in the aggregate, as represented by the Salomon Brothers Broad Investment Grade Bond Index.

  The International Bond Fund seeks to provide total return by investing primarily in a portfolio of non-U.S. (primarily government) debt securities.

  The Money Market Fund seeks to provide a high level of current income while preserving capital and maintaining liquidity.

  The Short-Term Bond Fund seeks to maximize total return, consistent with liquidity, preservation of capital and investment in short-term debt securities.

-------------------------------------------------------------------------------
NOTE 2--Significant Accounting Policies:
-------------------------------------------------------------------------------

The following is a summary of significant accounting policies followed by the
Company:

                                      (A)

VALUATION OF FUND SHARES. The net asset value per share of each Class of shares of each Fund is calculated on each day the New York Stock Exchange (the "Exchange") is open for trading as of the close of regular trading on the Exchange. The net asset value per share of each Class of shares is determined by taking the assets attributable to that Class, subtracting the liabilities attributable to that Class, and dividing the result by the shares of that Class that are outstanding.

The Money Market Fund seeks to maintain a net asset value of $1.00 per share, although there is no assurance that it will be able to do so.

                                      (B)

SECURITIES VALUATION. Portfolio securities of the Money Market Fund are valued at their amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date.

  Portfolio securities of each of the other Funds are stated at value determined (a) by appraising common and preferred stocks which are traded on the New York Stock Exchange at the last sale price on that day or, if no sale occurs, the mean between the closing bid price and asked price; (b) by appraising common and preferred stocks traded on other United States national securities exchanges or foreign securities exchanges as nearly as possible in the manner described in (a) by reference to their principal exchange, including the National Association of Securities Dealers National Market System; (c) by appraising over-the-counter securities quoted on the National Association of Securities Dealers NASDAQ system (but not listed on the National Market System) at the bid price supplied through such system; (d) by appraising over-the-counter securities not quoted on the NASDAQ system and securities listed or traded on certain foreign exchanges whose operations are similar to the U.S. over-the-counter market at prices supplied by a pricing agent selected by a Fund's investment adviser if such prices are deemed to be representative of market values at the regular close of business of the New York Stock Exchange; (e) by appraising debt securities at prices supplied by a pricing agent selected by a Fund's investment adviser, whose prices reflect broker/dealer supplied valuations and electronic data processing techniques if those prices are deemed by a Fund's investment adviser to be representative of market values at the regular close of business of the New York Stock Exchange;
(f) by appraising options and futures contracts at the last sale price on the market where any such option or futures are principally traded; and (g) by appraising all other securities and other assets, including over-the-counter common and preferred stocks not quoted on the NASDAQ system, securities not listed or traded on foreign exchanges whose operations are similar to the U.S. over-the-counter market and debt securities for which prices are supplied by a pricing agent but are not deemed by a Fund's investment adviser to be representative of market values, but excluding money market instruments with a remaining maturity of sixty days or less and including restricted securities and securities for which no market quotations are available, at fair value in accordance with procedures approved by the Board of Directors. Money Market instruments held by the Funds with a remaining maturity of sixty days or less are valued by the amortized cost method which involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date.

  Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the New York Stock Exchange will not be reflected in the Funds' calculation of net asset values' unless a Fund's investment adviser deems that the particular event would materially affect net asset value, in which case an adjustment will be made.

                                      (C)

FEDERAL INCOME TAXES. Each of the Funds is treated as a separate entity for Federal income tax purposes. The Company's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of the taxable income to the shareholders of each Fund within the allowable time limits. Therefore, no Federal income or excise tax provision is required.

                                                      MAINSTAY
                                                      INSTITUTIONAL FUNDS INC.

  Investment income received by a Fund from foreign sources may be subject to foreign income taxes withheld at the source.

                                      (D)

STATEMENT OF POSITION 93-2: Permanent book-tax differences relating to shareholder distributions have been reclassified. Net investment income
(loss), net realized gain (loss), and net assets are not affected. The following table discloses the current year reclassifications between accumulated undistributed net investment income (loss) and accumulated undistributed net realized gain (loss) on investments.

                                                         ACCUMULATED
                                                        UNDISTRIBUTED
                                          ACCUMULATED    NET REALIZED
                           ACCUMULATED   UNDISTRIBUTED  GAIN (LOSS) ON
                          UNDISTRIBUTED   NET REALIZED     FOREIGN     ADDITIONAL
                          NET INVESTMENT  GAIN (LOSS)      CURRENCY     PAID-IN
                          INCOME (LOSS)  ON INVESTMENTS  TRANSACTIONS   CAPITAL
                          -------------- -------------- -------------- ----------
EAFE Index Fund.........    $ (600,909)     $  3,248      $  631,201   $ (33,540)
Growth Equity Fund......           418        80,225               0     (80,643)
Indexed Equity Fund.....       109,286        11,480               0    (120,766)
International Equity
 Fund...................     2,220,471          (290)     (2,220,181)          0
Multi-Asset Fund........      (153,521)      (31,128)        266,081     (81,432)
Value Equity Fund.......         1,479       (20,740)              0      19,261
Bond Fund...............       (64,554)      301,041               0    (236,487)
Indexed Bond Fund.......       459,486      (459,486)              0           0
International Bond Fund.        19,488             0         (19,488)          0
Short-Term Bond Fund....       (47,874)      324,505               0    (276,631)

                                      (E)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends are recorded on the ex-dividend date. For the Money Market Fund, dividends are declared daily and paid monthly. Each of the other Funds intends to declare and pay substantially all of their net investment income and net realized gains no less frequently than once a year. Income distributions and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles.

                                      (F)

SECURITY TRANSACTIONS AND INVESTMENT INCOME. The Company records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method and include gains and losses from repayments of principal on mortgage related and other asset-backed securities. Dividend income is recognized on the ex-dividend date and interest income is accrued daily. Discounts on securities, other than short-term securities, purchased for all Funds are amortized on the constant yield method over the life of the respective securities or, in the case of a callable security, over the period to the first date of call.

                                      (G)

ORGANIZATION COSTS. Costs incurred in connection with the Fund's initial organization and registration aggregated $313,695. Organization costs for the International Bond Fund and the International Equity Fund amounted to $61,000 for each Fund. Such costs are being amortized over 60 months beginning with the commencement of operations of the respective Fund of the Company. In the event that any of the initial shares purchased by affiliates of the Administrator are redeemed, proceeds of such redemption will be reduced by the proportionate amount of the unamortized deferred organizational expenses which the number of shares redeemed bears to the total number of initial shares purchased.

                                      (H)

EXPENSES. Expenses with respect to any two or more Funds are allocated in proportion to the net assets of the respective Funds when the expenses are incurred except where allocations of direct expenses can otherwise fairly be made.

  The investment income and expenses (other than expenses incurred under the Shareholder Services Plan), and realized and unrealized gains and losses on investments of a Fund are allocated to separate classes of shares based upon their relative net assets on the date the income is earned or expenses and realized and unrealized gains and losses are incurred.

                                      (I)

USE OF ESTIMATES. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

                                      (J)

FOREIGN CURRENCY TRANSACTIONS. The books and records of the Company are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:

    (i)market value of investment securities, other assets and liabilities-- at the valuation date

    (ii)income and expenses--at the date of such transactions.

  The assets and liabilities are presented at the exchange rates and market values at the close of the year. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices are not separately presented. However, gains and losses from certain foreign currency transactions are treated as ordinary income for Federal income tax purposes.

  Net realized gain (loss) on foreign currency transactions represents net gains and losses on forward currency transactions, net currency gains and losses realized as a result of differences between the amounts of security sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Fund's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities at year-end exchange rates are reflected in unrealized foreign exchange gains or losses.

  There are certain risks involved in investing in foreign securities that are in addition to the usual risks inherent in domestic instruments. These risks include those resulting from future adverse political and economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions.

                                      (K)

REPURCHASE AGREEMENTS. At the time the Funds enter into a repurchase agreement, the value of the underlying security, including accrued interest, will be equal to or exceed the value of the repurchase agreement and, in the case of repurchase agreements exceeding one day, the value of the underlying security, including accrued interest, is required during the term of the agreement to be equal to or exceed the value of the repurchase agreement. The underlying securities for all repurchase agreements are held in a segregated account of the Funds' custodian. In the case of repurchase agreements exceeding one day, the market value of the underlying securities is monitored by pricing the underlying securities daily.

  In the event of the bankruptcy of a counterparty, realization of the collateral may be delayed or limited.

                                      (L)

FORWARD CONTRACTS. A forward contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate. During the period the forward contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" such contract on a daily basis to reflect the market value of the contract at the end of each day's trading. When the forward contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. Forward contracts may be used for hedging purposes. (see Note 5).

                                                      MAINSTAY
                                                      INSTITUTIONAL FUNDS INC.

                                      (M)

FUTURES CONTRACTS. A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date, or to make or receive a cash payment based on the value of a securities index. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" such contract on a daily basis to reflect the market value of the contract at the end of each day's trading. The Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin". When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. Futures contracts may be used for hedging purposes. (see Note 5).

                                      (N)

MORTGAGE DOLLAR ROLLS. A mortgage dollar roll is a transaction ("MDRs") in which a Fund sells mortgage backed securities ("MBS") from its portfolio to a counterparty from whom it simultaneously agrees to buy a similar security on a delayed delivery basis. The MDR transactions of a Fund are classified as purchase and sale transactions. The securities sold in connection with the MDR are removed from the portfolio and a realized gain or loss is recognized. These securities are included at market value in the portfolio of investments and liability for such purchase commitments is included as payables for investments purchased.

                                      (O)

SECURITIES LENDING. The Fund may lend its securities to broker-dealers and financial institutions. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. The Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The Fund receives compensation for lending its securities in the form of fees or it retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Funds.

-------------------------------------------------------------------------------
NOTE 3--Fees and Related Party Policies:
-------------------------------------------------------------------------------

                                      (A)

INVESTMENT ADVISORY AND ADMINISTRATION FEES. MacKay-Shields Financial Corporation ("MacKay-Shields") serves as the investment adviser to the Growth Equity Fund, International Equity Fund, Value Equity Fund, Bond Fund, International Bond Fund and Short-Term Bond Fund under an Investment Advisory Agreement. MacKay-Shields is a registered investment adviser and an indirect wholly-owned subsidiary of New York Life Insurance Company ("New York Life"). New York Life serves as the investment adviser to the Money Market Fund under an Investment Advisory Agreement. Monitor Capital Advisors Inc. ("Monitor"), is a registered investment adviser, a wholly-owned subsidiary of NYLIFE Inc., an indirect wholly-owned subsidiary of New York Life and serves as investment adviser to the EAFE Index Fund, Indexed Equity Fund, Multi-Asset Fund and the Indexed Bond Fund under an Investment Advisory Agreement.

  New York Life is the Administrator for the Funds.

  The Company, on behalf of each Fund, pays the Advisers and Administrator a monthly fee for the services performed and the facilities furnished at an annual rate of the average daily net assets of that Fund as follows:

                                                           ADVISER ADMINISTRATOR
                                                           ------- -------------
   EAFE Index Fund........................................  .15%       .80%
   Growth Equity Fund.....................................  .25%       .60%
   Indexed Equity Fund....................................  .10%       .40%
   International Equity Fund..............................  .35%       .50%
   Multi-Asset Fund.......................................  .15%       .50%
   Value Equity Fund......................................  .25%       .60%
   Bond Fund..............................................  .20%       .55%
   Indexed Bond Fund......................................  .10%       .40%
   International Bond Fund................................  .30%       .50%
   Money Market Fund......................................  .10%       .40%
   Short-Term Bond Fund...................................  .15%       .45%

  The Administrator has voluntarily agreed to assume the portion of the Funds' operating expenses for the year ended December 31, 1995, for the following Funds to the extent the expenses (excluding service fees) on an annualized basis exceeded the indicated percentages:

EAFE Index Fund............   .94%
Indexed Equity Fund........   .50%
International Equity Fund..  1.00%
Multi-Asset Fund...........   .70%
Bond Fund..................   .75%
Indexed Bond Fund..........   .50%
International Bond Fund....   .95%
Money Market Fund..........   .50%
Short-Term Bond Fund.......   .60%

  In connection with the voluntary expense limitations, the Administrator assumed the following expenses for the year ended December 31, 1995:

*EAFE Index Fund........... $165,321
Indexed Equity Fund........  272,396
International Equity
 Fund......................   60,652
Multi-Asset Fund...........  167,833
Bond Fund.................. $198,399
Indexed Bond Fund..........  225,553
International Bond
 Fund......................   31,528
Money Market Fund..........  136,576
Short-Term Bond Fund.......  114,433

--------
* The EAFE Index Fund's expense limitation became effective April 1, 1995.

  The Growth Equity Fund and the Value Equity Fund do not have a voluntary expense limitation.

  The voluntary expense limitation will continue through December 31, 1996 (December 31, 1997 for the EAFE Index Fund), after which the voluntary expense limitation may be terminated or revised at anytime at the discretion of the Administrator.

                                      (B)

SERVICE FEES. In accordance with the Shareholder Services Plan, New York Life has agreed to provide, through its affiliates or independent third parties, various shareholder and administrative support services to Institutional Service Class shareholders. For its services, New York Life is entitled to a Shareholder Service Fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Institutional Service Class of each Fund.

                                      (C)

DISTRIBUTOR. NYLIFE Distributors Inc., an indirect wholly-owned subsidiary of New York Life serves as the Company's distributor and principal underwriter (the "Distributor") pursuant to a Distribution Agreement. The Distributor is not obligated to sell any specific amount of the Company's shares, and receives no compensation from the Company pursuant to the Distribution Agreement.

                                      (D)

DIRECTORS FEES. Directors, other than those affiliated with New York Life, MacKay-Shields, Monitor Capital or NYLIFE Distributors, are paid an annual fee of $24,000 and $1,000 for each Board and Audit Committee meeting attended plus reimbursement for travel and out-of-pocket expenses.

                                                     MAINSTAY
                                                     INSTITUTIONAL FUNDS INC.

                                      (E)

CAPITAL. The Funds have been advised that at December 31, 1995 affiliates of New York Life Insurance Company owned shares of the Funds with the following market values:

EAFE Index Fund......  $ 70,591,262
Growth Equity Fund...   329,582,202
Indexed Equity Fund..   270,514,522
International Equity
 Fund................    87,987,393
Multi-Asset Fund.....   136,252,097
Value Equity Fund....   409,104,286
Bond Fund............  $121,361,013
Indexed Bond Fund....   135,861,320
International Bond
 Fund................    43,441,463
Money Market Fund....    16,822,616
Short-Term Bond
 Fund................    13,980,133

                                      (F)

OTHER. Fees for the cost of legal services provided to the Company by the Office of General Counsel of New York Life are charged to the Funds. For the year ended December 31, 1995 these fees were as follows:

EAFE Index Fund..........  $ 7,429
Growth Equity Fund.......   33,198
Indexed Equity Fund......   27,925
International Equity
 Fund....................    7,851
Multi-Asset Fund.........   23,804
Value Equity Fund........   47,601
Bond Fund................  $18,765
Indexed Bond Fund........   16,421
International Bond Fund..    3,921
Money Market Fund........    6,045
Short-Term Bond Fund.....    5,364

--------------------------------------------------------------------------------
NOTE 4--Federal Income Tax:
--------------------------------------------------------------------------------

At December 31, 1995, for Federal income tax purposes, capital loss carryforwards, as shown in the table below, are available to the extent provided by regulations to offset future realized gains of each respective Fund through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders. Additionally, as shown in the table below, certain Funds intend to elect, to the extent provided by regulations, to treat certain qualifying capital losses that arose during the year ended December 31, 1995 as if they arose on January 1, 1996.

                                CAPITAL LOSS                     CAPITAL LOSS
                              AVAILABLE THROUGH AMOUNT (000'S) DEFERRED (000'S)
                              ----------------- -------------- ----------------
   Growth Equity Fund........       2003           $    97           $175
                                                   =======           ====
   International Equity
    Fund.....................                      $     0           $366
                                                   =======           ====
   Bond Fund.................       2002           $12,623           $214
                                                   =======           ====
   Short-Term Bond Fund......       2002           $ 4,642           $  0
                                                   =======           ====

The Multi-Asset Fund intends to elect to treat for Federal income tax purposes approximately $1,641 of qualifying foreign exchange losses that arose during the year ended December 31, 1995 as if they arose January 1, 1996. The Bond Fund, the Indexed Bond Fund and the Short-Term Bond Fund utilized $3,970,141, $2,535,626 and $1,772,191, respectively of capital loss carryforwards during the current year.

-------------------------------------------------------------------------------
NOTE 5--Financial Investments:
-------------------------------------------------------------------------------

The EAFE Index Fund's, the International Equity Fund's, the Multi-Asset Fund's and the International Bond Fund's use of forward contracts, involves, to varying degrees, elements of market risk in excess of the amount recognized in the statement of assets and liabilities. The contract or notional amounts reflect the extent of the Fund's involvement in these financial instruments. Risks arise from the possible movements in the foreign exchange rates underlying these instruments. The unrealized appreciation/depreciation on forward contracts reflects the Fund's exposure at year end to credit loss in the event of a counterparty's failure to perform its obligations.

  The EAFE Index Fund's and the Multi-Asset Fund's forward foreign currency exchange contracts are intended to minimize the risk of loss to the Fund from adverse changes in the relationship between U.S. dollar and foreign currencies. The International Equity Fund and the International Bond Fund enter into forward currency exchange contracts in order to protect against uncertainty in the level of future foreign currency exchange rates.

   The EAFE Index Fund's, the Indexed Equity Fund's, the Multi-Asset Fund's and the Indexed Bond Fund's use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the statement of assets and liabilities. The contract or notional amounts and variation margin reflect the extent of the Fund's involvement in open futures positions. Risks arise from possible imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts. However, the Fund's activities in futures contracts are conducted through regulated exchanges which minimize counterparty credit risks.

  The EAFE Index Fund and the Indexed Equity Fund invests in stock index futures contracts to maintain cash reserves while remaining fully invested, to facilitate trading, or to reduce transaction costs. The Multi-Asset Fund has entered into contracts for the future delivery of debt securities and invests in stock index futures contracts to rebalance the Fund's portfolio composition and risk profile to meet the asset class constraints. The Indexed Bond Fund invests in contracts for the future delivery of debt securities in order to attempt to maintain cash reserves while remaining fully invested, to facilitate trading, or to reduce transaction costs.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

--------------------------------------------------------------------------------
NOTE 6--Purchases and Sales of Securities (in 000's):
--------------------------------------------------------------------------------

During the year ended December 31, 1995, purchases and sales of securities, other than securities subject to repurchase transactions and short-term securities, were as follows:

                            EAFE Index      Growth Equity     Indexed Equity   International Equity
                               Fund              Fund              Fund                Fund
                         PURCHASES SALES  PURCHASES  SALES   PURCHASES  SALES   PURCHASES    SALES
                       -----------------------------------------------------------------------------
U.S. Government Securi-
 ties                     $  --    $  --  $    --   $    --   $   --   $   --  $      --   $     --
All others                 6,020    4,647  146,638   107,455   37,140   10,060    106,748     17,547
                       -----------------------------------------------------------------------------
Total                     $6,020   $4,647 $146,638  $107,455  $37,140  $10,060 $  106,748  $  17,547
                       -----------------------------------------------------------------------------
                       -----------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTE 7--Capital Share Transactions (in 000's):
--------------------------------------------------------------------------------

Transactions in capital shares were as follows:

                                        EAFE Index                               Growth Equity
                                           Fund                                      Fund
                         Institutional Institutional Institutional Institutional Institutional Institutional
                             Class     Service Class     Class         Class     Service Class     Class
                         ------------- ------------- ------------- ------------- ------------- -------------
                                 Year Ended           Year Ended           Year Ended           Year Ended
                                    1995                 1994                 1995                 1994
                       -------------------------------------------------------------------------------------
Shares sold                  1,843           19          3,434         9,698          146         14,948
Shares issued in rein-
 vestment of
 dividends and distri-
 butions                        90          -- *            99            32          -- *           589
                       -------------------------------------------------------------------------------------
                             1,933           19          3,533         9,730          146         15,537
Shares redeemed              1,749          --           2,275         8,640            1         12,715
                       -------------------------------------------------------------------------------------
Net increase (decrease)        184           19          1,258         1,090          145          2,822
                       -------------------------------------------------------------------------------------
                       -------------------------------------------------------------------------------------
                                           Bond                                  Indexed Bond
                                           Fund                                      Fund
                         Institutional Institutional Institutional Institutional Institutional Institutional
                             Class     Service Class     Class         Class     Service Class     Class
                         ------------- ------------- ------------- ------------- ------------- -------------
                                 Year Ended           Year Ended           Year Ended           Year Ended
                                    1995                 1994                 1995                 1994
                       -------------------------------------------------------------------------------------
Shares sold                  1,326           78          2,737         1,876           40          8,513
Shares issued in
 reinvestment of
 dividends and
 distributions               1,262            5          1,697         1,103            3            951
                       -------------------------------------------------------------------------------------
                             2,588           83          4,434         2,979           43          9,464
Shares redeemed              5,680            7          3,731         4,960          -- *         7,046
                       -------------------------------------------------------------------------------------
Net increase (decrease)     (3,092)          76            703        (1,981)          43          2,418
                       -------------------------------------------------------------------------------------
                       -------------------------------------------------------------------------------------

*Less than one thousand shares.

                                                      MAINSTAY
                                                      INSTITUTIONAL FUNDS INC.

--------------------------------------------------------------------------------

   Multi-Asset         Value Equity           Bond           Indexed Bond    International Bond    Short-Term Bond
       Fund                Fund               Fund               Fund               Fund                Fund
PURCHASES   SALES   PURCHASES  SALES   PURCHASES  SALES   PURCHASES  SALES   PURCHASES   SALES    PURCHASES  SALES
-------------------------------------------------------------------------------------------------------------------
$385,327   $416,911 $     --  $     -- $656,221  $668,833 $452,653  $470,052  $      -- $      --  $73,033  $83,218
 106,900     66,083  321,361   239,806  196,797   212,378      --      1,245     66,675    32,683   14,578   15,788
-------------------------------------------------------------------------------------------------------------------
$492,227   $482,994 $321,361  $239,806 $853,018  $881,211 $452,653  $471,297  $  66,675 $  32,683  $87,611  $99,006
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

             Indexed Equity                   International Equity                    Multi-Asset
                  Fund                                Fund                               Fund
Institutional  Institutional Institutional Institutional Institutional Institutional Institutional Institutional
    Class      Service Class     Class         Class     Service Class     Class     Service Class     Class
-------------  ------------- ------------- ------------- ------------- ------------- ------------- -------------
        Year Ended            Year Ended           Year Ended                  Year Ended           Year Ended
           1995                  1994                 1995                        1995                 1994
----------------------------------------------------------------------------------------------------------------
    4,814            53          8,766         2,383           20      3,333              262          4,864
      750             2            588           320            1      2,980               38          1,670
----------------------------------------------------------------------------------------------------------------
    5,564            55          9,354         2,703           21      6,313              300          6,534
    3,763             1          7,094            19          -- *     4,595              -- *         7,206
----------------------------------------------------------------------------------------------------------------
    1,801            54          2,260         2,684           21      1,718              300           (672)
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
               Value Equity
                  Fund
Institutional Institutional Institutional
    Class     Service Class     Class
------------- ------------- -------------
         Year Ended           Year Ended
           1995                 1994
-----------------------------------------
   10,840          219         11,982
    1,551            8          2,603
-----------------------------------------
   12,391          227         14,585
    4,818            4          4,930
-----------------------------------------
    7,573          223          9,655
-----------------------------------------
-----------------------------------------

    International Bond                     Money Market                             Short-Term Bond
           Fund                                Fund                                      Fund
Institutional  Institutional Institutional Institutional Institutional Institutional Institutional Institutional
    Class      Service Class     Class     Service Class     Class         Class     Service Class     Class
-------------  ------------- ------------- ------------- ------------- ------------- ------------- -------------
        Year Ended                   Year Ended           Year Ended           Year Ended           Year Ended
           1995                         1995                 1994                 1995                 1994
----------------------------------------------------------------------------------------------------------------
      81              1         193,425        4,420        303,368        2,617          140          4,708
     230            -- *          3,150           41          2,148          332            7            628
----------------------------------------------------------------------------------------------------------------
     311              1         196,575        4,461        305,516        2,949          147          5,336
     --             -- *        193,811        1,677        316,245        4,347           30         13,096
----------------------------------------------------------------------------------------------------------------
     311              1           2,764        2,784        (10,729)      (1,398)         117         (7,760)
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS
-------------------------------------------------------------------------------

To the Board of Directors and Shareholders of MainStay Institutional Funds Inc.

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the EAFE Index Fund, the Growth Equity Fund, the Indexed Equity Fund, the International Equity Fund, the Multi-Asset Fund, the Value Equity Fund, the Bond Fund, the Indexed Bond Fund, the International Bond Fund, the Money Market Fund and the Short-Term Bond Fund (constituting MainStay Institutional Funds Inc., hereafter referred to as the "Funds") at December 31, 1995, the results of each of their operations for the year then ended and the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1995 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York
February 20, 1996

MAINSTAY /(R)/
INSTITUTIONAL FUNDS INC.                                  [ARTWORK APPEARS HERE]


Distributed by NYLIFE Distributors Inc., Member NASD
260 Cherry Hill Road
Parsippany, NJ 07054


NYLIFE Distributors Inc. is an
indirect wholly owned subsidiary of
New York Life Insurance Company.

[LOGO OF NEW YORK LIFE APPEARS HERE]




This is a copy of a report by MainStay Institutional Funds Inc. to the shareholders. Distribution of this report to persons other than these shareholders is authorized only when accompanied or preceded by a current prospectus. This report does not offer for sale or solicit orders to buy any securities.

Advisers:
New York Life Insurance Company
MacKay-Shields Financial Corporation
Monitor Capital Advisors, Inc.

02-006-0296